UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

    ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

    Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

Item 1.	Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (86.5%)
3M Co. (Miscellaneous Manufacturing)	2,944	$216,590
Abbott Laboratories (Pharmaceuticals)	6,509	329,160
Abercrombie & Fitch Co. - Class A (Retail)	368	12,078
Adobe Systems, Inc.* (Software)	2,208	72,732
Advanced Micro Devices, Inc.* (Semiconductors)	2,369	10,897
Aetna, Inc. (Healthcare - Services)	1,840	47,895
Affiliated Computer Services, Inc. - Class A* (Computers)	414	21,565
AFLAC, Inc. (Insurance)	1,978	82,067
Agilent Technologies, Inc.* (Electronics)	1,449	35,848
Air Products & Chemicals, Inc. (Chemicals)	874	67,412
Airgas, Inc. (Chemicals)	345	15,304
AK Steel Holding Corp. (Iron/Steel)	460	7,300
Akamai Technologies, Inc.* (Internet)	736	16,192
Alcoa, Inc. (Mining)	4,117	51,133
Allegheny Energy, Inc. (Electric)	713	16,271
Allegheny Technologies, Inc. (Iron/Steel)	414	12,776
Allergan, Inc. (Pharmaceuticals)	1,288	72,450
Allstate Corp. (Insurance)	2,254	66,651
Altera Corp. (Semiconductors)	1,242	24,579
Altria Group, Inc. (Agriculture)	8,740	158,281
Amazon.com, Inc.* (Internet)	1,403	166,690
Ameren Corp. (Electric)	989	24,072
American Electric Power, Inc. (Electric)	2,001	60,470
American Express Co. (Diversified Financial Services)	5,014	174,688
American International Group, Inc.* (Insurance)	575	19,332
American Tower Corp.* (Telecommunications)	1,656	60,974
Ameriprise Financial, Inc. (Diversified Financial Services)	1,081	37,478
AmerisourceBergen Corp. (Pharmaceuticals)	1,242	27,510
Amgen, Inc.* (Biotechnology)	4,278	229,857
Amphenol Corp. - Class A (Electronics)	713	28,606
Anadarko Petroleum Corp. (Oil & Gas)	2,070	126,125
Analog Devices, Inc. (Semiconductors)	1,219	31,243
AON Corp. (Insurance)	1,150	44,287
Apache Corp. (Oil & Gas)	1,426	134,215
Apartment Investment and Management Co. - Class A (REIT)	483	5,965
Apollo Group, Inc. - Class A* (Commercial Services)	529	30,206
Apple Computer, Inc.* (Computers)	3,772	711,022
Applied Materials, Inc. (Semiconductors)	5,612	68,466
Archer-Daniels-Midland Co. (Agriculture)	2,714	81,746
Assurant, Inc. (Insurance)	506	15,145
AT&T, Inc. (Telecommunications)	24,863	638,233
Autodesk, Inc.* (Software)	966	24,082
Automatic Data Processing, Inc. (Software)	2,116	84,217
AutoNation, Inc.* (Retail)	391	6,741
AutoZone, Inc.* (Retail)	138	18,673
Avalonbay Communities, Inc. (REIT)	345	23,729
Avery Dennison Corp. (Household Products/Wares)	483	17,219
Avon Products, Inc. (Cosmetics/Personal Care)	1,794	57,498
Baker Hughes, Inc. (Oil & Gas Services)	1,311	55,154
Ball Corp. (Packaging & Containers)	391	19,288
Bank of America Corp. (Banks)	36,455	531,514
Bank of New York Mellon Corp. (Banks)	5,060	134,900
Bard (C.R.), Inc. (Healthcare - Products)	414	31,079
Baxter International, Inc. (Healthcare - Products)	2,530	136,772
BB&T Corp. (Banks)	2,875	68,741
Becton, Dickinson & Co. (Healthcare - Products)	1,012	69,180
Bed Bath & Beyond, Inc.* (Retail)	1,104	38,872
Bemis Co., Inc. (Packaging & Containers)	460	11,882
Best Buy Co., Inc. (Retail)	1,449	55,323
Big Lots, Inc.* (Retail)	345	8,642
Biogen Idec, Inc.* (Biotechnology)	1,219	51,356
BJ Services Co. (Oil & Gas Services)	1,242	23,846
Black & Decker Corp. (Hand/Machine Tools)	253	11,947
BMC Software, Inc.* (Software)	782	29,059
Boeing Co. (Aerospace/Defense)	3,059	146,220
Boston Properties, Inc. (REIT)	575	34,943
Boston Scientific Corp.* (Healthcare - Products)	6,348	51,546
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,349	182,008
Broadcom Corp. - Class A* (Semiconductors)	1,817	48,350
Brown-Forman Corp. (Beverages)	460	22,453
Burlington Northern Santa Fe Corp. (Transportation)	1,104	83,153
C.H. Robinson Worldwide, Inc. (Transportation)	713	39,293
CA, Inc. (Software)	1,679	35,125
Cabot Oil & Gas Corp. (Oil & Gas)	437	16,811
Cameron International Corp.* (Oil & Gas Services)	920	34,012
Campbell Soup Co. (Food)	805	25,559
Capital One Financial Corp. (Diversified Financial Services)	1,909	69,869
Cardinal Health, Inc. (Pharmaceuticals)	1,518	43,020
CareFusion Corp.* (Healthcare - Products)	759	16,979
Carnival Corp. - Class A (Leisure Time)	1,840	53,581
Caterpillar, Inc. (Machinery - Construction & Mining)	2,622	144,367
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,012	10,474
CBS Corp. - Class B (Media)	2,852	33,568
Celgene Corp.* (Biotechnology)	1,932	98,629

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
CenterPoint Energy, Inc. (Electric)	1,633	$20,576
CenturyTel, Inc. (Telecommunications)	1,242	40,315
Cephalon, Inc.* (Pharmaceuticals)	322	17,575
CF Industries Holdings, Inc. (Chemicals)	207	17,233
Chesapeake Energy Corp. (Oil & Gas)	2,714	66,493
Chevron Corp. (Oil & Gas)	8,441	646,074
Chubb Corp. (Insurance)	1,472	71,421
Ciena Corp.* (Telecommunications)	391	4,586
CIGNA Corp. (Insurance)	1,150	32,016
Cincinnati Financial Corp. (Insurance)	690	17,498
Cintas Corp. (Textiles)	552	15,285
Cisco Systems, Inc.* (Telecommunications)	24,311	555,506
Citigroup, Inc. (Diversified Financial Services)	54,970	224,827
Citrix Systems, Inc.* (Software)	782	28,746
Clorox Co. (Household Products/Wares)	598	35,420
CME Group, Inc. (Diversified Financial Services)	276	83,520
CMS Energy Corp. (Electric)	966	12,848
Coach, Inc. (Apparel)	1,334	43,982
Coca-Cola Co. (Beverages)	9,775	521,105
Coca-Cola Enterprises, Inc. (Beverages)	1,334	25,439
Cognizant Technology Solutions Corp.* (Computers)	1,242	48,003
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,093	164,573
Comcast Corp. - Class A (Media)	12,098	175,421
Comerica, Inc. (Banks)	644	17,871
Computer Sciences Corp.* (Computers)	644	32,657
Compuware Corp.* (Software)	1,012	7,145
ConAgra Foods, Inc. (Food)	1,863	39,123
ConocoPhillips (Oil & Gas)	6,256	313,926
CONSOL Energy, Inc. (Coal)	759	32,493
Consolidated Edison, Inc. (Electric)	1,150	46,782
Constellation Brands, Inc.* (Beverages)	828	13,099
Constellation Energy Group, Inc. (Electric)	851	26,313
Convergys Corp.* (Commercial Services)	529	5,740
Corning, Inc. (Telecommunications)	6,555	95,769
Costco Wholesale Corp. (Retail)	1,840	104,604
Coventry Health Care, Inc.* (Healthcare - Services)	621	12,314
CSX Corp. (Transportation)	1,656	69,850
Cummins, Inc. (Machinery - Diversified)	851	36,644
CVS Corp. (Retail)	6,072	214,342
D.R. Horton, Inc. (Home Builders)	1,173	12,856
Danaher Corp. (Miscellaneous Manufacturing)	1,081	73,757
Darden Restaurants, Inc. (Retail)	598	18,125
DaVita, Inc.* (Healthcare - Services)	437	23,174
Dean Foods Co.* (Food)	759	13,837
Deere & Co. (Machinery - Diversified)	1,771	80,669
Dell, Inc.* (Computers)	7,245	104,980
Denbury Resources, Inc.* (Oil & Gas)	1,058	15,447
DENTSPLY International, Inc. (Healthcare - Products)	621	20,468
Devon Energy Corp. (Oil & Gas)	1,863	120,555
DeVry, Inc. (Commercial Services)	253	13,988
Diamond Offshore Drilling, Inc. (Oil & Gas)	299	28,480
DIRECTV Group, Inc.* (Media)	1,886	49,602
Discover Financial Services (Diversified Financial Services)	2,254	31,872
Dominion Resources, Inc. (Electric)	2,507	85,464
Dover Corp. (Miscellaneous Manufacturing)	782	29,466
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,081	29,468
DTE Energy Co. (Electric)	690	25,516
Duke Energy Corp. (Electric)	5,474	86,599
Dun & Bradstreet Corp. (Software)	230	17,609
Dynegy, Inc. - Class A* (Electric)	2,139	4,278
E* TRADE Financial Corp.* (Diversified Financial Services)	5,957	8,697
E.I. du Pont de Nemours & Co. (Chemicals)	3,818	121,489
Eastman Chemical Co. (Chemicals)	299	15,700
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,127	4,226
Eaton Corp. (Miscellaneous Manufacturing)	690	41,711
eBay, Inc.* (Internet)	4,738	105,515
Ecolab, Inc. (Chemicals)	989	43,476
Edison International (Electric)	1,380	43,912
El Paso Corp. (Pipelines)	2,944	28,881
Electronic Arts, Inc.* (Software)	1,357	24,752
Eli Lilly & Co. (Pharmaceuticals)	4,255	144,713
EMC Corp.* (Computers)	8,510	140,160
Emerson Electric Co. (Electrical Components & Equipment)	3,174	119,818
Ensco International, Inc. (Oil & Gas)	598	27,382
Entergy Corp. (Electric)	828	63,524
EOG Resources, Inc. (Oil & Gas)	1,058	86,396
EQT Corp. (Oil & Gas)	552	23,107
Equifax, Inc. (Commercial Services)	529	14,484
Equity Residential Properties Trust (REIT)	1,150	33,212
Exelon Corp. (Electric)	2,783	130,690
Expedia, Inc.* (Internet)	897	20,335
Expeditors International of Washington, Inc. (Transportation)	897	28,901
Express Scripts, Inc.* (Pharmaceuticals)	1,150	91,908
Exxon Mobil Corp. (Oil & Gas)	20,263	1,452,249
Family Dollar Stores, Inc. (Retail)	598	16,923
Fastenal Co. (Distribution/Wholesale)	552	19,044
Federated Investors, Inc. - Class B (Diversified Financial Services)	368	9,660
FedEx Corp. (Transportation)	1,311	95,297
Fidelity National Information Services, Inc. (Software)	1,334	29,028
Fifth Third Bancorp (Banks)	3,358	30,021
First Horizon National Corp.* (Banks)	921	10,893
First Solar, Inc.* (Energy - Alternate Sources)	207	25,240
FirstEnergy Corp. (Electric)	1,288	55,745

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Fiserv, Inc.* (Software)	644	$29,540
FLIR Systems, Inc.* (Electronics)	644	17,910
Flowserve Corp. (Machinery - Diversified)	230	22,588
Fluor Corp. (Engineering & Construction)	759	33,715
FMC Corp. (Chemicals)	299	15,279
FMC Technologies, Inc.* (Oil & Gas Services)	506	26,616
Ford Motor Co.* (Auto Manufacturers)	13,570	94,990
Forest Laboratories, Inc.* (Pharmaceuticals)	1,265	35,003
Fortune Brands, Inc. (Household Products/Wares)	644	25,084
FPL Group, Inc. (Electric)	1,725	84,698
Franklin Resources, Inc. (Diversified Financial Services)	621	64,975
Freeport-McMoRan Copper & Gold, Inc. - Class B* (Mining)	1,725	126,546
Frontier Communications Corp. (Telecommunications)	1,311	9,400
GameStop Corp. - Class A* (Retail)	690	16,760
Gannett Co., Inc. (Media)	989	9,712
General Dynamics Corp. (Aerospace/Defense)	1,633	102,389
General Electric Co. (Miscellaneous Manufacturing)	44,781	638,577
General Mills, Inc. (Food)	1,380	90,970
Genuine Parts Co. (Distribution/Wholesale)	667	23,338
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	2,024	21,495
Genzyme Corp.* (Biotechnology)	1,150	58,190
Gilead Sciences, Inc.* (Pharmaceuticals)	3,818	162,456
Goodrich Corp. (Aerospace/Defense)	529	28,751
Google, Inc. - Class A* (Internet)	1,012	542,553
H & R Block, Inc. (Commercial Services)	1,403	25,731
Halliburton Co. (Oil & Gas Services)	3,795	110,852
Harley-Davidson, Inc. (Leisure Time)	989	24,646
Harman International Industries, Inc. (Home Furnishings)	299	11,245
Harris Corp. (Telecommunications)	552	23,029
Hartford Financial Services Group, Inc. (Insurance)	1,610	39,477
Hasbro, Inc. (Toys/Games/Hobbies)	529	14,426
HCP, Inc. (REIT)	1,242	36,751
Health Care REIT, Inc. (REIT)	506	22,451
Heinz (H.J.) Co. (Food)	1,334	53,680
Hess Corp. (Oil & Gas)	1,219	66,728
Hewlett-Packard Co. (Computers)	9,982	473,746
Home Depot, Inc. (Retail)	7,176	180,046
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,174	113,915
Hormel Foods Corp. (Food)	299	10,902
Hospira, Inc.* (Pharmaceuticals)	690	30,802
Host Marriott Corp. (REIT)	2,553	25,811
Hudson City Bancorp, Inc. (Savings & Loans)	1,978	25,991
Humana, Inc.* (Healthcare - Services)	713	26,795
Huntington Bancshares, Inc. (Banks)	2,898	11,041
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,633	74,987
IMS Health, Inc. (Software)	759	12,440
Integrys Energy Group, Inc. (Electric)	322	11,141
Intel Corp. (Semiconductors)	23,598	450,958
IntercontinentalExchange, Inc.* (Diversified Financial Services)	299	29,957
International Business Machines Corp. (Computers)	5,520	665,767
International Flavors & Fragrances, Inc. (Chemicals)	322	12,265
International Game Technology (Entertainment)	1,242	22,157
International Paper Co. (Forest Products & Paper)	1,817	40,537
Interpublic Group of Cos., Inc.* (Advertising)	2,047	12,323
Intuit, Inc.* (Software)	1,357	39,448
Intuitive Surgical, Inc.* (Healthcare - Products)	161	39,662
Invesco, Ltd. (Diversified Financial Services)	1,748	36,970
Iron Mountain, Inc.* (Commercial Services)	759	18,542
ITT Industries, Inc. (Miscellaneous Manufacturing)	759	38,481
J.C. Penney Co., Inc. (Retail)	989	32,766
J.P. Morgan Chase & Co. (Diversified Financial Services)	16,583	692,672
Jabil Circuit, Inc. (Electronics)	782	10,463
Jacobs Engineering Group, Inc.* (Engineering & Construction)	529	22,371
Janus Capital Group, Inc. (Diversified Financial Services)	759	9,958
JDS Uniphase Corp.* (Telecommunications)	920	5,143
JM Smucker Co. (Food)	506	26,681
Johnson & Johnson (Healthcare - Products)	11,615	685,866
Johnson Controls, Inc. (Auto Parts & Equipment)	2,783	66,569
Juniper Networks, Inc.* (Telecommunications)	2,208	56,326
KB Home (Home Builders)	322	4,566
Kellogg Co. (Food)	1,081	55,715
KeyCorp (Banks)	3,703	19,959
Kimberly-Clark Corp. (Household Products/Wares)	1,748	106,908
Kimco Realty Corp. (REIT)	1,587	20,060
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,035	10,485
KLA -Tencor Corp. (Semiconductors)	713	23,180
Kohls Corp.* (Retail)	1,288	73,699
Kraft Foods, Inc. (Food)	6,210	170,899
Kroger Co. (Food)	2,737	63,307
L-3 Communications Holdings, Inc. (Aerospace/Defense)	483	34,916
Laboratory Corp. of America Holdings* (Healthcare - Services)	460	31,689
Legg Mason, Inc. (Diversified Financial Services)	690	20,086
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	667	12,893

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Lennar Corp. - Class A (Home Builders)	644	$8,114
Leucadia National Corp.* (Holding Companies - Diversified)	805	18,088
Lexmark International, Inc. - Class A* (Computers)	322	8,211
Life Technologies Corp.* (Biotechnology)	736	34,717
Limited, Inc. (Retail)	1,127	19,835
Lincoln National Corp. (Insurance)	1,265	30,145
Linear Technology Corp. (Semiconductors)	943	24,405
Lockheed Martin Corp. (Aerospace/Defense)	1,357	93,348
Loews Corp. (Insurance)	1,541	51,007
Lorillard, Inc. (Agriculture)	690	53,627
Lowe’s Cos., Inc. (Retail)	6,233	121,980
LSI Logic Corp.* (Semiconductors)	2,737	14,013
M&T Bank Corp. (Banks)	345	21,683
Macy’s, Inc. (Retail)	1,771	31,116
Marathon Oil Corp. (Oil & Gas)	2,990	95,590
Marriott International, Inc. - Class A (Lodging)	1,058	26,513
Marsh & McLennan Cos., Inc. (Insurance)	2,208	51,800
Marshall & Ilsley Corp. (Banks)	1,955	10,401
Masco Corp. (Building Materials)	1,518	17,837
Massey Energy Co. (Coal)	368	10,705
MasterCard, Inc. - Class A (Software)	414	90,674
Mattel, Inc. (Toys/Games/Hobbies)	1,518	28,736
MBIA, Inc.* (Insurance)	667	2,708
McAfee, Inc.* (Internet)	667	27,934
McCormick & Co., Inc. (Food)	552	19,326
McDonald’s Corp. (Retail)	4,600	269,606
McGraw-Hill Cos., Inc. (Media)	1,334	38,393
McKesson Corp. (Commercial Services)	1,127	66,189
MeadWestvaco Corp. (Forest Products & Paper)	713	16,278
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,001	112,296
Medtronic, Inc. (Healthcare - Products)	4,669	166,683
MEMC Electronic Materials, Inc.* (Semiconductors)	943	11,712
Merck & Co., Inc. (Pharmaceuticals)	8,878	274,597
Meredith Corp. (Media)	161	4,357
MetLife, Inc. (Insurance)	3,450	117,404
MetroPCS Communications, Inc.* (Telecommunications)	1,104	6,878
Microchip Technology, Inc. (Semiconductors)	782	18,737
Micron Technology, Inc.* (Semiconductors)	3,565	24,206
Microsoft Corp. (Software)	32,660	905,662
Millipore Corp.* (Biotechnology)	230	15,412
Molex, Inc. (Electrical Components & Equipment)	575	10,735
Molson Coors Brewing Co. - Class B (Beverages)	667	32,663
Monsanto Co. (Agriculture)	2,300	154,514
Monster Worldwide, Inc.* (Internet)	529	7,681
Moody’s Corp. (Commercial Services)	828	19,607
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,727	183,951
Motorola, Inc. (Telecommunications)	9,683	82,983
Murphy Oil Corp. (Oil & Gas)	805	49,218
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,288	20,917
Nabors Industries, Ltd.* (Oil & Gas)	1,196	24,913
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	598	10,800
National Semiconductor Corp. (Semiconductors)	989	12,798
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,771	72,593
NetApp, Inc.* (Computers)	1,426	38,573
Newell Rubbermaid, Inc. (Housewares)	1,173	17,020
Newmont Mining Corp. (Mining)	2,070	89,962
News Corp. - Class A (Media)	9,476	109,164
Nicor, Inc. (Gas)	184	6,823
NIKE, Inc. - Class B (Apparel)	1,633	101,540
NiSource, Inc. (Electric)	1,150	14,858
Noble Energy, Inc. (Oil & Gas)	736	48,304
Nordstrom, Inc. (Retail)	690	21,928
Norfolk Southern Corp. (Transportation)	1,541	71,841
Northeast Utilities System (Electric)	736	16,965
Northern Trust Corp. (Banks)	1,012	50,853
Northrop Grumman Corp. (Aerospace/Defense)	1,334	66,873
Novell, Inc.* (Software)	1,472	6,020
Novellus Systems, Inc.* (Semiconductors)	414	8,520
Nucor Corp. (Iron/Steel)	1,334	53,160
NVIDIA Corp.* (Semiconductors)	2,300	27,508
NYSE Euronext (Diversified Financial Services)	1,104	28,538
O’Reilly Automotive, Inc.* (Retail)	575	21,436
Occidental Petroleum Corp. (Oil & Gas)	3,427	260,041
Office Depot, Inc.* (Retail)	1,150	6,958
Omnicom Group, Inc. (Advertising)	1,311	44,941
Oracle Corp. (Software)	16,468	347,475
Owens-Illinois, Inc.* (Packaging & Containers)	713	22,730
PACCAR, Inc. (Auto Manufacturers)	1,541	57,649
Pactiv Corp.* (Packaging & Containers)	552	12,746
Pall Corp. (Miscellaneous Manufacturing)	506	16,060
Parker Hannifin Corp. (Miscellaneous Manufacturing)	667	35,324
Patterson Cos., Inc.* (Healthcare - Products)	391	9,982
Paychex, Inc. (Commercial Services)	1,357	38,552
Peabody Energy Corp. (Coal)	1,127	44,618
People’s United Financial, Inc. (Banks)	1,472	23,596
Pepco Holdings, Inc. (Electric)	920	13,736
PepsiCo, Inc. (Beverages)	6,555	396,905
PerkinElmer, Inc. (Electronics)	483	8,989
Pfizer, Inc. (Pharmaceuticals)	34,208	582,562
PG&E Corp. (Electric)	1,564	63,952
Philip Morris International, Inc. (Commercial Services)	8,142	385,605

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Pinnacle West Capital Corp. (Electric)	437	$13,687
Pioneer Natural Resources Co. (Oil & Gas)	483	19,856
Pitney Bowes, Inc. (Office/Business Equipment)	874	21,413
Plum Creek Timber Co., Inc. (Forest Products & Paper)	690	21,590
PNC Financial Services Group (Banks)	1,955	95,678
Polo Ralph Lauren Corp. (Apparel)	253	18,828
PPG Industries, Inc. (Chemicals)	690	38,937
PPL Corp. (Electric)	1,587	46,721
Praxair, Inc. (Chemicals)	1,288	102,319
Precision Castparts Corp. (Metal Fabricate/Hardware)	598	57,037
Principal Financial Group, Inc. (Insurance)	1,334	33,403
Procter & Gamble Co. (Cosmetics/Personal Care)	12,305	713,690
Progress Energy, Inc. (Electric)	1,173	44,023
Progress Energy, Inc.CVO* (Electric)	189	30
Progressive Corp.* (Insurance)	2,852	45,632
ProLogis (REIT)	1,863	21,108
Prudential Financial, Inc. (Insurance)	1,955	88,425
Public Service Enterprise Group, Inc. (Electric)	2,139	63,742
Public Storage, Inc. (REIT)	575	42,320
Pulte Homes, Inc. (Home Builders)	1,334	12,019
QLogic Corp.* (Semiconductors)	506	8,875
Qualcomm, Inc. (Telecommunications)	7,015	290,491
Quanta Services, Inc.* (Commercial Services)	874	18,529
Quest Diagnostics, Inc. (Healthcare - Services)	667	37,305
Questar Corp. (Pipelines)	736	29,322
Qwest Communications International, Inc. (Telecommunications)	6,256	22,459
R.R. Donnelley & Sons Co. (Commercial Services)	874	17,550
RadioShack Corp. (Retail)	529	8,935
Range Resources Corp. (Oil & Gas)	667	33,383
Raytheon Co. (Aerospace/Defense)	1,633	73,942
Red Hat, Inc.* (Software)	782	20,183
Regions Financial Corp. (Banks)	5,014	24,268
Republic Services, Inc. (Environmental Control)	1,357	35,160
Reynolds American, Inc. (Agriculture)	713	34,566
Robert Half International, Inc. (Commercial Services)	644	14,941
Rockwell Automation, Inc. (Machinery - Diversified)	598	24,488
Rockwell Collins, Inc. (Aerospace/Defense)	667	33,603
Rowan Cos., Inc. (Oil & Gas)	483	11,230
Ryder System, Inc. (Transportation)	230	9,327
Safeway, Inc. (Food)	1,748	39,033
Salesforce.com, Inc.* (Software)	460	26,105
SanDisk Corp.* (Computers)	966	19,784
Sara Lee Corp. (Food)	2,921	32,978
SCANA Corp. (Electric)	460	15,566
Schering-Plough Corp. (Pharmaceuticals)	6,877	193,931
Schlumberger, Ltd. (Oil & Gas Services)	5,037	313,301
Scripps Networks Interactive - Class A (Entertainment)	368	13,896
Sealed Air Corp. (Packaging & Containers)	667	12,826
Sears Holdings Corp.* (Retail)	207	14,047
Sempra Energy (Gas)	1,035	53,251
Sherwin-Williams Co. (Chemicals)	414	23,615
Sigma-Aldrich Corp. (Chemicals)	506	26,277
Simon Property Group, Inc. (REIT)	1,203	81,672
SLM Corp.* (Diversified Financial Services)	1,978	19,187
Smith International, Inc. (Oil & Gas Services)	920	25,512
Snap-on, Inc. (Hand/Machine Tools)	253	9,242
Southern Co. (Electric)	3,358	104,736
Southwest Airlines Co. (Airlines)	3,128	26,275
Southwestern Energy Co.* (Oil & Gas)	1,449	63,147
Spectra Energy Corp. (Pipelines)	2,714	51,892
Sprint Nextel Corp.* (Telecommunications)	12,121	35,878
St. Jude Medical, Inc.* (Healthcare - Products)	1,472	50,166
Staples, Inc. (Retail)	3,036	65,881
Starbucks Corp.* (Retail)	3,105	58,933
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	782	22,725
State Street Corp. (Banks)	2,093	87,864
Stericycle, Inc.* (Environmental Control)	368	19,272
Stryker Corp. (Healthcare - Products)	1,196	55,016
Sun Microsystems, Inc.* (Computers)	3,174	25,963
Sunoco, Inc. (Oil & Gas)	483	14,876
SunTrust Banks, Inc. (Banks)	2,093	39,997
SuperValu, Inc. (Food)	897	14,235
Symantec Corp.* (Internet)	3,427	60,247
Sysco Corp. (Food)	2,484	65,702
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,081	52,677
Target Corp. (Retail)	3,174	153,717
TECO Energy, Inc. (Electric)	897	12,863
Tellabs, Inc.* (Telecommunications)	1,679	10,108
Tenet Healthcare Corp.* (Healthcare - Services)	1,817	9,303
Teradata Corp.* (Computers)	713	19,878
Teradyne, Inc.* (Semiconductors)	736	6,160
Tesoro Petroleum Corp. (Oil & Gas)	598	8,456
Texas Instruments, Inc. (Semiconductors)	5,313	124,590
Textron, Inc. (Miscellaneous Manufacturing)	1,150	20,447
The AES Corp.* (Electric)	2,806	36,674
The Charles Schwab Corp. (Diversified Financial Services)	4,002	69,395
The Dow Chemical Co. (Chemicals)	4,830	113,408
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	506	21,505
The Gap, Inc. (Retail)	2,024	43,192
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,162	367,908

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,012	$13,035
The Hershey Co. (Food)	690	26,075
The New York Times Co. - Class A (Media)	483	3,850
The Pepsi Bottling Group, Inc. (Beverages)	598	22,389
The Stanley Works (Hand/Machine Tools)	345	15,604
The Travelers Cos., Inc. (Insurance)	2,392	119,098
The Williams Cos., Inc. (Pipelines)	2,461	46,390
Thermo Fisher Scientific, Inc.* (Electronics)	1,725	77,625
Tiffany & Co. (Retail)	529	20,784
Time Warner Cable, Inc. (Media)	1,495	58,963
Time Warner, Inc. (Media)	4,991	150,329
Titanium Metals Corp. (Mining)	368	3,165
TJX Cos., Inc. (Retail)	1,794	67,006
Torchmark Corp. (Insurance)	345	14,007
Total System Services, Inc. (Software)	828	13,223
Tyson Foods, Inc. - Class A (Food)	1,288	16,126
U.S. Bancorp (Banks)	8,050	186,921
Union Pacific Corp. (Transportation)	2,116	116,676
United Parcel Service, Inc. - Class B (Transportation)	4,186	224,704
United States Steel Corp. (Iron/Steel)	598	20,625
United Technologies Corp. (Aerospace/Defense)	3,956	243,096
UnitedHealth Group, Inc. (Healthcare - Services)	4,899	127,129
UnumProvident Corp. (Insurance)	1,403	27,990
V.F. Corp. (Apparel)	368	26,143
Valero Energy Corp. (Oil & Gas)	2,369	42,879
Varian Medical Systems, Inc.* (Healthcare - Products)	529	21,678
Ventas, Inc. (REIT)	667	26,767
VeriSign, Inc.* (Internet)	805	18,362
Verizon Communications, Inc. (Telecommunications)	11,960	353,896
Viacom, Inc. - Class B* (Media)	2,553	70,437
Vornado Realty Trust (REIT)	667	39,727
Vulcan Materials Co. (Building Materials)	529	24,350
W.W. Grainger, Inc. (Distribution/Wholesale)	253	23,714
Wal-Mart Stores, Inc. (Retail)	9,108	452,485
Walgreen Co. (Retail)	4,186	158,356
Walt Disney Co. (Media)	7,843	214,663
Washington Post Co. - Class B (Media)	23	9,936
Waste Management, Inc. (Environmental Control)	2,070	61,852
Waters Corp.* (Electronics)	414	23,776
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	437	15,042
WellPoint, Inc.* (Healthcare - Services)	2,001	93,567
Wells Fargo & Co. (Banks)	19,688	541,814
Western Digital Corp.* (Computers)	943	31,760
Western Union Co. (Commercial Services)	2,967	53,910
Weyerhaeuser Co. (Forest Products & Paper)	897	32,597
Whirlpool Corp. (Home Furnishings)	322	23,052
Whole Foods Market, Inc.* (Food)	598	19,172
Windstream Corp. (Telecommunications)	1,840	17,738
Wisconsin Energy Corp. (Electric)	483	21,093
Wyndham Worldwide Corp. (Lodging)	759	12,941
Wynn Resorts, Ltd.* (Lodging)	299	16,212
Xcel Energy, Inc. (Electric)	1,909	35,966
Xerox Corp. (Office/Business Equipment)	3,657	27,501
Xilinx, Inc. (Semiconductors)	1,173	25,513
XL Capital, Ltd. - Class A (Insurance)	1,449	23,778
XTO Energy, Inc. (Oil & Gas)	2,438	101,323
Yahoo!, Inc.* (Internet)	5,037	80,088
YUM! Brands, Inc. (Retail)	1,955	64,417
Zimmer Holdings, Inc.* (Healthcare - Products)	897	47,155
Zions Bancorp (Banks)	529	7,491

TOTAL COMMON STOCKS (Cost $28,020,887)		38,450,918

	Principal Amount
Repurchase Agreements (23.0%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,118,005 (Collateralized by $3,016,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $3,180,708)	$3,118,000	3,118,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,037,002 (Collateralized by $2,080,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $2,078,801)	2,037,000	2,037,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,837,006 (Collateralized by $3,607,000 of various U.S. Government Agency Obligations, 4.75%–6.00%, 5/15/11-3/5/12, market value $3,922,536)	3,837,000	3,837,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,208,002 (Collateralized by $1,229,000 of various U.S. Treasury Securities, 1.13%–1.38%, 6/30/11-8/24/11, market value $1,236,021)	1,208,000	1,208,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,200,000)		10,200,000

TOTAL INVESTMENT SECURITIES (Cost $38,220,887)—109.5%		48,650,918
Net other assets (liabilities) — (9.5)%		(4,207,494)

NET ASSETS — 100.0%		$44,443,424

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2009
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $740,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/18/09 (Underlying notional amount at value $979,925)	19	$3,140

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$3,327,679	$(86,753)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$1,908,774	$(165,891)

Bull ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$57,264	0.1%
Aerospace/Defense	823,138	1.9%
Agriculture	482,734	1.1%
Airlines	26,275	0.1%
Apparel	190,493	0.4%
Auto Manufacturers	152,639	0.3%
Auto Parts & Equipment	79,604	0.2%
Banks	1,915,506	4.3%
Beverages	1,063,521	2.4%
Biotechnology	488,161	1.0%
Building Materials	42,187	0.1%
Chemicals	612,714	1.4%
Coal	87,816	0.2%
Commercial Services	723,574	1.6%
Computers	2,342,069	5.3%
Cosmetics/Personal Care	957,266	2.2%
Distribution/Wholesale	66,096	0.1%
Diversified Financial Services	2,249,180	5.1%
Electric	1,303,511	2.9%
Electrical Components & Equipment	130,553	0.3%
Electronics	203,217	0.5%
Energy - Alternate Sources	25,240	0.1%
Engineering & Construction	56,086	0.1%
Entertainment	36,053	0.1%
Environmental Control	116,284	0.3%
Food	783,320	1.8%
Forest Products & Paper	111,002	0.2%
Gas	60,074	0.1%
Hand/Machine Tools	36,793	NM
Healthcare - Products	1,402,232	3.2%
Healthcare - Services	409,171	0.9%
Holding Companies - Diversified	18,088	NM
Home Builders	37,555	NM
Home Furnishings	34,297	0.1%
Household Products/Wares	184,631	0.4%
Housewares	17,020	NM
Insurance	993,291	2.2%
Internet	1,045,597	2.4%
Iron/Steel	93,861	0.2%
Leisure Time	78,227	0.2%
Lodging	78,391	0.2%
Machinery - Construction & Mining	144,367	0.3%
Machinery - Diversified	164,389	0.4%
Media	928,395	2.1%
Metal Fabricate/Hardware	57,037	0.1%
Mining	270,806	0.6%
Miscellaneous Manufacturing	1,316,434	3.0%
Office/Business Equipment	48,914	0.1%
Oil & Gas	3,897,204	8.8%
Oil & Gas Services	661,886	1.5%
Packaging & Containers	79,472	0.2%
Pharmaceuticals	2,346,435	5.3%
Pipelines	156,485	0.4%
REIT	414,516	0.9%
Real Estate	10,474	NM
Retail	2,398,206	5.4%
Savings & Loans	25,991	0.1%
Semiconductors	964,710	2.2%
Software	1,843,265	4.1%
Telecommunications	2,309,712	5.2%
Textiles	15,285	NM
Toys/Games/Hobbies	43,162	0.1%
Transportation	739,042	1.7%
Other**	5,992,506	13.5%

Total	$44,443,424	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$38,450,918	$—	$38,450,918
Repurchase Agreements	—	10,200,000	10,200,000

Total Investment Securities	38,450,918	10,200,000	48,650,918

Other Financial Instruments^	3,140	(252,644)	(249,504)

Total Investments	$38,454,058	$9,947,356	$48,401,414

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (41.6%)
3Com Corp.* (Telecommunications)	2,550	$13,107
99 Cents Only Stores* (Retail)	255	2,899
Aaron’s, Inc. (Commercial Services)	306	7,665
ACI Worldwide, Inc.* (Software)	204	3,282
Acxiom Corp.* (Software)	510	5,855
ADC Telecommunications, Inc.* (Telecommunications)	612	3,972
ADTRAN, Inc. (Telecommunications)	357	8,225
Advance Auto Parts, Inc. (Retail)	612	22,803
Advent Software, Inc.* (Software)	51	1,949
Aecom Technology Corp.* (Engineering & Construction)	714	18,021
Aeropostale, Inc.* (Retail)	408	15,312
Affiliated Managers Group, Inc.* (Diversified Financial Services)	255	16,190
Affymetrix, Inc.* (Biotechnology)	459	2,401
AGCO Corp.* (Machinery - Diversified)	561	15,770
AGL Resources, Inc. (Gas)	459	16,047
AirTran Holdings, Inc.* (Airlines)	663	2,804
Alaska Air Group, Inc.* (Airlines)	204	5,247
Albemarle Corp. (Chemicals)	561	17,716
Alberto-Culver Co. (Cosmetics/Personal Care)	510	13,678
Alexander & Baldwin, Inc. (Transportation)	255	7,352
Alexandria Real Estate Equities, Inc. (REIT)	255	13,813
Alliance Data Systems Corp.* (Commercial Services)	306	16,824
Alliant Energy Corp. (Electric)	714	18,964
Alliant Techsystems, Inc.* (Aerospace/Defense)	204	15,867
AMB Property Corp. (REIT)	918	20,178
American Eagle Outfitters, Inc. (Retail)	1,326	23,192
American Financial Group, Inc. (Insurance)	511	12,558
American Greetings Corp. - Class A (Household Products/Wares)	255	5,187
AmeriCredit Corp.* (Diversified Financial Services)	612	10,802
Ametek, Inc. (Electrical Components & Equipment)	663	23,132
AnnTaylor Stores Corp.* (Retail)	357	4,630
ANSYS, Inc.* (Software)	561	22,765
Apollo Investment Corp. (Investment Companies)	1,020	9,180
AptarGroup, Inc. (Miscellaneous Manufacturing)	408	14,406
Aqua America, Inc. (Water)	867	13,395
Arch Coal, Inc. (Coal)	1,020	22,093
Arrow Electronics, Inc.* (Electronics)	765	19,385
Arthur J. Gallagher & Co. (Insurance)	612	13,654
Ashland, Inc. (Chemicals)	459	15,854
Associated Banc-Corp (Banks)	816	10,453
Astoria Financial Corp. (Savings & Loans)	510	5,090
Atmel Corp.* (Semiconductors)	2,907	10,814
Atmos Energy Corp. (Gas)	561	15,624
Avnet, Inc.* (Electronics)	969	24,012
Avocent Corp.* (Internet)	255	6,342
BancorpSouth, Inc. (Banks)	459	10,364
Bank of Hawaii Corp. (Banks)	306	13,586
Barnes & Noble, Inc. (Retail)	255	4,236
BE Aerospace, Inc.* (Aerospace/Defense)	612	10,851
Beckman Coulter, Inc. (Healthcare - Products)	408	26,247
Bill Barrett Corp.* (Oil & Gas)	204	6,320
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	102	9,118
BJ’s Wholesale Club, Inc.* (Retail)	357	12,506
Black Hills Corp. (Electric)	204	4,971
Blyth, Inc. (Household Products/Wares)	51	1,807
Bob Evans Farms, Inc. (Retail)	153	4,019
BorgWarner, Inc. (Auto Parts & Equipment)	714	21,648
Boyd Gaming Corp.* (Lodging)	357	2,628
BRE Properties, Inc. - Class A (REIT)	306	8,332
Brink’s Home Security Holdings, Inc.* (Commercial Services)	255	7,900
Brinker International, Inc. (Retail)	663	8,380
Broadridge Financial Solutions, Inc. (Software)	867	18,042
Brown & Brown, Inc. (Insurance)	765	14,053
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	459	20,389
Cabot Corp. (Chemicals)	408	8,947
Cadence Design Systems, Inc.* (Computers)	1,734	10,595
Callaway Golf Co. (Leisure Time)	408	2,791
Camden Property Trust (REIT)	408	14,790
Career Education Corp.* (Commercial Services)	408	8,503
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	357	11,081
Carmax, Inc.* (Retail)	1,428	28,089
Carpenter Technology Corp. (Iron/Steel)	255	5,363
Cathay Bancorp, Inc. (Banks)	306	2,702
Cerner Corp.* (Software)	408	31,024
Charles River Laboratories International, Inc.* (Biotechnology)	408	14,900
Cheesecake Factory, Inc.* (Retail)	357	6,490
Chico’s FAS, Inc.* (Retail)	1,122	13,408
Chipotle Mexican Grill, Inc. - Class A* (Retail)	204	16,624
Church & Dwight, Inc. (Household Products/Wares)	459	26,108
Cimarex Energy Co. (Oil & Gas)	510	19,972
Cincinnati Bell, Inc.* (Telecommunications)	1,377	4,241
City National Corp. (Banks)	255	9,606
Clean Harbors, Inc.* (Environmental Control)	102	5,758
Cleco Corp. (Electric)	357	8,836
Cliffs Natural Resources, Inc. (Iron/Steel)	816	29,025
Coldwater Creek, Inc.* (Retail)	357	2,053
Collective Brands, Inc.* (Retail)	408	7,568
Commerce Bancshares, Inc. (Banks)	408	15,651
Commercial Metals Co. (Metal Fabricate/Hardware)	714	10,596

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Commscope, Inc.* (Telecommunications)	561	$15,158
Community Health Systems, Inc.* (Healthcare - Services)	561	17,548
Comstock Resources, Inc.* (Oil & Gas)	255	10,478
Con-way, Inc. (Transportation)	306	10,095
Copart, Inc.* (Retail)	408	13,125
Corinthian Colleges, Inc.* (Commercial Services)	561	8,897
Corn Products International, Inc. (Food)	459	12,935
Corporate Office Properties Trust (REIT)	357	11,849
Corrections Corp. of America* (Commercial Services)	714	17,093
Cousins Properties, Inc. (REIT)	565	4,136
Covance, Inc.* (Healthcare - Services)	408	21,085
Crane Co. (Miscellaneous Manufacturing)	255	7,102
Cree Research, Inc.* (Semiconductors)	612	25,765
Cullen/Frost Bankers, Inc. (Banks)	357	16,704
Cytec Industries, Inc. (Chemicals)	306	10,150
Deluxe Corp. (Commercial Services)	306	4,354
Dick’s Sporting Goods, Inc.* (Retail)	561	12,729
Diebold, Inc. (Computers)	408	12,338
Digital River, Inc.* (Internet)	204	4,657
Dollar Tree, Inc.* (Retail)	561	25,318
Donaldson Co., Inc. (Miscellaneous Manufacturing)	459	16,373
DPL, Inc. (Electric)	714	18,093
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	459	14,688
DST Systems, Inc.* (Computers)	255	10,636
Duke-Weeks Realty Corp. (REIT)	1,428	16,051
Dycom Industries, Inc.* (Engineering & Construction)	204	2,016
Eaton Vance Corp. (Diversified Financial Services)	765	21,718
Edwards Lifesciences Corp.* (Healthcare - Products)	357	27,468
Encore Acquisition Co.* (Oil & Gas)	357	13,234
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	765	17,136
Energen Corp. (Gas)	459	20,141
Energizer Holdings, Inc.* (Electrical Components & Equipment)	408	24,835
Equinix, Inc.* (Internet)	204	17,405
Equity One, Inc. (REIT)	204	3,044
Essex Property Trust, Inc. (REIT)	153	11,503
Everest Re Group, Ltd. (Insurance)	357	31,234
Exterran Holdings, Inc.* (Oil & Gas Services)	408	8,335
F5 Networks, Inc.* (Internet)	510	22,894
FactSet Research Systems, Inc. (Computers)	255	16,333
Fair Isaac Corp. (Software)	306	6,221
Fairchild Semiconductor International, Inc.* (Semiconductors)	765	5,722
Federal Realty Investment Trust (REIT)	357	21,074
Federal Signal Corp. (Miscellaneous Manufacturing)	306	1,879
Fidelity National Title Group, Inc. - Class A (Insurance)	1,479	20,070
First American Financial Corp. (Insurance)	561	17,049
First Niagara Financial Group, Inc. (Savings & Loans)	1,122	14,406
FirstMerit Corp. (Banks)	510	9,665
Flowers Foods, Inc. (Food)	459	10,722
Foot Locker, Inc. (Retail)	1,020	10,690
Forest Oil Corp.* (Oil & Gas)	714	13,994
Fossil, Inc.* (Household Products/Wares)	306	8,179
Frontier Oil Corp. (Oil & Gas)	663	9,189
FTI Consulting, Inc.* (Commercial Services)	306	12,488
Fulton Financial Corp. (Banks)	1,122	9,268
Gartner Group, Inc.* (Commercial Services)	357	6,647
GATX Corp. (Trucking & Leasing)	255	6,931
Gen-Probe, Inc.* (Healthcare - Products)	306	12,766
Gentex Corp. (Electronics)	867	13,881
Global Payments, Inc. (Software)	510	25,107
Graco, Inc. (Machinery - Diversified)	357	9,832
Granite Construction, Inc. (Engineering & Construction)	204	5,826
Great Plains Energy, Inc. (Electric)	867	14,999
Greif, Inc. - Class A (Packaging & Containers)	204	10,918
GUESS?, Inc. (Apparel)	357	13,048
Hanesbrands, Inc.* (Apparel)	612	13,231
Hanover Insurance Group, Inc. (Insurance)	306	12,870
Hansen Natural Corp.* (Beverages)	459	16,593
Harsco Corp. (Miscellaneous Manufacturing)	510	16,060
Harte-Hanks, Inc. (Advertising)	204	2,395
Hawaiian Electric Industries, Inc. (Electric)	561	10,014
HCC Insurance Holdings, Inc. (Insurance)	714	18,842
Health Management Associates, Inc. - Class A* (Healthcare - Services)	1,581	9,644
Health Net, Inc.* (Healthcare - Services)	663	9,885
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	561	7,703
Helmerich & Payne, Inc. (Oil & Gas)	663	25,207
Henry Schein, Inc.* (Healthcare - Products)	561	29,638
Herman Miller, Inc. (Office Furnishings)	357	5,516
Hewitt Associates, Inc.* (Commercial Services)	510	18,115
Highwoods Properties, Inc. (REIT)	459	12,632
Hill-Rom Holdings, Inc. (Healthcare - Products)	408	7,993
HNI Corp. (Office Furnishings)	255	6,712
Hologic, Inc.* (Healthcare - Products)	1,632	24,121
Horace Mann Educators Corp. (Insurance)	255	3,170
Hospitality Properties Trust (REIT)	765	14,772

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Hubbell, Inc. - Class B (Electrical Components & Equipment)	357	$15,183
IDACORP, Inc. (Electric)	306	8,596
IDEX Corp. (Machinery - Diversified)	510	14,499
IDEXX Laboratories, Inc.* (Healthcare - Products)	357	18,250
Imation Corp. (Computers)	153	1,349
Immucor, Inc.* (Healthcare - Products)	459	8,207
Informatica Corp.* (Software)	561	11,910
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,020	18,003
Integrated Device Technology, Inc.* (Semiconductors)	1,071	6,297
International Bancshares Corp. (Banks)	306	4,544
International Rectifier Corp.* (Semiconductors)	459	8,391
International Speedway Corp. (Entertainment)	153	3,903
Intersil Corp. - Class A (Semiconductors)	765	9,601
Itron, Inc.* (Electronics)	255	15,310
ITT Educational Services, Inc.* (Commercial Services)	204	18,431
J. Crew Group, Inc.* (Retail)	357	14,558
J.B. Hunt Transport Services, Inc. (Transportation)	561	16,864
Jack Henry & Associates, Inc. (Computers)	510	11,766
Jefferies Group, Inc.* (Diversified Financial Services)	765	19,966
JetBlue Airways Corp.* (Airlines)	1,377	6,830
John Wiley & Sons, Inc. (Media)	255	8,981
Jones Lang LaSalle, Inc. (Real Estate)	255	11,947
Joy Global, Inc. (Machinery - Construction & Mining)	663	33,422
Kansas City Southern Industries, Inc.* (Transportation)	612	14,829
KBR, Inc. (Engineering & Construction)	1,020	20,879
Kelly Services, Inc. - Class A (Commercial Services)	153	1,695
Kennametal, Inc. (Hand/Machine Tools)	510	12,016
Kindred Healthcare, Inc.* (Healthcare - Services)	255	3,749
Kinetic Concepts, Inc.* (Healthcare - Products)	357	11,849
Kirby Corp.* (Transportation)	306	10,343
Korn/Ferry International* (Commercial Services)	255	4,070
Lam Research Corp.* (Semiconductors)	816	27,516
Lamar Advertising Co.* (Advertising)	306	7,436
Lancaster Colony Corp. (Miscellaneous Manufacturing)	102	4,955
Landstar System, Inc. (Transportation)	306	10,783
Lender Processing Services, Inc. (Diversified Financial Services)	612	24,358
Lennox International, Inc. (Building Materials)	306	10,303
Liberty Property Trust (REIT)	714	20,970
Life Time Fitness, Inc.* (Leisure Time)	255	5,495
LifePoint Hospitals, Inc.* (Healthcare - Services)	357	10,114
Lincare Holdings, Inc.* (Healthcare - Services)	408	12,815
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	255	12,097
LKQ Corp.* (Distribution/Wholesale)	918	15,854
Louisiana-Pacific Corp.* (Forest Products & Paper)	663	3,481
Lubrizol Corp. (Chemicals)	408	27,156
M.D.C. Holdings, Inc. (Home Builders)	204	6,654
Mack-Cali Realty Corp. (REIT)	510	15,784
Manpower, Inc. (Commercial Services)	510	24,179
ManTech International Corp. - Class A* (Software)	102	4,474
Mariner Energy, Inc.* (Oil & Gas)	663	8,447
Martin Marietta Materials (Building Materials)	255	21,247
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	306	15,291
Masimo Corp.* (Healthcare - Products)	306	8,130
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	153	5,620
MDU Resources Group, Inc. (Electric)	1,173	24,340
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	357	7,558
Mentor Graphics Corp.* (Computers)	612	4,468
Mercury General Corp. (Insurance)	204	7,438
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	204	19,890
Micros Systems, Inc.* (Computers)	510	13,729
Mine Safety Appliances Co. (Environmental Control)	153	3,900
Minerals Technologies, Inc. (Chemicals)	102	5,025
Mohawk Industries, Inc.* (Textiles)	357	15,290
MPS Group, Inc.* (Commercial Services)	561	7,585
MSC Industrial Direct Co. - Class A (Retail)	255	10,978
National Fuel Gas Co. (Pipelines)	510	23,123
National Instruments Corp. (Computers)	357	9,532
Nationwide Health Properties, Inc. (REIT)	663	21,382
Navigant Consulting Co.* (Commercial Services)	306	4,357
NBTY, Inc.* (Pharmaceuticals)	357	12,998
NCR Corp.* (Computers)	1,020	10,353
Netflix, Inc.* (Internet)	255	13,630
NeuStar, Inc.* (Telecommunications)	459	10,603
New York Community Bancorp (Savings & Loans)	2,244	24,235
NewAlliance Bancshares, Inc. (Savings & Loans)	663	7,346

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Newfield Exploration Co.* (Oil & Gas)	867	$35,564
Nordson Corp. (Machinery - Diversified)	204	10,765
NSTAR (Electric)	663	20,520
NV Energy, Inc. (Electric)	1,530	17,534
NVR, Inc.* (Home Builders)	51	33,776
Oceaneering International, Inc.* (Oil & Gas Services)	357	18,243
OGE Energy Corp. (Electric)	612	20,331
Old Republic International Corp. (Insurance)	1,530	16,340
Olin Corp. (Chemicals)	510	7,788
OMEGA Healthcare Investors, Inc. (REIT)	510	7,732
Omnicare, Inc. (Pharmaceuticals)	765	16,578
ONEOK, Inc. (Gas)	663	24,007
Oshkosh Truck Corp. (Auto Manufacturers)	561	17,537
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	357	11,503
Overseas Shipholding Group, Inc. (Transportation)	102	4,004
Owens & Minor, Inc. (Distribution/Wholesale)	255	10,427
Packaging Corp. of America (Packaging & Containers)	663	12,120
PacWest Bancorp (Banks)	153	2,598
Palm, Inc.* (Computers)	1,071	12,434
Panera Bread Co. - Class A* (Retail)	153	9,177
Parametric Technology Corp.* (Software)	714	10,646
Patriot Coal Corp.* (Coal)	459	5,187
Patterson-UTI Energy, Inc. (Oil & Gas)	969	15,097
Pentair, Inc. (Miscellaneous Manufacturing)	612	17,809
PepsiAmericas, Inc. (Beverages)	357	10,439
Perrigo Co. (Pharmaceuticals)	510	18,967
PetSmart, Inc. (Retail)	816	19,200
Pharmaceutical Product Development, Inc. (Commercial Services)	765	16,486
Phillips-Van Heusen Corp. (Apparel)	306	12,286
Plains Exploration & Production Co.* (Oil & Gas)	867	22,975
Plantronics, Inc. (Telecommunications)	306	7,378
PNM Resources, Inc. (Electric)	561	6,014
Polycom, Inc.* (Telecommunications)	510	10,950
Potlatch Corp. (Forest Products & Paper)	255	7,117
Priceline.com, Inc.* (Internet)	255	40,236
Pride International, Inc.* (Oil & Gas)	1,122	33,166
Protective Life Corp. (Insurance)	510	9,818
Psychiatric Solutions, Inc.* (Healthcare - Services)	357	7,368
Quest Software, Inc.* (Software)	357	5,987
Quicksilver Resources, Inc.* (Oil & Gas)	765	9,333
Ralcorp Holdings, Inc.* (Food)	357	19,171
Raymond James Financial Corp. (Diversified Financial Services)	612	14,449
Rayonier, Inc. (Forest Products & Paper)	510	19,676
Realty Income Corp. (REIT)	663	15,368
Regency Centers Corp. (REIT)	510	17,110
Regis Corp. (Retail)	357	5,798
Reinsurance Group of America, Inc. (Insurance)	459	21,160
Reliance Steel & Aluminum Co. (Iron/Steel)	408	14,884
Rent-A-Center, Inc.* (Commercial Services)	408	7,491
ResMed, Inc.* (Healthcare - Products)	459	22,587
RF Micro Devices, Inc.* (Telecommunications)	1,734	6,901
Rollins, Inc. (Commercial Services)	255	4,610
Roper Industries, Inc. (Miscellaneous Manufacturing)	561	28,359
Ross Stores, Inc. (Retail)	816	35,912
Rovi Corp.* (Semiconductors)	663	18,266
RPM, Inc. (Chemicals)	816	14,378
Ruddick Corp. (Food)	255	6,814
SAIC, Inc.* (Commercial Services)	1,326	23,483
Saks, Inc.* (Retail)	918	5,150
Scholastic Corp. (Media)	153	3,805
Scientific Games Corp. - Class A* (Entertainment)	408	5,741
SEI Investments Co. (Software)	816	14,256
Semtech Corp.* (Semiconductors)	357	5,523
Sensient Technologies Corp. (Chemicals)	306	7,739
Service Corp. International (Commercial Services)	1,632	11,212
Shaw Group, Inc.* (Engineering & Construction)	510	13,087
Silicon Laboratories, Inc.* (Semiconductors)	255	10,685
SL Green Realty Corp. (REIT)	459	17,791
Smithfield Foods, Inc.* (Food)	918	12,246
Solera Holdings, Inc. (Software)	408	13,146
Sonoco Products Co. (Packaging & Containers)	612	16,371
Sotheby’s (Commercial Services)	408	6,471
Southern Union Co. (Gas)	765	14,971
SPX Corp. (Miscellaneous Manufacturing)	306	16,151
SRA International, Inc. - Class A* (Computers)	255	4,784
StanCorp Financial Group, Inc. (Insurance)	306	11,233
Steel Dynamics, Inc. (Iron/Steel)	1,377	18,438
STERIS Corp. (Healthcare - Products)	357	10,446
Strayer Education, Inc. (Commercial Services)	51	10,351
Superior Energy Services, Inc.* (Oil & Gas Services)	510	11,021
SVB Financial Group* (Banks)	204	8,415
Sybase, Inc.* (Software)	510	20,176
Syniverse Holdings, Inc.* (Telecommunications)	408	6,989
Synopsys, Inc.* (Computers)	918	20,196
Synovus Financial Corp. (Banks)	3,111	6,906
TCF Financial Corp. (Banks)	714	8,447

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Tech Data Corp.* (Distribution/Wholesale)	306	$11,760
Techne Corp. (Healthcare - Products)	204	12,752
Teleflex, Inc. (Miscellaneous Manufacturing)	255	12,686
Telephone & Data Systems, Inc. (Telecommunications)	612	18,127
Temple-Inland, Inc. (Forest Products & Paper)	663	10,243
Terex Corp.* (Machinery - Construction & Mining)	663	13,406
Terra Industries, Inc. (Chemicals)	612	19,443
The Brink’s Co. (Miscellaneous Manufacturing)	255	6,051
The Corporate Executive Board Co. (Commercial Services)	204	4,898
The Macerich Co. (REIT)	517	15,407
The Ryland Group, Inc. (Home Builders)	255	4,730
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	255	10,358
The Timberland Co. - Class A* (Apparel)	255	4,126
The Warnaco Group, Inc.* (Apparel)	255	10,335
Thomas & Betts Corp.* (Electronics)	306	10,468
Thor Industries, Inc. (Home Builders)	204	5,349
Thoratec Corp.* (Healthcare - Products)	357	9,375
Tidewater, Inc. (Oil & Gas Services)	306	12,751
Timken Co. (Metal Fabricate/Hardware)	510	11,235
Toll Brothers, Inc.* (Home Builders)	867	15,016
Tootsie Roll Industries, Inc. (Food)	153	3,796
Trimble Navigation, Ltd.* (Electronics)	765	16,042
Trinity Industries, Inc. (Miscellaneous Manufacturing)	510	8,609
Trustmark Corp. (Banks)	306	5,799
Tupperware Corp. (Household Products/Wares)	408	18,368
UDR, Inc. (REIT)	969	13,934
UGI Corp. (Gas)	663	15,832
Under Armour, Inc. - Class A* (Retail)	204	5,477
Unit Corp.* (Oil & Gas)	255	9,965
United Rentals, Inc.* (Commercial Services)	357	3,388
United Therapeutics Corp.* (Pharmaceuticals)	204	8,678
Unitrin, Inc. (Insurance)	306	5,998
Universal Corp. (Agriculture)	153	6,363
Universal Health Services, Inc. - Class B (Healthcare - Services)	306	17,029
Urban Outfitters, Inc.* (Retail)	816	25,606
URS Corp.* (Engineering & Construction)	510	19,819
Valeant Pharmaceuticals International* (Pharmaceuticals)	408	11,995
Valley National Bancorp (Banks)	918	12,191
Valmont Industries, Inc. (Metal Fabricate/Hardware)	102	7,372
Valspar Corp. (Chemicals)	612	15,526
ValueClick, Inc.* (Internet)	561	5,520
Varian, Inc.* (Electronics)	153	7,834
VCA Antech, Inc.* (Pharmaceuticals)	510	12,148
Vectren Corp. (Gas)	510	11,495
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,173	39,366
Vishay Intertechnology, Inc.* (Electronics)	1,173	7,308
W.R. Berkley Corp. (Insurance)	867	21,432
Wabtec Corp. (Machinery - Diversified)	306	11,249
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	561	15,742
Washington Federal, Inc. (Savings & Loans)	663	11,370
Waste Connections, Inc.* (Environmental Control)	510	16,029
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	255	11,113
Webster Financial Corp. (Banks)	408	4,614
Weingarten Realty Investors (REIT)	663	12,265
WellCare Health Plans, Inc.* (Healthcare - Services)	255	6,663
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	2,397	9,468
Werner Enterprises, Inc. (Transportation)	255	4,781
Westamerica Bancorp (Banks)	153	7,313
Westar Energy, Inc. (Electric)	663	12,696
WGL Holdings, Inc. (Gas)	306	10,116
Williams Sonoma, Inc. (Retail)	663	12,451
Wilmington Trust Corp. (Banks)	408	4,916
WMS Industries, Inc.* (Leisure Time)	255	10,195
Woodward Governor Co. (Electronics)	357	8,393
Worthington Industries, Inc. (Metal Fabricate/Hardware)	357	3,945
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	357	8,925

TOTAL COMMON STOCKS (Cost $4,092,050)		5,087,372

	Principal Amount
Repurchase Agreements (60.2%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,254,004 (Collateralized by $2,180,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,299,316)	$2,254,000	2,254,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,473,001 (Collateralized by $1,504,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,503,133)	1,473,000	1,473,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,774,005 (Collateralized by $2,608,000 of various U.S. Government Agency Obligations, 4.75%–6.00%, 5/15/11-3/5/12, market value $2,837,401)	2,774,000	2,774,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $872,001 (Collateralized by $880,000 Federal Farm Credit Bank, 4.00%, 3/6/13, market value $895,973)	$872,000	$872,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,373,000)		7,373,000

TOTAL INVESTMENT SECURITIES (Cost $11,465,050)—101.8%		12,460,372
Net other assets (liabilities) — (1.8)%		(217,098)

NET ASSETS — 100.0%		$12,243,274

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/18/09 (Underlying notional amount at value $2,496,600)	38	$(117,733)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$3,583,347	$(127,340)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$1,102,527	$(78,032)

Mid-Cap ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$9,831	0.1%
Aerospace/Defense	26,718	0.2%
Agriculture	6,363	0.1%
Airlines	14,881	0.1%
Apparel	53,026	0.4%
Auto Manufacturers	17,537	0.1%
Auto Parts & Equipment	21,648	0.2%
Banks	163,742	1.3%
Beverages	27,032	0.2%
Biotechnology	65,785	0.5%
Building Materials	31,550	0.3%
Chemicals	149,722	1.2%
Coal	27,280	0.2%
Commercial Services	268,306	2.2%
Computers	138,513	1.1%
Cosmetics/Personal Care	13,678	0.1%
Distribution/Wholesale	56,044	0.5%
Diversified Financial Services	123,225	1.0%
Electric	185,908	1.5%
Electrical Components & Equipment	83,040	0.7%
Electronics	122,633	1.0%
Engineering & Construction	79,648	0.7%
Entertainment	24,332	0.2%
Environmental Control	25,687	0.2%
Food	65,684	0.5%
Forest Products & Paper	40,517	0.3%
Gas	128,233	1.0%
Hand/Machine Tools	24,113	0.2%
Healthcare - Products	229,829	1.9%
Healthcare - Services	115,900	0.9%
Home Builders	65,525	0.5%
Household Products/Wares	70,007	0.6%
Insurance	236,919	1.9%
Internet	110,684	0.9%
Investment Companies	9,180	0.1%
Iron/Steel	67,710	0.6%
Leisure Time	18,481	0.2%
Lodging	2,628	NM
Machinery - Construction & Mining	67,217	0.5%
Machinery - Diversified	71,040	0.6%
Media	12,786	0.1%
Metal Fabricate/Hardware	33,148	0.3%
Miscellaneous Manufacturing	167,141	1.4%
Office Furnishings	12,228	0.1%
Oil & Gas	232,941	1.9%
Oil & Gas Services	58,053	0.5%
Packaging & Containers	39,409	0.3%
Pharmaceuticals	117,561	1.0%
Pipelines	23,123	0.2%
REIT	309,917	2.5%
Real Estate	11,947	0.1%
Retail	378,378	3.2%
Retail - Restaurants	9,468	0.1%
Savings & Loans	62,447	0.5%
Semiconductors	128,580	1.1%
Software	194,840	1.6%
Telecommunications	105,651	0.9%
Textiles	15,290	0.1%
Toys/Games/Hobbies	15,291	0.1%
Transportation	79,051	0.6%
Trucking & Leasing	6,931	0.1%
Water	13,395	0.1%
Other**	7,155,902	58.4%

Total	$12,243,274	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$5,087,372	$—	$5,087,372
Repurchase Agreements	—	7,373,000	7,373,000

Total Investment Securities	5,087,372	7,373,000	12,460,372

Other Financial Instruments^	(117,733)	(205,372)	(323,105)

Total Investments	$4,969,639	$7,167,628	$12,137,267

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (44.5%)
1st Source Corp. (Banks)	500	$7,410
3Com Corp.* (Telecommunications)	6,300	32,382
3PAR, Inc.* (Computers)	700	6,587
99 Cents Only Stores* (Retail)	1,000	11,370
AAON, Inc. (Building Materials)	1,000	18,010
AAR Corp.* (Aerospace/Defense)	1,000	19,610
ABIOMED, Inc.* (Healthcare - Products)	1,200	10,860
ABM Industries, Inc. (Commercial Services)	1,000	18,780
Acco Brands Corp.* (Household Products/Wares)	1,400	8,484
ACI Worldwide, Inc.* (Software)	800	12,872
Acme Packet, Inc.* (Telecommunications)	800	7,832
Acorda Therapeutics, Inc.* (Biotechnology)	700	15,211
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,500	23,415
Acuity Brands, Inc. (Miscellaneous Manufacturing)	900	28,494
Acxiom Corp.* (Software)	1,700	19,516
Adaptec, Inc.* (Telecommunications)	4,200	13,398
ADC Telecommunications, Inc.* (Telecommunications)	1,900	12,331
Administaff, Inc. (Commercial Services)	600	14,892
ADTRAN, Inc. (Telecommunications)	1,100	25,344
Advisory Board Co.* (Commercial Services)	500	12,320
Affymax, Inc.* (Biotechnology)	400	8,056
Affymetrix, Inc.* (Biotechnology)	1,800	9,414
Aircastle, Ltd. (Trucking & Leasing)	1,300	10,296
AirTran Holdings, Inc.* (Airlines)	2,100	8,883
Alaska Air Group, Inc.* (Airlines)	700	18,004
Alaska Communications Systems Group, Inc. (Telecommunications)	1,600	12,448
Albany International Corp. - Class A (Machinery - Diversified)	1,100	18,326
Alexander’s, Inc.* (REIT)	100	26,492
Align Technology, Inc.* (Healthcare - Products)	1,200	18,864
Alkermes, Inc.* (Pharmaceuticals)	1,600	12,752
Allied Capital Corp. (Investment Companies)	2,900	9,048
Allied Nevada Gold Corp.* (Mining)	800	7,640
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,500	8,475
Altisource Portfolio Solutions S.A.* (Diversified Financial Services)	205	3,126
AMAG Pharmaceuticals, Inc.* (Biotechnology)	300	11,334
Ambac Financial Group, Inc. (Insurance)	6,200	7,130
AMCOL International Corp. (Mining)	600	15,624
American Campus Communities, Inc. (REIT)	1,100	29,722
American Dairy, Inc.* (Food)	200	5,788
American Ecology Corp. (Environmental Control)	700	11,634
American Greetings Corp. - Class A (Household Products/Wares)	700	14,238
American Italian Pasta Co. - Class A* (Food)	400	10,868
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,200	18,504
American Public Education, Inc.* (Commercial Services)	300	9,570
American Reprographics Co.* (Software)	1,200	7,200
AMERIGROUP Corp.* (Healthcare - Services)	900	19,845
Amerisafe, Inc.* (Insurance)	800	14,832
Ameristar Casinos, Inc. (Lodging)	500	7,360
Ameron International Corp. (Miscellaneous Manufacturing)	200	11,796
Amkor Technology, Inc.* (Semiconductors)	2,500	13,775
AMN Healthcare Services, Inc.* (Commercial Services)	2,300	19,136
ANADIGICS, Inc.* (Semiconductors)	1,700	5,457
Analogic Corp. (Electronics)	300	11,202
AngioDynamics, Inc.* (Healthcare - Products)	800	12,080
Anixter International, Inc.* (Telecommunications)	600	25,110
AnnTaylor Stores Corp.* (Retail)	1,100	14,267
Apogee Enterprises, Inc. (Building Materials)	1,000	13,240
Apollo Investment Corp. (Investment Companies)	3,100	27,900
Applied Industrial Technologies, Inc. (Machinery - Diversified)	800	16,184
Applied Micro Circuits Corp.* (Semiconductors)	1,500	11,730
Arch Chemicals, Inc. (Chemicals)	800	22,152
ArcSight, Inc.* (Telecommunications)	400	9,888
Ardea Biosciences, Inc.* (Pharmaceuticals)	500	6,750
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,000	7,060
Arena Resources, Inc.* (Oil & Gas)	900	33,534
Ares Capital Corp. (Investment Companies)	1,900	19,836
Argo Group International Holdings, Ltd.* (Insurance)	1,000	33,960
Argon ST, Inc.* (Aerospace/Defense)	600	11,160
Ariba, Inc.* (Internet)	1,800	21,276
Arkansas Best Corp. (Transportation)	600	15,492
ArQule, Inc.* (Biotechnology)	1,500	5,025
Array BioPharma, Inc.* (Pharmaceuticals)	2,800	5,012
Arris Group, Inc.* (Telecommunications)	2,200	22,572
Art Technology Group, Inc.* (Internet)	2,700	11,124
Aruba Networks, Inc.* (Telecommunications)	1,000	7,820
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,700	13,277
Asbury Automotive Group, Inc.* (Retail)	700	6,818
Ashford Hospitality Trust* (REIT)	2,100	8,064
AsiaInfo Holdings, Inc.* (Internet)	600	13,236
Assured Guaranty, Ltd. (Insurance)	1,000	16,580

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Astec Industries, Inc.* (Machinery - Construction & Mining)	500	$11,500
Astoria Financial Corp. (Savings & Loans)	2,000	19,960
ATC Technology Corp.* (Auto Parts & Equipment)	700	14,630
athenahealth, Inc.* (Software)	500	18,805
Atheros Communications* (Telecommunications)	1,100	27,082
Atlantic Tele-Network, Inc. (Environmental Control)	200	9,168
Atlas Air Worldwide Holdings, Inc.* (Transportation)	400	10,516
Atlas Energy, Inc. (Oil & Gas)	1,000	26,180
ATMI, Inc.* (Semiconductors)	800	12,120
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	800	25,168
Avid Technology, Inc.* (Software)	1,000	12,630
Avis Budget Group, Inc.* (Commercial Services)	1,700	14,280
Avocent Corp.* (Internet)	1,100	27,357
AZZ, Inc.* (Miscellaneous Manufacturing)	400	13,704
Badger Meter, Inc. (Electronics)	300	11,181
Balchem Corp. (Chemicals)	600	16,554
Baldor Electric Co. (Hand/Machine Tools)	1,100	28,435
Baldwin & Lyons, Inc. - Class B (Insurance)	700	15,967
Bally Technologies, Inc.* (Entertainment)	900	35,451
BancFirst Corp. (Banks)	400	14,444
Bank Mutual Corp. (Banks)	2,400	16,848
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	1,400	17,682
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,200	19,020
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,000	14,360
Belden, Inc. (Electrical Components & Equipment)	1,100	25,245
Benchmark Electronics, Inc.* (Electronics)	1,400	23,520
Berry Petroleum Co. - Class A (Oil & Gas)	1,000	25,360
Bill Barrett Corp.* (Oil & Gas)	1,000	30,980
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	400	12,932
BioMed Realty Trust, Inc. (REIT)	1,800	24,426
Black Box Corp. (Telecommunications)	400	10,604
Blackbaud, Inc. (Software)	1,000	22,190
Blackboard, Inc.* (Software)	600	21,282
Blount International, Inc.* (Machinery - Diversified)	1,200	10,848
Blue Coat Systems, Inc.* (Internet)	800	17,824
Bob Evans Farms, Inc. (Retail)	800	21,016
Boston Private Financial Holdings, Inc. (Banks)	2,000	11,900
BPZ Resources, Inc.* (Oil & Gas)	1,600	10,080
Brady Corp. - Class A (Electronics)	1,000	27,080
Brigham Exploration Co.* (Oil & Gas)	2,400	22,800
Bristow Group, Inc.* (Transportation)	600	17,490
Brooks Automation, Inc.* (Semiconductors)	2,000	13,760
Brown Shoe Co., Inc. (Retail)	1,200	12,444
Bruker Corp.* (Healthcare - Products)	900	9,756
Brunswick Corp. (Leisure Time)	1,800	17,064
Brush Engineered Materials, Inc.* (Mining)	600	11,070
Buffalo Wild Wings, Inc.* (Retail)	400	16,404
CACI International, Inc. - Class A* (Computers)	600	28,572
Calamos Asset Management, Inc. (Diversified Financial Services)	600	6,360
Calgon Carbon Corp.* (Environmental Control)	900	14,256
California Water Service Group (Water)	600	21,942
Capella Education Co.* (Commercial Services)	300	20,670
Capstead Mortgage Corp. (REIT)	1,300	17,108
CardioNet, Inc.* (Healthcare - Products)	600	3,546
Carrizo Oil & Gas, Inc.* (Oil & Gas)	800	18,544
Carter’s, Inc.* (Apparel)	1,000	23,600
Casey’s General Stores, Inc. (Retail)	900	28,377
Cash America International, Inc. (Retail)	500	15,130
Cass Information Systems, Inc. (Banks)	400	11,892
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	700	21,959
Cathay Bancorp, Inc. (Banks)	1,100	9,713
Cavium Networks, Inc.* (Semiconductors)	700	13,272
CBIZ, Inc.* (Commercial Services)	3,000	21,120
CEC Entertainment, Inc.* (Retail)	500	14,605
Celera Corp.* (Biotechnology)	1,600	9,904
Centene Corp.* (Healthcare - Services)	800	14,264
Centennial Communications Corp.* (Telecommunications)	1,300	10,998
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,100	10,406
Century Aluminum Co.* (Mining)	1,200	10,404
Cenveo, Inc.* (Commercial Services)	1,800	12,744
Cepheid, Inc.* (Healthcare - Products)	1,300	17,251
Ceradyne, Inc.* (Miscellaneous Manufacturing)	600	9,672
Charming Shoppes, Inc.* (Retail)	2,200	9,966
Chart Industries, Inc.* (Machinery - Diversified)	600	11,862
Chattem, Inc.* (Cosmetics/Personal Care)	200	12,674
Checkpoint Systems, Inc.* (Electronics)	1,000	13,570
Cheesecake Factory, Inc.* (Retail)	1,100	19,998
Chemed Corp. (Commercial Services)	500	22,660
Chemical Financial Corp. (Banks)	1,000	21,950
Churchill Downs, Inc. (Entertainment)	400	12,552
Cincinnati Bell, Inc.* (Telecommunications)	5,000	15,400
CIRCOR International, Inc. (Metal Fabricate/Hardware)	500	13,625

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Cirrus Logic, Inc.* (Semiconductors)	2,000	$9,680
Citi Trends, Inc.* (Retail)	300	7,899
City Holding Co. (Banks)	600	18,342
CKE Restaurants, Inc. (Retail)	1,600	14,000
CKX, Inc.* (Media)	1,400	8,960
Clarcor, Inc. (Miscellaneous Manufacturing)	900	26,487
Clean Harbors, Inc.* (Environmental Control)	300	16,935
Clearwater Paper Corp.* (Forest Products & Paper)	300	13,581
Coeur d’Alene Mines Corp.* (Mining)	900	18,072
Coinstar, Inc.* (Commercial Services)	700	22,218
Coldwater Creek, Inc.* (Retail)	1,500	8,625
Collective Brands, Inc.* (Retail)	1,100	20,405
Colonial Properties Trust (REIT)	1,400	14,742
Community Bank System, Inc. (Banks)	1,300	24,193
Commvault Systems, Inc.* (Software)	800	15,760
Compellent Technologies, Inc.* (Computers)	500	9,170
Complete Production Services, Inc.* (Oil & Gas Services)	2,200	20,966
Computer Programs & Systems, Inc. (Software)	300	12,672
comScore, Inc.* (Internet)	500	7,665
Comtech Telecommunications Corp.* (Telecommunications)	500	16,060
Conceptus, Inc.* (Healthcare - Products)	700	12,278
Concur Technologies, Inc.* (Software)	700	24,948
CONMED Corp.* (Healthcare - Products)	900	19,071
Conseco, Inc.* (Insurance)	4,000	20,840
Consolidated Communications Holdings, Inc. (Telecommunications)	1,100	15,202
Contango Oil & Gas Co.* (Oil & Gas)	300	14,295
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,300	19,838
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	500	13,685
Corinthian Colleges, Inc.* (Commercial Services)	1,300	20,618
CRA International, Inc.* (Commercial Services)	400	9,900
Cracker Barrel Old Country Store, Inc. (Retail)	500	16,575
Crocs, Inc.* (Apparel)	1,400	8,512
CSG Systems International, Inc.* (Software)	1,100	17,974
Cubic Corp. (Electronics)	400	13,884
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,000	16,940
Curtiss-Wright Corp. (Aerospace/Defense)	800	23,856
Cyberonics, Inc.* (Healthcare - Products)	700	10,122
CyberSource Corp.* (Internet)	1,200	19,656
Cymer, Inc.* (Electronics)	600	20,544
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,100	6,754
Darling International, Inc.* (Environmental Control)	1,900	13,205
DCT Industrial Trust, Inc. (REIT)	3,600	16,308
DealerTrack Holdings, Inc.* (Internet)	900	14,832
Deckers Outdoor Corp.* (Apparel)	200	17,934
Delphi Financial Group, Inc. - Class A (Insurance)	900	19,530
Delta Petroleum Corp.* (Oil & Gas)	3,700	4,810
Deluxe Corp. (Commercial Services)	1,200	17,076
Denny’s Corp.* (Retail)	4,000	8,800
Developers Diversified Realty Corp. (REIT)	2,900	24,911
Dexcom, Inc.* (Healthcare - Products)	1,000	6,860
DHT Maritime, Inc. (Transportation)	2,800	9,576
Diamond Foods, Inc. (Food)	400	12,060
DiamondRock Hospitality Co.* (REIT)	2,300	17,503
Digital River, Inc.* (Internet)	700	15,981
Dillards, Inc. - Class A (Retail)	1,100	14,982
DineEquity, Inc.* (Retail)	200	4,232
Diodes, Inc.* (Semiconductors)	600	9,828
Dionex Corp.* (Electronics)	400	27,152
Dolan Media* (Media)	600	7,164
Dollar Financial Corp.* (Commercial Services)	600	11,262
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	400	7,404
Domtar Corp.* (Forest Products & Paper)	900	37,701
Dress Barn, Inc.* (Retail)	1,100	19,855
Drew Industries, Inc.* (Building Materials)	800	15,312
Drill-Quip, Inc.* (Oil & Gas Services)	600	29,154
Durect Corp.* (Pharmaceuticals)	2,900	6,119
Dycom Industries, Inc.* (Engineering & Construction)	800	7,904
E* TRADE Financial Corp.* (Diversified Financial Services)	8,700	12,702
EarthLink, Inc. (Internet)	2,500	20,250
East West Bancorp, Inc. (Banks)	1,600	14,448
EastGroup Properties, Inc. (REIT)	600	22,086
Eastman Kodak Co.* (Miscellaneous Manufacturing)	5,500	20,625
Eclipsys Corp.* (Software)	1,000	18,750
eHealth, Inc.* (Insurance)	600	8,538
Electro Scientific Industries, Inc.* (Electronics)	1,100	12,034
Electronics for Imaging, Inc.* (Computers)	1,500	17,490
EMCOR Group, Inc.* (Engineering & Construction)	1,200	28,344
Emeritus Corp.* (Healthcare - Services)	600	11,196
Employers Holdings, Inc. (Insurance)	1,100	16,302
Emulex Corp.* (Semiconductors)	1,500	15,150
Encore Wire Corp. (Electrical Components & Equipment)	600	12,450
EnergySolutions, Inc. (Environmental Control)	1,400	11,676
EnerSys* (Electrical Components & Equipment)	800	17,680
Ennis, Inc. (Household Products/Wares)	1,100	16,665

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	700	$15,806
Entegris, Inc.* (Semiconductors)	3,200	12,032
Entertainment Properties Trust (REIT)	900	30,618
EPIQ Systems, Inc.* (Software)	800	10,088
Equity Lifestyle Properties, Inc. (REIT)	700	32,515
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	500	19,640
Esterline Technologies Corp.* (Aerospace/Defense)	700	29,477
Euronet Worldwide, Inc.* (Commercial Services)	1,100	26,015
ev3, Inc.* (Healthcare - Products)	1,300	15,314
Evercore Partners, Inc. - Class A (Diversified Financial Services)	400	13,056
Exelixis, Inc.* (Biotechnology)	2,400	14,592
Exponent, Inc.* (Commercial Services)	600	15,606
Extra Space Storage, Inc. (REIT)	2,100	20,097
F.N.B. Corp. (Banks)	2,100	14,868
Fair Isaac Corp. (Software)	1,100	22,363
Federal Signal Corp. (Miscellaneous Manufacturing)	1,600	9,824
FEI Co.* (Electronics)	700	16,667
FelCor Lodging Trust, Inc.* (REIT)	2,000	6,300
Financial Federal Corp. (Diversified Financial Services)	800	16,336
First BanCorp (Banks)	2,100	3,969
First Commonwealth Financial Corp. (Banks)	2,600	13,650
First Financial Bancorp (Banks)	1,500	19,020
First Financial Corp. (Banks)	400	11,092
First Merchants Corp. (Banks)	1,700	10,404
First Midwest Bancorp, Inc. (Banks)	1,600	16,640
FirstMerit Corp. (Banks)	1,500	28,425
Flagstone Reinsurance Holdings, Ltd. (Insurance)	1,700	18,615
Flushing Financial Corp. (Savings & Loans)	1,100	12,353
Force Protection, Inc.* (Auto Manufacturers)	1,200	5,280
Forestar Group, Inc.* (Real Estate)	800	11,808
FormFactor, Inc.* (Semiconductors)	1,100	18,689
Fossil, Inc.* (Household Products/Wares)	900	24,057
FPIC Insurance Group, Inc.* (Insurance)	500	16,915
Franklin Electric Co., Inc. (Hand/Machine Tools)	700	19,096
Franklin Street Properties Corp. (REIT)	1,200	12,936
Fred’s, Inc. (Retail)	1,000	11,840
Fresh Del Monte Produce, Inc.* (Food)	800	17,368
Fuller (H.B.) Co. (Chemicals)	1,200	22,932
FX Energy, Inc.* (Oil & Gas)	1,900	5,054
Gartner Group, Inc.* (Commercial Services)	1,200	22,344
General Communication, Inc. - Class A* (Telecommunications)	1,400	8,610
General Maritime Corp. (Oil & Gas Services)	1,400	9,646
Genesco, Inc.* (Retail)	500	13,035
Genesee & Wyoming, Inc. - Class A* (Transportation)	700	20,307
Genoptix, Inc.* (Healthcare - Services)	400	13,916
GeoEye, Inc.* (Telecommunications)	400	10,148
GFI Group, Inc. (Diversified Financial Services)	1,300	6,695
Glacier Bancorp, Inc. (Banks)	1,300	17,017
Glatfelter (Forest Products & Paper)	1,600	16,912
Global Cash Access Holdings, Inc.* (Commercial Services)	900	5,697
Global Industries, Ltd.* (Oil & Gas Services)	2,400	17,496
Globecomm Systems, Inc.* (Telecommunications)	1,400	9,464
GMX Resources, Inc.* (Oil & Gas)	900	11,457
Golar LNG, Ltd. (Transportation)	1,100	13,266
Goodrich Petroleum Corp.* (Oil & Gas)	600	15,402
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,300	31,050
Gran Tierra Energy, Inc.* (Oil & Gas)	4,100	19,516
Granite Construction, Inc. (Engineering & Construction)	600	17,136
Graphic Packaging Holding Co.* (Packaging & Containers)	2,900	6,641
Greatbatch, Inc.* (Electrical Components & Equipment)	600	11,802
Greenlight Capital Re, Ltd. - Class A* (Insurance)	352	6,568
Group 1 Automotive, Inc. (Retail)	500	12,710
GulfMark Offshore, Inc.* (Transportation)	700	19,369
Haemonetics Corp.* (Healthcare - Products)	400	20,600
Halozyme Therapeutics, Inc.* (Biotechnology)	2,000	12,120
Hancock Holding Co. (Banks)	500	18,135
Harleysville National Corp. (Banks)	2,200	12,672
Harmonic, Inc.* (Telecommunications)	2,500	13,125
Harris Stratex Networks, Inc. - Class A* (Telecommunications)	1,500	9,450
Harte-Hanks, Inc. (Advertising)	1,400	16,436
Hatteras Financial Corp. (REIT)	600	16,860
Haynes International, Inc.* (Metal Fabricate/Hardware)	400	11,328
Headwaters, Inc.* (Energy - Alternate Sources)	1,900	7,828
Healthcare Realty Trust, Inc. (REIT)	1,400	29,162
Healthcare Services Group, Inc. (Commercial Services)	1,000	19,750
HEALTHSOUTH Corp.* (Healthcare - Services)	1,300	18,993
HealthSpring, Inc.* (Healthcare - Services)	1,000	14,330
Healthways, Inc.* (Healthcare - Services)	700	11,256
Heartland Express, Inc. (Transportation)	1,200	16,320
Heartland Payment Systems, Inc. (Commercial Services)	900	11,061

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
HEICO Corp. (Aerospace/Defense)	500	$19,015
Heidrick & Struggles International, Inc. (Commercial Services)	700	19,152
Helen of Troy, Ltd.* (Household Products/Wares)	800	18,272
Hercules Offshore, Inc.* (Oil & Gas Services)	3,000	15,390
Herman Miller, Inc. (Office Furnishings)	1,100	16,995
Hexcel Corp.* (Aerospace/Defense Equipment)	2,000	22,000
Highwoods Properties, Inc. (REIT)	1,200	33,024
HMS Holdings Corp.* (Commercial Services)	500	21,465
Home Federal Bancorp, Inc. (Savings & Loans)	1,100	12,705
Home Properties, Inc. (REIT)	800	31,344
Horace Mann Educators Corp. (Insurance)	1,100	13,673
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	900	21,879
Horsehead Holding Corp.* (Mining)	1,100	10,483
Hot Topic, Inc.* (Retail)	1,200	9,240
HSN, Inc.* (Retail)	900	13,446
Hub Group, Inc. - Class A* (Transportation)	700	17,402
Human Genome Sciences, Inc.* (Biotechnology)	2,500	46,725
Huron Consulting Group, Inc.* (Commercial Services)	400	9,280
Iconix Brand Group, Inc.* (Apparel)	1,300	15,158
ICU Medical, Inc.* (Healthcare - Products)	400	14,000
II-VI, Inc.* (Electronics)	600	15,882
Immucor, Inc.* (Healthcare - Products)	1,200	21,456
ImmunoGen, Inc.* (Biotechnology)	1,500	10,035
Impax Laboratories, Inc.* (Pharmaceuticals)	1,100	9,768
Independent Bank Corp./MA (Banks)	900	19,143
Infinera Corp.* (Telecommunications)	1,300	9,659
Infinity Property & Casualty Corp. (Insurance)	600	23,202
Informatica Corp.* (Software)	1,500	31,845
Information Services Group, Inc.* (Commercial Services)	3,300	11,880
Inland Real Estate Corp. (REIT)	2,900	24,882
Innospec, Inc. (Chemicals)	700	8,274
Insight Enterprises, Inc.* (Retail)	900	9,468
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	600	12,720
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,000	11,120
InterDigital, Inc.* (Telecommunications)	800	16,448
Interface, Inc. - Class A (Office Furnishings)	1,200	9,312
Intermec, Inc.* (Machinery - Diversified)	1,500	18,480
Interval Leisure Group, Inc.* (Leisure Time)	800	8,928
Intevac, Inc.* (Machinery - Diversified)	1,100	11,220
Invacare Corp. (Healthcare - Products)	1,000	22,430
inVentiv Health, Inc.* (Advertising)	800	13,584
ION Geophysical Corp.* (Oil & Gas Services)	2,700	10,341
IPC The Hospitalist Co.* (Healthcare - Services)	300	9,090
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,600	20,272
J. Crew Group, Inc.* (Retail)	700	28,546
j2 Global Communications, Inc.* (Internet)	1,000	20,450
Jack Henry & Associates, Inc. (Computers)	1,600	36,912
Jack in the Box, Inc.* (Retail)	1,200	22,512
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,100	5,401
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,100	15,653
James River Coal Co.* (Coal)	700	13,293
JetBlue Airways Corp.* (Airlines)	4,300	21,328
Jo-Ann Stores, Inc.* (Retail)	600	15,972
John Bean Technologies Corp. (Miscellaneous Manufacturing)	700	11,494
Jones Apparel Group, Inc. (Apparel)	1,700	30,413
Jos. A. Bank Clothiers, Inc.* (Retail)	400	16,392
K-Swiss, Inc. - Class A (Apparel)	1,500	12,240
Kaiser Aluminum Corp. (Mining)	400	15,980
Kaman Corp. (Aerospace/Defense)	700	14,462
Kaydon Corp. (Metal Fabricate/Hardware)	600	20,994
KBW, Inc.* (Diversified Financial Services)	500	14,000
Kelly Services, Inc. - Class A (Commercial Services)	1,300	14,404
Kenexa Corp.* (Commercial Services)	700	8,820
Key Energy Services, Inc.* (Oil & Gas Services)	3,200	23,392
Keynote Systems, Inc.* (Internet)	1,100	11,242
Kforce, Inc.* (Commercial Services)	1,500	17,595
Kindred Healthcare, Inc.* (Healthcare - Services)	800	11,760
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,600	26,960
Knight Transportation, Inc. (Transportation)	1,200	19,248
Knightsbridge Tankers, Ltd. (Transportation)	800	10,112
Kopin Corp.* (Semiconductors)	2,100	9,324
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	500	13,060
L-1 Identity Solutions, Inc.* (Electronics)	1,700	10,047
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	400	11,232
Laclede Group, Inc. (Gas)	600	18,426
Ladish Co., Inc.* (Metal Fabricate/Hardware)	700	9,072
Lakeland Financial Corp. (Banks)	600	12,342
Lancaster Colony Corp. (Miscellaneous Manufacturing)	400	19,432
Lance, Inc. (Food)	800	19,296
Landauer, Inc. (Commercial Services)	300	15,537

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
LaSalle Hotel Properties (REIT)	1,200	$20,592
Lawson Software, Inc.* (Software)	3,200	20,192
Lexington Realty Trust (REIT)	2,775	11,627
LHC Group, Inc.* (Healthcare - Services)	400	11,164
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	2,700	4,590
Littelfuse, Inc.* (Electrical Components & Equipment)	700	19,292
Live Nation, Inc.* (Commercial Services)	2,100	13,986
Liz Claiborne, Inc. (Apparel)	3,100	17,794
Loral Space & Communications, Inc.* (Telecommunications)	200	5,284
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,700	14,175
Lufkin Industries, Inc. (Oil & Gas Services)	400	22,820
Luminex Corp.* (Healthcare - Products)	800	11,776
M&F Worldwide Corp.* (Food)	400	8,512
Magellan Health Services, Inc.* (Healthcare - Services)	700	22,491
MainSource Financial Group, Inc. (Banks)	1,200	6,996
ManTech International Corp. - Class A* (Software)	400	17,544
Marcus Corp. (Lodging)	1,000	11,700
MarketAxess Holdings, Inc.* (Diversified Financial Services)	800	9,504
Martek Biosciences Corp.* (Biotechnology)	900	16,164
Masimo Corp.* (Healthcare - Products)	1,000	26,570
MasTec, Inc.* (Telecommunications)	1,000	11,800
Matrix Service Co.* (Oil & Gas Services)	800	7,096
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	700	25,711
Max Capital Group, Ltd. (Insurance)	900	18,585
MB Financial, Inc. (Banks)	1,400	25,032
McGrath Rentcorp (Commercial Services)	600	11,850
McMoRan Exploration Co.* (Oil & Gas)	1,900	14,611
Meadowbrook Insurance Group, Inc. (Insurance)	1,900	12,787
MedAssets, Inc.* (Software)	800	17,552
Mediacom Communications Corp. - Class A* (Media)	1,600	7,648
Medical Properties Trust, Inc. (REIT)	2,000	16,000
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,100	23,287
Mentor Graphics Corp.* (Computers)	2,100	15,330
MercadoLibre, Inc.* (Commercial Services)	400	14,316
Meridian Bioscience, Inc. (Healthcare - Products)	700	15,533
Merit Medical Systems, Inc.* (Healthcare - Products)	900	15,282
Meritage Homes Corp.* (Home Builders)	500	9,120
MF Global, Ltd.* (Diversified Financial Services)	900	6,408
MFA Financial, Inc. (REIT)	3,700	27,454
MGE Energy, Inc. (Electric)	800	28,016
MGIC Investment Corp.* (Insurance)	1,700	7,327
Microsemi Corp.* (Semiconductors)	1,500	19,965
Mid-America Apartment Communities, Inc. (REIT)	600	26,292
Middlesex Water Co. (Water)	1,300	20,007
MKS Instruments, Inc.* (Semiconductors)	1,400	21,896
Mobile Mini, Inc.* (Storage/Warehousing)	1,100	15,950
ModusLink Global Solutions, Inc.* (Internet)	1,200	9,864
Momenta Pharmaceuticals, Inc.* (Biotechnology)	800	7,296
Monolithic Power Systems, Inc.* (Semiconductors)	700	13,993
Montpelier Re Holdings, Ltd. (Insurance)	2,300	37,168
Moog, Inc. - Class A* (Aerospace/Defense)	800	19,976
Move, Inc.* (Internet)	3,600	7,380
MPS Group, Inc.* (Commercial Services)	2,800	37,856
Mueller Industries, Inc. (Metal Fabricate/Hardware)	800	18,928
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,500	11,200
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	77	425
NATCO Group, Inc. - Class A* (Oil & Gas Services)	500	21,790
National CineMedia, Inc. (Entertainment)	800	12,800
National Financial Partners* (Diversified Financial Services)	800	6,520
National Penn Bancshares, Inc. (Banks)	2,800	15,736
National Presto Industries, Inc. (Housewares)	200	17,386
National Retail Properties, Inc. (REIT)	1,500	29,070
Natus Medical, Inc.* (Healthcare - Products)	1,000	13,890
Navigant Consulting Co.* (Commercial Services)	1,200	17,088
NBT Bancorp, Inc. (Banks)	900	19,620
Nektar Therapeutics* (Biotechnology)	1,800	14,616
Neogen Corp.* (Pharmaceuticals)	500	15,850
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,000	17,490
Netezza Corp.* (Computers)	1,200	11,088
NETGEAR, Inc.* (Telecommunications)	800	14,584
Netlogic Microsystems, Inc.* (Semiconductors)	400	15,204
Neutral Tandem, Inc.* (Telecommunications)	500	10,545
NewAlliance Bancshares, Inc. (Savings & Loans)	2,200	24,376
NewMarket Corp. (Chemicals)	200	18,700
Newpark Resources, Inc.* (Oil & Gas Services)	3,100	9,331
Newport Corp.* (Electronics)	2,000	14,880

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
NIC, Inc. (Internet)	1,600	$14,016
Nicor, Inc. (Gas)	900	33,372
Nordson Corp. (Machinery - Diversified)	600	31,662
Northwest Natural Gas Co. (Gas)	600	25,086
Novatel Wireless, Inc.* (Telecommunications)	900	8,028
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,000	6,340
NTELOS Holdings Corp. (Telecommunications)	700	10,570
Nu Skin Enterprises, Inc. (Retail)	1,200	27,312
NuVasive, Inc.* (Healthcare - Products)	600	21,774
Ocwen Financial Corp.* (Diversified Financial Services)	700	7,651
OfficeMax, Inc.* (Retail)	1,800	20,574
Old Dominion Freight Line, Inc.* (Transportation)	500	12,995
Old National Bancorp (Banks)	2,000	20,740
Olin Corp. (Chemicals)	1,700	25,959
OM Group, Inc.* (Chemicals)	600	16,212
OMEGA Healthcare Investors, Inc. (REIT)	2,100	31,836
Omnicell, Inc.* (Software)	900	8,856
OmniVision Technologies, Inc.* (Semiconductors)	1,200	14,712
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,000	26,600
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	500	5,780
optionsXpress Holdings, Inc. (Diversified Financial Services)	800	12,504
Orbital Sciences Corp.* (Aerospace/Defense)	1,400	18,032
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,200	10,320
Oriental Financial Group, Inc. (Banks)	700	7,455
Orion Marine Group, Inc.* (Engineering & Construction)	400	7,616
Orthofix International N.V.* (Healthcare - Products)	500	16,000
Orthovita, Inc.* (Healthcare - Products)	1,700	5,950
Otter Tail Corp. (Electric)	800	18,608
Owens & Minor, Inc. (Distribution/Wholesale)	700	28,623
Pacific Sunwear of California, Inc.* (Retail)	1,600	9,664
PacWest Bancorp (Banks)	700	11,886
PAETEC Holding Corp.* (Telecommunications)	2,900	9,396
Palm, Inc.* (Computers)	1,200	13,932
Palomar Medical Technologies, Inc.* (Healthcare - Products)	500	5,080
Papa John’s International, Inc.* (Retail)	600	13,500
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	800	16,776
Parametric Technology Corp.* (Software)	2,100	31,311
PAREXEL International Corp.* (Commercial Services)	1,000	12,520
Park Electrochemical Corp. (Electronics)	800	17,984
Parker Drilling Co.* (Oil & Gas)	3,200	16,640
PDL BioPharma, Inc. (Biotechnology)	2,300	19,343
Pegasystems, Inc. (Software)	400	11,468
Penn Virginia Corp. (Oil & Gas)	1,100	22,275
Perot Systems Corp. - Class A* (Computers)	1,600	47,904
PetMed Express, Inc. (Pharmaceuticals)	800	12,552
Petroleum Development* (Oil & Gas)	700	11,690
PetroQuest Energy, Inc.* (Oil & Gas)	1,400	8,582
Pharmasset, Inc.* (Pharmaceuticals)	800	15,024
PharMerica Corp.* (Pharmaceuticals)	800	12,344
Phase Forward, Inc.* (Software)	1,000	13,110
PHH Corp.* (Commercial Services)	900	14,544
PHI, Inc.* (Transportation)	400	6,872
PICO Holdings, Inc.* (Water)	500	16,970
Piedmont Natural Gas Co., Inc. (Gas)	1,300	30,264
Pinnacle Entertainment, Inc.* (Entertainment)	1,200	10,140
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	400	18,556
Plantronics, Inc. (Telecommunications)	1,000	24,110
Platinum Underwriters Holdings, Ltd. (Insurance)	900	32,193
Plexus Corp.* (Electronics)	900	22,770
PNM Resources, Inc. (Electric)	1,700	18,224
Polaris Industries, Inc. (Leisure Time)	500	21,035
Polycom, Inc.* (Telecommunications)	1,400	30,058
PolyOne Corp.* (Chemicals)	3,400	18,972
Polypore International, Inc.* (Miscellaneous Manufacturing)	700	7,672
Portland General Electric Co. (Electric)	1,400	26,026
Post Properties, Inc. (REIT)	1,000	16,490
Potlatch Corp. (Forest Products & Paper)	900	25,119
Powell Industries, Inc.* (Electrical Components & Equipment)	300	11,034
Power Integrations, Inc. (Semiconductors)	600	18,720
Powerwave Technologies, Inc.* (Telecommunications)	3,700	4,625
Premiere Global Services, Inc.* (Telecommunications)	1,300	9,711
PrivateBancorp, Inc. (Banks)	500	4,565
ProAssurance Corp.* (Insurance)	700	35,196
Progress Software Corp.* (Software)	1,100	25,410
Prospect Capital Corp. (Investment Companies)	800	7,944
Prosperity Bancshares, Inc. (Banks)	800	28,632
Provident New York Bancorp (Savings & Loans)	2,300	19,619
PSS World Medical, Inc.* (Healthcare - Products)	1,200	24,264
Psychiatric Solutions, Inc.* (Healthcare - Services)	800	16,512
Quanex Building Products Corp. (Building Materials)	1,100	16,357
Quantum Corp.* (Computers)	5,400	9,990
Quest Software, Inc.* (Software)	1,400	23,478

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	1,500	$6,810
Quidel Corp.* (Healthcare - Products)	800	11,440
Quiksilver, Inc.* (Apparel)	3,000	5,970
Rackspace Hosting, Inc.* (Internet)	1,100	18,425
Radian Group, Inc. (Insurance)	1,800	10,422
Raven Industries, Inc. (Miscellaneous Manufacturing)	500	12,350
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	700	15,057
RC2 Corp.* (Toys/Games/Hobbies)	400	5,224
RCN Corp.* (Telecommunications)	1,400	11,676
Redwood Trust, Inc. (REIT)	1,300	18,122
Regal-Beloit Corp. (Hand/Machine Tools)	1,100	51,568
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,000	15,700
Regis Corp. (Retail)	1,000	16,240
RehabCare Group, Inc.* (Healthcare - Services)	400	7,500
Renasant Corp. (Banks)	900	13,176
Rent-A-Center, Inc.* (Commercial Services)	1,200	22,032
Res-Care, Inc.* (Healthcare - Services)	1,000	12,030
Resources Connection, Inc.* (Commercial Services)	1,000	17,270
RF Micro Devices, Inc.* (Telecommunications)	4,400	17,512
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	700	4,487
Rimage Corp.* (Computers)	600	11,040
Riverbed Technology, Inc.* (Computers)	900	18,441
RLI Corp. (Insurance)	600	30,000
Robbins & Myers, Inc. (Machinery - Diversified)	600	13,920
Rock-Tenn Co. - Class A (Forest Products & Paper)	700	30,660
Rockwood Holdings, Inc.* (Chemicals)	1,100	21,868
Rofin-Sinar Technologies, Inc.* (Electronics)	700	15,015
Rollins, Inc. (Commercial Services)	900	16,272
Rosetta Resources, Inc.* (Oil & Gas)	1,600	21,648
RTI Biologics, Inc.* (Healthcare - Products)	1,600	6,272
RTI International Metals, Inc.* (Mining)	700	14,497
Ruby Tuesday, Inc.* (Retail)	1,100	7,326
Ruddick Corp. (Food)	1,000	26,720
S.Y. Bancorp, Inc. (Banks)	500	11,175
S1 Corp.* (Internet)	1,800	10,800
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,200	22,068
Sally Beauty Holdings, Inc.* (Retail)	2,200	14,850
Sanderson Farms, Inc. (Food)	400	14,636
Sandy Spring Bancorp, Inc. (Banks)	800	9,248
Sapient Corp.* (Internet)	2,000	16,280
Savient Pharmaceuticals, Inc.* (Biotechnology)	700	8,820
SAVVIS, Inc.* (Telecommunications)	900	13,311
ScanSource, Inc.* (Distribution/Wholesale)	700	17,773
SCBT Financial Corp. (Banks)	600	15,522
School Specialty, Inc.* (Retail)	800	17,800
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	400	20,660
Seattle Genetics, Inc.* (Biotechnology)	2,000	18,160
Selective Insurance Group, Inc. (Insurance)	1,400	21,448
Semtech Corp.* (Semiconductors)	1,400	21,658
Sensient Technologies Corp. (Chemicals)	1,100	27,819
Shenandoah Telecommunications Co. (Telecommunications)	600	10,014
ShoreTel, Inc.* (Telecommunications)	1,000	6,570
Shuffle Master, Inc.* (Entertainment)	1,300	10,153
Signature Bank* (Banks)	700	22,092
Silicon Graphics International Corp.* (Computers)	2,300	13,708
Simmons First National Corp. - Class A (Banks)	500	14,630
Simpson Manufacturing Co., Inc. (Building Materials)	900	21,051
Sinclair Broadcast Group, Inc. - Class A (Media)	4,000	15,760
Skechers U.S.A., Inc. - Class A* (Apparel)	1,000	21,820
SkyWest, Inc. (Airlines)	1,500	20,955
Skyworks Solutions, Inc.* (Semiconductors)	2,700	28,161
Smart Balance, Inc.* (Food)	1,600	8,448
Smith Corp. (Miscellaneous Manufacturing)	600	23,778
Smith Micro Software, Inc.* (Software)	1,000	9,080
Solera Holdings, Inc. (Software)	1,100	35,442
Solutia, Inc.* (Chemicals)	1,800	19,800
Sonic Automotive, Inc. (Retail)	500	4,470
Sonic Corp.* (Retail)	1,800	16,830
SONICWALL, Inc.* (Internet)	2,500	19,850
SonoSite, Inc.* (Healthcare - Products)	700	17,353
Sonus Networks, Inc.* (Telecommunications)	4,900	9,408
Sotheby’s (Commercial Services)	600	9,516
Southside Bancshares, Inc. (Banks)	700	14,553
Southwest Gas Corp. (Gas)	1,200	29,988
Spartan Motors, Inc. (Auto Parts & Equipment)	600	2,994
Spartech Corp. (Chemicals)	600	5,742
Spherion Corp.* (Commercial Services)	1,300	6,435
SRA International, Inc. - Class A* (Computers)	800	15,008
Stage Stores, Inc. (Retail)	1,000	11,800
Standard Microsystems Corp.* (Semiconductors)	800	15,408
Standard Pacific Corp.* (Home Builders)	2,800	8,400
Starent Networks Corp.* (Software)	500	16,870
Stein Mart, Inc.* (Retail)	600	5,700
StellarOne Corp. (Banks)	700	7,427
Stepan Co. (Chemicals)	300	17,172

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
STERIS Corp. (Healthcare - Products)	1,100	$32,186
Sterling Bancorp (Banks)	1,800	12,114
Sterling Bancshares, Inc. (Banks)	2,201	12,257
Steven Madden, Ltd.* (Apparel)	500	20,250
Stewart Enterprises, Inc. - Class A (Commercial Services)	2,000	9,160
Stifel Financial Corp.* (Diversified Financial Services)	500	25,980
Stone Energy Corp.* (Oil & Gas)	1,100	16,863
Sun Communities, Inc. (REIT)	1,000	17,440
Sun Healthcare Group, Inc.* (Healthcare - Services)	1,500	13,620
Sunstone Hotel Investors, Inc. (REIT)	1,900	14,345
Superior Industries International, Inc. (Auto Parts & Equipment)	900	11,952
Susquehanna Bancshares, Inc. (Banks)	3,100	17,081
SVB Financial Group* (Banks)	500	20,625
Swift Energy Co.* (Oil & Gas)	1,200	25,416
Sycamore Networks, Inc.* (Telecommunications)	4,500	12,825
Sykes Enterprises, Inc.* (Computers)	900	21,366
Symmetry Medical, Inc.* (Healthcare - Products)	1,200	9,600
Symyx Technologies, Inc.* (Chemicals)	1,000	5,870
Syniverse Holdings, Inc.* (Telecommunications)	1,100	18,843
SYNNEX Corp.* (Software)	500	12,865
Take-Two Interactive Software, Inc.* (Software)	1,300	14,261
Taleo Corp. - Class A* (Software)	700	15,218
Tanger Factory Outlet Centers, Inc. (REIT)	700	26,649
Technitrol, Inc. (Electronics)	1,000	7,790
Tekelec* (Telecommunications)	1,400	21,028
Teledyne Technologies, Inc.* (Aerospace/Defense)	700	23,912
TeleTech Holdings, Inc.* (Commercial Services)	700	12,523
Tempur-Pedic International, Inc.* (Home Furnishings)	1,200	23,244
Tennant Co. (Machinery - Diversified)	700	18,662
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,000	13,620
Terremark Worldwide, Inc.* (Internet)	1,800	11,502
Tessera Technologies, Inc.* (Semiconductors)	800	17,688
Tetra Tech, Inc.* (Environmental Control)	1,000	25,730
TETRA Technologies, Inc.* (Oil & Gas Services)	2,000	18,920
Texas Capital Bancshares, Inc.* (Banks)	1,100	16,027
Texas Roadhouse, Inc. - Class A* (Retail)	1,200	11,364
The Andersons, Inc. (Agriculture)	400	12,412
The Buckle, Inc. (Retail)	500	15,005
The Cato Corp. - Class A (Retail)	800	15,768
The Children’s Place Retail Stores, Inc.* (Retail)	500	15,725
The Corporate Executive Board Co. (Commercial Services)	800	19,208
The Geo Group, Inc.* (Commercial Services)	1,000	21,150
The Gymboree Corp.* (Apparel)	500	21,285
The Hain Celestial Group, Inc.* (Food)	1,000	17,540
The Men’s Wearhouse, Inc. (Retail)	1,100	25,487
The Pantry, Inc.* (Retail)	500	7,055
The Pep Boys - Manny, Moe & Jack (Retail)	1,100	9,647
The Phoenix Cos., Inc. (Insurance)	2,500	7,950
The Ryland Group, Inc. (Home Builders)	800	14,840
The Timberland Co. - Class A* (Apparel)	1,200	19,416
The Ultimate Software Group, Inc.* (Software)	600	15,306
The Warnaco Group, Inc.* (Apparel)	800	32,424
The Wet Seal, Inc. - Class A* (Retail)	2,900	9,251
Theravance, Inc.* (Pharmaceuticals)	1,000	13,970
Thoratec Corp.* (Healthcare - Products)	1,000	26,260
THQ, Inc.* (Software)	1,500	7,845
Tibco Software, Inc.* (Internet)	3,500	30,625
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,100	10,615
Titan International, Inc. (Auto Parts & Equipment)	1,100	9,240
TiVo, Inc.* (Home Furnishings)	1,800	19,584
TNS, Inc.* (Commercial Services)	500	14,130
Tower Group, Inc. (Insurance)	800	19,664
Tractor Supply Co.* (Retail)	600	26,820
TradeStation Group, Inc.* (Diversified Financial Services)	1,800	13,896
Tredegar Corp. (Miscellaneous Manufacturing)	1,000	13,630
TreeHouse Foods, Inc.* (Food)	600	22,440
TriQuint Semiconductor, Inc.* (Semiconductors)	2,900	15,631
Triumph Group, Inc. (Aerospace/Defense)	400	18,724
True Religion Apparel, Inc.* (Apparel)	600	15,462
TrueBlue, Inc.* (Commercial Services)	1,700	20,570
TrustCo Bank Corp. NY (Banks)	2,800	16,660
Trustmark Corp. (Banks)	1,100	20,845
TTM Technologies, Inc.* (Electronics)	1,500	15,255
Tupperware Corp. (Household Products/Wares)	1,000	45,020
Tutor Perini Corp.* (Engineering & Construction)	500	8,825
Tyler Technologies, Inc.* (Computers)	1,100	20,922
UAL Corp.* (Airlines)	3,000	19,530
UIL Holdings Corp. (Electric)	900	23,112
UMB Financial Corp. (Banks)	700	27,839
Umpqua Holdings Corp. (Banks)	1,400	13,874
Union Bankshares Corp. (Banks)	500	6,160
Unisource Energy Corp. (Electric)	800	23,104
Unisys Corp.* (Computers)	670	19,524

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
United Fire & Casualty Co. (Insurance)	800	$13,984
United Natural Foods, Inc.* (Food)	800	19,288
United Online, Inc. (Internet)	2,100	16,800
United Rentals, Inc.* (Commercial Services)	1,800	17,082
United Stationers, Inc.* (Distribution/Wholesale)	500	23,570
Universal Forest Products, Inc. (Building Materials)	500	17,840
Universal Health Realty Income Trust (REIT)	700	22,225
US Airways Group, Inc.* (Airlines)	3,700	11,322
USEC, Inc.* (Mining)	2,300	8,878
VAALCO Energy, Inc. (Oil & Gas)	2,300	9,798
Valassis Communications, Inc.* (Commercial Services)	1,000	18,230
ValueClick, Inc.* (Internet)	1,800	17,712
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	400	4,080
Varian, Inc.* (Electronics)	600	30,720
Veeco Instruments, Inc.* (Semiconductors)	900	21,915
VeriFone Holdings, Inc.* (Software)	1,500	19,950
ViaSat, Inc.* (Telecommunications)	600	17,490
ViroPharma, Inc.* (Pharmaceuticals)	1,700	12,818
VIVUS, Inc.* (Healthcare - Products)	1,700	13,430
Vocus, Inc.* (Internet)	500	9,050
Volcano Corp.* (Healthcare - Products)	1,000	14,350
W&T Offshore, Inc. (Oil & Gas)	1,400	16,310
W.R. Grace & Co.* (Chemicals)	1,300	28,457
Walter Investment Management Corp. (REIT)	300	3,906
Washington REIT (REIT)	1,100	29,370
Washington Trust Bancorp, Inc. (Banks)	700	10,514
Watsco, Inc. (Distribution/Wholesale)	300	15,366
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	700	30,506
Watts Water Technologies, Inc. - Class A (Electronics)	800	22,600
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,700	14,909
WD-40 Co. (Household Products/Wares)	600	18,894
Websense, Inc.* (Internet)	1,000	16,060
Webster Financial Corp. (Banks)	1,500	16,965
WellCare Health Plans, Inc.* (Healthcare - Services)	700	18,291
Werner Enterprises, Inc. (Transportation)	1,000	18,750
WesBanco, Inc. (Banks)	900	12,735
West Pharmaceutical Services, Inc. (Healthcare - Products)	800	31,576
Westamerica Bancorp (Banks)	500	23,900
Westfield Financial, Inc. (Banks)	1,900	15,295
Weyco Group, Inc. (Apparel)	400	8,920
WGL Holdings, Inc. (Gas)	1,000	33,060
Willbros Group, Inc.* (Oil & Gas Services)	1,100	14,454
Winn-Dixie Stores, Inc.* (Food)	1,200	13,308
Wintrust Financial Corp. (Banks)	700	19,747
Wolverine World Wide, Inc. (Apparel)	1,200	30,696
Woodward Governor Co. (Electronics)	1,100	25,861
World Acceptance Corp.* (Diversified Financial Services)	400	10,036
World Fuel Services Corp. (Retail)	600	30,510
World Wrestling Entertainment, Inc. (Entertainment)	1,100	14,608
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,300	14,365
Wright Express Corp.* (Commercial Services)	800	22,328
Wright Medical Group, Inc.* (Healthcare - Products)	1,000	16,250
XenoPort, Inc.* (Pharmaceuticals)	700	11,697
Zenith National Insurance Corp. (Insurance)	1,000	28,530
Zep, Inc. (Chemicals)	600	10,260
Zoll Medical Corp.* (Healthcare - Products)	700	13,594
Zoran Corp.* (Semiconductors)	1,200	10,644

TOTAL COMMON STOCKS (Cost $11,260,895)		12,840,432

	Principal Amount
Repurchase Agreements (66.1%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,830,010 (Collateralized by $5,640,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $5,947,077)	$5,830,000	5,830,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,811,003 (Collateralized by $3,890,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $3,887,758)	3,811,000	3,811,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $7,176,012 (Collateralized by $7,117,000 of various U.S. Government Agency Obligations, 3.00%–6.00%, 6/11/10-5/15/11, market value $7,326,383)	7,176,000	7,176,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,249,004 (Collateralized by $2,285,000 of various U.S. Government Agency Obligations, 1.10%–4.00%, 3/30/10-3/6/13, market value $2,307,601)	2,249,000	2,249,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,066,000)		19,066,000

TOTAL INVESTMENT SECURITIES (Cost $30,326,895)—110.6%		31,906,432
Net other assets (liabilities) — (10.6)%		(3,066,663)

NET ASSETS — 100.0%		$28,839,769

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $400,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/18/09 (Underlying notional amount at value $11,623,050)	207	$(750,596)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,242,538	$(95,831)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$1,974,866	$(84,435)

Small-Cap ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$30,020	0.1%
Aerospace/Defense	198,224	0.7%
Aerospace/Defense Equipment	22,000	0.1%
Agriculture	12,412	NM
Airlines	100,022	0.3%
Apparel	301,894	1.0%
Auto Manufacturers	5,280	NM
Auto Parts & Equipment	85,551	0.3%
Banks	859,640	3.1%
Biotechnology	255,915	0.9%
Building Materials	101,810	0.4%
Chemicals	286,743	1.0%
Coal	13,293	NM
Commercial Services	885,334	3.2%
Computers	316,984	1.1%
Cosmetics/Personal Care	30,356	0.1%
Distribution/Wholesale	113,377	0.4%
Diversified Financial Services	210,290	0.7%
Electric	137,090	0.5%
Electrical Components & Equipment	128,553	0.4%
Electronics	375,638	1.3%
Energy - Alternate Sources	7,828	NM
Engineering & Construction	82,545	0.3%
Entertainment	95,704	0.3%
Environmental Control	102,604	0.4%
Food	196,272	0.7%
Forest Products & Paper	173,717	0.6%
Gas	170,196	0.6%
Hand/Machine Tools	99,099	0.3%
Healthcare - Products	611,077	2.1%
Healthcare - Services	239,190	0.8%
Home Builders	32,360	0.1%
Home Furnishings	42,828	0.1%
Household Products/Wares	156,036	0.5%
Housewares	17,386	0.1%
Insurance	507,906	1.8%
Internet	399,257	1.4%
Investment Companies	64,728	0.2%
Leisure Time	47,027	0.2%
Lodging	29,380	0.1%
Machinery - Construction & Mining	11,500	NM
Machinery - Diversified	151,164	0.5%
Media	39,532	0.1%
Metal Fabricate/Hardware	125,801	0.4%
Mining	112,648	0.4%
Miscellaneous Manufacturing	336,730	1.2%
Office Furnishings	26,307	0.1%
Oil & Gas	401,845	1.4%
Oil & Gas Services	242,675	0.8%
Packaging & Containers	6,641	NM
Pharmaceuticals	319,472	1.1%
REIT	750,518	2.7%
Real Estate	11,808	NM
Retail	771,627	2.8%
Savings & Loans	89,013	0.3%
Semiconductors	380,412	1.3%
Software	584,653	2.0%
Storage/Warehousing	15,950	0.1%
Telecommunications	618,763	2.1%
Toys/Games/Hobbies	20,877	0.1%
Transportation	207,715	0.7%
Trucking & Leasing	10,296	NM
Water	58,919	0.2%
Other**	15,999,337	55.5%

Total	$28,839,769	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$12,840,432	$—	$12,840,432
Repurchase Agreements	—	19,066,000	19,066,000

Total Investment Securities	12,840,432	19,066,000	31,906,432

Other Financial Instruments^	(750,596)	(180,266)	(930,862)

Total Investments	$12,089,836	$18,885,734	$30,975,570

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (53.0%)
Activision Blizzard, Inc.* (Software)	32,262	$349,397
Adobe Systems, Inc.* (Software)	14,706	484,416
Akamai Technologies, Inc.* (Internet)	4,674	102,828
Altera Corp. (Semiconductors)	11,742	232,374
Amazon.com, Inc.* (Internet)	8,208	975,192
Amgen, Inc.* (Biotechnology)	13,452	722,776
Apollo Group, Inc. - Class A* (Commercial Services)	4,446	253,867
Apple Computer, Inc.* (Computers)	35,568	6,704,568
Applied Materials, Inc. (Semiconductors)	19,608	239,218
Autodesk, Inc.* (Software)	6,840	170,521
Automatic Data Processing, Inc. (Software)	10,146	403,811
Baidu, Inc.ADR* (Internet)	798	301,580
Bed Bath & Beyond, Inc.* (Retail)	10,032	353,227
Biogen Idec, Inc.* (Biotechnology)	8,892	374,620
Broadcom Corp. - Class A* (Semiconductors)	11,286	300,320
C.H. Robinson Worldwide, Inc. (Transportation)	4,788	263,867
CA, Inc. (Software)	14,364	300,495
Celgene Corp.* (Biotechnology)	12,996	663,446
Cephalon, Inc.* (Pharmaceuticals)	2,052	111,998
Cerner Corp.* (Software)	2,280	173,371
Check Point Software Technologies, Ltd.* (Internet)	5,814	180,641
Cintas Corp. (Textiles)	5,244	145,206
Cisco Systems, Inc.* (Telecommunications)	58,596	1,338,919
Citrix Systems, Inc.* (Software)	6,156	226,295
Cognizant Technology Solutions Corp.* (Computers)	8,094	312,833
Comcast Corp. - Class A (Media)	41,040	595,080
Costco Wholesale Corp. (Retail)	6,498	369,411
Dell, Inc.* (Computers)	20,406	295,683
DENTSPLY International, Inc. (Healthcare - Products)	4,104	135,268
DIRECTV Group, Inc.* (Media)	20,292	533,680
DISH Network Corp. - Class A* (Media)	6,156	107,114
eBay, Inc.* (Internet)	27,360	609,307
Electronic Arts, Inc.* (Software)	9,234	168,428
Expedia, Inc.* (Internet)	8,094	183,491
Expeditors International of Washington, Inc. (Transportation)	5,928	191,000
Express Scripts, Inc.* (Pharmaceuticals)	6,954	555,764
Fastenal Co. (Distribution/Wholesale)	3,990	137,655
First Solar, Inc.* (Energy - Alternate Sources)	2,166	264,100
Fiserv, Inc.* (Software)	5,472	251,001
Flextronics International, Ltd.* (Electronics)	25,080	162,518
FLIR Systems, Inc.* (Electronics)	4,560	126,814
Foster Wheeler AG* (Engineering & Construction)	3,762	105,298
Garmin, Ltd. (Electronics)	5,244	158,683
Genzyme Corp.* (Biotechnology)	9,690	490,314
Gilead Sciences, Inc.* (Pharmaceuticals)	25,308	1,076,855
Google, Inc. - Class A* (Internet)	4,218	2,261,354
Hansen Natural Corp.* (Beverages)	2,508	90,664
Henry Schein, Inc.* (Healthcare - Products)	2,508	132,498
Hologic, Inc.* (Healthcare - Products)	7,638	112,890
IAC/InterActiveCorp* (Internet)	3,876	73,411
Illumina, Inc.* (Biotechnology)	3,420	109,782
Infosys Technologies, Ltd.ADR (Software)	3,078	141,588
Intel Corp. (Semiconductors)	55,746	1,065,306
Intuit, Inc.* (Software)	11,628	338,026
Intuitive Surgical, Inc.* (Healthcare - Products)	1,026	252,755
J.B. Hunt Transport Services, Inc. (Transportation)	3,648	109,659
Joy Global, Inc. (Machinery - Construction & Mining)	2,850	143,669
KLA -Tencor Corp. (Semiconductors)	5,928	192,719
Lam Research Corp.* (Semiconductors)	3,762	126,855
Liberty Global, Inc. - Class A* (Media)	3,990	81,915
Liberty Media Holding Corp. - Interactive Series A* (Internet)	15,504	175,815
Life Technologies Corp.* (Biotechnology)	5,130	241,982
Linear Technology Corp. (Semiconductors)	8,436	218,324
Logitech International S.A.ADR* (Computers)	5,016	85,272
Marvell Technology Group, Ltd.* (Semiconductors)	16,872	231,484
Maxim Integrated Products, Inc. (Semiconductors)	8,550	142,529
Microchip Technology, Inc. (Semiconductors)	4,332	103,795
Microsoft Corp. (Software)	87,324	2,421,495
Millicom International Cellular S.A.* (Telecommunications)	2,964	185,724
NetApp, Inc.* (Computers)	10,032	271,366
News Corp. - Class A (Media)	40,470	466,214
NII Holdings, Inc. - Class B* (Telecommunications)	4,560	122,801
NVIDIA Corp.* (Semiconductors)	15,276	182,701
O’Reilly Automotive, Inc.* (Retail)	3,876	144,497
Oracle Corp. (Software)	59,508	1,255,619
PACCAR, Inc. (Auto Manufacturers)	11,628	435,003
Patterson Cos., Inc.* (Healthcare - Products)	3,306	84,402
Paychex, Inc. (Commercial Services)	9,804	278,532
Pharmaceutical Product Development, Inc. (Commercial Services)	3,306	71,244
Priceline.com, Inc.* (Internet)	1,254	197,869
Qualcomm, Inc. (Telecommunications)	57,114	2,365,091
Research In Motion, Ltd.* (Computers)	16,188	950,721
Ross Stores, Inc. (Retail)	3,648	160,548
Ryanair Holdings PLCADR* (Airlines)	3,306	90,155
Seagate Technology (Computers)	14,022	195,607
Sears Holdings Corp.* (Retail)	3,534	239,817
Sigma-Aldrich Corp. (Chemicals)	3,306	171,681
Staples, Inc. (Retail)	13,794	299,330
Starbucks Corp.* (Retail)	29,184	553,912

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Steel Dynamics, Inc. (Iron/Steel)	6,270	$83,955
Stericycle, Inc.* (Environmental Control)	2,508	131,344
Symantec Corp.* (Internet)	24,282	426,878
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	20,976	1,058,868
Urban Outfitters, Inc.* (Retail)	4,788	150,247
VeriSign, Inc.* (Internet)	5,130	117,015
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,358	179,814
Warner Chilcott PLC - Class A* (Pharmaceuticals)	7,182	159,081
Wynn Resorts, Ltd.* (Lodging)	3,876	210,157
Xilinx, Inc. (Semiconductors)	10,374	225,635
Yahoo!, Inc.* (Internet)	19,152	304,517

TOTAL COMMON STOCKS (Cost $32,436,805)		42,827,382

	Principal Amount
Repurchase Agreements (52.6%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $13,014,022 (Collateralized by $12,591,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $13,275,282)	$13,014,000	13,014,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $8,508,007 (Collateralized by $8,685,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $8,679,993)	8,508,000	8,508,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $16,018,027 (Collateralized by $16,139,500 of various U.S. Treasury Securities, 1.25%–6.00%, 12/30/10-11/15/18, market value $16,339,320)	16,018,000	16,018,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,017,008 (Collateralized by $5,086,667 of various U.S. Treasury Securities, 1.13%–2.50%, 6/30/11-2/17/12, market value $5,133,860)	5,017,000	5,017,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,557,000)		42,557,000

TOTAL INVESTMENT SECURITIES (Cost $74,993,805)—105.6%		85,384,382
Net other assets (liabilities) — (5.6)%		(4,497,188)

NET ASSETS — 100.0%		$80,887,194

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $5,260,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/18/09 (Underlying notional amount at value $5,055,520)	152	$(53,430)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$9,477,632	$(351,985)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$23,356,942	$(618,827)

NASDAQ-100 ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Airlines	$90,155	0.1%
Auto Manufacturers	435,003	0.5%
Beverages	90,664	0.1%
Biotechnology	2,782,734	3.4%
Chemicals	171,681	0.2%
Commercial Services	603,643	0.7%
Computers	8,816,050	10.9%
Distribution/Wholesale	137,655	0.2%
Electronics	448,015	0.6%
Energy - Alternate Sources	264,100	0.3%
Engineering & Construction	105,298	0.1%
Environmental Control	131,344	0.2%
Healthcare - Products	717,813	0.9%
Internet	5,909,898	7.3%
Iron/Steel	83,955	0.1%
Lodging	210,157	0.3%
Machinery - Construction & Mining	143,669	0.2%
Media	1,784,003	2.2%
Pharmaceuticals	2,962,566	3.7%
Retail	2,270,989	2.8%
Semiconductors	3,261,260	4.0%
Software	6,684,463	8.3%
Telecommunications	4,012,535	5.0%
Textiles	145,206	0.2%
Transportation	564,526	0.7%
Other**	38,059,812	47.0%

Total	$80,887,194	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$42,827,382	$—	$42,827,382
Repurchase Agreements	—	42,557,000	42,557,000

Total Investment Securities	42,827,382	42,557,000	85,384,382

Other Financial Instruments^	(53,430)	(970,812)	(1,024,242)

Total Investments	$42,773,952	$41,586,188	$84,360,140

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (100.6%)
Abbott Laboratories (Pharmaceuticals)	1,840	$93,049
Advanced Micro Devices, Inc.* (Semiconductors)	880	4,048
Aetna, Inc. (Healthcare - Services)	560	14,577
Affiliated Computer Services, Inc. - Class A* (Computers)	80	4,167
AFLAC, Inc. (Insurance)	480	19,915
Air Products & Chemicals, Inc. (Chemicals)	480	37,022
Airgas, Inc. (Chemicals)	80	3,549
AK Steel Holding Corp. (Iron/Steel)	240	3,809
Alcoa, Inc. (Mining)	2,400	29,808
Allegheny Energy, Inc. (Electric)	400	9,128
Allegheny Technologies, Inc. (Iron/Steel)	80	2,469
Allergan, Inc. (Pharmaceuticals)	400	22,500
Allstate Corp. (Insurance)	1,280	37,850
Altria Group, Inc. (Agriculture)	5,040	91,274
Ameren Corp. (Electric)	480	11,683
American Electric Power, Inc. (Electric)	1,120	33,846
American Express Co. (Diversified Financial Services)	960	33,446
American International Group, Inc.* (Insurance)	320	10,758
American Tower Corp.* (Telecommunications)	720	26,510
Ameriprise Financial, Inc. (Diversified Financial Services)	640	22,189
AmerisourceBergen Corp. (Pharmaceuticals)	720	15,948
Analog Devices, Inc. (Semiconductors)	720	18,454
AON Corp. (Insurance)	400	15,404
Apartment Investment and Management Co. - Class A (REIT)	320	3,952
Applied Materials, Inc. (Semiconductors)	880	10,736
Archer-Daniels-Midland Co. (Agriculture)	1,520	45,782
Assurant, Inc. (Insurance)	320	9,578
AT&T, Inc. (Telecommunications)	14,320	367,594
Automatic Data Processing, Inc. (Software)	560	22,288
AutoNation, Inc.* (Retail)	240	4,138
Avalonbay Communities, Inc. (REIT)	160	11,005
Avery Dennison Corp. (Household Products/Wares)	240	8,556
Bank of America Corp. (Banks)	20,880	304,430
Bank of New York Mellon Corp. (Banks)	2,880	76,781
Bard (C.R.), Inc. (Healthcare - Products)	80	6,006
Baxter International, Inc. (Healthcare - Products)	640	34,598
BB&T Corp. (Banks)	1,600	38,256
Becton, Dickinson & Co. (Healthcare - Products)	240	16,406
Bemis Co., Inc. (Packaging & Containers)	240	6,199
Best Buy Co., Inc. (Retail)	320	12,218
Big Lots, Inc.* (Retail)	80	2,004
Boeing Co. (Aerospace/Defense)	880	42,064
Boston Properties, Inc. (REIT)	320	19,446
Boston Scientific Corp.* (Healthcare - Products)	2,320	18,838
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,800	104,640
Broadcom Corp. - Class A* (Semiconductors)	560	14,902
Brown-Forman Corp. (Beverages)	80	3,905
Burlington Northern Santa Fe Corp. (Transportation)	320	24,102
CA, Inc. (Software)	400	8,368
Capital One Financial Corp. (Diversified Financial Services)	1,120	40,992
Cardinal Health, Inc. (Pharmaceuticals)	880	24,939
CareFusion Corp.* (Healthcare - Products)	240	5,369
Carnival Corp. - Class A (Leisure Time)	1,040	30,285
CBS Corp. - Class B (Media)	1,680	19,774
CenterPoint Energy, Inc. (Electric)	880	11,088
CenturyTel, Inc. (Telecommunications)	720	23,371
Cephalon, Inc.* (Pharmaceuticals)	80	4,366
CF Industries Holdings, Inc. (Chemicals)	80	6,660
Chubb Corp. (Insurance)	400	19,408
Ciena Corp.* (Telecommunications)	240	2,815
CIGNA Corp. (Insurance)	640	17,818
Cincinnati Financial Corp. (Insurance)	400	10,144
Cintas Corp. (Textiles)	160	4,430
Citigroup, Inc. (Diversified Financial Services)	31,440	128,589
Citrix Systems, Inc.* (Software)	160	5,882
Clorox Co. (Household Products/Wares)	320	18,954
CMS Energy Corp. (Electric)	560	7,448
Coca-Cola Co. (Beverages)	1,600	85,296
Coca-Cola Enterprises, Inc. (Beverages)	800	15,256
Comcast Corp. - Class A (Media)	4,160	60,320
Comerica, Inc. (Banks)	400	11,100
Computer Sciences Corp.* (Computers)	400	20,284
ConAgra Foods, Inc. (Food)	1,120	23,520
ConocoPhillips (Oil & Gas)	1,280	64,230
Consolidated Edison, Inc. (Electric)	640	26,035
Constellation Brands, Inc.* (Beverages)	240	3,797
Constellation Energy Group, Inc. (Electric)	480	14,842
Convergys Corp.* (Commercial Services)	320	3,472
Corning, Inc. (Telecommunications)	3,760	54,934
Costco Wholesale Corp. (Retail)	560	31,836
Coventry Health Care, Inc.* (Healthcare - Services)	160	3,173
CSX Corp. (Transportation)	960	40,493
Cummins, Inc. (Machinery - Diversified)	160	6,890
CVS Corp. (Retail)	1,680	59,304
D.R. Horton, Inc. (Home Builders)	480	5,261
Darden Restaurants, Inc. (Retail)	320	9,699

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Dean Foods Co.* (Food)	160	$2,917
Deere & Co. (Machinery - Diversified)	400	18,220
DENTSPLY International, Inc. (Healthcare - Products)	160	5,274
DeVry, Inc. (Commercial Services)	80	4,423
Diamond Offshore Drilling, Inc. (Oil & Gas)	80	7,620
DIRECTV Group, Inc.* (Media)	720	18,936
Discover Financial Services (Diversified Financial Services)	480	6,787
Dominion Resources, Inc. (Electric)	1,440	49,090
Dover Corp. (Miscellaneous Manufacturing)	480	18,086
Dr. Pepper Snapple Group, Inc.* (Beverages)	240	6,542
DTE Energy Co. (Electric)	400	14,792
Duke Energy Corp. (Electric)	3,120	49,358
Dynegy, Inc. - Class A* (Electric)	1,200	2,400
E* TRADE Financial Corp.* (Diversified Financial Services)	1,280	1,869
E.I. du Pont de Nemours & Co. (Chemicals)	2,160	68,731
Eastman Chemical Co. (Chemicals)	160	8,402
Eastman Kodak Co.* (Miscellaneous Manufacturing)	640	2,400
Eaton Corp. (Miscellaneous Manufacturing)	400	24,180
Edison International (Electric)	800	25,456
El Paso Corp. (Pipelines)	1,680	16,481
Electronic Arts, Inc.* (Software)	480	8,755
Eli Lilly & Co. (Pharmaceuticals)	2,480	84,345
EMC Corp.* (Computers)	1,600	26,352
Emerson Electric Co. (Electrical Components & Equipment)	720	27,180
Entergy Corp. (Electric)	480	36,826
EQT Corp. (Oil & Gas)	80	3,349
Equity Residential Properties Trust (REIT)	640	18,483
Exelon Corp. (Electric)	1,600	75,136
Expedia, Inc.* (Internet)	320	7,254
Family Dollar Stores, Inc. (Retail)	160	4,528
Federated Investors, Inc. - Class B (Diversified Financial Services)	80	2,100
FedEx Corp. (Transportation)	400	29,076
Fidelity National Information Services, Inc. (Software)	720	15,667
Fifth Third Bancorp (Banks)	1,920	17,165
First Horizon National Corp.* (Banks)	321	3,797
First Solar, Inc.* (Energy - Alternate Sources)	80	9,754
FirstEnergy Corp. (Electric)	720	31,162
Flowserve Corp. (Machinery - Diversified)	160	15,714
Fluor Corp. (Engineering & Construction)	240	10,661
Ford Motor Co.* (Auto Manufacturers)	7,840	54,880
Fortune Brands, Inc. (Household Products/Wares)	400	15,580
FPL Group, Inc. (Electric)	960	47,136
Frontier Communications Corp. (Telecommunications)	720	5,162
Gannett Co., Inc. (Media)	560	5,499
General Dynamics Corp. (Aerospace/Defense)	400	25,080
General Electric Co. (Miscellaneous Manufacturing)	25,680	366,197
General Mills, Inc. (Food)	400	26,368
Genuine Parts Co. (Distribution/Wholesale)	400	13,996
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	1,200	12,744
Genzyme Corp.* (Biotechnology)	320	16,192
Gilead Sciences, Inc.* (Pharmaceuticals)	720	30,636
Goodrich Corp. (Aerospace/Defense)	320	17,392
H & R Block, Inc. (Commercial Services)	800	14,672
Halliburton Co. (Oil & Gas Services)	1,040	30,378
Harley-Davidson, Inc. (Leisure Time)	240	5,981
Harman International Industries, Inc. (Home Furnishings)	80	3,009
Hartford Financial Services Group, Inc. (Insurance)	960	23,539
Hasbro, Inc. (Toys/Games/Hobbies)	320	8,726
HCP, Inc. (REIT)	640	18,938
Health Care REIT, Inc. (REIT)	240	10,649
Heinz (H.J.) Co. (Food)	320	12,877
Hewlett-Packard Co. (Computers)	2,000	94,920
Home Depot, Inc. (Retail)	1,520	38,137
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,840	66,038
Hormel Foods Corp. (Food)	80	2,917
Hospira, Inc.* (Pharmaceuticals)	240	10,714
Host Marriott Corp. (REIT)	1,440	14,558
Hudson City Bancorp, Inc. (Savings & Loans)	480	6,307
Humana, Inc.* (Healthcare - Services)	160	6,013
Huntington Bancshares, Inc. (Banks)	1,600	6,096
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	480	22,042
Integrys Energy Group, Inc. (Electric)	160	5,536
Intel Corp. (Semiconductors)	7,040	134,534
International Business Machines Corp. (Computers)	960	115,785
International Flavors & Fragrances, Inc. (Chemicals)	80	3,047
International Game Technology (Entertainment)	720	12,845
International Paper Co. (Forest Products & Paper)	1,040	23,202
Interpublic Group of Cos., Inc.* (Advertising)	1,200	7,224
Invesco, Ltd. (Diversified Financial Services)	960	20,304
Iron Mountain, Inc.* (Commercial Services)	160	3,909
ITT Industries, Inc. (Miscellaneous Manufacturing)	160	8,112
J.C. Penney Co., Inc. (Retail)	560	18,553
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,440	394,309
Jabil Circuit, Inc. (Electronics)	480	6,422
Jacobs Engineering Group, Inc.* (Engineering & Construction)	160	6,766
Janus Capital Group, Inc. (Diversified Financial Services)	400	5,248

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
JDS Uniphase Corp.* (Telecommunications)	560	$3,130
JM Smucker Co. (Food)	320	16,874
Johnson Controls, Inc. (Auto Parts & Equipment)	1,440	34,445
Juniper Networks, Inc.* (Telecommunications)	800	20,408
KB Home (Home Builders)	80	1,134
KeyCorp (Banks)	2,160	11,642
Kimberly-Clark Corp. (Household Products/Wares)	400	24,464
Kimco Realty Corp. (REIT)	800	10,112
King Pharmaceuticals, Inc.* (Pharmaceuticals)	320	3,242
KLA -Tencor Corp. (Semiconductors)	400	13,004
Kohls Corp.* (Retail)	240	13,733
Kraft Foods, Inc. (Food)	3,600	99,072
Kroger Co. (Food)	960	22,205
L-3 Communications Holdings, Inc. (Aerospace/Defense)	80	5,783
Legg Mason, Inc. (Diversified Financial Services)	320	9,315
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	400	7,732
Lennar Corp. - Class A (Home Builders)	320	4,032
Leucadia National Corp.* (Holding Companies - Diversified)	160	3,595
Life Technologies Corp.* (Biotechnology)	240	11,321
Limited, Inc. (Retail)	640	11,264
Lincoln National Corp. (Insurance)	720	17,158
Linear Technology Corp. (Semiconductors)	560	14,493
Loews Corp. (Insurance)	480	15,888
Lorillard, Inc. (Agriculture)	400	31,088
Lowe’s Cos., Inc. (Retail)	1,040	20,353
LSI Logic Corp.* (Semiconductors)	960	4,915
M&T Bank Corp. (Banks)	160	10,056
Macy’s, Inc. (Retail)	1,040	18,273
Marathon Oil Corp. (Oil & Gas)	640	20,461
Marriott International, Inc. - Class A (Lodging)	240	6,014
Marsh & McLennan Cos., Inc. (Insurance)	1,280	30,029
Marshall & Ilsley Corp. (Banks)	880	4,682
Masco Corp. (Building Materials)	880	10,340
Massey Energy Co. (Coal)	240	6,982
Mattel, Inc. (Toys/Games/Hobbies)	880	16,658
MBIA, Inc.* (Insurance)	240	974
McAfee, Inc.* (Internet)	160	6,701
McCormick & Co., Inc. (Food)	160	5,602
McDonald’s Corp. (Retail)	1,360	79,709
McKesson Corp. (Commercial Services)	640	37,587
MeadWestvaco Corp. (Forest Products & Paper)	400	9,132
Medco Health Solutions, Inc.* (Pharmaceuticals)	720	40,406
Merck & Co., Inc. (Pharmaceuticals)	5,120	158,361
Meredith Corp. (Media)	80	2,165
MetLife, Inc. (Insurance)	2,000	68,060
MetroPCS Communications, Inc.* (Telecommunications)	320	1,994
Microchip Technology, Inc. (Semiconductors)	480	11,501
Micron Technology, Inc.* (Semiconductors)	2,080	14,123
Millipore Corp.* (Biotechnology)	80	5,361
Molex, Inc. (Electrical Components & Equipment)	320	5,974
Molson Coors Brewing Co. - Class B (Beverages)	400	19,588
Monsanto Co. (Agriculture)	560	37,621
Monster Worldwide, Inc.* (Internet)	160	2,323
Moody’s Corp. (Commercial Services)	320	7,578
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,280	105,353
Mylan Laboratories, Inc.* (Pharmaceuticals)	320	5,197
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	160	2,890
National-Oilwell Varco, Inc.* (Oil & Gas Services)	400	16,396
Newell Rubbermaid, Inc. (Housewares)	640	9,286
Newmont Mining Corp. (Mining)	720	31,291
News Corp. - Class A (Media)	5,440	62,669
Nicor, Inc. (Gas)	80	2,966
NiSource, Inc. (Electric)	640	8,269
Noble Energy, Inc. (Oil & Gas)	240	15,751
Nordstrom, Inc. (Retail)	160	5,085
Norfolk Southern Corp. (Transportation)	480	22,378
Northeast Utilities System (Electric)	400	9,220
Northern Trust Corp. (Banks)	320	16,080
Northrop Grumman Corp. (Aerospace/Defense)	800	40,104
Novell, Inc.* (Software)	400	1,636
Novellus Systems, Inc.* (Semiconductors)	160	3,293
NVIDIA Corp.* (Semiconductors)	480	5,741
O’Reilly Automotive, Inc.* (Retail)	160	5,965
Occidental Petroleum Corp. (Oil & Gas)	560	42,493
Office Depot, Inc.* (Retail)	640	3,872
Omnicom Group, Inc. (Advertising)	240	8,227
Owens-Illinois, Inc.* (Packaging & Containers)	320	10,202
Pactiv Corp.* (Packaging & Containers)	160	3,694
Pall Corp. (Miscellaneous Manufacturing)	160	5,078
Parker Hannifin Corp. (Miscellaneous Manufacturing)	160	8,474
Peabody Energy Corp. (Coal)	240	9,502
People’s United Financial, Inc. (Banks)	880	14,106
Pepco Holdings, Inc. (Electric)	560	8,361
PerkinElmer, Inc. (Electronics)	320	5,955
Pfizer, Inc. (Pharmaceuticals)	19,280	328,338
PG&E Corp. (Electric)	880	35,983
Philip Morris International, Inc. (Commercial Services)	4,720	223,539

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Pinnacle West Capital Corp. (Electric)	240	$7,517
Pioneer Natural Resources Co. (Oil & Gas)	80	3,289
Pitney Bowes, Inc. (Office/Business Equipment)	160	3,920
Plum Creek Timber Co., Inc. (Forest Products & Paper)	400	12,516
PNC Financial Services Group (Banks)	1,120	54,813
Polo Ralph Lauren Corp. (Apparel)	80	5,954
PPG Industries, Inc. (Chemicals)	400	22,572
PPL Corp. (Electric)	880	25,907
Praxair, Inc. (Chemicals)	240	19,066
Precision Castparts Corp. (Metal Fabricate/Hardware)	160	15,261
Principal Financial Group, Inc. (Insurance)	720	18,029
Procter & Gamble Co. (Cosmetics/Personal Care)	2,160	125,280
Progress Energy, Inc. (Electric)	640	24,019
ProLogis (REIT)	1,040	11,783
Prudential Financial, Inc. (Insurance)	1,120	50,658
Public Service Enterprise Group, Inc. (Electric)	1,200	35,760
Public Storage, Inc. (REIT)	320	23,552
Pulte Homes, Inc. (Home Builders)	400	3,604
QLogic Corp.* (Semiconductors)	80	1,403
Quanta Services, Inc.* (Commercial Services)	240	5,088
Quest Diagnostics, Inc. (Healthcare - Services)	160	8,949
Qwest Communications International, Inc. (Telecommunications)	3,600	12,924
R.R. Donnelley & Sons Co. (Commercial Services)	480	9,638
RadioShack Corp. (Retail)	80	1,351
Raytheon Co. (Aerospace/Defense)	960	43,469
Regions Financial Corp. (Banks)	2,800	13,552
Republic Services, Inc. (Environmental Control)	320	8,291
Reynolds American, Inc. (Agriculture)	400	19,392
Rowan Cos., Inc. (Oil & Gas)	240	5,580
Ryder System, Inc. (Transportation)	160	6,488
Safeway, Inc. (Food)	1,040	23,223
Sara Lee Corp. (Food)	1,680	18,967
SCANA Corp. (Electric)	320	10,829
Schering-Plough Corp. (Pharmaceuticals)	3,920	110,544
Scripps Networks Interactive - Class A (Entertainment)	160	6,042
Sealed Air Corp. (Packaging & Containers)	160	3,077
Sempra Energy (Gas)	560	28,812
Sigma-Aldrich Corp. (Chemicals)	80	4,154
Simon Property Group, Inc. (REIT)	640	43,450
Snap-on, Inc. (Hand/Machine Tools)	160	5,845
Southern Co. (Electric)	1,920	59,885
Southwest Airlines Co. (Airlines)	1,120	9,408
Southwestern Energy Co.* (Oil & Gas)	320	13,946
Spectra Energy Corp. (Pipelines)	1,600	30,592
Sprint Nextel Corp.* (Telecommunications)	4,560	13,498
Staples, Inc. (Retail)	800	17,360
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	480	13,949
State Street Corp. (Banks)	640	26,867
Stericycle, Inc.* (Environmental Control)	80	4,190
Sun Microsystems, Inc.* (Computers)	1,840	15,051
SunTrust Banks, Inc. (Banks)	1,120	21,403
SuperValu, Inc. (Food)	480	7,618
Symantec Corp.* (Internet)	800	14,064
T. Rowe Price Group, Inc. (Diversified Financial Services)	160	7,797
Target Corp. (Retail)	880	42,618
TECO Energy, Inc. (Electric)	480	6,883
Tellabs, Inc.* (Telecommunications)	560	3,371
Tenet Healthcare Corp.* (Healthcare - Services)	1,040	5,325
Teradata Corp.* (Computers)	240	6,691
Teradyne, Inc.* (Semiconductors)	400	3,348
Tesoro Petroleum Corp. (Oil & Gas)	320	4,525
Textron, Inc. (Miscellaneous Manufacturing)	640	11,379
The AES Corp.* (Electric)	1,600	20,912
The Charles Schwab Corp. (Diversified Financial Services)	720	12,485
The Dow Chemical Co. (Chemicals)	2,800	65,744
The Gap, Inc. (Retail)	640	13,658
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	560	7,213
The New York Times Co. - Class A (Media)	320	2,550
The Pepsi Bottling Group, Inc. (Beverages)	160	5,990
The Stanley Works (Hand/Machine Tools)	160	7,237
The Travelers Cos., Inc. (Insurance)	1,440	71,698
The Williams Cos., Inc. (Pipelines)	1,440	27,144
Thermo Fisher Scientific, Inc.* (Electronics)	560	25,200
Tiffany & Co. (Retail)	320	12,573
Time Warner Cable, Inc. (Media)	560	22,086
Time Warner, Inc. (Media)	2,880	86,745
Torchmark Corp. (Insurance)	80	3,248
Tyson Foods, Inc. - Class A (Food)	720	9,014
U.S. Bancorp (Banks)	4,640	107,741
Union Pacific Corp. (Transportation)	1,200	66,168
United Parcel Service, Inc. - Class B (Transportation)	1,120	60,122
United States Steel Corp. (Iron/Steel)	320	11,037
United Technologies Corp. (Aerospace/Defense)	960	58,992
UnumProvident Corp. (Insurance)	800	15,960
V.F. Corp. (Apparel)	240	17,050
Valero Energy Corp. (Oil & Gas)	1,360	24,616
Ventas, Inc. (REIT)	160	6,421
Verizon Communications, Inc. (Telecommunications)	6,880	203,579
Vornado Realty Trust (REIT)	400	23,824
Vulcan Materials Co. (Building Materials)	320	14,730
W.W. Grainger, Inc. (Distribution/Wholesale)	80	7,498

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Wal-Mart Stores, Inc. (Retail)	2,000	$99,360
Walgreen Co. (Retail)	1,040	39,343
Walt Disney Co. (Media)	2,720	74,446
Washington Post Co. - Class B (Media)	80	34,560
Waste Management, Inc. (Environmental Control)	1,200	35,856
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	160	5,507
WellPoint, Inc.* (Healthcare - Services)	640	29,926
Wells Fargo & Co. (Banks)	11,280	310,425
Weyerhaeuser Co. (Forest Products & Paper)	480	17,443
Whirlpool Corp. (Home Furnishings)	160	11,454
Whole Foods Market, Inc.* (Food)	320	10,259
Windstream Corp. (Telecommunications)	1,040	10,026
Wisconsin Energy Corp. (Electric)	320	13,974
Wyndham Worldwide Corp. (Lodging)	400	6,820
Xcel Energy, Inc. (Electric)	1,120	21,101
Xerox Corp. (Office/Business Equipment)	2,080	15,642
Xilinx, Inc. (Semiconductors)	320	6,960
XL Capital, Ltd. - Class A (Insurance)	800	13,128
Zions Bancorp (Banks)	240	3,398

TOTAL COMMON STOCKS (Cost $7,951,685)		10,389,956

TOTAL INVESTMENT SECURITIES (Cost $7,951,685)—100.6%		10,389,956
Net other assets (liabilities) — (0.6)%		(61,192)

NET ASSETS — 100.0%		$10,328,764

*	Non-income producing security

Large-Cap Value ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$15,451	0.1%
Aerospace/Defense	232,884	2.3%
Agriculture	225,157	2.2%
Airlines	9,408	0.1%
Apparel	23,004	0.2%
Auto Manufacturers	54,880	0.5%
Auto Parts & Equipment	41,658	0.4%
Banks	1,052,390	10.2%
Beverages	140,374	1.4%
Biotechnology	32,874	0.3%
Building Materials	25,070	0.2%
Chemicals	238,947	2.3%
Coal	16,484	0.2%
Commercial Services	309,906	3.0%
Computers	283,250	2.7%
Cosmetics/Personal Care	125,280	1.2%
Distribution/Wholesale	21,494	0.2%
Diversified Financial Services	806,417	7.8%
Electric	739,582	7.2%
Electrical Components & Equipment	33,154	0.3%
Electronics	37,577	0.4%
Energy - Alternate Sources	9,754	0.1%
Engineering & Construction	17,427	0.2%
Entertainment	18,887	0.2%
Environmental Control	48,337	0.5%
Food	281,433	2.7%
Forest Products & Paper	62,293	0.6%
Gas	31,778	0.3%
Hand/Machine Tools	13,082	0.1%
Healthcare - Products	86,491	0.8%
Healthcare - Services	67,963	0.7%
Holding Companies - Diversified	3,595	NM
Home Builders	14,031	0.1%
Home Furnishings	14,463	0.1%
Household Products/Wares	67,554	0.7%
Housewares	9,286	0.1%
Insurance	469,244	4.5%
Internet	30,342	0.3%
Iron/Steel	17,315	0.2%
Leisure Time	36,266	0.4%
Lodging	26,783	0.3%
Machinery - Diversified	40,824	0.4%
Media	389,750	3.8%
Metal Fabricate/Hardware	15,261	0.1%
Mining	61,099	0.6%
Miscellaneous Manufacturing	539,718	5.2%
Office/Business Equipment	19,562	0.2%
Oil & Gas	205,860	2.0%
Oil & Gas Services	46,774	0.5%
Packaging & Containers	23,172	0.2%
Pharmaceuticals	1,042,732	10.1%
Pipelines	74,217	0.7%
REIT	216,173	2.1%
Retail	564,934	5.5%
Savings & Loans	6,307	0.1%
Semiconductors	261,455	2.5%
Software	62,596	0.6%
Telecommunications	749,316	7.3%
Textiles	4,430	NM
Toys/Games/Hobbies	25,384	0.2%
Transportation	248,827	2.4%
Other**	(61,192)	(0.6)%

Total	$10,328,764	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	Total
Description
Investment Securities:
Common Stocks	$10,389,956	$10,389,956

Total Investment Securities	$10,389,956	$10,389,956

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Miscellaneous Manufacturing)	1,880	$138,312
Abbott Laboratories (Pharmaceuticals)	2,068	104,579
Abercrombie & Fitch Co. - Class A (Retail)	188	6,170
Adobe Systems, Inc.* (Software)	1,410	46,445
Advanced Micro Devices, Inc.* (Semiconductors)	564	2,594
Aetna, Inc. (Healthcare - Services)	564	14,681
Affiliated Computer Services, Inc. - Class A* (Computers)	188	9,793
AFLAC, Inc. (Insurance)	658	27,300
Agilent Technologies, Inc.* (Electronics)	940	23,256
Airgas, Inc. (Chemicals)	94	4,170
Akamai Technologies, Inc.* (Internet)	470	10,340
Allegheny Technologies, Inc. (Iron/Steel)	188	5,802
Allergan, Inc. (Pharmaceuticals)	376	21,150
Altera Corp. (Semiconductors)	752	14,882
Amazon.com, Inc.* (Internet)	846	100,513
American Express Co. (Diversified Financial Services)	2,162	75,324
American Tower Corp.* (Telecommunications)	282	10,383
Amgen, Inc.* (Biotechnology)	2,726	146,468
Amphenol Corp. - Class A (Electronics)	470	18,856
Anadarko Petroleum Corp. (Oil & Gas)	1,316	80,184
AON Corp. (Insurance)	282	10,860
Apache Corp. (Oil & Gas)	940	88,473
Apollo Group, Inc. - Class A* (Commercial Services)	282	16,102
Apple Computer, Inc.* (Computers)	2,350	442,975
Applied Materials, Inc. (Semiconductors)	2,538	30,964
Autodesk, Inc.* (Software)	564	14,061
Automatic Data Processing, Inc. (Software)	658	26,188
AutoZone, Inc.* (Retail)	94	12,719
Avon Products, Inc. (Cosmetics/Personal Care)	1,128	36,152
Baker Hughes, Inc. (Oil & Gas Services)	846	35,591
Ball Corp. (Packaging & Containers)	282	13,911
Bard (C.R.), Inc. (Healthcare - Products)	188	14,113
Baxter International, Inc. (Healthcare - Products)	846	45,735
Becton, Dickinson & Co. (Healthcare - Products)	376	25,703
Bed Bath & Beyond, Inc.* (Retail)	658	23,168
Best Buy Co., Inc. (Retail)	564	21,534
Big Lots, Inc.* (Retail)	94	2,355
Biogen Idec, Inc.* (Biotechnology)	752	31,682
BJ Services Co. (Oil & Gas Services)	752	14,438
Black & Decker Corp. (Hand/Machine Tools)	188	8,877
BMC Software, Inc.* (Software)	470	17,465
Boeing Co. (Aerospace/Defense)	940	44,932
Boston Scientific Corp.* (Healthcare - Products)	1,504	12,212
Broadcom Corp. - Class A* (Semiconductors)	470	12,507
Brown-Forman Corp. (Beverages)	188	9,176
Burlington Northern Santa Fe Corp. (Transportation)	376	28,320
C.H. Robinson Worldwide, Inc. (Transportation)	470	25,902
CA, Inc. (Software)	658	13,765
Cabot Oil & Gas Corp. (Oil & Gas)	282	10,849
Cameron International Corp.* (Oil & Gas Services)	564	20,851
Campbell Soup Co. (Food)	564	17,907
CareFusion Corp.* (Healthcare - Products)	188	4,206
Caterpillar, Inc. (Machinery - Construction & Mining)	1,598	87,986
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	658	6,810
Celgene Corp.* (Biotechnology)	1,222	62,383
Cephalon, Inc.* (Pharmaceuticals)	94	5,131
CF Industries Holdings, Inc. (Chemicals)	94	7,826
Chesapeake Energy Corp. (Oil & Gas)	1,692	41,454
Chevron Corp. (Oil & Gas)	5,358	410,101
Chubb Corp. (Insurance)	470	22,804
Cintas Corp. (Textiles)	188	5,206
Cisco Systems, Inc.* (Telecommunications)	15,416	352,256
Citrix Systems, Inc.* (Software)	282	10,366
CME Group, Inc. (Diversified Financial Services)	188	56,891
Coach, Inc. (Apparel)	846	27,893
Coca-Cola Co. (Beverages)	4,324	230,512
Cognizant Technology Solutions Corp.* (Computers)	752	29,065
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,316	103,477
Comcast Corp. - Class A (Media)	3,196	46,342
Compuware Corp.* (Software)	658	4,645
ConocoPhillips (Oil & Gas)	2,538	127,357
CONSOL Energy, Inc. (Coal)	470	20,121
Constellation Brands, Inc.* (Beverages)	188	2,974
Costco Wholesale Corp. (Retail)	470	26,720
Coventry Health Care, Inc.* (Healthcare - Services)	282	5,592
Cummins, Inc. (Machinery - Diversified)	376	16,191
CVS Corp. (Retail)	2,068	73,000
D.R. Horton, Inc. (Home Builders)	282	3,091
Danaher Corp. (Miscellaneous Manufacturing)	658	44,895
DaVita, Inc.* (Healthcare - Services)	282	14,954
Dean Foods Co.* (Food)	282	5,141
Deere & Co. (Machinery - Diversified)	658	29,972
Dell, Inc.* (Computers)	4,606	66,741
Denbury Resources, Inc.* (Oil & Gas)	658	9,607
DENTSPLY International, Inc. (Healthcare - Products)	188	6,196
Devon Energy Corp. (Oil & Gas)	1,222	79,076
DeVry, Inc. (Commercial Services)	94	5,197
See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Diamond Offshore Drilling, Inc. (Oil & Gas)	94	$8,954
DIRECTV Group, Inc.* (Media)	564	14,833
Discover Financial Services (Diversified Financial Services)	752	10,633
Dr. Pepper Snapple Group, Inc.* (Beverages)	376	10,250
Dun & Bradstreet Corp. (Software)	188	14,393
E* TRADE Financial Corp.* (Diversified Financial Services)	1,316	1,921
eBay, Inc.* (Internet)	2,914	64,895
Ecolab, Inc. (Chemicals)	658	28,926
Electronic Arts, Inc.* (Software)	376	6,858
EMC Corp.* (Computers)	3,572	58,831
Emerson Electric Co. (Electrical Components & Equipment)	1,222	46,130
Ensco International, Inc. (Oil & Gas)	376	17,217
EOG Resources, Inc. (Oil & Gas)	658	53,732
EQT Corp. (Oil & Gas)	188	7,870
Equifax, Inc. (Commercial Services)	376	10,295
Expedia, Inc.* (Internet)	282	6,393
Expeditors International of Washington, Inc. (Transportation)	564	18,172
Express Scripts, Inc.* (Pharmaceuticals)	752	60,100
Exxon Mobil Corp. (Oil & Gas)	12,784	916,229
Family Dollar Stores, Inc. (Retail)	188	5,320
Fastenal Co. (Distribution/Wholesale)	376	12,972
Federated Investors, Inc. - Class B (Diversified Financial Services)	188	4,935
FedEx Corp. (Transportation)	470	34,164
First Horizon National Corp.* (Banks)	283	3,351
First Solar, Inc.* (Energy - Alternate Sources)	94	11,461
Fiserv, Inc.* (Software)	376	17,247
FLIR Systems, Inc.* (Electronics)	376	10,457
Fluor Corp. (Engineering & Construction)	282	12,526
FMC Corp. (Chemicals)	188	9,607
FMC Technologies, Inc.* (Oil & Gas Services)	376	19,778
Forest Laboratories, Inc.* (Pharmaceuticals)	846	23,409
Franklin Resources, Inc. (Diversified Financial Services)	376	39,341
Freeport-McMoRan Copper & Gold, Inc. - Class B* (Mining)	1,128	82,750
GameStop Corp. - Class A* (Retail)	470	11,416
General Dynamics Corp. (Aerospace/Defense)	564	35,363
General Mills, Inc. (Food)	470	30,982
Genzyme Corp.* (Biotechnology)	376	19,026
Gilead Sciences, Inc.* (Pharmaceuticals)	1,598	67,995
Google, Inc. - Class A* (Internet)	658	352,767
Halliburton Co. (Oil & Gas Services)	1,222	35,695
Harley-Davidson, Inc. (Leisure Time)	376	9,370
Harman International Industries, Inc. (Home Furnishings)	94	3,535
Harris Corp. (Telecommunications)	376	15,687
Heinz (H.J.) Co. (Food)	470	18,913
Hess Corp. (Oil & Gas)	752	41,164
Hewlett-Packard Co. (Computers)	4,136	196,295
Home Depot, Inc. (Retail)	2,820	70,754
Hormel Foods Corp. (Food)	94	3,427
Hospira, Inc.* (Pharmaceuticals)	188	8,392
Hudson City Bancorp, Inc. (Savings & Loans)	846	11,116
Humana, Inc.* (Healthcare - Services)	282	10,598
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	564	25,899
IMS Health, Inc. (Software)	470	7,703
Intel Corp. (Semiconductors)	7,144	136,522
IntercontinentalExchange, Inc.* (Diversified Financial Services)	188	18,836
International Business Machines Corp. (Computers)	2,538	306,108
International Flavors & Fragrances, Inc. (Chemicals)	94	3,580
Intuit, Inc.* (Software)	846	24,593
Intuitive Surgical, Inc.* (Healthcare - Products)	94	23,157
Iron Mountain, Inc.* (Commercial Services)	282	6,889
ITT Industries, Inc. (Miscellaneous Manufacturing)	282	14,297
Jacobs Engineering Group, Inc.* (Engineering & Construction)	188	7,951
Johnson & Johnson (Healthcare - Products)	7,332	432,955
Juniper Networks, Inc.* (Telecommunications)	564	14,388
KB Home (Home Builders)	94	1,333
Kellogg Co. (Food)	658	33,913
Kimberly-Clark Corp. (Household Products/Wares)	658	40,243
King Pharmaceuticals, Inc.* (Pharmaceuticals)	282	2,857
Kohls Corp.* (Retail)	564	32,272
Kroger Co. (Food)	658	15,220
L-3 Communications Holdings, Inc. (Aerospace/Defense)	188	13,591
Laboratory Corp. of America Holdings* (Healthcare - Services)	282	19,427
Leucadia National Corp.* (Holding Companies - Diversified)	282	6,337
Lexmark International, Inc. - Class A* (Computers)	188	4,794
Life Technologies Corp.* (Biotechnology)	188	8,868
Lockheed Martin Corp. (Aerospace/Defense)	846	58,196
Loews Corp. (Insurance)	376	12,446
Lowe’s Cos., Inc. (Retail)	2,820	55,187
LSI Logic Corp.* (Semiconductors)	658	3,369
Marathon Oil Corp. (Oil & Gas)	1,128	36,062
Marriott International, Inc. - Class A (Lodging)	564	14,134
MasterCard, Inc. - Class A (Software)	188	41,176
MBIA, Inc.* (Insurance)	188	763
McAfee, Inc.* (Internet)	188	7,873
McCormick & Co., Inc. (Food)	188	6,582
McDonald’s Corp. (Retail)	1,504	88,149
McGraw-Hill Cos., Inc. (Media)	846	24,348
Medco Health Solutions, Inc.* (Pharmaceuticals)	470	26,376
Medtronic, Inc. (Healthcare - Products)	3,008	107,386

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
MEMC Electronic Materials, Inc.* (Semiconductors)	564	$7,005
MetroPCS Communications, Inc.* (Telecommunications)	282	1,757
Microsoft Corp. (Software)	20,492	568,243
Millipore Corp.* (Biotechnology)	94	6,299
Monsanto Co. (Agriculture)	846	56,834
Monster Worldwide, Inc.* (Internet)	94	1,365
Moody’s Corp. (Commercial Services)	188	4,452
Motorola, Inc. (Telecommunications)	6,110	52,363
Murphy Oil Corp. (Oil & Gas)	470	28,736
Mylan Laboratories, Inc.* (Pharmaceuticals)	470	7,633
Nabors Industries, Ltd.* (Oil & Gas)	752	15,664
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	188	3,395
National Semiconductor Corp. (Semiconductors)	564	7,298
National-Oilwell Varco, Inc.* (Oil & Gas Services)	658	26,971
NetApp, Inc.* (Computers)	846	22,884
Newmont Mining Corp. (Mining)	470	20,426
NIKE, Inc. - Class B (Apparel)	1,034	64,294
Noble Energy, Inc. (Oil & Gas)	282	18,508
Nordstrom, Inc. (Retail)	282	8,962
Norfolk Southern Corp. (Transportation)	470	21,911
Northern Trust Corp. (Banks)	282	14,171
Novell, Inc.* (Software)	470	1,922
Novellus Systems, Inc.* (Semiconductors)	94	1,935
Nucor Corp. (Iron/Steel)	846	33,713
NVIDIA Corp.* (Semiconductors)	940	11,242
NYSE Euronext (Diversified Financial Services)	658	17,009
O’Reilly Automotive, Inc.* (Retail)	188	7,009
Occidental Petroleum Corp. (Oil & Gas)	1,504	114,124
Omnicom Group, Inc. (Advertising)	564	19,334
Oracle Corp. (Software)	10,340	218,174
Owens-Illinois, Inc.* (Packaging & Containers)	94	2,997
PACCAR, Inc. (Auto Manufacturers)	940	35,165
Pactiv Corp.* (Packaging & Containers)	188	4,341
Pall Corp. (Miscellaneous Manufacturing)	188	5,967
Parker Hannifin Corp. (Miscellaneous Manufacturing)	282	14,935
Patterson Cos., Inc.* (Healthcare - Products)	282	7,199
Paychex, Inc. (Commercial Services)	846	24,035
Peabody Energy Corp. (Coal)	470	18,607
PepsiCo, Inc. (Beverages)	4,136	250,435
Pioneer Natural Resources Co. (Oil & Gas)	188	7,729
Pitney Bowes, Inc. (Office/Business Equipment)	376	9,212
Polo Ralph Lauren Corp. (Apparel)	94	6,995
Praxair, Inc. (Chemicals)	564	44,804
Precision Castparts Corp. (Metal Fabricate/Hardware)	188	17,931
Procter & Gamble Co. (Cosmetics/Personal Care)	5,452	316,216
Progressive Corp.* (Insurance)	1,786	28,576
Pulte Homes, Inc. (Home Builders)	282	2,541
QLogic Corp.* (Semiconductors)	188	3,298
Qualcomm, Inc. (Telecommunications)	4,418	182,949
Quanta Services, Inc.* (Commercial Services)	188	3,986
Quest Diagnostics, Inc. (Healthcare - Services)	282	15,772
Questar Corp. (Pipelines)	470	18,725
RadioShack Corp. (Retail)	188	3,175
Range Resources Corp. (Oil & Gas)	376	18,819
Red Hat, Inc.* (Software)	470	12,131
Republic Services, Inc. (Environmental Control)	470	12,178
Robert Half International, Inc. (Commercial Services)	376	8,723
Rockwell Automation, Inc. (Machinery - Diversified)	376	15,397
Rockwell Collins, Inc. (Aerospace/Defense)	470	23,679
Salesforce.com, Inc.* (Software)	282	16,004
SanDisk Corp.* (Computers)	564	11,551
Schlumberger, Ltd. (Oil & Gas Services)	3,196	198,791
Scripps Networks Interactive - Class A (Entertainment)	94	3,549
Sealed Air Corp. (Packaging & Containers)	282	5,423
Sears Holdings Corp.* (Retail)	188	12,758
Sherwin-Williams Co. (Chemicals)	282	16,085
Sigma-Aldrich Corp. (Chemicals)	188	9,763
SLM Corp.* (Diversified Financial Services)	1,222	11,853
Smith International, Inc. (Oil & Gas Services)	564	15,640
Southwest Airlines Co. (Airlines)	752	6,317
Southwestern Energy Co.* (Oil & Gas)	564	24,579
Sprint Nextel Corp.* (Telecommunications)	2,726	8,069
St. Jude Medical, Inc.* (Healthcare - Products)	940	32,035
Staples, Inc. (Retail)	1,034	22,438
Starbucks Corp.* (Retail)	1,974	37,467
State Street Corp. (Banks)	564	23,677
Stericycle, Inc.* (Environmental Control)	94	4,923
Stryker Corp. (Healthcare - Products)	658	30,268
Sunoco, Inc. (Oil & Gas)	282	8,686
Symantec Corp.* (Internet)	1,222	21,483
Sysco Corp. (Food)	1,598	42,267
T. Rowe Price Group, Inc. (Diversified Financial Services)	470	22,903
Target Corp. (Retail)	1,034	50,077
Tellabs, Inc.* (Telecommunications)	376	2,264
Teradata Corp.* (Computers)	188	5,241
Texas Instruments, Inc. (Semiconductors)	3,384	79,355
The Charles Schwab Corp. (Diversified Financial Services)	1,692	29,339

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	282	$11,985
The Gap, Inc. (Retail)	564	12,036
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,316	223,944
The Hershey Co. (Food)	470	17,761
The Pepsi Bottling Group, Inc. (Beverages)	188	7,039
Thermo Fisher Scientific, Inc.* (Electronics)	470	21,150
Time Warner Cable, Inc. (Media)	376	14,829
Titanium Metals Corp. (Mining)	188	1,617
TJX Cos., Inc. (Retail)	1,128	42,131
Torchmark Corp. (Insurance)	94	3,816
Total System Services, Inc. (Software)	564	9,007
United Parcel Service, Inc. - Class B (Transportation)	1,504	80,735
United Technologies Corp. (Aerospace/Defense)	1,410	86,644
UnitedHealth Group, Inc. (Healthcare - Services)	3,196	82,936
Varian Medical Systems, Inc.* (Healthcare - Products)	376	15,408
Ventas, Inc. (REIT)	188	7,544
VeriSign, Inc.* (Internet)	470	10,721
Viacom, Inc. - Class B* (Media)	1,598	44,089
W.W. Grainger, Inc. (Distribution/Wholesale)	94	8,811
Wal-Mart Stores, Inc. (Retail)	3,572	177,457
Walgreen Co. (Retail)	1,504	56,896
Walt Disney Co. (Media)	1,974	54,028
Waters Corp.* (Electronics)	282	16,195
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	94	3,235
WellPoint, Inc.* (Healthcare - Services)	564	26,373
Western Digital Corp.* (Computers)	564	18,996
Western Union Co. (Commercial Services)	1,880	34,160
Wynn Resorts, Ltd.* (Lodging)	188	10,193
Xilinx, Inc. (Semiconductors)	470	10,223
XTO Energy, Inc. (Oil & Gas)	1,504	62,506
Yahoo!, Inc.* (Internet)	3,196	50,816
YUM! Brands, Inc. (Retail)	1,222	40,265
Zimmer Holdings, Inc.* (Healthcare - Products)	564	29,649

TOTAL COMMON STOCKS (Cost $9,326,196)		12,859,243

	Principal Amount
Repurchase Agreements (0.5%)
Bank of America, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $17,000 (Collateralized by $16,500 U.S. Treasury Note, 3.75%, 11/15/18, market value $17,396)	$17,000	17,000
Deutsche Bank, 0.01%, 11/2/09, dated 10/30/09, with a repurchase price of $11,000 (Collateralized by $12,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $11,993)	11,000	11,000
HSBC, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $21,000 (Collateralized by $20,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $22,145)	21,000	21,000
UMB, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $9,000 (Collateralized by $10,000 Federal Farm Credit Bank, 4.00%, 3/6/13, market value $10,182)	9,000	9,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,000)		58,000

TOTAL INVESTMENT SECURITIES (Cost $9,384,196)—100.6%		12,917,243
Net other assets (liabilities) — (0.6)%		(74,783)

NET ASSETS — 100.0%		$12,842,460

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2009.

Large-Cap Growth ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$19,334	0.2%
Aerospace/Defense	262,405	2.0%
Agriculture	56,834	0.4%
Airlines	6,317	NM %
Apparel	99,182	0.8%
Auto Manufacturers	35,165	0.3%
Banks	41,199	0.3%
Beverages	510,386	4.0%
Biotechnology	274,726	2.1%
Chemicals	124,761	1.0%
Coal	38,728	0.3%
Commercial Services	113,839	0.9%
Computers	1,173,274	9.1%
Cosmetics/Personal Care	467,830	3.6%
Distribution/Wholesale	21,783	0.2%
Diversified Financial Services	516,324	4.0%
Electrical Components & Equipment	46,130	0.4%
Electronics	89,914	0.7%
Energy - Alternate Sources	11,461	0.1%
Engineering & Construction	20,477	0.2%
Entertainment	3,549	NM
Environmental Control	17,101	0.1%
Food	192,113	1.5%
Hand/Machine Tools	8,877	0.1%
Healthcare - Products	786,222	6.1%
Healthcare - Services	190,333	1.5%
Holding Companies - Diversified	6,337	NM %
Home Builders	6,965	0.1
Home Furnishings	3,535	NM
Household Products/Wares	40,243	0.3%
Insurance	106,565	0.8%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2009
(unaudited)

Internet	627,166	4.9%
Iron/Steel	39,515	0.3%
Leisure Time	9,370	0.1%
Lodging	24,327	0.2%
Machinery - Construction & Mining	87,986	0.7%
Machinery - Diversified	61,560	0.5%
Media	198,469	1.5%
Metal Fabricate/Hardware	17,931	0.1%
Mining	104,793	0.8%
Miscellaneous Manufacturing	244,305	1.9%
Office/Business Equipment	9,212	0.1%
Oil & Gas	2,227,680	17.4%
Oil & Gas Services	367,755	2.9%
Packaging & Containers	26,672	0.2%
Pharmaceuticals	330,857	2.6%
Pipelines	18,725	0.1%
REIT	7,544	0.1%
Real Estate	6,810	0.1%
Retail	899,435	7.0%
Savings & Loans	11,116	0.1%
Semiconductors	321,194	2.5%
Software	1,070,386	8.3%
Telecommunications	640,116	5.0%
Textiles	5,206	NM
Transportation	209,204	1.6%
Other**	(16,783)	(0.1)%

Total	$12,842,460	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$12,859,243	$—	$12,859,243
Repurchase Agreements	—	58,000	58,000

Total Investment Securities	$12,859,243	$58,000	$12,917,243

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (101.8%)
3Com Corp.* (Telecommunications)	10,530	$54,124
99 Cents Only Stores* (Retail)	1,040	11,825
Aaron’s, Inc. (Commercial Services)	650	16,283
Acxiom Corp.* (Software)	1,430	16,416
ADC Telecommunications, Inc.* (Telecommunications)	1,300	8,437
ADTRAN, Inc. (Telecommunications)	910	20,966
Advent Software, Inc.* (Software)	390	14,906
Aecom Technology Corp.* (Engineering & Construction)	2,340	59,062
Affymetrix, Inc.* (Biotechnology)	2,600	13,598
AGCO Corp.* (Machinery - Diversified)	2,080	58,469
AGL Resources, Inc. (Gas)	2,730	95,441
AirTran Holdings, Inc.* (Airlines)	4,290	18,147
Albemarle Corp. (Chemicals)	1,170	36,949
Alberto-Culver Co. (Cosmetics/Personal Care)	1,950	52,299
Alexander & Baldwin, Inc. (Transportation)	1,430	41,227
Alexandria Real Estate Equities, Inc. (REIT)	1,430	77,463
Alliant Energy Corp. (Electric)	4,030	107,037
AMB Property Corp. (REIT)	2,860	62,863
American Eagle Outfitters, Inc. (Retail)	2,470	43,200
American Financial Group, Inc. (Insurance)	2,730	67,158
American Greetings Corp. - Class A (Household Products/Wares)	1,430	29,086
AmeriCredit Corp.* (Diversified Financial Services)	2,080	36,712
AnnTaylor Stores Corp.* (Retail)	2,080	26,978
Apollo Investment Corp. (Investment Companies)	5,850	52,650
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,170	41,313
Aqua America, Inc. (Water)	2,860	44,187
Arch Coal, Inc. (Coal)	2,860	61,948
Arrow Electronics, Inc.* (Electronics)	4,290	108,709
Arthur J. Gallagher & Co. (Insurance)	3,640	81,208
Ashland, Inc. (Chemicals)	2,600	89,804
Associated Banc-Corp (Banks)	4,550	58,285
Astoria Financial Corp. (Savings & Loans)	2,990	29,840
Atmel Corp.* (Semiconductors)	11,180	41,590
Atmos Energy Corp. (Gas)	3,250	90,512
Avnet, Inc.* (Electronics)	5,460	135,299
Avocent Corp.* (Internet)	780	19,399
BancorpSouth, Inc. (Banks)	2,600	58,708
Bank of Hawaii Corp. (Banks)	780	34,632
Barnes & Noble, Inc. (Retail)	1,300	21,593
BE Aerospace, Inc.* (Aerospace/Defense)	3,640	64,537
Beckman Coulter, Inc. (Healthcare - Products)	1,300	83,629
Bill Barrett Corp.* (Oil & Gas)	1,040	32,219
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	390	34,862
BJ’s Wholesale Club, Inc.* (Retail)	1,040	36,431
Black Hills Corp. (Electric)	1,430	34,849
Blyth, Inc. (Household Products/Wares)	260	9,212
Bob Evans Farms, Inc. (Retail)	1,040	27,321
BorgWarner, Inc. (Auto Parts & Equipment)	2,210	67,007
Boyd Gaming Corp.* (Lodging)	1,950	14,352
BRE Properties, Inc. - Class A (REIT)	1,820	49,559
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,430	44,301
Brinker International, Inc. (Retail)	3,640	46,010
Broadridge Financial Solutions, Inc. (Software)	1,820	37,874
Cabot Corp. (Chemicals)	2,340	51,316
Cadence Design Systems, Inc.* (Computers)	9,490	57,984
Callaway Golf Co. (Leisure Time)	2,340	16,006
Camden Property Trust (REIT)	2,340	84,825
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,300	40,352
Carmax, Inc.* (Retail)	7,930	155,983
Carpenter Technology Corp. (Iron/Steel)	650	13,670
Cathay Bancorp, Inc. (Banks)	780	6,887
Charles River Laboratories International, Inc.* (Biotechnology)	1,430	52,224
Cheesecake Factory, Inc.* (Retail)	910	16,544
Cimarex Energy Co. (Oil & Gas)	1,170	45,817
Cincinnati Bell, Inc.* (Telecommunications)	7,670	23,624
City National Corp. (Banks)	1,560	58,765
Cleco Corp. (Electric)	2,210	54,697
Coldwater Creek, Inc.* (Retail)	910	5,233
Collective Brands, Inc.* (Retail)	2,340	43,407
Commerce Bancshares, Inc. (Banks)	1,300	49,868
Commercial Metals Co. (Metal Fabricate/Hardware)	1,690	25,080
Community Health Systems, Inc.* (Healthcare - Services)	1,820	56,930
Corinthian Colleges, Inc.* (Commercial Services)	1,300	20,618
Corn Products International, Inc. (Food)	2,730	76,931
Corporate Office Properties Trust (REIT)	1,690	56,091
Corrections Corp. of America* (Commercial Services)	2,470	59,132
Cousins Properties, Inc. (REIT)	3,250	23,790
Covance, Inc.* (Healthcare - Services)	910	47,029
Crane Co. (Miscellaneous Manufacturing)	1,690	47,067
Cullen/Frost Bankers, Inc. (Banks)	1,170	54,744
Cytec Industries, Inc. (Chemicals)	1,690	56,057
Deluxe Corp. (Commercial Services)	1,820	25,899
Diebold, Inc. (Computers)	2,340	70,762
DPL, Inc. (Electric)	4,160	105,414
Duke-Weeks Realty Corp. (REIT)	8,060	90,594
Dycom Industries, Inc.* (Engineering & Construction)	780	7,706
Edwards Lifesciences Corp.* (Healthcare - Products)	780	60,013
Energen Corp. (Gas)	910	39,931
Equinix, Inc.* (Internet)	1,040	88,733
Equity One, Inc. (REIT)	1,300	19,396
Essex Property Trust, Inc. (REIT)	1,040	78,187

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Everest Re Group, Ltd. (Insurance)	2,210	$193,353
Exterran Holdings, Inc.* (Oil & Gas Services)	2,210	45,150
Fair Isaac Corp. (Software)	650	13,215
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,420	33,062
Federal Realty Investment Trust (REIT)	2,080	122,782
Federal Signal Corp. (Miscellaneous Manufacturing)	1,690	10,377
Fidelity National Title Group, Inc. - Class A (Insurance)	8,190	111,138
First American Financial Corp. (Insurance)	3,380	102,718
First Niagara Financial Group, Inc. (Savings & Loans)	6,630	85,129
FirstMerit Corp. (Banks)	2,990	56,660
Flowers Foods, Inc. (Food)	1,560	36,442
Foot Locker, Inc. (Retail)	5,590	58,583
Forest Oil Corp.* (Oil & Gas)	4,030	78,988
Fulton Financial Corp. (Banks)	6,240	51,542
GATX Corp. (Trucking & Leasing)	1,690	45,934
Gentex Corp. (Electronics)	4,940	79,089
Granite Construction, Inc. (Engineering & Construction)	520	14,851
Great Plains Energy, Inc. (Electric)	4,810	83,213
Greif, Inc. - Class A (Packaging & Containers)	1,170	62,618
Hanesbrands, Inc.* (Apparel)	1,950	42,159
Harsco Corp. (Miscellaneous Manufacturing)	1,690	53,218
Harte-Hanks, Inc. (Advertising)	1,430	16,788
Hawaiian Electric Industries, Inc. (Electric)	3,250	58,012
Health Management Associates, Inc. - Class A* (Healthcare - Services)	3,510	21,411
Health Net, Inc.* (Healthcare - Services)	3,770	56,211
Henry Schein, Inc.* (Healthcare - Products)	1,300	68,679
Hewitt Associates, Inc.* (Commercial Services)	1,950	69,264
Highwoods Properties, Inc. (REIT)	2,600	71,552
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,210	43,294
HNI Corp. (Office Furnishings)	1,560	41,059
Horace Mann Educators Corp. (Insurance)	1,430	17,775
Hospitality Properties Trust (REIT)	4,290	82,840
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,080	88,462
IDACORP, Inc. (Electric)	1,690	47,472
IDEX Corp. (Machinery - Diversified)	1,560	44,351
Imation Corp. (Computers)	1,040	9,173
Informatica Corp.* (Software)	1,950	41,399
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	5,850	103,252
Integrated Device Technology, Inc.* (Semiconductors)	5,980	35,162
International Bancshares Corp. (Banks)	780	11,583
International Rectifier Corp.* (Semiconductors)	1,560	28,517
International Speedway Corp. (Entertainment)	520	13,265
Intersil Corp. - Class A (Semiconductors)	4,420	55,471
Itron, Inc.* (Electronics)	780	46,831
Jack Henry & Associates, Inc. (Computers)	1,170	26,992
Jefferies Group, Inc.* (Diversified Financial Services)	1,950	50,895
JetBlue Airways Corp.* (Airlines)	7,540	37,398
Kansas City Southern Industries, Inc.* (Transportation)	1,430	34,649
KBR, Inc. (Engineering & Construction)	5,720	117,088
Kelly Services, Inc. - Class A (Commercial Services)	1,040	11,523
Kennametal, Inc. (Hand/Machine Tools)	2,860	67,382
Kindred Healthcare, Inc.* (Healthcare - Services)	1,430	21,021
Kirby Corp.* (Transportation)	780	26,364
Lancaster Colony Corp. (Miscellaneous Manufacturing)	650	31,577
Lender Processing Services, Inc. (Diversified Financial Services)	1,040	41,392
Lennox International, Inc. (Building Materials)	1,690	56,902
Liberty Property Trust (REIT)	4,030	118,361
Life Time Fitness, Inc.* (Leisure Time)	780	16,809
LifePoint Hospitals, Inc.* (Healthcare - Services)	780	22,097
LKQ Corp.* (Distribution/Wholesale)	1,950	33,677
Louisiana-Pacific Corp.* (Forest Products & Paper)	3,640	19,110
Lubrizol Corp. (Chemicals)	2,470	164,403
M.D.C. Holdings, Inc. (Home Builders)	650	21,203
Mack-Cali Realty Corp. (REIT)	2,860	88,517
Manpower, Inc. (Commercial Services)	2,860	135,593
ManTech International Corp. - Class A* (Software)	390	17,105
Mariner Energy, Inc.* (Oil & Gas)	1,560	19,874
Martin Marietta Materials (Building Materials)	780	64,990
Masimo Corp.* (Healthcare - Products)	1,560	41,449
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	390	14,325
MDU Resources Group, Inc. (Electric)	3,640	75,530
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,300	27,521
Mentor Graphics Corp.* (Computers)	2,340	17,082
Mercury General Corp. (Insurance)	650	23,699
Mine Safety Appliances Co. (Environmental Control)	520	13,255
Minerals Technologies, Inc. (Chemicals)	390	19,211
Mohawk Industries, Inc.* (Textiles)	1,950	83,518

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
MPS Group, Inc.* (Commercial Services)	2,080	$28,122
National Fuel Gas Co. (Pipelines)	2,860	129,672
National Instruments Corp. (Computers)	1,040	27,768
Nationwide Health Properties, Inc. (REIT)	3,640	117,390
NBTY, Inc.* (Pharmaceuticals)	780	28,400
NCR Corp.* (Computers)	2,860	29,029
New York Community Bancorp (Savings & Loans)	12,350	133,380
NewAlliance Bancshares, Inc. (Savings & Loans)	2,860	31,689
Newfield Exploration Co.* (Oil & Gas)	1,690	69,324
Nordson Corp. (Machinery - Diversified)	520	27,440
NSTAR (Electric)	3,770	116,681
NV Energy, Inc. (Electric)	8,450	96,837
OGE Energy Corp. (Electric)	3,510	116,602
Old Republic International Corp. (Insurance)	8,580	91,634
Olin Corp. (Chemicals)	1,040	15,881
OMEGA Healthcare Investors, Inc. (REIT)	2,990	45,328
Omnicare, Inc. (Pharmaceuticals)	1,820	39,439
ONEOK, Inc. (Gas)	3,770	136,512
Oshkosh Truck Corp. (Auto Manufacturers)	3,250	101,595
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	780	25,132
Overseas Shipholding Group, Inc. (Transportation)	390	15,308
Owens & Minor, Inc. (Distribution/Wholesale)	1,560	63,788
Packaging Corp. of America (Packaging & Containers)	3,640	66,539
PacWest Bancorp (Banks)	910	15,452
Palm, Inc.* (Computers)	3,640	42,260
Patriot Coal Corp.* (Coal)	1,170	13,221
Pentair, Inc. (Miscellaneous Manufacturing)	3,510	102,141
PepsiAmericas, Inc. (Beverages)	1,950	57,018
Perrigo Co. (Pharmaceuticals)	1,820	67,686
PetSmart, Inc. (Retail)	1,690	39,766
Phillips-Van Heusen Corp. (Apparel)	1,820	73,073
Plains Exploration & Production Co.* (Oil & Gas)	1,820	48,230
PNM Resources, Inc. (Electric)	3,120	33,446
Polycom, Inc.* (Telecommunications)	1,300	27,911
Potlatch Corp. (Forest Products & Paper)	650	18,142
Pride International, Inc.* (Oil & Gas)	3,120	92,227
Protective Life Corp. (Insurance)	3,120	60,060
Psychiatric Solutions, Inc.* (Healthcare - Services)	780	16,099
Ralcorp Holdings, Inc.* (Food)	910	48,867
Raymond James Financial Corp. (Diversified Financial Services)	1,820	42,970
Rayonier, Inc. (Forest Products & Paper)	2,860	110,339
Realty Income Corp. (REIT)	3,770	87,389
Regency Centers Corp. (REIT)	2,860	95,953
Regis Corp. (Retail)	2,080	33,779
Reinsurance Group of America, Inc. (Insurance)	1,300	59,930
Rent-A-Center, Inc.* (Commercial Services)	2,340	42,962
RF Micro Devices, Inc.* (Telecommunications)	9,490	37,770
Rovi Corp.* (Semiconductors)	1,430	39,397
RPM, Inc. (Chemicals)	4,550	80,171
Ruddick Corp. (Food)	1,430	38,210
SAIC, Inc.* (Commercial Services)	4,420	78,278
Saks, Inc.* (Retail)	5,200	29,172
Scholastic Corp. (Media)	910	22,632
Scientific Games Corp. - Class A* (Entertainment)	1,170	16,462
Semtech Corp.* (Semiconductors)	1,170	18,100
Sensient Technologies Corp. (Chemicals)	1,690	42,740
Service Corp. International (Commercial Services)	8,970	61,624
Shaw Group, Inc.* (Engineering & Construction)	2,990	76,723
SL Green Realty Corp. (REIT)	2,730	105,815
Smithfield Foods, Inc.* (Food)	4,940	65,900
Solera Holdings, Inc. (Software)	1,300	41,886
Sonoco Products Co. (Packaging & Containers)	3,640	97,370
Southern Union Co. (Gas)	4,420	86,499
SPX Corp. (Miscellaneous Manufacturing)	1,820	96,060
SRA International, Inc. - Class A* (Computers)	650	12,194
StanCorp Financial Group, Inc. (Insurance)	910	33,406
STERIS Corp. (Healthcare - Products)	1,170	34,234
Sybase, Inc.* (Software)	1,560	61,714
Syniverse Holdings, Inc.* (Telecommunications)	1,820	31,177
Synovus Financial Corp. (Banks)	7,800	17,316
TCF Financial Corp. (Banks)	2,210	26,144
Tech Data Corp.* (Distribution/Wholesale)	1,820	69,943
Teleflex, Inc. (Miscellaneous Manufacturing)	1,430	71,142
Telephone & Data Systems, Inc. (Telecommunications)	3,380	100,116
Temple-Inland, Inc. (Forest Products & Paper)	3,770	58,246
Terra Industries, Inc. (Chemicals)	1,690	53,691
The Brink’s Co. (Miscellaneous Manufacturing)	1,430	33,934
The Macerich Co. (REIT)	3,250	96,850
The Ryland Group, Inc. (Home Builders)	520	9,646
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	910	36,964
Thoratec Corp.* (Healthcare - Products)	520	13,655
Tidewater, Inc. (Oil & Gas Services)	1,040	43,337
Timken Co. (Metal Fabricate/Hardware)	2,860	63,006
Tootsie Roll Industries, Inc. (Food)	520	12,901
Trustmark Corp. (Banks)	1,430	27,099

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Tupperware Corp. (Household Products/Wares)	1,040	$46,821
UDR, Inc. (REIT)	5,460	78,515
UGI Corp. (Gas)	2,080	49,670
United Rentals, Inc.* (Commercial Services)	910	8,636
Unitrin, Inc. (Insurance)	1,820	35,672
Universal Corp. (Agriculture)	910	37,847
Universal Health Services, Inc. - Class B (Healthcare - Services)	910	50,642
URS Corp.* (Engineering & Construction)	2,990	116,191
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,690	49,686
Valley National Bancorp (Banks)	2,990	39,707
Valmont Industries, Inc. (Metal Fabricate/Hardware)	260	18,790
Valspar Corp. (Chemicals)	3,640	92,347
Varian, Inc.* (Electronics)	520	26,624
Vectren Corp. (Gas)	2,860	64,464
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,290	143,972
Vishay Intertechnology, Inc.* (Electronics)	6,760	42,115
Wabtec Corp. (Machinery - Diversified)	780	28,673
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,170	32,830
Washington Federal, Inc. (Savings & Loans)	3,900	66,885
Waste Connections, Inc.* (Environmental Control)	1,170	36,773
Webster Financial Corp. (Banks)	2,210	24,995
Weingarten Realty Investors (REIT)	3,770	69,745
WellCare Health Plans, Inc.* (Healthcare - Services)	1,560	40,763
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	7,930	31,324
Werner Enterprises, Inc. (Transportation)	780	14,625
Westamerica Bancorp (Banks)	390	18,642
Westar Energy, Inc. (Electric)	3,900	74,685
WGL Holdings, Inc. (Gas)	910	30,085
Williams Sonoma, Inc. (Retail)	3,770	70,801
Wilmington Trust Corp. (Banks)	2,470	29,764
Woodward Governor Co. (Electronics)	910	21,394
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,210	24,421
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,040	26,000

TOTAL COMMON STOCKS (Cost $12,198,685)		14,688,387

Repurchase Agreements (0.6%)	Principal Amount
Bank of America, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $24,000 (Collateralized by $23,300 U.S. Treasury Note, 3.75%, 11/15/18, market value $24,565)	$24,000	24,000
Deutsche Bank, 0.01%, 11/2/09, dated 10/30/09, with a repurchase price of $15,000 (Collateralized by $16,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $15,991)	15,000	15,000
HSBC, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $30,000 (Collateralized by $29,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $32,111)	30,000	30,000
UMB, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $11,000 (Collateralized by $12,000 Federal Farm Credit Bank, 4.00%, 3/6/13, market value $12,218)	11,000	11,000

TOTAL REPURCHASE AGREEMENTS (Cost $80,000)		80,000

TOTAL INVESTMENT SECURITIES (Cost $12,278,685)—102.4%		14,768,387
Net other assets (liabilities) — (2.4)%		(345,063)

NET ASSETS — 100.0%		$14,423,324

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2009.

Mid-Cap Value ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$16,788	0.1%
Aerospace/Defense	64,537	0.4%
Agriculture	37,847	0.3%
Airlines	55,545	0.4%
Apparel	115,232	0.8%
Auto Manufacturers	101,595	0.7%
Auto Parts & Equipment	67,007	0.5%
Banks	640,793	4.4%
Beverages	57,018	0.4%
Biotechnology	244,656	1.7%
Building Materials	121,892	0.8%
Chemicals	702,570	4.9%
Coal	75,169	0.5%
Commercial Services	602,235	4.2%
Computers	293,244	2.0%
Cosmetics/Personal Care	52,299	0.4%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2009
(unaudited)

Distribution/Wholesale	270,660	1.9%
Diversified Financial Services	204,799	1.4%
Electric	1,004,475	7.0%
Electrical Components & Equipment	88,462	0.6%
Electronics	460,061	3.2%
Engineering & Construction	391,621	2.7%
Entertainment	29,727	0.2%
Environmental Control	50,028	0.3%
Food	279,251	1.9%
Forest Products & Paper	205,837	1.4%
Gas	593,114	4.1%
Hand/Machine Tools	67,382	0.5%
Healthcare - Products	344,953	2.4%
Healthcare - Services	332,203	2.3%
Home Builders	30,849	0.2%
Household Products/Wares	122,083	0.8%
Insurance	877,751	6.1%
Internet	108,132	0.7%
Investment Companies	52,650	0.4%
Iron/Steel	13,670	0.1%
Leisure Time	32,815	0.2%
Lodging	14,352	0.1%
Machinery - Diversified	184,933	1.3%
Media	22,632	0.2%
Metal Fabricate/Hardware	131,297	0.9%
Miscellaneous Manufacturing	541,506	3.8%
Office Furnishings	41,059	0.3%
Oil & Gas	386,679	2.7%
Oil & Gas Services	88,487	0.6%
Packaging & Containers	226,527	1.6%
Pharmaceuticals	237,864	1.7%
Pipelines	129,672	0.9%
REIT	1,723,805	12.0%
Retail	666,626	4.6%
Retail - Restaurants	31,324	0.2%
Savings & Loans	346,923	2.4%
Semiconductors	251,299	1.7%
Software	244,515	1.7%
Telecommunications	304,125	2.1%
Textiles	83,518	0.6%
Transportation	132,173	0.9%
Trucking & Leasing	45,934	0.3%
Water	44,187	0.3%
Other**	(265,063)	(1.8)%

Total	$14,423,324	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$14,688,387	$—	$14,688,387
Repurchase Agreements	—	80,000	80,000

Total Investment Securities	$14,688,387	$80,000	$14,768,387

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (100.1%)
3Com Corp.* (Telecommunications)	2,397	$12,321
99 Cents Only Stores* (Retail)	564	6,413
Aaron’s, Inc. (Commercial Services)	987	24,724
ACI Worldwide, Inc.* (Software)	846	13,612
Acxiom Corp.* (Software)	705	8,093
ADC Telecommunications, Inc.* (Telecommunications)	1,551	10,066
ADTRAN, Inc. (Telecommunications)	846	19,492
Advance Auto Parts, Inc. (Retail)	2,397	89,312
Advent Software, Inc.* (Software)	141	5,389
Aecom Technology Corp.* (Engineering & Construction)	987	24,912
Aeropostale, Inc.* (Retail)	1,692	63,501
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,128	71,617
AGCO Corp.* (Machinery - Diversified)	846	23,781
Alaska Air Group, Inc.* (Airlines)	987	25,386
Albemarle Corp. (Chemicals)	1,551	48,981
Alberto-Culver Co. (Cosmetics/Personal Care)	846	22,690
Alliance Data Systems Corp.* (Commercial Services)	1,410	77,522
Alliant Techsystems, Inc.* (Aerospace/Defense)	846	65,802
AMB Property Corp. (REIT)	1,692	37,190
American Eagle Outfitters, Inc. (Retail)	3,525	61,652
AmeriCredit Corp.* (Diversified Financial Services)	987	17,421
Ametek, Inc. (Electrical Components & Equipment)	2,820	98,390
ANSYS, Inc.* (Software)	2,256	91,548
AptarGroup, Inc. (Miscellaneous Manufacturing)	846	29,872
Aqua America, Inc. (Water)	1,410	21,784
Arch Coal, Inc. (Coal)	2,115	45,811
Atmel Corp.* (Semiconductors)	3,666	13,638
Avocent Corp.* (Internet)	564	14,027
Bank of Hawaii Corp. (Banks)	705	31,302
Beckman Coulter, Inc. (Healthcare - Products)	705	45,353
Bill Barrett Corp.* (Oil & Gas)	282	8,736
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	282	25,208
BJ’s Wholesale Club, Inc.* (Retail)	705	24,696
BorgWarner, Inc. (Auto Parts & Equipment)	1,410	42,751
Broadridge Financial Solutions, Inc. (Software)	2,256	46,947
Brown & Brown, Inc. (Insurance)	2,961	54,394
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,974	87,685
Career Education Corp.* (Commercial Services)	1,833	38,200
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	564	17,507
Carpenter Technology Corp. (Iron/Steel)	705	14,826
Cathay Bancorp, Inc. (Banks)	705	6,225
Cerner Corp.* (Software)	1,692	128,660
Charles River Laboratories International, Inc.* (Biotechnology)	705	25,747
Cheesecake Factory, Inc.* (Retail)	846	15,380
Chico’s FAS, Inc.* (Retail)	4,512	53,918
Chipotle Mexican Grill, Inc. - Class A* (Retail)	846	68,941
Church & Dwight, Inc. (Household Products/Wares)	1,833	104,261
Cimarex Energy Co. (Oil & Gas)	1,269	49,694
Clean Harbors, Inc.* (Environmental Control)	564	31,838
Cliffs Natural Resources, Inc. (Iron/Steel)	3,384	120,369
Coldwater Creek, Inc.* (Retail)	564	3,243
Commerce Bancshares, Inc. (Banks)	846	32,453
Commercial Metals Co. (Metal Fabricate/Hardware)	1,692	25,109
Commscope, Inc.* (Telecommunications)	2,397	64,767
Community Health Systems, Inc.* (Healthcare - Services)	1,128	35,284
Comstock Resources, Inc.* (Oil & Gas)	1,128	46,350
Con-way, Inc. (Transportation)	1,128	37,213
Copart, Inc.* (Retail)	1,692	54,432
Corinthian Colleges, Inc.* (Commercial Services)	1,269	20,126
Corporate Office Properties Trust (REIT)	282	9,360
Corrections Corp. of America* (Commercial Services)	1,128	27,004
Covance, Inc.* (Healthcare - Services)	987	51,008
Cree Research, Inc.* (Semiconductors)	2,679	112,786
Cullen/Frost Bankers, Inc. (Banks)	705	32,987
Dick’s Sporting Goods, Inc.* (Retail)	2,256	51,189
Digital River, Inc.* (Internet)	987	22,533
Dollar Tree, Inc.* (Retail)	2,256	101,813
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,974	70,413
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,974	63,168
DST Systems, Inc.* (Computers)	987	41,168
Dycom Industries, Inc.* (Engineering & Construction)	423	4,179
Eaton Vance Corp. (Diversified Financial Services)	2,961	84,063
Edwards Lifesciences Corp.* (Healthcare - Products)	846	65,091
Encore Acquisition Co.* (Oil & Gas)	1,410	52,269
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,961	66,326
Energen Corp. (Gas)	1,269	55,684
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,833	111,575
Equinix, Inc.* (Internet)	282	24,060
F5 Networks, Inc.* (Internet)	1,974	88,613
FactSet Research Systems, Inc. (Computers)	1,128	72,248
Fair Isaac Corp. (Software)	705	14,333
Flowers Foods, Inc. (Food)	987	23,056
Fossil, Inc.* (Household Products/Wares)	1,128	30,151

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Frontier Oil Corp. (Oil & Gas)	2,679	$37,131
FTI Consulting, Inc.* (Commercial Services)	1,269	51,788
Gartner Group, Inc.* (Commercial Services)	1,551	28,880
Gen-Probe, Inc.* (Healthcare - Products)	1,410	58,825
Global Payments, Inc. (Software)	2,115	104,121
Graco, Inc. (Machinery - Diversified)	1,551	42,715
Granite Construction, Inc. (Engineering & Construction)	423	12,081
GUESS?, Inc. (Apparel)	1,551	56,689
Hanesbrands, Inc.* (Apparel)	987	21,339
Hanover Insurance Group, Inc. (Insurance)	1,269	53,374
Hansen Natural Corp.* (Beverages)	1,833	66,263
Harsco Corp. (Miscellaneous Manufacturing)	846	26,641
HCC Insurance Holdings, Inc. (Insurance)	2,820	74,420
Health Management Associates, Inc. - Class A* (Healthcare - Services)	3,807	23,223
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,538	34,847
Helmerich & Payne, Inc. (Oil & Gas)	2,679	101,856
Henry Schein, Inc.* (Healthcare - Products)	1,410	74,490
Herman Miller, Inc. (Office Furnishings)	1,410	21,784
Hewitt Associates, Inc.* (Commercial Services)	705	25,042
Hologic, Inc.* (Healthcare - Products)	6,627	97,947
IDEX Corp. (Machinery - Diversified)	987	28,060
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,551	79,287
Immucor, Inc.* (Healthcare - Products)	1,833	32,774
Informatica Corp.* (Software)	846	17,961
International Bancshares Corp. (Banks)	705	10,469
International Rectifier Corp.* (Semiconductors)	705	12,887
International Speedway Corp. (Entertainment)	423	10,791
Itron, Inc.* (Electronics)	564	33,863
ITT Educational Services, Inc.* (Commercial Services)	846	76,436
J. Crew Group, Inc.* (Retail)	1,269	51,750
J.B. Hunt Transport Services, Inc. (Transportation)	2,115	63,577
Jack Henry & Associates, Inc. (Computers)	1,269	29,276
Jefferies Group, Inc.* (Diversified Financial Services)	1,833	47,841
John Wiley & Sons, Inc. (Media)	1,128	39,728
Jones Lang LaSalle, Inc. (Real Estate)	1,128	52,847
Joy Global, Inc. (Machinery - Construction & Mining)	2,679	135,048
Kansas City Southern Industries, Inc.* (Transportation)	1,410	34,164
Kinetic Concepts, Inc.* (Healthcare - Products)	1,410	46,798
Kirby Corp.* (Transportation)	846	28,595
Korn/Ferry International* (Commercial Services)	1,128	18,003
Lam Research Corp.* (Semiconductors)	3,243	109,354
Lamar Advertising Co.* (Advertising)	1,410	34,263
Landstar System, Inc. (Transportation)	1,269	44,720
Lender Processing Services, Inc. (Diversified Financial Services)	1,692	67,342
Life Time Fitness, Inc.* (Leisure Time)	423	9,116
LifePoint Hospitals, Inc.* (Healthcare - Services)	846	23,967
Lincare Holdings, Inc.* (Healthcare - Services)	1,833	57,575
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,128	53,512
LKQ Corp.* (Distribution/Wholesale)	2,256	38,961
M.D.C. Holdings, Inc. (Home Builders)	423	13,798
ManTech International Corp. - Class A* (Software)	282	12,369
Mariner Energy, Inc.* (Oil & Gas)	1,410	17,963
Martin Marietta Materials (Building Materials)	564	46,992
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,269	63,412
Masimo Corp.* (Healthcare - Products)	141	3,746
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	564	20,716
MDU Resources Group, Inc. (Electric)	2,115	43,886
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	564	11,940
Mentor Graphics Corp.* (Computers)	705	5,146
Mercury General Corp. (Insurance)	423	15,423
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	846	82,485
Micros Systems, Inc.* (Computers)	2,115	56,936
Mine Safety Appliances Co. (Environmental Control)	423	10,782
Minerals Technologies, Inc. (Chemicals)	141	6,946
MPS Group, Inc.* (Commercial Services)	846	11,438
MSC Industrial Direct Co. - Class A (Retail)	1,128	48,560
National Instruments Corp. (Computers)	705	18,823
Navigant Consulting Co.* (Commercial Services)	1,269	18,071
NBTY, Inc.* (Pharmaceuticals)	846	30,803
NCR Corp.* (Computers)	1,974	20,036
Netflix, Inc.* (Internet)	987	52,755
NeuStar, Inc.* (Telecommunications)	1,833	42,342
NewAlliance Bancshares, Inc. (Savings & Loans)	705	7,811
Newfield Exploration Co.* (Oil & Gas)	2,256	92,541
Nordson Corp. (Machinery - Diversified)	423	22,322
NVR, Inc.* (Home Builders)	141	93,380

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Oceaneering International, Inc.* (Oil & Gas Services)	1,410	$72,051
Olin Corp. (Chemicals)	1,269	19,378
Omnicare, Inc. (Pharmaceuticals)	1,410	30,555
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	987	31,801
Overseas Shipholding Group, Inc. (Transportation)	423	16,603
Palm, Inc.* (Computers)	1,410	16,370
Panera Bread Co. - Class A* (Retail)	846	50,743
Parametric Technology Corp.* (Software)	2,961	44,149
Patriot Coal Corp.* (Coal)	1,128	12,746
Patterson-UTI Energy, Inc. (Oil & Gas)	3,948	61,510
Perrigo Co. (Pharmaceuticals)	705	26,219
PetSmart, Inc. (Retail)	2,115	49,766
Pharmaceutical Product Development, Inc. (Commercial Services)	3,102	66,848
Plains Exploration & Production Co.* (Oil & Gas)	2,256	59,784
Plantronics, Inc. (Telecommunications)	1,269	30,596
Polycom, Inc.* (Telecommunications)	1,269	27,245
Potlatch Corp. (Forest Products & Paper)	564	15,741
Priceline.com, Inc.* (Internet)	1,128	177,987
Pride International, Inc.* (Oil & Gas)	2,256	66,687
Psychiatric Solutions, Inc.* (Healthcare - Services)	846	17,461
Quest Software, Inc.* (Software)	1,551	26,010
Quicksilver Resources, Inc.* (Oil & Gas)	2,961	36,124
Ralcorp Holdings, Inc.* (Food)	705	37,858
Raymond James Financial Corp. (Diversified Financial Services)	1,128	26,632
Reinsurance Group of America, Inc. (Insurance)	846	39,001
Reliance Steel & Aluminum Co. (Iron/Steel)	1,692	61,724
ResMed, Inc.* (Healthcare - Products)	1,974	97,141
Rollins, Inc. (Commercial Services)	987	17,845
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,397	121,168
Ross Stores, Inc. (Retail)	3,243	142,724
Rovi Corp.* (Semiconductors)	1,551	42,730
SAIC, Inc.* (Commercial Services)	2,115	37,457
Scientific Games Corp. - Class A* (Entertainment)	846	11,903
SEI Investments Co. (Software)	3,384	59,118
Semtech Corp.* (Semiconductors)	705	10,906
Silicon Laboratories, Inc.* (Semiconductors)	1,128	47,263
Solera Holdings, Inc. (Software)	846	27,258
Sotheby’s (Commercial Services)	1,692	26,835
SRA International, Inc. - Class A* (Computers)	705	13,226
StanCorp Financial Group, Inc. (Insurance)	564	20,704
Steel Dynamics, Inc. (Iron/Steel)	5,499	73,632
STERIS Corp. (Healthcare - Products)	705	20,628
Strayer Education, Inc. (Commercial Services)	423	85,856
Superior Energy Services, Inc.* (Oil & Gas Services)	1,974	42,658
SVB Financial Group* (Banks)	846	34,897
Sybase, Inc.* (Software)	987	39,046
Syniverse Holdings, Inc.* (Telecommunications)	423	7,246
Synopsys, Inc.* (Computers)	3,666	80,652
Synovus Financial Corp. (Banks)	6,627	14,712
TCF Financial Corp. (Banks)	1,269	15,012
Techne Corp. (Healthcare - Products)	987	61,697
Terex Corp.* (Machinery - Construction & Mining)	2,820	57,020
Terra Industries, Inc. (Chemicals)	1,410	44,796
The Corporate Executive Board Co. (Commercial Services)	846	20,312
The Ryland Group, Inc. (Home Builders)	705	13,078
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	564	22,910
The Timberland Co. - Class A* (Apparel)	1,128	18,251
The Warnaco Group, Inc.* (Apparel)	1,128	45,718
Thomas & Betts Corp.* (Electronics)	1,410	48,236
Thor Industries, Inc. (Home Builders)	846	22,182
Thoratec Corp.* (Healthcare - Products)	1,128	29,621
Tidewater, Inc. (Oil & Gas Services)	564	23,502
Toll Brothers, Inc.* (Home Builders)	3,384	58,611
Tootsie Roll Industries, Inc. (Food)	282	6,996
Trimble Navigation, Ltd.* (Electronics)	3,102	65,049
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,974	33,321
Trustmark Corp. (Banks)	282	5,344
Tupperware Corp. (Household Products/Wares)	846	38,087
UGI Corp. (Gas)	1,269	30,304
Under Armour, Inc. - Class A* (Retail)	987	26,501
Unit Corp.* (Oil & Gas)	987	38,572
United Rentals, Inc.* (Commercial Services)	846	8,029
United Therapeutics Corp.* (Pharmaceuticals)	1,128	47,985
Universal Health Services, Inc. - Class B (Healthcare - Services)	705	39,233
Urban Outfitters, Inc.* (Retail)	3,384	106,190
Valeant Pharmaceuticals International* (Pharmaceuticals)	564	16,582
Valley National Bancorp (Banks)	1,551	20,597
Valmont Industries, Inc. (Metal Fabricate/Hardware)	282	20,380
ValueClick, Inc.* (Internet)	2,256	22,199
Varian, Inc.* (Electronics)	282	14,438
VCA Antech, Inc.* (Pharmaceuticals)	2,115	50,379
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,410	47,320
W.R. Berkley Corp. (Insurance)	3,525	87,138
Wabtec Corp. (Machinery - Diversified)	705	25,916

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,410	$39,565
Waste Connections, Inc.* (Environmental Control)	1,128	35,453
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,128	49,158
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	3,666	14,481
Werner Enterprises, Inc. (Transportation)	564	10,575
Westamerica Bancorp (Banks)	423	20,219
WGL Holdings, Inc. (Gas)	564	18,646
WMS Industries, Inc.* (Leisure Time)	1,269	50,735
Woodward Governor Co. (Electronics)	846	19,889
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	846	21,150

TOTAL COMMON STOCKS (Cost $7,752,690)		10,564,053

	Principal Amount
Repurchase Agreements (0.3%)
Bank of America, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $11,000 (Collateralized by $10,700 U.S. Treasury Note, 3.75%, 11/15/18, market value $11,280)	$11,000	11,000
Deutsche Bank, 0.01%, 11/2/09, dated 10/30/09, with a repurchase price of $7,000 (Collateralized by $8,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $7,995)	7,000	7,000
HSBC, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $14,000 (Collateralized by $14,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $15,502)	14,000	14,000
UMB, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $6,000 (Collateralized by $7,000 U.S. Treasury Note, 1.00%, 7/31/11, market value $7,047)	6,000	6,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,000)		38,000

TOTAL INVESTMENT SECURITIES (Cost $7,790,690)—100.4%		10,602,053
Net other assets (liabilities) — (0.4)%		(44,771)

NET ASSETS — 100.0%		$10,557,282

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2009.

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$34,263	0.3%
Aerospace/Defense	65,802	0.6%
Airlines	25,386	0.2%
Apparel	141,997	1.3%
Auto Parts & Equipment	42,751	0.4%
Banks	224,217	2.1%
Beverages	66,263	0.6%
Biotechnology	98,275	0.9%
Building Materials	46,992	0.4%
Chemicals	120,101	1.1%
Coal	58,557	0.6%
Commercial Services	729,574	6.9%
Computers	353,881	3.4%
Cosmetics/Personal Care	22,690	0.2%
Distribution/Wholesale	38,961	0.4%
Diversified Financial Services	354,481	3.4%
Electric	43,886	0.4%
Electrical Components & Equipment	292,450	2.8%
Electronics	181,475	1.7%
Engineering & Construction	41,172	0.4%
Entertainment	85,862	0.8%
Environmental Control	78,073	0.7%
Food	67,910	0.7%
Forest Products & Paper	15,741	0.1%
Gas	104,634	1.0%
Hand/Machine Tools	53,512	0.5%
Healthcare - Products	713,398	6.8%
Healthcare - Services	247,751	2.3%
Home Builders	201,049	1.9%
Household Products/Wares	195,409	1.9%
Insurance	344,454	3.3%
Internet	402,174	3.8%
Iron/Steel	270,551	2.6%
Leisure Time	59,851	0.6%
Machinery - Construction & Mining	279,753	2.6%
Machinery - Diversified	163,944	1.6%
Media	39,728	0.4%
Metal Fabricate/Hardware	45,489	0.4%
Miscellaneous Manufacturing	319,638	3.0%
Office Furnishings	21,784	0.2%
Oil & Gas	669,217	6.3%
Oil & Gas Services	173,058	1.6%
Pharmaceuticals	312,590	3.0%
REIT	46,550	0.5%
Real Estate	52,847	0.5%
Retail	1,070,724	10.4%
Retail - Restaurants	14,481	0.1%
Savings & Loans	7,811	0.1%
Semiconductors	349,564	3.3%
Software	638,614	6.0%
Telecommunications	214,075	2.0%
Toys/Games/Hobbies	63,412	0.6%
Transportation	235,447	2.2%
Water	21,784	0.2%
Other**	(6,771)	(0.1)%

Total	$10,557,282	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$10,564,053	$—	$10,564,053
Repurchase Agreements	—	38,000	38,000

Total Investment Securities	$10,564,053	$38,000	$10,602,053

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (100.2%)
AAON, Inc. (Building Materials)	296	$5,331
ABM Industries, Inc. (Commercial Services)	2,072	38,912
Acadia Realty Trust (REIT)	1,850	29,415
Actel Corp.* (Semiconductors)	740	8,821
Acuity Brands, Inc. (Miscellaneous Manufacturing)	888	28,114
Adaptec, Inc.* (Telecommunications)	5,476	17,468
Administaff, Inc. (Commercial Services)	1,036	25,714
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,480	18,071
Agilysys, Inc. (Computers)	888	4,182
Albany International Corp. - Class A (Machinery - Diversified)	1,258	20,958
Align Technology, Inc.* (Healthcare - Products)	1,776	27,919
ALLETE, Inc. (Electric)	1,258	42,583
Alliance One International, Inc.* (Agriculture)	4,070	17,949
Almost Family, Inc.* (Healthcare - Services)	74	2,246
AMCOL International Corp. (Mining)	370	9,635
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,702	26,245
American Public Education, Inc.* (Commercial Services)	222	7,082
American States Water Co. (Water)	814	26,984
American Vanguard Corp. (Chemicals)	222	1,843
AMERIGROUP Corp.* (Healthcare - Services)	2,442	53,846
AMN Healthcare Services, Inc.* (Commercial Services)	518	4,310
Analogic Corp. (Electronics)	592	22,105
Anixter International, Inc.* (Telecommunications)	592	24,775
Apogee Enterprises, Inc. (Building Materials)	1,258	16,656
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,702	34,431
Applied Signal Technology, Inc. (Telecommunications)	222	4,549
Arbitron, Inc. (Commercial Services)	666	14,439
Arch Chemicals, Inc. (Chemicals)	1,184	32,785
Arctic Cat, Inc. (Leisure Time)	518	3,077
Arkansas Best Corp. (Transportation)	1,184	30,571
ArQule, Inc.* (Biotechnology)	888	2,975
Arris Group, Inc.* (Telecommunications)	2,072	21,259
ATC Technology Corp.* (Auto Parts & Equipment)	518	10,826
Atwood Oceanics, Inc.* (Oil & Gas)	1,110	39,394
Audiovox Corp. - Class A* (Telecommunications)	888	5,736
Avid Technology, Inc.* (Software)	1,258	15,889
Avista Corp. (Electric)	2,516	47,703
AZZ, Inc.* (Miscellaneous Manufacturing)	296	10,141
Badger Meter, Inc. (Electronics)	296	11,032
Baldor Electric Co. (Hand/Machine Tools)	1,924	49,735
Bank Mutual Corp. (Banks)	2,146	15,065
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,924	30,495
Belden, Inc. (Electrical Components & Equipment)	2,146	49,251
Benchmark Electronics, Inc.* (Electronics)	1,406	23,621
Big 5 Sporting Goods Corp. (Retail)	962	14,190
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	148	4,785
BioMed Realty Trust, Inc. (REIT)	4,440	60,251
BJ’s Restaurants, Inc.* (Retail)	444	7,086
Black Box Corp. (Telecommunications)	814	21,579
Blue Coat Systems, Inc.* (Internet)	1,110	24,731
Blue Nile, Inc.* (Internet)	296	17,775
Boston Private Financial Holdings, Inc. (Banks)	2,960	17,612
Bowne & Co., Inc. (Commercial Services)	1,776	11,597
Brady Corp. - Class A (Electronics)	888	24,047
Briggs & Stratton Corp. (Machinery - Diversified)	2,294	42,898
Brightpoint, Inc.* (Distribution/Wholesale)	3,108	22,906
Bristow Group, Inc.* (Transportation)	888	25,885
Brookline Bancorp, Inc. (Savings & Loans)	2,738	26,805
Brooks Automation, Inc.* (Semiconductors)	1,554	10,692
Brown Shoe Co., Inc. (Retail)	1,998	20,719
Brunswick Corp. (Leisure Time)	4,070	38,584
Buckeye Technologies, Inc.* (Forest Products & Paper)	1,776	15,913
Buffalo Wild Wings, Inc.* (Retail)	518	21,243
C&D Technologies, Inc.* (Electrical Components & Equipment)	1,184	2,167
Cabela’s, Inc.* (Retail)	1,850	23,255
Cabot Microelectronics Corp.* (Chemicals)	518	16,566
Cal-Maine Foods, Inc. (Food)	296	8,036
Calgon Carbon Corp.* (Environmental Control)	1,628	25,788
California Pizza Kitchen, Inc.* (Retail)	592	7,690
Cambrex Corp.* (Biotechnology)	444	2,664
Cascade Corp. (Machinery - Diversified)	148	3,676
Casey’s General Stores, Inc. (Retail)	962	30,332
Cash America International, Inc. (Retail)	592	17,914
CDI Corp. (Commercial Services)	592	7,211
Cedar Shopping Centers, Inc. (REIT)	2,072	12,577
Centene Corp.* (Healthcare - Services)	1,998	35,624
Central Garden & Pet Co. - Class A* (Household Products/Wares)	3,182	30,102
Central Pacific Financial Corp. (Banks)	1,332	1,878
Central Vermont Public Service Corp. (Electric)	518	10,044
Century Aluminum Co.* (Mining)	2,072	17,964
CH Energy Group, Inc. (Electric)	740	30,643

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Checkpoint Systems, Inc.* (Electronics)	1,776	$24,100
Christopher & Banks Corp. (Retail)	1,628	9,915
Ciber, Inc.* (Computers)	3,182	10,246
CIRCOR International, Inc. (Metal Fabricate/Hardware)	444	12,099
CKE Restaurants, Inc. (Retail)	1,036	9,065
Clarcor, Inc. (Miscellaneous Manufacturing)	1,110	32,667
Clearwater Paper Corp.* (Forest Products & Paper)	222	10,050
Cognex Corp. (Machinery - Diversified)	962	15,479
Cohu, Inc. (Semiconductors)	444	5,053
Colonial Properties Trust (REIT)	2,960	31,169
Columbia Banking System, Inc. (Banks)	1,184	17,405
Comfort Systems USA, Inc. (Building Materials)	1,406	15,325
Community Bank System, Inc. (Banks)	1,480	27,543
Computer Programs & Systems, Inc. (Software)	74	3,126
comScore, Inc.* (Internet)	592	9,075
CONMED Corp.* (Healthcare - Products)	814	17,249
Consolidated Graphics, Inc.* (Commercial Services)	518	10,391
Cooper Cos., Inc. (Healthcare - Products)	1,036	29,018
CorVel Corp.* (Commercial Services)	148	4,218
Cross Country Healthcare, Inc.* (Commercial Services)	1,406	11,614
CryoLife, Inc.* (Biotechnology)	962	5,772
CSG Systems International, Inc.* (Software)	740	12,092
CTS Corp. (Electronics)	1,554	13,924
Cubic Corp. (Electronics)	370	12,843
Cyberonics, Inc.* (Healthcare - Products)	740	10,700
Cypress Semiconductor Corp.* (Semiconductors)	7,030	59,263
Delphi Financial Group, Inc. - Class A (Insurance)	2,146	46,568
DiamondRock Hospitality Co.* (REIT)	4,958	37,730
Digi International, Inc.* (Software)	444	3,530
Dime Community Bancshares, Inc. (Savings & Loans)	1,184	13,012
DineEquity, Inc.* (Retail)	740	15,658
DSP Group, Inc.* (Semiconductors)	1,036	5,988
DTS, Inc.* (Home Furnishings)	518	14,634
E.W. Scripps Co.* (Media)	1,332	8,472
EastGroup Properties, Inc. (REIT)	1,184	43,583
Eclipsys Corp.* (Software)	1,702	31,913
El Paso Electric Co.* (Electric)	1,184	22,200
EMCOR Group, Inc.* (Engineering & Construction)	3,034	71,663
EMS Technologies, Inc.* (Telecommunications)	518	9,029
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	888	20,051
Entertainment Properties Trust (REIT)	1,628	55,385
Enzo Biochem, Inc.* (Biotechnology)	1,110	6,116
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	666	26,160
Esterline Technologies Corp.* (Aerospace/Defense)	740	31,161
Ethan Allen Interiors, Inc. (Home Furnishings)	1,184	14,753
Exar Corp.* (Semiconductors)	1,184	8,170
Exponent, Inc.* (Commercial Services)	296	7,699
Extra Space Storage, Inc. (REIT)	3,996	38,242
EZCORP, Inc. - Class A* (Retail)	666	8,638
FEI Co.* (Electronics)	1,110	26,429
Financial Federal Corp. (Diversified Financial Services)	1,184	24,177
First BanCorp (Banks)	1,628	3,077
First Commonwealth Financial Corp. (Banks)	3,478	18,260
First Financial Bancorp (Banks)	1,924	24,396
First Financial Bankshares, Inc. (Banks)	444	21,512
First Midwest Bancorp, Inc. (Banks)	2,220	23,088
Forestar Group, Inc.* (Real Estate)	1,628	24,029
Forrester Research, Inc.* (Commercial Services)	296	7,498
Franklin Street Properties Corp. (REIT)	3,034	32,707
Fred’s, Inc. (Retail)	1,850	21,904
Fuller (H.B.) Co. (Chemicals)	2,220	42,424
G & K Services, Inc. (Textiles)	888	19,669
GenCorp, Inc.* (Aerospace/Defense)	2,294	17,067
General Communication, Inc. - Class A* (Telecommunications)	1,110	6,827
Genesco, Inc.* (Retail)	370	9,646
Genoptix, Inc.* (Healthcare - Services)	370	12,872
Gentiva Health Services, Inc.* (Healthcare - Services)	740	17,760
Gerber Scientific, Inc.* (Machinery - Diversified)	1,110	5,128
Gibraltar Industries, Inc. (Iron/Steel)	1,406	15,213
Glacier Bancorp, Inc. (Banks)	1,332	17,436
Greatbatch, Inc.* (Electrical Components & Equipment)	592	11,645
Griffon Corp.* (Miscellaneous Manufacturing)	1,998	17,522
Group 1 Automotive, Inc. (Retail)	1,110	28,216
Gulf Island Fabrication, Inc. (Oil & Gas Services)	666	12,734
Haemonetics Corp.* (Healthcare - Products)	592	30,488
Hancock Holding Co. (Banks)	518	18,788
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	962	13,314
Hanmi Financial Corp.* (Banks)	1,184	1,812
Harmonic, Inc.* (Telecommunications)	4,440	23,310
Haverty Furniture Cos., Inc.* (Retail)	888	10,754
Healthcare Realty Trust, Inc. (REIT)	2,738	57,033
Healthcare Services Group, Inc. (Commercial Services)	1,036	20,461
HealthSpring, Inc.* (Healthcare - Services)	1,036	14,846

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Heidrick & Struggles International, Inc. (Commercial Services)	222	$6,074
Helen of Troy, Ltd.* (Household Products/Wares)	1,036	23,662
Hillenbrand, Inc. (Commercial Services)	2,812	56,184
HMS Holdings Corp.* (Commercial Services)	592	25,415
Holly Corp. (Oil & Gas)	444	12,880
Home Bancshares, Inc. (Banks)	222	4,802
Home Properties, Inc. (REIT)	1,480	57,986
Hot Topic, Inc.* (Retail)	740	5,698
Hub Group, Inc. - Class A* (Transportation)	814	20,236
Hutchinson Technology, Inc.* (Computers)	1,110	6,460
Iconix Brand Group, Inc.* (Apparel)	1,628	18,982
Independent Bank Corp./MA (Banks)	592	12,592
Independent Bank Corp./MI (Banks)	888	1,048
Infinity Property & Casualty Corp. (Insurance)	296	11,446
Inland Real Estate Corp. (REIT)	3,256	27,936
Insight Enterprises, Inc.* (Retail)	2,146	22,576
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	1,110	23,532
Interface, Inc. - Class A (Office Furnishings)	2,590	20,098
Intermec, Inc.* (Machinery - Diversified)	1,480	18,234
Interval Leisure Group, Inc.* (Leisure Time)	888	9,910
Invacare Corp. (Healthcare - Products)	1,480	33,196
Investment Technology Group, Inc.* (Diversified Financial Services)	888	19,154
Iowa Telecommunications Services, Inc. (Telecommunications)	1,480	17,420
IPC The Hospitalist Co.* (Healthcare - Services)	222	6,727
J & J Snack Foods Corp. (Food)	370	14,493
Jack in the Box, Inc.* (Retail)	962	18,047
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	592	8,424
JDA Software Group, Inc.* (Software)	1,258	24,959
Jo-Ann Stores, Inc.* (Retail)	1,184	31,518
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,258	20,656
Kaman Corp. (Aerospace/Defense)	1,184	24,461
Kaydon Corp. (Metal Fabricate/Hardware)	666	23,303
Keithley Instruments, Inc. (Electronics)	592	1,930
Kendle International, Inc.* (Commercial Services)	222	3,747
Kensey Nash Corp.* (Healthcare - Products)	296	7,077
Kid Brands, Inc.* (Household Products/Wares)	814	4,046
Kilroy Realty Corp. (REIT)	1,998	55,185
Kite Realty Group Trust (REIT)	2,886	10,707
Kopin Corp.* (Semiconductors)	2,072	9,200
La-Z-Boy, Inc. (Home Furnishings)	2,368	16,813
LaBranche & Co., Inc.* (Diversified Financial Services)	1,554	4,289
Laclede Group, Inc. (Gas)	444	13,635
Lance, Inc. (Food)	1,480	35,698
Landauer, Inc. (Commercial Services)	148	7,665
Landry’s Restaurants, Inc.* (Retail)	370	4,033
LaSalle Hotel Properties (REIT)	1,332	22,857
Lawson Products, Inc. (Metal Fabricate/Hardware)	222	3,452
Lexington Realty Trust (REIT)	4,366	18,294
Lindsay Manufacturing Co. (Machinery - Diversified)	222	7,288
Lithia Motors, Inc. - Class A* (Retail)	814	6,789
Littelfuse, Inc.* (Electrical Components & Equipment)	444	12,237
Live Nation, Inc.* (Commercial Services)	3,848	25,628
Liz Claiborne, Inc. (Apparel)	4,366	25,061
LoJack Corp.* (Electronics)	296	1,249
LTC Properties, Inc. (REIT)	1,036	24,605
Lydall, Inc.* (Miscellaneous Manufacturing)	740	3,700
M/I Schottenstein Homes, Inc.* (Home Builders)	814	9,092
MagneTek, Inc.* (Electrical Components & Equipment)	1,406	1,758
Manhattan Associates, Inc.* (Computers)	444	10,190
Marcus Corp. (Lodging)	962	11,255
MarineMax, Inc.* (Retail)	888	6,047
Matrix Service Co.* (Oil & Gas Services)	1,184	10,502
MAXIMUS, Inc. (Commercial Services)	814	37,656
MedCath Corp.* (Healthcare - Services)	888	7,290
Medical Properties Trust, Inc. (REIT)	1,628	13,024
Mercury Computer Systems, Inc.* (Computers)	1,036	11,085
Merit Medical Systems, Inc.* (Healthcare - Products)	592	10,052
Methode Electronics, Inc. (Electronics)	1,776	12,876
Microsemi Corp.* (Semiconductors)	1,924	25,608
Mid-America Apartment Communities, Inc. (REIT)	1,332	58,368
Midas, Inc.* (Commercial Services)	666	5,368
Mobile Mini, Inc.* (Storage/Warehousing)	740	10,730
Monro Muffler Brake, Inc. (Commercial Services)	444	13,760
Moog, Inc. - Class A* (Aerospace/Defense)	962	24,021
Movado Group, Inc. (Retail)	814	8,531
MTS Systems Corp. (Computers)	370	9,805
Multimedia Games, Inc.* (Leisure Time)	1,258	6,177
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	222	7,859
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,332	11,682
Nash Finch Co. (Food)	592	17,156
National Financial Partners* (Diversified Financial Services)	1,924	15,681

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
National Penn Bancshares, Inc. (Banks)	5,550	$31,191
National Presto Industries, Inc. (Housewares)	222	19,298
National Retail Properties, Inc. (REIT)	3,700	71,706
NBT Bancorp, Inc. (Banks)	888	19,358
NCI Building Systems, Inc.* (Building Materials)	888	1,740
Neenah Paper, Inc. (Forest Products & Paper)	666	6,893
Neogen Corp.* (Pharmaceuticals)	296	9,383
NetScout Systems, Inc.* (Computers)	592	7,276
Network Equipment Technologies, Inc.* (Telecommunications)	1,332	4,396
Neutral Tandem, Inc.* (Telecommunications)	814	17,167
New Jersey Resources Corp. (Gas)	1,924	67,725
NewMarket Corp. (Chemicals)	148	13,838
Newport Corp.* (Electronics)	1,702	12,663
Northwest Natural Gas Co. (Gas)	1,184	49,503
Novatel Wireless, Inc.* (Telecommunications)	1,406	12,542
O’Charley’s, Inc.* (Retail)	962	6,744
Odyssey Healthcare, Inc.* (Healthcare - Services)	814	11,347
OfficeMax, Inc.* (Retail)	3,478	39,754
Old National Bancorp (Banks)	3,848	39,904
Olympic Steel, Inc. (Iron/Steel)	148	3,744
OM Group, Inc.* (Chemicals)	1,406	37,990
Omnicell, Inc.* (Software)	666	6,553
On Assignment, Inc.* (Commercial Services)	1,628	9,833
Osteotech, Inc.* (Healthcare - Products)	814	3,516
Oxford Industries, Inc. (Apparel)	592	11,455
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	962	20,173
PAREXEL International Corp.* (Commercial Services)	1,554	19,456
Parkway Properties, Inc. (REIT)	962	16,979
PC-Tel, Inc.* (Internet)	518	3,035
Peet’s Coffee & Tea, Inc.* (Beverages)	296	10,064
Penford Corp. (Chemicals)	518	3,056
Pennsylvania REIT (REIT)	1,850	13,561
Perry Ellis International, Inc.* (Apparel)	518	7,081
PharMerica Corp.* (Pharmaceuticals)	666	10,276
Phase Forward, Inc.* (Software)	1,258	16,492
Phoenix Technologies, Ltd.* (Software)	1,184	2,771
Piedmont Natural Gas Co., Inc. (Gas)	1,850	43,068
Pinnacle Entertainment, Inc.* (Entertainment)	1,332	11,255
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	740	34,329
Polaris Industries, Inc. (Leisure Time)	592	24,905
PolyOne Corp.* (Chemicals)	4,292	23,949
Post Properties, Inc. (REIT)	2,072	34,167
Presidential Life Corp. (Insurance)	962	8,975
ProAssurance Corp.* (Insurance)	666	33,486
Progress Software Corp.* (Software)	888	20,513
Prosperity Bancshares, Inc. (Banks)	962	34,430
PS Business Parks, Inc. (REIT)	814	39,862
PSS World Medical, Inc.* (Healthcare - Products)	1,258	25,437
Quaker Chemical Corp. (Chemicals)	518	10,671
Quanex Building Products Corp. (Building Materials)	1,702	25,309
Quiksilver, Inc.* (Apparel)	5,846	11,634
Radiant Systems, Inc.* (Computers)	518	5,097
RadiSys Corp.* (Computers)	1,110	9,446
RC2 Corp.* (Toys/Games/Hobbies)	444	5,799
Red Robin Gourmet Burgers, Inc.* (Retail)	740	12,365
Regal-Beloit Corp. (Hand/Machine Tools)	740	34,691
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,702	26,721
RehabCare Group, Inc.* (Healthcare - Services)	814	15,263
Res-Care, Inc.* (Healthcare - Services)	592	7,122
Rewards Network, Inc. (Commercial Services)	444	4,777
RLI Corp. (Insurance)	370	18,500
Robbins & Myers, Inc. (Machinery - Diversified)	1,480	34,336
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,776	77,789
Rogers Corp.* (Electronics)	296	7,681
RTI International Metals, Inc.* (Mining)	666	13,793
Ruby Tuesday, Inc.* (Retail)	2,960	19,714
Rudolph Technologies, Inc.* (Semiconductors)	1,406	8,914
S&T Bancorp, Inc. (Banks)	814	12,821
Safety Insurance Group, Inc. (Insurance)	740	24,768
Sanderson Farms, Inc. (Food)	370	13,538
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,924	24,242
ScanSource, Inc.* (Distribution/Wholesale)	444	11,273
School Specialty, Inc.* (Retail)	740	16,465
Schulman (A.), Inc. (Chemicals)	1,184	20,566
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	740	38,221
Seahawk Drilling, Inc.* (Oil & Gas)	222	5,994
Selective Insurance Group, Inc. (Insurance)	1,184	18,139
Senior Housing Properties Trust (REIT)	5,772	111,284
Simmons First National Corp. - Class A (Banks)	370	10,826
Skechers U.S.A., Inc. - Class A* (Apparel)	1,554	33,908
Skyline Corp. (Home Builders)	296	5,177
Skyworks Solutions, Inc.* (Semiconductors)	4,662	48,625
Smith Corp. (Miscellaneous Manufacturing)	1,036	41,057
Sonic Automotive, Inc. (Retail)	1,776	15,877
Sonic Corp.* (Retail)	1,628	15,222
Sonic Solutions* (Electronics)	444	2,158
South Financial Group, Inc. (Banks)	7,770	6,216
South Jersey Industries, Inc. (Gas)	1,406	49,618

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Southwest Gas Corp. (Gas)	2,072	$51,779
Sovran Self Storage, Inc. (REIT)	1,258	37,866
Spartan Motors, Inc. (Auto Parts & Equipment)	1,480	7,385
Spherion Corp.* (Commercial Services)	2,368	11,722
Stage Stores, Inc. (Retail)	1,776	20,957
Standard Microsystems Corp.* (Semiconductors)	518	9,977
Standard Motor Products, Inc. (Auto Parts & Equipment)	740	6,186
Standard Pacific Corp.* (Home Builders)	4,292	12,876
Standex International Corp. (Miscellaneous Manufacturing)	592	10,407
StarTek, Inc.* (Commercial Services)	518	3,004
Stein Mart, Inc.* (Retail)	1,184	11,248
Stepan Co. (Chemicals)	370	21,179
Sterling Bancorp (Banks)	814	5,478
Sterling Bancshares, Inc. (Banks)	3,774	21,021
Sterling Financial Corp.* (Savings & Loans)	2,442	1,954
Stewart Information Services Corp. (Insurance)	814	7,277
Stone Energy Corp.* (Oil & Gas)	1,850	28,361
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	592	6,287
Superior Industries International, Inc. (Auto Parts & Equipment)	1,036	13,758
Supertex, Inc.* (Semiconductors)	222	5,384
Susquehanna Bancshares, Inc. (Banks)	3,996	22,018
SWS Group, Inc. (Diversified Financial Services)	592	7,921
Symmetricom, Inc.* (Telecommunications)	1,258	6,026
SYNNEX Corp.* (Software)	888	22,848
Take-Two Interactive Software, Inc.* (Software)	2,368	25,977
Taleo Corp. - Class A* (Software)	814	17,696
Tanger Factory Outlet Centers, Inc. (REIT)	1,850	70,429
Technitrol, Inc. (Electronics)	1,924	14,988
Tekelec* (Telecommunications)	1,850	27,787
Tetra Tech, Inc.* (Environmental Control)	1,850	47,601
Texas Industries, Inc. (Building Materials)	1,258	41,879
Texas Roadhouse, Inc. - Class A* (Retail)	1,184	11,212
The Andersons, Inc. (Agriculture)	814	25,258
The Buckle, Inc. (Retail)	518	15,545
The Cato Corp. - Class A (Retail)	1,332	26,254
The Finish Line, Inc. - Class A (Retail)	2,516	25,512
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,406	13,933
The Hain Celestial Group, Inc.* (Food)	962	16,873
The Men’s Wearhouse, Inc. (Retail)	2,368	54,867
The Nautilus Group, Inc.* (Leisure Time)	1,036	1,854
The Navigators Group, Inc.* (Insurance)	296	15,709
The Pep Boys - Manny, Moe & Jack (Retail)	2,146	18,820
The Standard Register Co. (Household Products/Wares)	592	2,824
The Steak n Shake Co.* (Retail)	1,110	12,932
Theragenics Corp.* (Pharmaceuticals)	1,554	2,098
THQ, Inc.* (Software)	3,108	16,255
Ticketmaster Entertainment, Inc.* (Commercial Services)	814	7,855
Tollgrade Communications, Inc.* (Telecommunications)	370	2,202
Tompkins Financial Corp. (Banks)	222	9,628
Tower Group, Inc. (Insurance)	1,036	25,465
Tredegar Corp. (Miscellaneous Manufacturing)	888	12,103
TreeHouse Foods, Inc.* (Food)	740	27,676
TriQuint Semiconductor, Inc.* (Semiconductors)	6,808	36,695
Triumph Group, Inc. (Aerospace/Defense)	740	34,639
TrueBlue, Inc.* (Commercial Services)	888	10,745
TrustCo Bank Corp. NY (Banks)	3,478	20,694
Tuesday Morning Corp.* (Retail)	1,406	4,541
Tween Brands, Inc.* (Retail)	1,110	9,413
UCBH Holdings, Inc. (Banks)	2,590	2,538
UIL Holdings Corp. (Electric)	1,406	36,106
Ultratech Stepper, Inc.* (Semiconductors)	740	9,561
UMB Financial Corp. (Banks)	1,332	52,974
Umpqua Holdings Corp. (Banks)	3,774	37,400
UniFirst Corp. (Textiles)	370	15,577
Unisource Energy Corp. (Electric)	1,628	47,017
United Bankshares, Inc. (Banks)	1,702	30,381
United Community Banks, Inc.* (Banks)	1,850	7,511
United Fire & Casualty Co. (Insurance)	1,036	18,109
United Natural Foods, Inc.* (Food)	740	17,841
United Stationers, Inc.* (Distribution/Wholesale)	592	27,907
Universal Electronics, Inc.* (Home Furnishings)	222	4,573
Universal Forest Products, Inc. (Building Materials)	814	29,044
Urstadt Biddle Properties - Class A (REIT)	962	14,209
USA Mobility, Inc. (Telecommunications)	962	10,486
Veeco Instruments, Inc.* (Semiconductors)	1,776	43,246
Vicor Corp.* (Electrical Components & Equipment)	888	6,056
Volt Information Sciences, Inc.* (Commercial Services)	592	4,801
Watsco, Inc. (Distribution/Wholesale)	1,480	75,806
Watts Water Technologies, Inc. - Class A (Electronics)	1,332	37,629
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,220	19,469
WD-40 Co. (Household Products/Wares)	370	11,651
West Pharmaceutical Services, Inc. (Healthcare - Products)	518	20,445

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Whitney Holding Corp. (Banks)	4,144	$33,276
Winnebago Industries, Inc.* (Home Builders)	592	6,808
Wintrust Financial Corp. (Banks)	1,110	31,313
Wolverine World Wide, Inc. (Apparel)	962	24,608
World Fuel Services Corp. (Retail)	444	22,577
Zale Corp.* (Retail)	1,110	5,250
Zenith National Insurance Corp. (Insurance)	740	21,112
Zep, Inc. (Chemicals)	444	7,592
Zoll Medical Corp.* (Healthcare - Products)	518	10,060

TOTAL COMMON STOCKS (Cost $5,814,778)		8,220,499

TOTAL INVESTMENT SECURITIES (Cost $5,814,778)—100.2%		8,220,499
Net other assets (liabilities) — (0.2)%		(15,501)

NET ASSETS — 100.0%		$8,204,998

*	Non-income producing security

Small-Cap Value ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Aerospace/Defense	$131,349	1.6%
Agriculture	43,207	0.5%
Apparel	132,729	1.6%
Auto Parts & Equipment	38,155	0.5%
Banks	655,292	8.0%
Beverages	10,064	0.1%
Biotechnology	68,490	0.8%
Building Materials	135,284	1.6%
Chemicals	232,459	2.8%
Commercial Services	424,836	5.2%
Computers	73,787	0.9%
Distribution/Wholesale	145,751	1.8%
Diversified Financial Services	105,551	1.3%
Electric	236,296	2.9%
Electrical Components & Equipment	101,185	1.2%
Electronics	249,275	3.0%
Engineering & Construction	95,195	1.2%
Entertainment	11,255	0.1%
Environmental Control	73,389	0.9%
Food	165,244	2.0%
Forest Products & Paper	168,335	2.1%
Gas	275,328	3.4%
Hand/Machine Tools	84,426	1.0%
Healthcare - Products	264,716	3.2%
Healthcare - Services	189,728	2.3%
Home Builders	33,953	0.4%
Home Furnishings	50,773	0.7%
Household Products/Wares	72,285	0.9%
Housewares	19,298	0.2%
Insurance	249,554	3.0%
Internet	54,616	0.7%
Iron/Steel	18,957	0.2%
Leisure Time	84,507	1.0%
Lodging	11,255	0.1%
Machinery - Diversified	182,428	2.2%
Media	8,472	0.1%
Metal Fabricate/Hardware	38,854	0.5%
Mining	41,392	0.5%
Miscellaneous Manufacturing	271,042	3.3%
Office Furnishings	20,098	0.2%
Oil & Gas	86,629	1.1%
Oil & Gas Services	23,236	0.3%
Pharmaceuticals	41,930	0.5%
REIT	1,097,117	13.7%
Real Estate	24,029	0.3%
Retail	724,733	8.8%
Savings & Loans	41,771	0.5%
Semiconductors	295,197	3.6%
Software	220,614	2.7%
Storage/Warehousing	10,730	0.1%
Telecommunications	232,558	2.8%
Textiles	35,246	0.4%
Toys/Games/Hobbies	14,223	0.2%
Transportation	76,692	0.9%
Water	26,984	0.3%
Other**	(15,501)	(0.2)%

Total	$8,204,998	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	Total
Description
Investment Securities:
Common Stocks	$8,220,499	$8,220,499

Total Investment Securities	$8,220,499	$8,220,499

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (100.5%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,074	$12,104
AAON, Inc. (Building Materials)	716	12,895
AAR Corp.* (Aerospace/Defense)	2,506	49,143
Abaxis, Inc.* (Healthcare - Products)	1,432	32,678
Actel Corp.* (Semiconductors)	716	8,535
Actuant Corp. - Class A (Miscellaneous Manufacturing)	4,296	67,061
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,432	45,337
Aerovironment, Inc.* (Aerospace/Defense)	1,074	28,633
Air Methods Corp.* (Healthcare - Services)	716	21,867
Align Technology, Inc.* (Healthcare - Products)	1,432	22,511
Almost Family, Inc.* (Healthcare - Services)	358	10,865
AMCOL International Corp. (Mining)	895	23,306
Amedisys, Inc.* (Healthcare - Services)	1,790	71,224
American Medical Systems Holdings, Inc.* (Healthcare - Products)	2,327	35,882
American Physicians Capital, Inc. (Insurance)	715	20,220
American Public Education, Inc.* (Commercial Services)	716	22,840
American Science & Engineering, Inc. (Electronics)	537	35,506
American Vanguard Corp. (Chemicals)	1,074	8,914
Amerisafe, Inc.* (Insurance)	1,253	23,231
AMN Healthcare Services, Inc.* (Commercial Services)	1,432	11,914
AmSurg Corp.* (Healthcare - Services)	1,969	41,487
Anixter International, Inc.* (Telecommunications)	1,074	44,947
Applied Signal Technology, Inc. (Telecommunications)	537	11,003
Arbitron, Inc. (Commercial Services)	716	15,523
ArQule, Inc.* (Biotechnology)	537	1,799
Arris Group, Inc.* (Telecommunications)	5,191	53,260
Astec Industries, Inc.* (Machinery - Construction & Mining)	1,253	28,819
ATC Technology Corp.* (Auto Parts & Equipment)	537	11,223
ATMI, Inc.* (Semiconductors)	1,969	29,830
Atwood Oceanics, Inc.* (Oil & Gas)	1,969	69,880
AZZ, Inc.* (Miscellaneous Manufacturing)	358	12,265
Badger Meter, Inc. (Electronics)	537	20,014
Balchem Corp. (Chemicals)	1,253	34,570
Bank of the Ozarks, Inc. (Banks)	716	16,289
Basic Energy Services, Inc.* (Oil & Gas Services)	1,432	10,024
Bel Fuse, Inc. - Class B (Electronics)	716	12,960
Benchmark Electronics, Inc.* (Electronics)	2,148	36,086
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	537	17,361
BJ’s Restaurants, Inc.* (Retail)	716	11,427
Blackbaud, Inc. (Software)	2,864	63,552
Blue Coat Systems, Inc.* (Internet)	1,074	23,929
Blue Nile, Inc.* (Internet)	537	32,247
Boston Beer Co., Inc. - Class A* (Beverages)	716	27,208
Brady Corp. - Class A (Electronics)	1,969	53,321
Bristow Group, Inc.* (Transportation)	895	26,089
Brooks Automation, Inc.* (Semiconductors)	1,969	13,547
Brush Engineered Materials, Inc.* (Mining)	1,253	23,118
Buffalo Wild Wings, Inc.* (Retail)	537	22,022
Cabot Microelectronics Corp.* (Chemicals)	716	22,898
CACI International, Inc. - Class A* (Computers)	1,969	93,764
Cal-Maine Foods, Inc. (Food)	358	9,720
Calgon Carbon Corp.* (Environmental Control)	1,253	19,848
California Pizza Kitchen, Inc.* (Retail)	716	9,301
Cambrex Corp.* (Biotechnology)	1,253	7,518
Capella Education Co.* (Commercial Services)	895	61,665
CARBO Ceramics, Inc. (Oil & Gas Services)	1,253	73,163
Carter’s, Inc.* (Apparel)	3,580	84,488
Cascade Corp. (Machinery - Diversified)	358	8,893
Casey’s General Stores, Inc. (Retail)	1,969	62,083
Cash America International, Inc. (Retail)	1,074	32,499
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	2,506	78,613
Cbeyond, Inc.* (Telecommunications)	1,611	21,507
CEC Entertainment, Inc.* (Retail)	1,432	41,829
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,611	25,969
Chattem, Inc.* (Cosmetics/Personal Care)	1,253	79,403
Chemed Corp. (Commercial Services)	1,432	64,898
CIRCOR International, Inc. (Metal Fabricate/Hardware)	358	9,756
CKE Restaurants, Inc. (Retail)	1,969	17,229
Clarcor, Inc. (Miscellaneous Manufacturing)	1,790	52,680
Clearwater Paper Corp.* (Forest Products & Paper)	358	16,207
Cognex Corp. (Machinery - Diversified)	1,253	20,161
Cohu, Inc. (Semiconductors)	895	10,185
Coinstar, Inc.* (Commercial Services)	1,969	62,496
Comfort Systems USA, Inc. (Building Materials)	537	5,853
Commvault Systems, Inc.* (Software)	2,685	52,894
Computer Programs & Systems, Inc. (Software)	537	22,683
comScore, Inc.* (Internet)	537	8,232
Comtech Telecommunications Corp.* (Telecommunications)	1,790	57,495
Concur Technologies, Inc.* (Software)	2,685	95,693

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
CONMED Corp.* (Healthcare - Products)	716	$15,172
Cooper Cos., Inc. (Healthcare - Products)	1,432	40,110
CorVel Corp.* (Commercial Services)	358	10,203
Cracker Barrel Old Country Store, Inc. (Retail)	1,432	47,471
Crocs, Inc.* (Apparel)	5,370	32,650
CryoLife, Inc.* (Biotechnology)	537	3,222
CSG Systems International, Inc.* (Software)	1,253	20,474
Cubic Corp. (Electronics)	537	18,639
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,759	63,677
Curtiss-Wright Corp. (Aerospace/Defense)	2,864	85,404
Cyberonics, Inc.* (Healthcare - Products)	537	7,765
CyberSource Corp.* (Internet)	4,475	73,300
Cymer, Inc.* (Electronics)	1,969	67,419
Daktronics, Inc. (Electronics)	2,148	16,153
Darling International, Inc.* (Environmental Control)	5,370	37,321
DealerTrack Holdings, Inc.* (Internet)	2,506	41,299
Deckers Outdoor Corp.* (Apparel)	895	80,255
Deltic Timber Corp. (Forest Products & Paper)	716	30,430
Diamond Foods, Inc. (Food)	1,074	32,381
Digi International, Inc.* (Software)	895	7,115
Diodes, Inc.* (Semiconductors)	2,148	35,184
Dionex Corp.* (Electronics)	1,074	72,903
Dress Barn, Inc.* (Retail)	2,864	51,695
Drew Industries, Inc.* (Building Materials)	1,253	23,982
Drill-Quip, Inc.* (Oil & Gas Services)	1,969	95,674
DTS, Inc.* (Home Furnishings)	358	10,114
Eagle Materials, Inc. - Class A (Building Materials)	2,864	71,170
East West Bancorp, Inc. (Banks)	5,728	51,724
Ebix, Inc.* (Software)	537	33,079
Eclipsys Corp.* (Software)	1,253	23,494
eHealth, Inc.* (Insurance)	1,611	22,925
El Paso Electric Co.* (Electric)	1,253	23,494
Electro Scientific Industries, Inc.* (Electronics)	1,790	19,583
Employers Holdings, Inc. (Insurance)	3,043	45,097
EMS Technologies, Inc.* (Telecommunications)	358	6,240
Encore Wire Corp. (Electrical Components & Equipment)	1,253	26,000
Enzo Biochem, Inc.* (Biotechnology)	537	2,959
Epicor Software Corp.* (Software)	2,864	22,110
EPIQ Systems, Inc.* (Software)	1,969	24,829
eResearchTechnology, Inc.* (Internet)	2,685	19,869
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	716	28,124
Esterline Technologies Corp.* (Aerospace/Defense)	895	37,688
Exar Corp.* (Semiconductors)	1,253	8,646
Exponent, Inc.* (Commercial Services)	358	9,312
EZCORP, Inc. - Class A* (Retail)	2,148	27,860
FARO Technologies, Inc.* (Electronics)	1,074	16,604
FEI Co.* (Electronics)	895	21,310
First BanCorp (Banks)	2,685	5,075
First Cash Financial Services, Inc.* (Retail)	1,611	27,677
First Financial Bankshares, Inc. (Banks)	716	34,690
Forrester Research, Inc.* (Commercial Services)	537	13,602
Forward Air Corp. (Transportation)	1,790	38,199
Gardner Denver, Inc.* (Machinery - Diversified)	3,401	122,130
General Communication, Inc. - Class A* (Telecommunications)	1,253	7,706
Genesco, Inc.* (Retail)	716	18,666
Genoptix, Inc.* (Healthcare - Services)	358	12,455
Gentiva Health Services, Inc.* (Healthcare - Services)	895	21,480
Glacier Bancorp, Inc. (Banks)	2,148	28,117
Greatbatch, Inc.* (Electrical Components & Equipment)	716	14,084
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,969	131,037
Greenhill & Co., Inc. (Diversified Financial Services)	1,253	108,046
Haemonetics Corp.* (Healthcare - Products)	895	46,092
Hancock Holding Co. (Banks)	716	25,969
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	716	9,909
Hanmi Financial Corp.* (Banks)	1,074	1,643
Headwaters, Inc.* (Energy - Alternate Sources)	3,222	13,275
Healthcare Services Group, Inc. (Commercial Services)	1,253	24,747
HealthSpring, Inc.* (Healthcare - Services)	1,790	25,651
Healthways, Inc.* (Healthcare - Services)	2,148	34,540
Heartland Express, Inc. (Transportation)	3,401	46,254
Heartland Payment Systems, Inc. (Commercial Services)	2,327	28,599
Heidrick & Struggles International, Inc. (Commercial Services)	716	19,590
Helen of Troy, Ltd.* (Household Products/Wares)	537	12,265
Hibbett Sports, Inc.* (Retail)	1,790	33,545
Hittite Microwave Corp.* (Semiconductors)	1,253	46,110
HMS Holdings Corp.* (Commercial Services)	895	38,422
Holly Corp. (Oil & Gas)	1,969	57,121
Home Bancshares, Inc. (Banks)	537	11,615
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,432	34,812
Hot Topic, Inc.* (Retail)	1,790	13,783
HSN, Inc.* (Retail)	2,506	37,440
Hub Group, Inc. - Class A* (Transportation)	1,253	31,150
Iconix Brand Group, Inc.* (Apparel)	2,148	25,046
ICU Medical, Inc.* (Healthcare - Products)	895	31,325
II-VI, Inc.* (Electronics)	1,611	42,643

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Independent Bank Corp./MA (Banks)	537	$11,422
Infinity Property & Casualty Corp. (Insurance)	358	13,844
InfoSpace, Inc.* (Internet)	2,327	19,942
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	895	18,974
Integra LifeSciences Holdings* (Biotechnology)	1,253	38,267
Integral Systems, Inc.* (Computers)	1,074	9,022
Intermec, Inc.* (Machinery - Diversified)	1,074	13,232
Interval Leisure Group, Inc.* (Leisure Time)	1,253	13,983
Intevac, Inc.* (Machinery - Diversified)	1,432	14,606
inVentiv Health, Inc.* (Advertising)	2,148	36,473
Investment Technology Group, Inc.* (Diversified Financial Services)	1,611	34,749
ION Geophysical Corp.* (Oil & Gas Services)	7,518	28,794
IPC The Hospitalist Co.* (Healthcare - Services)	358	10,847
J & J Snack Foods Corp. (Food)	358	14,023
j2 Global Communications, Inc.* (Internet)	2,864	58,569
Jack in the Box, Inc.* (Retail)	2,327	43,655
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,074	15,283
Jos. A. Bank Clothiers, Inc.* (Retail)	1,253	51,348
K-Swiss, Inc. - Class A (Apparel)	1,790	14,606
Kaydon Corp. (Metal Fabricate/Hardware)	1,253	43,842
Kendle International, Inc.* (Commercial Services)	537	9,065
Kensey Nash Corp.* (Healthcare - Products)	358	8,560
Knight Transportation, Inc. (Transportation)	3,580	57,423
Kopin Corp.* (Semiconductors)	1,432	6,358
Kulicke & Soffa Industries, Inc.* (Semiconductors)	4,296	19,976
LaBranche & Co., Inc.* (Diversified Financial Services)	1,074	2,964
Laclede Group, Inc. (Gas)	716	21,988
Landauer, Inc. (Commercial Services)	358	18,541
LaSalle Hotel Properties (REIT)	2,327	39,931
LCA-Vision, Inc.* (Healthcare - Products)	1,253	5,639
LHC Group, Inc.* (Healthcare - Services)	895	24,979
Lindsay Manufacturing Co. (Machinery - Diversified)	358	11,753
Littelfuse, Inc.* (Electrical Components & Equipment)	716	19,733
LoJack Corp.* (Electronics)	716	3,022
Lufkin Industries, Inc. (Oil & Gas Services)	895	51,060
Magellan Health Services, Inc.* (Healthcare - Services)	2,327	74,767
Maidenform Brands, Inc.* (Apparel)	1,253	17,642
Manhattan Associates, Inc.* (Computers)	895	20,540
Mannatech, Inc. (Pharmaceuticals)	1,074	3,652
Martek Biosciences Corp.* (Biotechnology)	2,148	38,578
Medical Properties Trust, Inc. (REIT)	2,864	22,912
Mednax, Inc.* (Healthcare - Services)	2,864	148,699
Meridian Bioscience, Inc. (Healthcare - Products)	2,685	59,580
Merit Medical Systems, Inc.* (Healthcare - Products)	1,074	18,237
Meritage Homes Corp.* (Home Builders)	1,969	35,915
Micrel, Inc. (Semiconductors)	2,864	21,394
Microsemi Corp.* (Semiconductors)	2,506	33,355
MKS Instruments, Inc.* (Semiconductors)	3,222	50,392
Mobile Mini, Inc.* (Storage/Warehousing)	1,253	18,168
Molina Healthcare, Inc.* (Healthcare - Services)	895	16,754
Monarch Casino & Resort, Inc.* (Lodging)	716	4,969
Monro Muffler Brake, Inc. (Commercial Services)	537	16,642
Moog, Inc. - Class A* (Aerospace/Defense)	1,432	35,757
MTS Systems Corp. (Computers)	537	14,231
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,327	55,057
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	537	19,010
Nara Bancorp, Inc. (Banks)	1,969	14,492
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,253	54,606
Natus Medical, Inc.* (Healthcare - Products)	1,790	24,863
NBT Bancorp, Inc. (Banks)	895	19,511
Neogen Corp.* (Pharmaceuticals)	537	17,023
NETGEAR, Inc.* (Telecommunications)	2,148	39,158
NetScout Systems, Inc.* (Computers)	1,432	17,599
Neutral Tandem, Inc.* (Telecommunications)	1,074	22,651
NewMarket Corp. (Chemicals)	537	50,209
Nutri/System, Inc. (Commercial Services)	1,969	42,373
Odyssey Healthcare, Inc.* (Healthcare - Services)	895	12,476
Oil States International, Inc.* (Oil & Gas Services)	3,222	110,966
Old Dominion Freight Line, Inc.* (Transportation)	1,790	46,522
Olympic Steel, Inc. (Iron/Steel)	358	9,057
Omnicell, Inc.* (Software)	1,074	10,568
optionsXpress Holdings, Inc. (Diversified Financial Services)	2,685	41,967
Orbital Sciences Corp.* (Aerospace/Defense)	3,580	46,110
P.F. Chang’s China Bistro, Inc.* (Retail)	1,611	47,025
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,074	10,912
Papa John’s International, Inc.* (Retail)	1,432	32,220
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	895	18,768

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
PAREXEL International Corp.* (Commercial Services)	1,611	$20,170
Park Electrochemical Corp. (Electronics)	1,253	28,167
PC-Tel, Inc.* (Internet)	537	3,147
Peet’s Coffee & Tea, Inc.* (Beverages)	358	12,172
Penn Virginia Corp. (Oil & Gas)	2,864	57,996
Perficient, Inc.* (Internet)	2,148	17,485
Pericom Semiconductor Corp.* (Semiconductors)	1,611	15,160
PetMed Express, Inc. (Pharmaceuticals)	1,432	22,468
Petroleum Development* (Oil & Gas)	1,253	20,925
PetroQuest Energy, Inc.* (Oil & Gas)	3,222	19,751
PharMerica Corp.* (Pharmaceuticals)	1,074	16,572
Phase Forward, Inc.* (Software)	895	11,733
Phoenix Technologies, Ltd.* (Software)	537	1,257
Piedmont Natural Gas Co., Inc. (Gas)	2,148	50,005
Pinnacle Entertainment, Inc.* (Entertainment)	1,969	16,638
Pinnacle Financial Partners, Inc.* (Banks)	1,969	25,006
Pioneer Drilling Co.* (Oil & Gas)	3,222	21,555
Plexus Corp.* (Electronics)	2,506	63,402
Polaris Industries, Inc. (Leisure Time)	1,253	52,714
Pool Corp. (Distribution/Wholesale)	3,043	59,582
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,074	49,554
Pre-Paid Legal Services, Inc. (Commercial Services)	537	21,233
PrivateBancorp, Inc. (Banks)	3,580	32,685
ProAssurance Corp.* (Insurance)	1,253	63,001
Progress Software Corp.* (Software)	1,253	28,944
Prosperity Bancshares, Inc. (Banks)	1,253	44,845
PSS World Medical, Inc.* (Healthcare - Products)	1,969	39,813
Quality Systems, Inc. (Software)	1,253	76,458
Radiant Systems, Inc.* (Computers)	1,074	10,568
RC2 Corp.* (Toys/Games/Hobbies)	537	7,013
Regal-Beloit Corp. (Hand/Machine Tools)	1,253	58,741
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,611	25,293
Res-Care, Inc.* (Healthcare - Services)	895	10,767
RLI Corp. (Insurance)	716	35,800
Rogers Corp.* (Electronics)	537	13,935
RTI International Metals, Inc.* (Mining)	716	14,828
Ruth’s Hospitality Group, Inc.* (Retail)	1,253	3,897
S&T Bancorp, Inc. (Banks)	358	5,639
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,043	55,961
Sanderson Farms, Inc. (Food)	537	19,649
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,074	13,532
ScanSource, Inc.* (Distribution/Wholesale)	1,074	27,269
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,253	101,831
Seahawk Drilling, Inc.* (Oil & Gas)	537	14,499
Selective Insurance Group, Inc. (Insurance)	1,611	24,681
Shuffle Master, Inc.* (Entertainment)	3,401	26,562
Sigma Designs, Inc.* (Semiconductors)	1,611	19,348
Signature Bank* (Banks)	2,506	79,089
Simmons First National Corp. - Class A (Banks)	358	10,475
Simpson Manufacturing Co., Inc. (Building Materials)	2,506	58,615
SkyWest, Inc. (Airlines)	3,580	50,013
Skyworks Solutions, Inc.* (Semiconductors)	4,296	44,807
Smith Micro Software, Inc.* (Software)	1,790	16,253
Sonic Corp.* (Retail)	1,611	15,063
Sonic Solutions* (Electronics)	1,074	5,220
Spartan Stores, Inc. (Food)	1,432	20,277
St. Mary Land & Exploration Co. (Oil & Gas)	3,938	134,286
Stamps.com, Inc.* (Internet)	895	8,986
Standard Microsystems Corp.* (Semiconductors)	716	13,790
Stanley, Inc.* (Engineering & Construction)	895	25,284
Stifel Financial Corp.* (Diversified Financial Services)	1,790	93,008
Stratasys, Inc.* (Computers)	1,253	19,772
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	358	3,802
Superior Well Services, Inc.* (Oil & Gas Services)	1,074	11,395
Supertex, Inc.* (Semiconductors)	537	13,022
SurModics, Inc.* (Healthcare - Products)	895	22,921
Swift Energy Co.* (Oil & Gas)	2,327	49,286
SWS Group, Inc. (Diversified Financial Services)	895	11,975
Sykes Enterprises, Inc.* (Computers)	2,148	50,994
Symmetricom, Inc.* (Telecommunications)	1,074	5,144
Symmetry Medical, Inc.* (Healthcare - Products)	2,327	18,616
Synaptics, Inc.* (Computers)	2,148	48,330
Take-Two Interactive Software, Inc.* (Software)	1,790	19,636
Taleo Corp. - Class A* (Software)	895	19,457
Tekelec* (Telecommunications)	1,790	26,886
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,327	79,490
TeleTech Holdings, Inc.* (Commercial Services)	1,790	32,023
Tetra Tech, Inc.* (Environmental Control)	1,253	32,240
TETRA Technologies, Inc.* (Oil & Gas Services)	4,833	45,720
Texas Roadhouse, Inc. - Class A* (Retail)	1,611	15,256
The Buckle, Inc. (Retail)	716	21,487
The Children’s Place Retail Stores, Inc.* (Retail)	1,611	50,666
The Geo Group, Inc.* (Commercial Services)	3,222	68,145
The Gymboree Corp.* (Apparel)	1,790	76,200

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
The Hain Celestial Group, Inc.* (Food)	1,253	$21,978
The Knot, Inc.* (Internet)	1,969	21,009
The Navigators Group, Inc.* (Insurance)	358	18,999
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,432	13,819
Tollgrade Communications, Inc.* (Telecommunications)	179	1,065
Tompkins Financial Corp. (Banks)	179	7,763
Toro Co. (Housewares)	2,327	86,146
Tower Group, Inc. (Insurance)	1,074	26,399
Tractor Supply Co.* (Retail)	2,327	104,017
TradeStation Group, Inc.* (Diversified Financial Services)	1,969	15,201
TreeHouse Foods, Inc.* (Food)	1,074	40,168
True Religion Apparel, Inc.* (Apparel)	1,611	41,515
TrueBlue, Inc.* (Commercial Services)	1,611	19,493
TTM Technologies, Inc.* (Electronics)	2,864	29,127
Tyler Technologies, Inc.* (Computers)	1,790	34,046
UCBH Holdings, Inc. (Banks)	4,117	4,035
Ultratech Stepper, Inc.* (Semiconductors)	537	6,938
UniFirst Corp. (Textiles)	358	15,072
United Community Banks, Inc.* (Banks)	3,401	13,808
United Natural Foods, Inc.* (Food)	1,790	43,157
United Online, Inc. (Internet)	5,370	42,960
United Stationers, Inc.* (Distribution/Wholesale)	716	33,752
Universal Electronics, Inc.* (Home Furnishings)	537	11,062
Universal Technical Institute, Inc.* (Commercial Services)	1,253	22,541
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,654	132,127
Viad Corp. (Commercial Services)	1,253	21,927
ViaSat, Inc.* (Telecommunications)	1,790	52,178
ViroPharma, Inc.* (Pharmaceuticals)	5,012	37,790
Volcom, Inc.* (Apparel)	1,074	17,839
WD-40 Co. (Household Products/Wares)	537	16,910
Websense, Inc.* (Internet)	2,864	45,996
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,432	56,521
Wilshire Bancorp, Inc. (Banks)	1,253	8,821
Winnebago Industries, Inc.* (Home Builders)	1,074	12,351
Wolverine World Wide, Inc. (Apparel)	1,790	45,788
World Acceptance Corp.* (Diversified Financial Services)	1,074	26,947
World Fuel Services Corp. (Retail)	1,253	63,715
Wright Express Corp.* (Commercial Services)	2,506	69,942
Zenith National Insurance Corp. (Insurance)	1,432	40,855
Zep, Inc. (Chemicals)	716	12,244
Zoll Medical Corp.* (Healthcare - Products)	537	10,429
Zumiez, Inc.* (Retail)	1,253	16,878

TOTAL COMMON STOCKS (Cost $9,439,818)		11,679,736

	Principal Amount
Repurchase Agreements (0.5%)
Bank of America, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $18,000 (Collateralized by $17,500 U.S. Treasury Note, 3.75%, 11/15/18, market value $18,450)	$18,000	18,000
Deutsche Bank, 0.01%, 11/2/09, dated 10/30/09, with a repurchase price of $11,000 (Collateralized by $12,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $11,993)	11,000	11,000
HSBC, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $22,000 (Collateralized by $21,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $23,253)	22,000	22,000
UMB, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $9,000 (Collateralized by $10,000 U.S. Treasury Note, 1.00%, 7/31/11, market value $10,067)	9,000	9,000

TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000

TOTAL INVESTMENT SECURITIES (Cost $9,499,818)—101.0%		11,739,736
Net other assets (liabilities) — (1.0)%		(120,772)

NET ASSETS — 100.0%		$11,618,964

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2009.

Small-Cap Growth ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$36,473	0.3%
Aerospace/Defense	362,225	3.1%
Airlines	50,013	0.4%
Apparel	436,029	3.8%
Auto Parts & Equipment	11,223	0.1%
Banks	452,713	3.9%
Beverages	170,417	1.5%
Biotechnology	131,168	1.1%
Building Materials	172,515	1.5%
Chemicals	128,835	1.1%
Commercial Services	759,725	6.5%
Computers	318,866	2.7%
Cosmetics/Personal Care	79,403	0.7%
Distribution/Wholesale	139,613	1.2%
Diversified Financial Services	384,411	3.3%
Electric	23,494	0.2%
Electrical Components & Equipment	59,817	0.5%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2009
(unaudited)

Electronics	576,014	5.0%
Energy - Alternate Sources	13,275	0.1%
Engineering & Construction	44,258	0.4%
Entertainment	43,200	0.4%
Environmental Control	89,409	0.8%
Food	201,353	1.7%
Forest Products & Paper	46,637	0.4%
Gas	71,993	0.6%
Hand/Machine Tools	58,741	0.5%
Healthcare - Products	517,535	4.5%
Healthcare - Services	556,219	4.8%
Home Builders	48,266	0.4%
Home Furnishings	21,176	0.2%
Household Products/Wares	29,175	0.3%
Housewares	86,146	0.7%
Insurance	335,052	2.9%
Internet	416,970	3.6%
Iron/Steel	9,057	0.1%
Leisure Time	66,697	0.6%
Lodging	4,969	NM
Machinery - Construction & Mining	28,819	0.2%
Machinery - Diversified	190,775	1.6%
Metal Fabricate/Hardware	120,759	1.0%
Mining	61,252	0.5%
Miscellaneous Manufacturing	235,238	2.0%
Oil & Gas	445,299	3.8%
Oil & Gas Services	618,045	5.3%
Pharmaceuticals	314,524	2.7%
REIT	62,843	0.5%
Retail	919,754	8.1%
Semiconductors	528,704	4.6%
Software	550,229	4.7%
Storage/Warehousing	18,168	0.2%
Telecommunications	349,240	3.0%
Textiles	15,072	0.1%
Toys/Games/Hobbies	22,296	0.2%
Transportation	245,637	2.1%
Other**	(60,772)	(0.5)%

Total	$11,618,964	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$11,679,736	$—	$11,679,736
Repurchase Agreements	—	60,000	60,000

Total Investment Securities	$11,679,736	$60,000	$11,739,736

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks † (98.2%)
ABB, Ltd. (Engineering & Construction)	18,984	$351,774
ACE, Ltd. (Insurance)	5,376	276,111
Alcon, Inc. (Healthcare - Products)	2,688	383,820
ArcelorMittal (Iron/Steel)	10,920	371,498
AstraZeneca PLC (Pharmaceuticals)	9,240	414,968
Barclays PLC* (Banks)	18,312	382,721
BHP Billiton PLC (Mining)	13,272	719,342
BP PLC (Oil & Gas)	13,440	760,973
Covidien PLC (Healthcare - Products)	7,056	297,199
Credit Suisse Group (Diversified Financial Services)	8,232	438,766
Deutsche Bank AG (Banks)	5,040	361,015
Diageo PLC (Beverages)	5,544	360,471
DryShips, Inc.* (Transportation)	27,720	167,429
GlaxoSmithKline PLC (Pharmaceuticals)	13,944	573,935
HSBC Holdings PLC (Banks)	15,120	837,497
Nokia, Corp. (Telecommunications)	24,528	309,298
Novartis AG (Pharmaceuticals)	13,104	680,753
Rio Tinto PLC (Mining)	2,184	388,817
Royal Dutch Shell PLC - Class A (Oil & Gas)	13,272	788,489
Sanofi-Aventis (Pharmaceuticals)	14,616	539,623
SAP AG (Software)	8,232	372,663
Siemens AG (Miscellaneous Manufacturing)	5,376	483,947
Telefonaktiebolaget LM Ericsson (Telecommunications)	31,752	330,221
Tenaris S.A. (Iron/Steel)	8,400	299,208
Total Fina S.A. (Oil & Gas)	10,752	645,873
Transocean, Ltd.* (Oil & Gas)	3,528	296,034
Tyco International, Ltd. (Miscellaneous Manufacturing)	8,736	293,093
UBS AG* (Diversified Financial Services)	22,848	379,048
Unilever N.V. (Food)	17,304	534,521
Vodafone Group PLC (Telecommunications)	26,712	592,739

TOTAL COMMON STOCKS (Cost $11,068,764)		13,631,846

	Principal Amount
Repurchase Agreements (1.0%)
Bank of America, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $43,000 (Collateralized by $41,700 U.S. Treasury Note, 3.75%, 11/15/18, market value $43,964)	$43,000	43,000
Deutsche Bank, 0.01%, 11/2/09, dated 10/30/09, with a repurchase price of $28,000 (Collateralized by $29,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $28,983)	28,000	28,000
HSBC, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $53,000 (Collateralized by $51,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $56,471)	53,000	53,000
UMB, 0.02%, 11/2/09, dated 10/30/09, with a repurchase price of $17,000 (Collateralized by $18,000 Federal Farm Credit Bank, 4.00%, 3/6/13, market value $18,327)	$17,000	17,000

TOTAL REPURCHASE AGREEMENTS (Cost $141,000)		141,000

TOTAL INVESTMENT SECURITIES (Cost $11,209,764)—99.2%		13,772,846
Net other assets (liabilities) — 0.8%		115,086

NET ASSETS — 100.0%		$13,887,932

†	As of October 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/18/09 (Underlying notional amount at value $206,300)	4	$(4,311)

Europe 30 ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Banks	$1,581,233	11.4%
Beverages	360,471	2.6%
Diversified Financial Services	817,814	5.9%
Engineering & Construction	351,774	2.5%
Food	534,521	3.8%
Healthcare - Products	681,019	4.9%
Insurance	276,111	2.0%
Iron/Steel	670,706	4.9%
Mining	1,108,159	8.0%
Miscellaneous Manufacturing	777,040	5.6%
Oil & Gas	2,491,369	17.9%
Pharmaceuticals	2,209,279	15.9%
Software	372,663	2.7%
Telecommunications	1,232,258	8.9%
Transportation	167,429	1.2%
Other**	256,086	1.8%

Total	$13,887,932	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2009:

	Value	% of Net Assets
Finland	$309,298	2.2%
France	1,185,496	8.5%
Germany	1,217,625	8.8%
Greece	167,429	1.2%
Ireland	297,199	2.1%
Luxembourg	670,706	4.8%
Netherlands	534,521	3.9%
Sweden	330,221	2.4%
Switzerland	3,099,399	22.3%
United Kingdom	5,819,952	42.0%
Other**	256,086	1.8%

Total	$13,887,932	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$13,631,846	$—	$13,631,846
Repurchase Agreements	—	141,000	141,000

Total Investment Securities	13,631,846	141,000	13,772,846

Other Financial Instruments^	(4,311)	—	(4,311)

Total Investments	$13,627,535	$141,000	$13,768,535

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (45.0%)
3M Co. (Miscellaneous Manufacturing)	2,944	$216,590
Abbott Laboratories (Pharmaceuticals)	6,509	329,160
Abercrombie & Fitch Co. - Class A (Retail)	368	12,078
Adobe Systems, Inc.* (Software)	2,208	72,732
Advanced Micro Devices, Inc.* (Semiconductors)	2,369	10,897
Aetna, Inc. (Healthcare - Services)	1,840	47,895
Affiliated Computer Services, Inc. - Class A* (Computers)	414	21,565
AFLAC, Inc. (Insurance)	1,978	82,067
Agilent Technologies, Inc.* (Electronics)	1,449	35,848
Air Products & Chemicals, Inc. (Chemicals)	874	67,412
Airgas, Inc. (Chemicals)	345	15,304
AK Steel Holding Corp. (Iron/Steel)	460	7,300
Akamai Technologies, Inc.* (Internet)	736	16,192
Alcoa, Inc. (Mining)	4,117	51,133
Allegheny Energy, Inc. (Electric)	713	16,271
Allegheny Technologies, Inc. (Iron/Steel)	414	12,776
Allergan, Inc. (Pharmaceuticals)	1,288	72,450
Allstate Corp. (Insurance)	2,254	66,651
Altera Corp. (Semiconductors)	1,242	24,579
Altria Group, Inc. (Agriculture)	8,740	158,281
Amazon.com, Inc.* (Internet)	1,403	166,690
Ameren Corp. (Electric)	989	24,072
American Electric Power, Inc. (Electric)	2,001	60,470
American Express Co. (Diversified Financial Services)	5,014	174,688
American International Group, Inc.* (Insurance)	575	19,332
American Tower Corp.* (Telecommunications)	1,656	60,974
Ameriprise Financial, Inc. (Diversified Financial Services)	1,081	37,478
AmerisourceBergen Corp. (Pharmaceuticals)	1,242	27,510
Amgen, Inc.* (Biotechnology)	4,278	229,857
Amphenol Corp. - Class A (Electronics)	713	28,606
Anadarko Petroleum Corp. (Oil & Gas)	2,070	126,125
Analog Devices, Inc. (Semiconductors)	1,219	31,243
AON Corp. (Insurance)	1,150	44,287
Apache Corp. (Oil & Gas)	1,426	134,215
Apartment Investment and Management Co. - Class A (REIT)	483	5,965
Apollo Group, Inc. - Class A* (Commercial Services)	529	30,206
Apple Computer, Inc.* (Computers)	3,772	711,022
Applied Materials, Inc. (Semiconductors)	5,612	68,466
Archer-Daniels-Midland Co. (Agriculture)	2,714	81,746
Assurant, Inc. (Insurance)	506	15,145
AT&T, Inc. (Telecommunications)	24,863	638,233
Autodesk, Inc.* (Software)	966	24,082
Automatic Data Processing, Inc. (Software)	2,116	84,217
AutoNation, Inc.* (Retail)	391	6,741
AutoZone, Inc.* (Retail)	138	18,673
Avalonbay Communities, Inc. (REIT)	345	23,729
Avery Dennison Corp. (Household Products/Wares)	483	17,219
Avon Products, Inc. (Cosmetics/Personal Care)	1,794	57,498
Baker Hughes, Inc. (Oil & Gas Services)	1,311	55,154
Ball Corp. (Packaging & Containers)	391	19,288
Bank of America Corp. (Banks)	36,455	531,514
Bank of New York Mellon Corp. (Banks)	5,060	134,900
Bard (C.R.), Inc. (Healthcare - Products)	414	31,079
Baxter International, Inc. (Healthcare - Products)	2,530	136,772
BB&T Corp. (Banks)	2,875	68,741
Becton, Dickinson & Co. (Healthcare - Products)	1,012	69,180
Bed Bath & Beyond, Inc.* (Retail)	1,104	38,872
Bemis Co., Inc. (Packaging & Containers)	460	11,882
Best Buy Co., Inc. (Retail)	1,449	55,323
Big Lots, Inc.* (Retail)	345	8,642
Biogen Idec, Inc.* (Biotechnology)	1,219	51,356
BJ Services Co. (Oil & Gas Services)	1,242	23,846
Black & Decker Corp. (Hand/Machine Tools)	253	11,947
BMC Software, Inc.* (Software)	782	29,059
Boeing Co. (Aerospace/Defense)	3,059	146,220
Boston Properties, Inc. (REIT)	575	34,943
Boston Scientific Corp.* (Healthcare - Products)	6,348	51,546
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,349	182,008
Broadcom Corp. - Class A* (Semiconductors)	1,817	48,350
Brown-Forman Corp. (Beverages)	460	22,453
Burlington Northern Santa Fe Corp. (Transportation)	1,104	83,153
C.H. Robinson Worldwide, Inc. (Transportation)	713	39,293
CA, Inc. (Software)	1,679	35,125
Cabot Oil & Gas Corp. (Oil & Gas)	437	16,811
Cameron International Corp.* (Oil & Gas Services)	920	34,012
Campbell Soup Co. (Food)	805	25,559
Capital One Financial Corp. (Diversified Financial Services)	1,909	69,869
Cardinal Health, Inc. (Pharmaceuticals)	1,518	43,020
CareFusion Corp.* (Healthcare - Products)	759	16,979
Carnival Corp. - Class A (Leisure Time)	1,840	53,581
Caterpillar, Inc. (Machinery - Construction & Mining)	2,622	144,367
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,012	10,474
CBS Corp. - Class B (Media)	2,852	33,568
Celgene Corp.* (Biotechnology)	1,932	98,629

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
CenterPoint Energy, Inc. (Electric)	1,633	$20,576
CenturyTel, Inc. (Telecommunications)	1,242	40,315
Cephalon, Inc.* (Pharmaceuticals)	322	17,575
CF Industries Holdings, Inc. (Chemicals)	207	17,233
Chesapeake Energy Corp. (Oil & Gas)	2,714	66,493
Chevron Corp. (Oil & Gas)	8,441	646,074
Chubb Corp. (Insurance)	1,472	71,421
Ciena Corp.* (Telecommunications)	391	4,586
CIGNA Corp. (Insurance)	1,150	32,016
Cincinnati Financial Corp. (Insurance)	690	17,498
Cintas Corp. (Textiles)	552	15,285
Cisco Systems, Inc.* (Telecommunications)	24,311	555,506
Citigroup, Inc. (Diversified Financial Services)	54,970	224,827
Citrix Systems, Inc.* (Software)	782	28,746
Clorox Co. (Household Products/Wares)	598	35,420
CME Group, Inc. (Diversified Financial Services)	276	83,520
CMS Energy Corp. (Electric)	966	12,848
Coach, Inc. (Apparel)	1,334	43,982
Coca-Cola Co. (Beverages)	9,775	521,105
Coca-Cola Enterprises, Inc. (Beverages)	1,334	25,439
Cognizant Technology Solutions Corp.* (Computers)	1,242	48,003
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,093	164,573
Comcast Corp. - Class A (Media)	12,098	175,421
Comerica, Inc. (Banks)	644	17,871
Computer Sciences Corp.* (Computers)	644	32,657
Compuware Corp.* (Software)	1,012	7,145
ConAgra Foods, Inc. (Food)	1,863	39,123
ConocoPhillips (Oil & Gas)	6,256	313,926
CONSOL Energy, Inc. (Coal)	759	32,493
Consolidated Edison, Inc. (Electric)	1,150	46,782
Constellation Brands, Inc.* (Beverages)	828	13,099
Constellation Energy Group, Inc. (Electric)	851	26,313
Convergys Corp.* (Commercial Services)	529	5,740
Corning, Inc. (Telecommunications)	6,555	95,769
Costco Wholesale Corp. (Retail)	1,840	104,604
Coventry Health Care, Inc.* (Healthcare - Services)	621	12,314
CSX Corp. (Transportation)	1,656	69,850
Cummins, Inc. (Machinery - Diversified)	851	36,644
CVS Corp. (Retail)	6,072	214,342
D.R. Horton, Inc. (Home Builders)	1,173	12,856
Danaher Corp. (Miscellaneous Manufacturing)	1,081	73,757
Darden Restaurants, Inc. (Retail)	598	18,125
DaVita, Inc.* (Healthcare - Services)	437	23,174
Dean Foods Co.* (Food)	759	13,837
Deere & Co. (Machinery - Diversified)	1,771	80,669
Dell, Inc.* (Computers)	7,245	104,980
Denbury Resources, Inc.* (Oil & Gas)	1,058	15,447
DENTSPLY International, Inc. (Healthcare - Products)	621	20,468
Devon Energy Corp. (Oil & Gas)	1,863	120,555
DeVry, Inc. (Commercial Services)	253	13,988
Diamond Offshore Drilling, Inc. (Oil & Gas)	299	28,480
DIRECTV Group, Inc.* (Media)	1,886	49,602
Discover Financial Services (Diversified Financial Services)	2,254	31,872
Dominion Resources, Inc. (Electric)	2,507	85,464
Dover Corp. (Miscellaneous Manufacturing)	782	29,466
Dr. Pepper Snapple Group, Inc.* (Beverages)	1,081	29,468
DTE Energy Co. (Electric)	690	25,516
Duke Energy Corp. (Electric)	5,474	86,599
Dun & Bradstreet Corp. (Software)	230	17,609
Dynegy, Inc. - Class A* (Electric)	2,139	4,278
E* TRADE Financial Corp.* (Diversified Financial Services)	5,957	8,697
E.I. du Pont de Nemours & Co. (Chemicals)	3,818	121,489
Eastman Chemical Co. (Chemicals)	299	15,700
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,127	4,226
Eaton Corp. (Miscellaneous Manufacturing)	690	41,711
eBay, Inc.* (Internet)	4,738	105,515
Ecolab, Inc. (Chemicals)	989	43,476
Edison International (Electric)	1,380	43,912
El Paso Corp. (Pipelines)	2,944	28,881
Electronic Arts, Inc.* (Software)	1,357	24,752
Eli Lilly & Co. (Pharmaceuticals)	4,255	144,713
EMC Corp.* (Computers)	8,510	140,160
Emerson Electric Co. (Electrical Components & Equipment)	3,174	119,819
Ensco International, Inc. (Oil & Gas)	598	27,382
Entergy Corp. (Electric)	828	63,524
EOG Resources, Inc. (Oil & Gas)	1,058	86,396
EQT Corp. (Oil & Gas)	552	23,107
Equifax, Inc. (Commercial Services)	529	14,484
Equity Residential Properties Trust (REIT)	1,150	33,212
Exelon Corp. (Electric)	2,783	130,690
Expedia, Inc.* (Internet)	897	20,335
Expeditors International of Washington, Inc. (Transportation)	897	28,901
Express Scripts, Inc.* (Pharmaceuticals)	1,150	91,908
Exxon Mobil Corp. (Oil & Gas)	20,263	1,452,249
Family Dollar Stores, Inc. (Retail)	598	16,923
Fastenal Co. (Distribution/Wholesale)	552	19,044
Federated Investors, Inc. - Class B (Diversified Financial Services)	368	9,660
FedEx Corp. (Transportation)	1,311	95,297
Fidelity National Information Services, Inc. (Software)	1,334	29,028
Fifth Third Bancorp (Banks)	3,358	30,021
First Horizon National Corp.* (Banks)	921	10,894
First Solar, Inc.* (Energy - Alternate Sources)	207	25,240
FirstEnergy Corp. (Electric)	1,288	55,745

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Fiserv, Inc.* (Software)	644	$29,540
FLIR Systems, Inc.* (Electronics)	644	17,910
Flowserve Corp. (Machinery - Diversified)	230	22,588
Fluor Corp. (Engineering & Construction)	759	33,715
FMC Corp. (Chemicals)	299	15,279
FMC Technologies, Inc.* (Oil & Gas Services)	506	26,616
Ford Motor Co.* (Auto Manufacturers)	13,570	94,990
Forest Laboratories, Inc.* (Pharmaceuticals)	1,265	35,003
Fortune Brands, Inc. (Household Products/Wares)	644	25,084
FPL Group, Inc. (Electric)	1,725	84,698
Franklin Resources, Inc. (Diversified Financial Services)	621	64,975
Freeport-McMoRan Copper & Gold, Inc. - Class B* (Mining)	1,725	126,546
Frontier Communications Corp. (Telecommunications)	1,311	9,400
GameStop Corp. - Class A* (Retail)	690	16,760
Gannett Co., Inc. (Media)	989	9,712
General Dynamics Corp. (Aerospace/Defense)	1,633	102,389
General Electric Co. (Miscellaneous Manufacturing)	44,781	638,577
General Mills, Inc. (Food)	1,380	90,970
Genuine Parts Co. (Distribution/Wholesale)	667	23,338
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	2,024	21,495
Genzyme Corp.* (Biotechnology)	1,150	58,190
Gilead Sciences, Inc.* (Pharmaceuticals)	3,818	162,456
Goodrich Corp. (Aerospace/Defense)	529	28,751
Google, Inc. - Class A* (Internet)	1,012	542,553
H & R Block, Inc. (Commercial Services)	1,403	25,731
Halliburton Co. (Oil & Gas Services)	3,795	110,852
Harley-Davidson, Inc. (Leisure Time)	989	24,646
Harman International Industries, Inc. (Home Furnishings)	299	11,245
Harris Corp. (Telecommunications)	552	23,029
Hartford Financial Services Group, Inc. (Insurance)	1,610	39,477
Hasbro, Inc. (Toys/Games/Hobbies)	529	14,426
HCP, Inc. (REIT)	1,242	36,751
Health Care REIT, Inc. (REIT)	506	22,451
Heinz (H.J.) Co. (Food)	1,334	53,680
Hess Corp. (Oil & Gas)	1,219	66,728
Hewlett-Packard Co. (Computers)	9,982	473,746
Home Depot, Inc. (Retail)	7,176	180,046
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,174	113,915
Hormel Foods Corp. (Food)	299	10,902
Hospira, Inc.* (Pharmaceuticals)	690	30,802
Host Marriott Corp. (REIT)	2,553	25,811
Hudson City Bancorp, Inc. (Savings & Loans)	1,978	25,991
Humana, Inc.* (Healthcare - Services)	713	26,795
Huntington Bancshares, Inc. (Banks)	2,898	11,041
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,633	74,987
IMS Health, Inc. (Software)	759	12,440
Integrys Energy Group, Inc. (Electric)	322	11,141
Intel Corp. (Semiconductors)	23,598	450,958
IntercontinentalExchange, Inc.* (Diversified Financial Services)	299	29,957
International Business Machines Corp. (Computers)	5,520	665,767
International Flavors & Fragrances, Inc. (Chemicals)	322	12,265
International Game Technology (Entertainment)	1,242	22,157
International Paper Co. (Forest Products & Paper)	1,817	40,537
Interpublic Group of Cos., Inc.* (Advertising)	2,047	12,323
Intuit, Inc.* (Software)	1,357	39,448
Intuitive Surgical, Inc.* (Healthcare - Products)	161	39,662
Invesco, Ltd. (Diversified Financial Services)	1,748	36,970
Iron Mountain, Inc.* (Commercial Services)	759	18,542
ITT Industries, Inc. (Miscellaneous Manufacturing)	759	38,481
J.C. Penney Co., Inc. (Retail)	989	32,766
J.P. Morgan Chase & Co. (Diversified Financial Services)	16,583	692,672
Jabil Circuit, Inc. (Electronics)	782	10,463
Jacobs Engineering Group, Inc.* (Engineering & Construction)	529	22,371
Janus Capital Group, Inc. (Diversified Financial Services)	759	9,958
JDS Uniphase Corp.* (Telecommunications)	920	5,143
JM Smucker Co. (Food)	506	26,681
Johnson & Johnson (Healthcare - Products)	11,615	685,866
Johnson Controls, Inc. (Auto Parts & Equipment)	2,783	66,569
Juniper Networks, Inc.* (Telecommunications)	2,208	56,326
KB Home (Home Builders)	322	4,566
Kellogg Co. (Food)	1,081	55,715
KeyCorp (Banks)	3,703	19,959
Kimberly-Clark Corp. (Household Products/Wares)	1,748	106,908
Kimco Realty Corp. (REIT)	1,587	20,060
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,035	10,485
KLA -Tencor Corp. (Semiconductors)	713	23,180
Kohls Corp.* (Retail)	1,288	73,699
Kraft Foods, Inc. (Food)	6,210	170,899
Kroger Co. (Food)	2,737	63,307
L-3 Communications Holdings, Inc. (Aerospace/Defense)	483	34,916
Laboratory Corp. of America Holdings* (Healthcare - Services)	460	31,689
Legg Mason, Inc. (Diversified Financial Services)	690	20,086
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	667	12,893

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Lennar Corp. - Class A (Home Builders)	644	$8,114
Leucadia National Corp.* (Holding Companies - Diversified)	805	18,088
Lexmark International, Inc. - Class A* (Computers)	322	8,211
Life Technologies Corp.* (Biotechnology)	736	34,717
Limited, Inc. (Retail)	1,127	19,835
Lincoln National Corp. (Insurance)	1,265	30,145
Linear Technology Corp. (Semiconductors)	943	24,405
Lockheed Martin Corp. (Aerospace/Defense)	1,357	93,348
Loews Corp. (Insurance)	1,541	51,007
Lorillard, Inc. (Agriculture)	690	53,627
Lowe’s Cos., Inc. (Retail)	6,233	121,980
LSI Logic Corp.* (Semiconductors)	2,737	14,013
M&T Bank Corp. (Banks)	345	21,683
Macy’s, Inc. (Retail)	1,771	31,116
Marathon Oil Corp. (Oil & Gas)	2,990	95,590
Marriott International, Inc. - Class A (Lodging)	1,058	26,513
Marsh & McLennan Cos., Inc. (Insurance)	2,208	51,800
Marshall & Ilsley Corp. (Banks)	1,955	10,401
Masco Corp. (Building Materials)	1,518	17,837
Massey Energy Co. (Coal)	368	10,705
MasterCard, Inc. - Class A (Software)	414	90,674
Mattel, Inc. (Toys/Games/Hobbies)	1,518	28,736
MBIA, Inc.* (Insurance)	667	2,708
McAfee, Inc.* (Internet)	667	27,934
McCormick & Co., Inc. (Food)	552	19,326
McDonald’s Corp. (Retail)	4,600	269,606
McGraw-Hill Cos., Inc. (Media)	1,334	38,393
McKesson Corp. (Commercial Services)	1,127	66,189
MeadWestvaco Corp. (Forest Products & Paper)	713	16,278
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,001	112,296
Medtronic, Inc. (Healthcare - Products)	4,669	166,683
MEMC Electronic Materials, Inc.* (Semiconductors)	943	11,712
Merck & Co., Inc. (Pharmaceuticals)	8,878	274,597
Meredith Corp. (Media)	161	4,357
MetLife, Inc. (Insurance)	3,450	117,404
MetroPCS Communications, Inc.* (Telecommunications)	1,104	6,878
Microchip Technology, Inc. (Semiconductors)	782	18,737
Micron Technology, Inc.* (Semiconductors)	3,565	24,206
Microsoft Corp. (Software)	32,660	905,662
Millipore Corp.* (Biotechnology)	230	15,412
Molex, Inc. (Electrical Components & Equipment)	575	10,735
Molson Coors Brewing Co. - Class B (Beverages)	667	32,663
Monsanto Co. (Agriculture)	2,300	154,514
Monster Worldwide, Inc.* (Internet)	529	7,681
Moody’s Corp. (Commercial Services)	828	19,607
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,727	183,951
Motorola, Inc. (Telecommunications)	9,683	82,983
Murphy Oil Corp. (Oil & Gas)	805	49,218
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,288	20,917
Nabors Industries, Ltd.* (Oil & Gas)	1,196	24,913
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	598	10,800
National Semiconductor Corp. (Semiconductors)	989	12,798
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,771	72,593
NetApp, Inc.* (Computers)	1,426	38,573
Newell Rubbermaid, Inc. (Housewares)	1,173	17,020
Newmont Mining Corp. (Mining)	2,070	89,962
News Corp. - Class A (Media)	9,476	109,164
Nicor, Inc. (Gas)	184	6,823
NIKE, Inc. - Class B (Apparel)	1,633	101,540
NiSource, Inc. (Electric)	1,150	14,858
Noble Energy, Inc. (Oil & Gas)	736	48,304
Nordstrom, Inc. (Retail)	690	21,928
Norfolk Southern Corp. (Transportation)	1,541	71,841
Northeast Utilities System (Electric)	736	16,965
Northern Trust Corp. (Banks)	1,012	50,853
Northrop Grumman Corp. (Aerospace/Defense)	1,334	66,873
Novell, Inc.* (Software)	1,472	6,020
Novellus Systems, Inc.* (Semiconductors)	414	8,520
Nucor Corp. (Iron/Steel)	1,334	53,160
NVIDIA Corp.* (Semiconductors)	2,300	27,508
NYSE Euronext (Diversified Financial Services)	1,104	28,538
O’Reilly Automotive, Inc.* (Retail)	575	21,436
Occidental Petroleum Corp. (Oil & Gas)	3,427	260,041
Office Depot, Inc.* (Retail)	1,150	6,958
Omnicom Group, Inc. (Advertising)	1,311	44,941
Oracle Corp. (Software)	16,468	347,475
Owens-Illinois, Inc.* (Packaging & Containers)	713	22,730
PACCAR, Inc. (Auto Manufacturers)	1,541	57,649
Pactiv Corp.* (Packaging & Containers)	552	12,746
Pall Corp. (Miscellaneous Manufacturing)	506	16,060
Parker Hannifin Corp. (Miscellaneous Manufacturing)	667	35,324
Patterson Cos., Inc.* (Healthcare - Products)	391	9,982
Paychex, Inc. (Commercial Services)	1,357	38,552
Peabody Energy Corp. (Coal)	1,127	44,618
People’s United Financial, Inc. (Banks)	1,472	23,596
Pepco Holdings, Inc. (Electric)	920	13,736
PepsiCo, Inc. (Beverages)	6,555	396,905
PerkinElmer, Inc. (Electronics)	483	8,989
Pfizer, Inc. (Pharmaceuticals)	34,208	582,562
PG&E Corp. (Electric)	1,564	63,952
Philip Morris International, Inc. (Commercial Services)	8,142	385,605

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Pinnacle West Capital Corp. (Electric)	437	$13,687
Pioneer Natural Resources Co. (Oil & Gas)	483	19,856
Pitney Bowes, Inc. (Office/Business Equipment)	874	21,413
Plum Creek Timber Co., Inc. (Forest Products & Paper)	690	21,590
PNC Financial Services Group (Banks)	1,955	95,678
Polo Ralph Lauren Corp. (Apparel)	253	18,828
PPG Industries, Inc. (Chemicals)	690	38,937
PPL Corp. (Electric)	1,587	46,721
Praxair, Inc. (Chemicals)	1,288	102,319
Precision Castparts Corp. (Metal Fabricate/Hardware)	598	57,037
Principal Financial Group, Inc. (Insurance)	1,334	33,403
Procter & Gamble Co. (Cosmetics/Personal Care)	12,305	713,690
Progress Energy, Inc. (Electric)	1,173	44,023
Progress Energy, Inc.CVO* (Electric)	987	158
Progressive Corp.* (Insurance)	2,852	45,632
ProLogis (REIT)	1,863	21,108
Prudential Financial, Inc. (Insurance)	1,955	88,425
Public Service Enterprise Group, Inc. (Electric)	2,139	63,742
Public Storage, Inc. (REIT)	575	42,320
Pulte Homes, Inc. (Home Builders)	1,334	12,019
QLogic Corp.* (Semiconductors)	506	8,875
Qualcomm, Inc. (Telecommunications)	7,015	290,491
Quanta Services, Inc.* (Commercial Services)	874	18,529
Quest Diagnostics, Inc. (Healthcare - Services)	667	37,305
Questar Corp. (Pipelines)	736	29,322
Qwest Communications International, Inc. (Telecommunications)	6,256	22,459
R.R. Donnelley & Sons Co. (Commercial Services)	874	17,550
RadioShack Corp. (Retail)	529	8,935
Range Resources Corp. (Oil & Gas)	667	33,383
Raytheon Co. (Aerospace/Defense)	1,633	73,942
Red Hat, Inc.* (Software)	782	20,183
Regions Financial Corp. (Banks)	5,014	24,268
Republic Services, Inc. (Environmental Control)	1,357	35,160
Reynolds American, Inc. (Agriculture)	713	34,566
Robert Half International, Inc. (Commercial Services)	644	14,941
Rockwell Automation, Inc. (Machinery - Diversified)	598	24,488
Rockwell Collins, Inc. (Aerospace/Defense)	667	33,603
Rowan Cos., Inc. (Oil & Gas)	483	11,230
Ryder System, Inc. (Transportation)	230	9,327
Safeway, Inc. (Food)	1,748	39,033
Salesforce.com, Inc.* (Software)	460	26,105
SanDisk Corp.* (Computers)	966	19,784
Sara Lee Corp. (Food)	2,921	32,978
SCANA Corp. (Electric)	460	15,566
Schering-Plough Corp. (Pharmaceuticals)	6,877	193,931
Schlumberger, Ltd. (Oil & Gas Services)	5,037	313,301
Scripps Networks Interactive - Class A (Entertainment)	368	13,896
Sealed Air Corp. (Packaging & Containers)	667	12,826
Sears Holdings Corp.* (Retail)	207	14,047
Sempra Energy (Gas)	1,035	53,251
Sherwin-Williams Co. (Chemicals)	414	23,615
Sigma-Aldrich Corp. (Chemicals)	506	26,277
Simon Property Group, Inc. (REIT)	1,200	81,468
SLM Corp.* (Diversified Financial Services)	1,978	19,187
Smith International, Inc. (Oil & Gas Services)	920	25,512
Snap-on, Inc. (Hand/Machine Tools)	253	9,242
Southern Co. (Electric)	3,358	104,736
Southwest Airlines Co. (Airlines)	3,128	26,275
Southwestern Energy Co.* (Oil & Gas)	1,449	63,147
Spectra Energy Corp. (Pipelines)	2,714	51,892
Sprint Nextel Corp.* (Telecommunications)	12,121	35,878
St. Jude Medical, Inc.* (Healthcare - Products)	1,472	50,166
Staples, Inc. (Retail)	3,036	65,881
Starbucks Corp.* (Retail)	3,105	58,933
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	782	22,725
State Street Corp. (Banks)	2,093	87,864
Stericycle, Inc.* (Environmental Control)	368	19,272
Stryker Corp. (Healthcare - Products)	1,196	55,016
Sun Microsystems, Inc.* (Computers)	3,174	25,963
Sunoco, Inc. (Oil & Gas)	483	14,876
SunTrust Banks, Inc. (Banks)	2,093	39,997
SuperValu, Inc. (Food)	897	14,235
Symantec Corp.* (Internet)	3,427	60,247
Sysco Corp. (Food)	2,484	65,702
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,081	52,677
Target Corp. (Retail)	3,174	153,717
TECO Energy, Inc. (Electric)	897	12,863
Tellabs, Inc.* (Telecommunications)	1,679	10,108
Tenet Healthcare Corp.* (Healthcare - Services)	1,817	9,303
Teradata Corp.* (Computers)	713	19,878
Teradyne, Inc.* (Semiconductors)	736	6,160
Tesoro Petroleum Corp. (Oil & Gas)	598	8,456
Texas Instruments, Inc. (Semiconductors)	5,313	124,590
Textron, Inc. (Miscellaneous Manufacturing)	1,150	20,447
The AES Corp.* (Electric)	2,806	36,674
The Charles Schwab Corp. (Diversified Financial Services)	4,002	69,395
The Dow Chemical Co. (Chemicals)	4,830	113,408
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	506	21,505
The Gap, Inc. (Retail)	2,024	43,192
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,162	367,908

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,012	$13,035
The Hershey Co. (Food)	690	26,075
The New York Times Co. - Class A (Media)	483	3,850
The Pepsi Bottling Group, Inc. (Beverages)	598	22,389
The Stanley Works (Hand/Machine Tools)	345	15,604
The Travelers Cos., Inc. (Insurance)	2,392	119,098
The Williams Cos., Inc. (Pipelines)	2,461	46,390
Thermo Fisher Scientific, Inc.* (Electronics)	1,725	77,625
Tiffany & Co. (Retail)	529	20,784
Time Warner Cable, Inc. (Media)	1,495	58,963
Time Warner, Inc. (Media)	4,991	150,329
Titanium Metals Corp. (Mining)	368	3,165
TJX Cos., Inc. (Retail)	1,794	67,006
Torchmark Corp. (Insurance)	345	14,007
Total System Services, Inc. (Software)	828	13,223
Tyson Foods, Inc. - Class A (Food)	1,288	16,126
U.S. Bancorp (Banks)	8,050	186,921
Union Pacific Corp. (Transportation)	2,116	116,676
United Parcel Service, Inc. - Class B (Transportation)	4,186	224,704
United States Steel Corp. (Iron/Steel)	598	20,625
United Technologies Corp. (Aerospace/Defense)	3,956	243,096
UnitedHealth Group, Inc. (Healthcare - Services)	4,899	127,129
UnumProvident Corp. (Insurance)	1,403	27,990
V.F. Corp. (Apparel)	368	26,143
Valero Energy Corp. (Oil & Gas)	2,369	42,879
Varian Medical Systems, Inc.* (Healthcare - Products)	529	21,678
Ventas, Inc. (REIT)	667	26,767
VeriSign, Inc.* (Internet)	805	18,362
Verizon Communications, Inc. (Telecommunications)	11,960	353,896
Viacom, Inc. - Class B* (Media)	2,553	70,437
Vornado Realty Trust (REIT)	667	39,727
Vulcan Materials Co. (Building Materials)	529	24,350
W.W. Grainger, Inc. (Distribution/Wholesale)	253	23,714
Wal-Mart Stores, Inc. (Retail)	9,108	452,485
Walgreen Co. (Retail)	4,186	158,356
Walt Disney Co. (Media)	7,843	214,663
Washington Post Co. - Class B (Media)	23	9,936
Waste Management, Inc. (Environmental Control)	2,070	61,852
Waters Corp.* (Electronics)	414	23,776
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	437	15,042
WellPoint, Inc.* (Healthcare - Services)	2,001	93,567
Wells Fargo & Co. (Banks)	19,688	541,814
Western Digital Corp.* (Computers)	943	31,760
Western Union Co. (Commercial Services)	2,967	53,910
Weyerhaeuser Co. (Forest Products & Paper)	897	32,597
Whirlpool Corp. (Home Furnishings)	322	23,052
Whole Foods Market, Inc.* (Food)	598	19,172
Windstream Corp. (Telecommunications)	1,840	17,738
Wisconsin Energy Corp. (Electric)	483	21,093
Wyndham Worldwide Corp. (Lodging)	759	12,941
Wynn Resorts, Ltd.* (Lodging)	299	16,212
Xcel Energy, Inc. (Electric)	1,909	35,966
Xerox Corp. (Office/Business Equipment)	3,657	27,501
Xilinx, Inc. (Semiconductors)	1,173	25,513
XL Capital, Ltd. - Class A (Insurance)	1,449	23,778
XTO Energy, Inc. (Oil & Gas)	2,438	101,323
Yahoo!, Inc.* (Internet)	5,037	80,088
YUM! Brands, Inc. (Retail)	1,955	64,417
Zimmer Holdings, Inc.* (Healthcare - Products)	897	47,155
Zions Bancorp (Banks)	529	7,491

TOTAL COMMON STOCKS (Cost $29,884,516)		38,450,844

	Principal Amount
Repurchase Agreements (21.6%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,640,009 (Collateralized by $5,457,100 U.S. Treasury Notes, 3.75%, 11/15/18, market value $5,753,402)	$5,640,000	5,640,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,687,003 (Collateralized by $3,764,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $3,761,831)	3,687,000	3,687,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $6,943,012 (Collateralized by $6,495,000 of various U.S. Government Agency Obligations, 4.75%–6.00%, 5/15/11-3/5/12, market value $7,083,426)	6,943,000	6,943,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,178,004 (Collateralized by $2,201,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $2,234,413)	2,178,000	2,178,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,448,000)		18,448,000

TOTAL INVESTMENT SECURITIES (Cost $48,332,516)—66.6%		56,898,844
Net other assets (liabilities) — 33.4%		28,497,604

NET ASSETS — 100.0%		$85,396,448

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2009
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $11,210,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/18/09 (Underlying notional amount at value $27,437,900)	532	$5,998

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$26,554,698	$(767,011)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$77,456,966	$(1,278,424)

UltraBull ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$57,264	0.1%
Aerospace/Defense	823,138	1.0%
Agriculture	482,734	0.6%
Airlines	26,275	NM
Apparel	190,493	0.2%
Auto Manufacturers	152,639	0.2%
Auto Parts & Equipment	79,604	0.1%
Banks	1,915,507	2.2%
Beverages	1,063,521	1.2%
Biotechnology	488,161	0.6%
Building Materials	42,187	NM
Chemicals	612,714	0.7%
Coal	87,816	0.1%
Commercial Services	723,574	0.8%
Computers	2,342,069	2.7%
Cosmetics/Personal Care	957,266	1.1%
Distribution/Wholesale	66,096	0.1%
Diversified Financial Services	2,249,180	2.6%
Electric	1,303,639	1.5%
Electrical Components & Equipment	130,554	0.2%
Electronics	203,217	0.2%
Energy - Alternate Sources	25,240	NM
Engineering & Construction	56,086	0.1%
Entertainment	36,053	NM
Environmental Control	116,284	0.1%
Food	783,320	0.9%
Forest Products & Paper	111,002	0.1%
Gas	60,074	0.1%
Hand/Machine Tools	36,793	NM
Healthcare - Products	1,402,232	1.6%
Healthcare - Services	409,171	0.5%
Holding Companies - Diversified	18,088	NM
Home Builders	37,555	NM
Home Furnishings	34,297	NM
Household Products/Wares	184,631	0.2%
Housewares	17,020	NM
Insurance	993,291	1.2%
Internet	1,045,597	1.2%
Iron/Steel	93,861	0.1%
Leisure Time	78,227	0.1%
Lodging	78,391	0.1%
Machinery - Construction & Mining	144,367	0.2%
Machinery - Diversified	164,389	0.2%
Media	928,395	1.1%
Metal Fabricate/Hardware	57,037	0.1%
Mining	270,806	0.3%
Miscellaneous Manufacturing	1,316,434	1.5%
Office/Business Equipment	48,914	0.1%
Oil & Gas	3,897,204	4.9%
Oil & Gas Services	661,886	0.8%
Packaging & Containers	79,472	0.1%
Pharmaceuticals	2,346,435	2.7%
Pipelines	156,485	0.2%
REIT	414,312	0.5%
Real Estate	10,474	NM
Retail	2,398,206	2.8%
Savings & Loans	25,991	NM
Semiconductors	964,710	1.1%
Software	1,843,265	2.2%
Telecommunications	2,309,712	2.7%
Textiles	15,285	NM
Toys/Games/Hobbies	43,162	0.1%
Transportation	739,042	0.9%
Other**	46,945,604	55.0%

Total	$85,396,448	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$38,450,844	$—	$38,450,844
Repurchase Agreements	—	18,448,000	18,448,000

Total Investment Securities	38,450,844	18,448,000	56,898,844

Other Financial Instruments^	5,998	(2,045,435)	(2,039,437)

Total Investments	$38,456,842	$16,402,565	$54,859,407

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (59.3%)
3Com Corp.* (Telecommunications)	9,200	$47,288
99 Cents Only Stores* (Retail)	920	10,460
Aaron’s, Inc. (Commercial Services)	1,104	27,655
ACI Worldwide, Inc.* (Software)	736	11,842
Acxiom Corp.* (Software)	1,840	21,123
ADC Telecommunications, Inc.* (Telecommunications)	2,208	14,330
ADTRAN, Inc. (Telecommunications)	1,288	29,676
Advance Auto Parts, Inc. (Retail)	2,208	82,270
Advent Software, Inc.* (Software)	184	7,032
Aecom Technology Corp.* (Engineering & Construction)	2,576	65,018
Aeropostale, Inc.* (Retail)	1,472	55,244
Affiliated Managers Group, Inc.* (Diversified Financial Services)	920	58,411
Affymetrix, Inc.* (Biotechnology)	1,656	8,661
AGCO Corp.* (Machinery - Diversified)	2,024	56,895
AGL Resources, Inc. (Gas)	1,656	57,894
AirTran Holdings, Inc.* (Airlines)	2,392	10,118
Alaska Air Group, Inc.* (Airlines)	736	18,930
Albemarle Corp. (Chemicals)	2,024	63,918
Alberto-Culver Co. (Cosmetics/Personal Care)	1,840	49,349
Alexander & Baldwin, Inc. (Transportation)	920	26,524
Alexandria Real Estate Equities, Inc. (REIT)	920	49,836
Alliance Data Systems Corp.* (Commercial Services)	1,104	60,698
Alliant Energy Corp. (Electric)	2,576	68,419
Alliant Techsystems, Inc.* (Aerospace/Defense)	736	57,246
AMB Property Corp. (REIT)	3,312	72,798
American Eagle Outfitters, Inc. (Retail)	4,784	83,672
American Financial Group, Inc. (Insurance)	1,840	45,264
American Greetings Corp. - Class A (Household Products/Wares)	920	18,713
AmeriCredit Corp.* (Diversified Financial Services)	2,208	38,971
Ametek, Inc. (Electrical Components & Equipment)	2,392	83,457
AnnTaylor Stores Corp.* (Retail)	1,288	16,705
ANSYS, Inc.* (Software)	2,024	82,134
Apollo Investment Corp. (Investment Companies)	3,680	33,120
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,472	51,976
Aqua America, Inc. (Water)	3,128	48,328
Arch Coal, Inc. (Coal)	3,680	79,709
Arrow Electronics, Inc.* (Electronics)	2,760	69,938
Arthur J. Gallagher & Co. (Insurance)	2,208	49,260
Ashland, Inc. (Chemicals)	1,656	57,198
Associated Banc-Corp (Banks)	2,944	37,713
Astoria Financial Corp. (Savings & Loans)	1,840	18,363
Atmel Corp.* (Semiconductors)	10,488	39,015
Atmos Energy Corp. (Gas)	2,024	56,368
Avnet, Inc.* (Electronics)	3,496	86,631
Avocent Corp.* (Internet)	920	22,880
BancorpSouth, Inc. (Banks)	1,656	37,392
Bank of Hawaii Corp. (Banks)	1,104	49,018
Barnes & Noble, Inc. (Retail)	920	15,281
BE Aerospace, Inc.* (Aerospace/Defense)	2,208	39,148
Beckman Coulter, Inc. (Healthcare - Products)	1,472	94,694
Bill Barrett Corp.* (Oil & Gas)	736	22,801
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	368	32,896
BJ’s Wholesale Club, Inc.* (Retail)	1,288	45,119
Black Hills Corp. (Electric)	736	17,936
Blyth, Inc. (Household Products/Wares)	184	6,519
Bob Evans Farms, Inc. (Retail)	552	14,501
BorgWarner, Inc. (Auto Parts & Equipment)	2,576	78,104
Boyd Gaming Corp.* (Lodging)	1,288	9,480
BRE Properties, Inc. - Class A (REIT)	1,104	30,062
Brink’s Home Security Holdings, Inc.* (Commercial Services)	920	28,502
Brinker International, Inc. (Retail)	2,392	30,235
Broadridge Financial Solutions, Inc. (Software)	3,128	65,094
Brown & Brown, Inc. (Insurance)	2,760	50,701
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,656	73,559
Cabot Corp. (Chemicals)	1,472	32,281
Cadence Design Systems, Inc.* (Computers)	6,256	38,224
Callaway Golf Co. (Leisure Time)	1,472	10,068
Camden Property Trust (REIT)	1,472	53,360
Career Education Corp.* (Commercial Services)	1,472	30,676
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,288	39,980
Carmax, Inc.* (Retail)	5,152	101,340
Carpenter Technology Corp. (Iron/Steel)	920	19,348
Cathay Bancorp, Inc. (Banks)	1,104	9,748
Cerner Corp.* (Software)	1,472	111,931
Charles River Laboratories International, Inc.* (Biotechnology)	1,472	53,757
Cheesecake Factory, Inc.* (Retail)	1,288	23,416
Chico’s FAS, Inc.* (Retail)	4,048	48,374
Chipotle Mexican Grill, Inc. - Class A* (Retail)	736	59,977
Church & Dwight, Inc. (Household Products/Wares)	1,656	94,193
Cimarex Energy Co. (Oil & Gas)	1,840	72,054
Cincinnati Bell, Inc.* (Telecommunications)	4,968	15,301
City National Corp. (Banks)	920	34,656
Clean Harbors, Inc.* (Environmental Control)	368	20,774
Cleco Corp. (Electric)	1,288	31,878
Cliffs Natural Resources, Inc. (Iron/Steel)	2,944	104,718
Coldwater Creek, Inc.* (Retail)	1,288	7,406
Collective Brands, Inc.* (Retail)	1,472	27,306
Commerce Bancshares, Inc. (Banks)	1,472	56,466
Commercial Metals Co. (Metal Fabricate/Hardware)	2,576	38,228

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Commscope, Inc.* (Telecommunications)	2,024	$54,688
Community Health Systems, Inc.* (Healthcare - Services)	2,024	63,311
Comstock Resources, Inc.* (Oil & Gas)	920	37,803
Con-way, Inc. (Transportation)	1,104	36,421
Copart, Inc.* (Retail)	1,472	47,354
Corinthian Colleges, Inc.* (Commercial Services)	2,024	32,101
Corn Products International, Inc. (Food)	1,656	46,666
Corporate Office Properties Trust (REIT)	1,288	42,749
Corrections Corp. of America* (Commercial Services)	2,576	61,669
Cousins Properties, Inc. (REIT)	2,032	14,874
Covance, Inc.* (Healthcare - Services)	1,472	76,073
Crane Co. (Miscellaneous Manufacturing)	920	25,622
Cree Research, Inc.* (Semiconductors)	2,208	92,957
Cullen/Frost Bankers, Inc. (Banks)	1,288	60,266
Cytec Industries, Inc. (Chemicals)	1,104	36,620
Deluxe Corp. (Commercial Services)	1,104	15,710
Dick’s Sporting Goods, Inc.* (Retail)	2,024	45,925
Diebold, Inc. (Computers)	1,472	44,513
Digital River, Inc.* (Internet)	736	16,803
Dollar Tree, Inc.* (Retail)	2,024	91,343
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,656	59,070
DPL, Inc. (Electric)	2,576	65,276
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	1,656	52,992
DST Systems, Inc.* (Computers)	920	38,373
Duke-Weeks Realty Corp. (REIT)	5,152	57,908
Dycom Industries, Inc.* (Engineering & Construction)	736	7,272
Eaton Vance Corp. (Diversified Financial Services)	2,760	78,356
Edwards Lifesciences Corp.* (Healthcare - Products)	1,288	99,099
Encore Acquisition Co.* (Oil & Gas)	1,288	47,746
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,760	61,824
Energen Corp. (Gas)	1,656	72,665
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,472	89,601
Equinix, Inc.* (Internet)	736	62,796
Equity One, Inc. (REIT)	736	10,981
Essex Property Trust, Inc. (REIT)	552	41,499
Everest Re Group, Ltd. (Insurance)	1,288	112,687
Exterran Holdings, Inc.* (Oil & Gas Services)	1,472	30,073
F5 Networks, Inc.* (Internet)	1,840	82,598
FactSet Research Systems, Inc. (Computers)	920	58,926
Fair Isaac Corp. (Software)	1,104	22,444
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,760	20,645
Federal Realty Investment Trust (REIT)	1,288	76,031
Federal Signal Corp. (Miscellaneous Manufacturing)	1,104	6,779
Fidelity National Title Group, Inc. - Class A (Insurance)	5,336	72,409
First American Financial Corp. (Insurance)	2,024	61,509
First Niagara Financial Group, Inc. (Savings & Loans)	4,048	51,976
FirstMerit Corp. (Banks)	1,840	34,868
Flowers Foods, Inc. (Food)	1,656	38,684
Foot Locker, Inc. (Retail)	3,680	38,566
Forest Oil Corp.* (Oil & Gas)	2,576	50,490
Fossil, Inc.* (Household Products/Wares)	1,104	29,510
Frontier Oil Corp. (Oil & Gas)	2,392	33,153
FTI Consulting, Inc.* (Commercial Services)	1,104	45,054
Fulton Financial Corp. (Banks)	4,048	33,436
Gartner Group, Inc.* (Commercial Services)	1,288	23,983
GATX Corp. (Trucking & Leasing)	920	25,006
Gen-Probe, Inc.* (Healthcare - Products)	1,104	46,059
Gentex Corp. (Electronics)	3,128	50,079
Global Payments, Inc. (Software)	1,840	90,583
Graco, Inc. (Machinery - Diversified)	1,288	35,472
Granite Construction, Inc. (Engineering & Construction)	736	21,020
Great Plains Energy, Inc. (Electric)	3,128	54,114
Greif, Inc. - Class A (Packaging & Containers)	736	39,391
GUESS?, Inc. (Apparel)	1,288	47,076
Hanesbrands, Inc.* (Apparel)	2,208	47,737
Hanover Insurance Group, Inc. (Insurance)	1,104	46,434
Hansen Natural Corp.* (Beverages)	1,656	59,864
Harsco Corp. (Miscellaneous Manufacturing)	1,840	57,942
Harte-Hanks, Inc. (Advertising)	736	8,641
Hawaiian Electric Industries, Inc. (Electric)	2,024	36,128
HCC Insurance Holdings, Inc. (Insurance)	2,576	67,981
Health Management Associates, Inc. - Class A* (Healthcare - Services)	5,704	34,794
Health Net, Inc.* (Healthcare - Services)	2,392	35,665
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,024	27,790
Helmerich & Payne, Inc. (Oil & Gas)	2,392	90,944
Henry Schein, Inc.* (Healthcare - Products)	2,024	106,928
Herman Miller, Inc. (Office Furnishings)	1,288	19,900
Hewitt Associates, Inc.* (Commercial Services)	1,840	65,357
Highwoods Properties, Inc. (REIT)	1,656	45,573
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,472	28,836
HNI Corp. (Office Furnishings)	920	24,214
Hologic, Inc.* (Healthcare - Products)	5,888	87,025
Horace Mann Educators Corp. (Insurance)	920	11,436
Hospitality Properties Trust (REIT)	2,760	53,296

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,288	$54,779
IDACORP, Inc. (Electric)	1,104	31,011
IDEX Corp. (Machinery - Diversified)	1,840	52,311
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,288	65,843
Imation Corp. (Computers)	552	4,869
Immucor, Inc.* (Healthcare - Products)	1,656	29,609
Informatica Corp.* (Software)	2,024	42,970
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	3,680	64,952
Integrated Device Technology, Inc.* (Semiconductors)	3,864	22,720
International Bancshares Corp. (Banks)	1,104	16,394
International Rectifier Corp.* (Semiconductors)	1,656	30,272
International Speedway Corp. (Entertainment)	552	14,082
Intersil Corp. - Class A (Semiconductors)	2,760	34,638
Itron, Inc.* (Electronics)	920	55,237
ITT Educational Services, Inc.* (Commercial Services)	736	66,498
J. Crew Group, Inc.* (Retail)	1,288	52,525
J.B. Hunt Transport Services, Inc. (Transportation)	2,024	60,841
Jack Henry & Associates, Inc. (Computers)	1,840	42,449
Jefferies Group, Inc.* (Diversified Financial Services)	2,760	72,036
JetBlue Airways Corp.* (Airlines)	4,968	24,641
John Wiley & Sons, Inc. (Media)	920	32,402
Jones Lang LaSalle, Inc. (Real Estate)	920	43,102
Joy Global, Inc. (Machinery - Construction & Mining)	2,392	120,581
Kansas City Southern Industries, Inc.* (Transportation)	2,208	53,500
KBR, Inc. (Engineering & Construction)	3,680	75,330
Kelly Services, Inc. - Class A (Commercial Services)	552	6,116
Kennametal, Inc. (Hand/Machine Tools)	1,840	43,350
Kindred Healthcare, Inc.* (Healthcare - Services)	920	13,524
Kinetic Concepts, Inc.* (Healthcare - Products)	1,288	42,749
Kirby Corp.* (Transportation)	1,104	37,315
Korn/Ferry International* (Commercial Services)	920	14,683
Lam Research Corp.* (Semiconductors)	2,944	99,272
Lamar Advertising Co.* (Advertising)	1,104	26,827
Lancaster Colony Corp. (Miscellaneous Manufacturing)	368	17,877
Landstar System, Inc. (Transportation)	1,104	38,905
Lender Processing Services, Inc. (Diversified Financial Services)	2,208	87,878
Lennox International, Inc. (Building Materials)	1,104	37,172
Liberty Property Trust (REIT)	2,576	75,657
Life Time Fitness, Inc.* (Leisure Time)	920	19,826
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,288	36,489
Lincare Holdings, Inc.* (Healthcare - Services)	1,472	46,236
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	920	43,645
LKQ Corp.* (Distribution/Wholesale)	3,312	57,198
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,392	12,558
Lubrizol Corp. (Chemicals)	1,472	97,976
M.D.C. Holdings, Inc. (Home Builders)	736	24,008
Mack-Cali Realty Corp. (REIT)	1,840	56,948
Manpower, Inc. (Commercial Services)	1,840	87,234
ManTech International Corp. - Class A* (Software)	368	16,140
Mariner Energy, Inc.* (Oil & Gas)	2,392	30,474
Martin Marietta Materials (Building Materials)	920	76,654
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,104	55,167
Masimo Corp.* (Healthcare - Products)	1,104	29,333
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	552	20,275
MDU Resources Group, Inc. (Electric)	4,232	87,814
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,288	27,267
Mentor Graphics Corp.* (Computers)	2,208	16,118
Mercury General Corp. (Insurance)	736	26,835
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	736	71,760
Micros Systems, Inc.* (Computers)	1,840	49,533
Mine Safety Appliances Co. (Environmental Control)	552	14,070
Minerals Technologies, Inc. (Chemicals)	368	18,128
Mohawk Industries, Inc.* (Textiles)	1,288	55,165
MPS Group, Inc.* (Commercial Services)	2,024	27,364
MSC Industrial Direct Co. - Class A (Retail)	920	39,606
National Fuel Gas Co. (Pipelines)	1,840	83,426
National Instruments Corp. (Computers)	1,288	34,390
Nationwide Health Properties, Inc. (REIT)	2,392	77,142
Navigant Consulting Co.* (Commercial Services)	1,104	15,721
NBTY, Inc.* (Pharmaceuticals)	1,288	46,896
NCR Corp.* (Computers)	3,680	37,352
Netflix, Inc.* (Internet)	920	49,174
NeuStar, Inc.* (Telecommunications)	1,656	38,254
New York Community Bancorp (Savings & Loans)	8,096	87,437
NewAlliance Bancshares, Inc. (Savings & Loans)	2,392	26,503

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Newfield Exploration Co.* (Oil & Gas)	3,128	$128,311
Nordson Corp. (Machinery - Diversified)	736	38,839
NSTAR (Electric)	2,392	74,032
NV Energy, Inc. (Electric)	5,520	63,259
NVR, Inc.* (Home Builders)	184	121,858
Oceaneering International, Inc.* (Oil & Gas Services)	1,288	65,817
OGE Energy Corp. (Electric)	2,208	73,350
Old Republic International Corp. (Insurance)	5,520	58,954
Olin Corp. (Chemicals)	1,840	28,097
OMEGA Healthcare Investors, Inc. (REIT)	1,840	27,894
Omnicare, Inc. (Pharmaceuticals)	2,760	59,809
ONEOK, Inc. (Gas)	2,392	86,614
Oshkosh Truck Corp. (Auto Manufacturers)	2,024	63,270
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,288	41,499
Overseas Shipholding Group, Inc. (Transportation)	368	14,444
Owens & Minor, Inc. (Distribution/Wholesale)	920	37,619
Packaging Corp. of America (Packaging & Containers)	2,392	43,726
PacWest Bancorp (Banks)	552	9,373
Palm, Inc.* (Computers)	3,864	44,861
Panera Bread Co. - Class A* (Retail)	552	33,109
Parametric Technology Corp.* (Software)	2,576	38,408
Patriot Coal Corp.* (Coal)	1,656	18,713
Patterson-UTI Energy, Inc. (Oil & Gas)	3,496	54,468
Pentair, Inc. (Miscellaneous Manufacturing)	2,208	64,253
PepsiAmericas, Inc. (Beverages)	1,288	37,661
Perrigo Co. (Pharmaceuticals)	1,840	68,430
PetSmart, Inc. (Retail)	2,944	69,272
Pharmaceutical Product Development, Inc. (Commercial Services)	2,760	59,478
Phillips-Van Heusen Corp. (Apparel)	1,104	44,326
Plains Exploration & Production Co.* (Oil & Gas)	3,128	82,892
Plantronics, Inc. (Telecommunications)	1,104	26,617
PNM Resources, Inc. (Electric)	2,024	21,697
Polycom, Inc.* (Telecommunications)	1,840	39,505
Potlatch Corp. (Forest Products & Paper)	920	25,677
Priceline.com, Inc.* (Internet)	920	145,167
Pride International, Inc.* (Oil & Gas)	4,048	119,659
Protective Life Corp. (Insurance)	1,840	35,420
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,288	26,584
Quest Software, Inc.* (Software)	1,288	21,600
Quicksilver Resources, Inc.* (Oil & Gas)	2,760	33,672
Ralcorp Holdings, Inc.* (Food)	1,288	69,166
Raymond James Financial Corp. (Diversified Financial Services)	2,208	52,131
Rayonier, Inc. (Forest Products & Paper)	1,840	70,987
Realty Income Corp. (REIT)	2,392	55,447
Regency Centers Corp. (REIT)	1,840	61,732
Regis Corp. (Retail)	1,288	20,917
Reinsurance Group of America, Inc. (Insurance)	1,656	76,342
Reliance Steel & Aluminum Co. (Iron/Steel)	1,472	53,699
Rent-A-Center, Inc.* (Commercial Services)	1,472	27,026
ResMed, Inc.* (Healthcare - Products)	1,656	81,492
RF Micro Devices, Inc.* (Telecommunications)	6,256	24,899
Rollins, Inc. (Commercial Services)	920	16,634
Roper Industries, Inc. (Miscellaneous Manufacturing)	2,024	102,313
Ross Stores, Inc. (Retail)	2,944	129,565
Rovi Corp.* (Semiconductors)	2,392	65,900
RPM, Inc. (Chemicals)	2,944	51,873
Ruddick Corp. (Food)	920	24,582
SAIC, Inc.* (Commercial Services)	4,784	84,725
Saks, Inc.* (Retail)	3,312	18,580
Scholastic Corp. (Media)	552	13,728
Scientific Games Corp. - Class A* (Entertainment)	1,472	20,711
SEI Investments Co. (Software)	2,944	51,432
Semtech Corp.* (Semiconductors)	1,288	19,925
Sensient Technologies Corp. (Chemicals)	1,104	27,920
Service Corp. International (Commercial Services)	5,888	40,451
Shaw Group, Inc.* (Engineering & Construction)	1,840	47,214
Silicon Laboratories, Inc.* (Semiconductors)	920	38,548
SL Green Realty Corp. (REIT)	1,656	64,187
Smithfield Foods, Inc.* (Food)	3,312	44,182
Solera Holdings, Inc. (Software)	1,472	47,428
Sonoco Products Co. (Packaging & Containers)	2,208	59,064
Sotheby’s (Commercial Services)	1,472	23,346
Southern Union Co. (Gas)	2,760	54,013
SPX Corp. (Miscellaneous Manufacturing)	1,104	58,269
SRA International, Inc. - Class A* (Computers)	920	17,259
StanCorp Financial Group, Inc. (Insurance)	1,104	40,528
Steel Dynamics, Inc. (Iron/Steel)	4,968	66,521
STERIS Corp. (Healthcare - Products)	1,288	37,687
Strayer Education, Inc. (Commercial Services)	184	37,346
Superior Energy Services, Inc.* (Oil & Gas Services)	1,840	39,762
SVB Financial Group* (Banks)	736	30,360
Sybase, Inc.* (Software)	1,840	72,790
Syniverse Holdings, Inc.* (Telecommunications)	1,472	25,215
Synopsys, Inc.* (Computers)	3,312	72,864
Synovus Financial Corp. (Banks)	11,224	24,917
TCF Financial Corp. (Banks)	2,576	30,474

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Tech Data Corp.* (Distribution/Wholesale)	1,104	$42,427
Techne Corp. (Healthcare - Products)	736	46,007
Teleflex, Inc. (Miscellaneous Manufacturing)	920	45,770
Telephone & Data Systems, Inc. (Telecommunications)	2,208	65,401
Temple-Inland, Inc. (Forest Products & Paper)	2,392	36,956
Terex Corp.* (Machinery - Construction & Mining)	2,392	48,366
Terra Industries, Inc. (Chemicals)	2,208	70,148
The Brink’s Co. (Miscellaneous Manufacturing)	920	21,832
The Corporate Executive Board Co. (Commercial Services)	736	17,671
The Macerich Co. (REIT)	1,872	55,786
The Ryland Group, Inc. (Home Builders)	920	17,066
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	920	37,370
The Timberland Co. - Class A* (Apparel)	920	14,886
The Warnaco Group, Inc.* (Apparel)	920	37,288
Thomas & Betts Corp.* (Electronics)	1,104	37,768
Thor Industries, Inc. (Home Builders)	736	19,298
Thoratec Corp.* (Healthcare - Products)	1,288	33,823
Tidewater, Inc. (Oil & Gas Services)	1,104	46,004
Timken Co. (Metal Fabricate/Hardware)	1,840	40,535
Toll Brothers, Inc.* (Home Builders)	3,128	54,177
Tootsie Roll Industries, Inc. (Food)	552	13,695
Trimble Navigation, Ltd.* (Electronics)	2,760	57,877
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,840	31,059
Trustmark Corp. (Banks)	1,104	20,921
Tupperware Corp. (Household Products/Wares)	1,472	66,269
UDR, Inc. (REIT)	3,496	50,272
UGI Corp. (Gas)	2,392	57,121
Under Armour, Inc. - Class A* (Retail)	736	19,762
Unit Corp.* (Oil & Gas)	920	35,954
United Rentals, Inc.* (Commercial Services)	1,288	12,223
United Therapeutics Corp.* (Pharmaceuticals)	736	31,309
Unitrin, Inc. (Insurance)	1,104	21,638
Universal Corp. (Agriculture)	552	22,958
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,104	61,438
Urban Outfitters, Inc.* (Retail)	2,944	92,383
URS Corp.* (Engineering & Construction)	1,840	71,502
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,472	43,277
Valley National Bancorp (Banks)	3,312	43,983
Valmont Industries, Inc. (Metal Fabricate/Hardware)	368	26,595
Valspar Corp. (Chemicals)	2,208	56,017
ValueClick, Inc.* (Internet)	2,024	19,916
Varian, Inc.* (Electronics)	552	28,262
VCA Antech, Inc.* (Pharmaceuticals)	1,840	43,829
Vectren Corp. (Gas)	1,840	41,474
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,232	142,026
Vishay Intertechnology, Inc.* (Electronics)	4,232	26,365
W.R. Berkley Corp. (Insurance)	3,128	77,324
Wabtec Corp. (Machinery - Diversified)	1,104	40,583
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,024	56,793
Washington Federal, Inc. (Savings & Loans)	2,392	41,023
Waste Connections, Inc.* (Environmental Control)	1,840	57,831
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	920	40,094
Webster Financial Corp. (Banks)	1,472	16,648
Weingarten Realty Investors (REIT)	2,392	44,252
WellCare Health Plans, Inc.* (Healthcare - Services)	920	24,040
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	8,648	34,160
Werner Enterprises, Inc. (Transportation)	920	17,250
Westamerica Bancorp (Banks)	552	26,386
Westar Energy, Inc. (Electric)	2,392	45,807
WGL Holdings, Inc. (Gas)	1,104	36,498
Williams Sonoma, Inc. (Retail)	2,392	44,922
Wilmington Trust Corp. (Banks)	1,472	17,738
WMS Industries, Inc.* (Leisure Time)	920	36,782
Woodward Governor Co. (Electronics)	1,288	30,281
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,288	14,232
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,288	32,200

TOTAL COMMON STOCKS (Cost $13,561,409)		18,354,550

	Principal Amount
Repurchase Agreements (19.2%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,809,003 (Collateralized by $1,750,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,845,441)	$1,809,000	1,809,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,182,001 (Collateralized by $1,208,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,207,304)	1,182,000	1,182,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,227,004 (Collateralized by $2,163,000 of various Federal National Mortgage Association Securities, 4.38%–6.00%, 6/21/10-5/15/11, market value $2,287,268)	$2,227,000	$2,227,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $705,001 (Collateralized by $714,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $724,840)	705,000	705,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,923,000)		5,923,000

TOTAL INVESTMENT SECURITIES (Cost $19,484,409)—78.5%		24,277,550
Net other assets (liabilities) — 21.5%		6,660,323

NET ASSETS — 100.0%		$30,937,873

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $3,792,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/18/09 (Underlying notional amount at value $15,439,500)	235	$(421,389)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$14,184,180	$(435,150)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$13,846,826	$(491,271)

UltraMid-Cap ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$35,468	0.1%
Aerospace/Defense	96,394	0.3%
Agriculture	22,958	0.1%
Airlines	53,689	0.2%
Apparel	191,313	0.6%
Auto Manufacturers	63,270	0.2%
Auto Parts & Equipment	78,104	0.3%
Banks	590,757	1.9%
Beverages	97,525	0.3%
Biotechnology	237,340	0.8%
Building Materials	113,826	0.4%
Chemicals	540,176	1.7%
Coal	98,422	0.3%
Commercial Services	968,015	3.1%
Computers	499,731	1.6%
Cosmetics/Personal Care	49,349	0.2%
Distribution/Wholesale	202,196	0.7%
Diversified Financial Services	444,576	1.4%
Electric	670,721	2.2%
Electrical Components & Equipment	299,597	1.0%
Electronics	442,438	1.4%
Engineering & Construction	287,356	0.9%
Entertainment	87,785	0.3%
Environmental Control	92,675	0.3%
Food	236,975	0.8%
Forest Products & Paper	146,178	0.5%
Gas	462,647	1.5%
Hand/Machine Tools	86,995	0.3%
Healthcare - Products	829,184	2.7%
Healthcare - Services	418,154	1.4%
Home Builders	236,407	0.8%
Household Products/Wares	252,574	0.8%
Insurance	854,722	2.8%
Internet	399,334	1.3%
Investment Companies	33,120	0.1%
Iron/Steel	244,286	0.8%
Leisure Time	66,676	0.2%
Lodging	9,480	NM
Machinery - Construction & Mining	242,506	0.8%
Machinery - Diversified	256,300	0.8%
Media	46,130	0.1%
Metal Fabricate/Hardware	119,590	0.4%
Miscellaneous Manufacturing	603,017	1.9%
Office Furnishings	44,114	0.1%
Oil & Gas	840,421	2.7%
Oil & Gas Services	209,446	0.7%
Packaging & Containers	142,181	0.5%
Pharmaceuticals	424,140	1.4%
Pipelines	83,426	0.3%
REIT	1,118,284	3.6%
Real Estate	43,102	0.1%
Retail	1,365,135	4.2%
Retail - Restaurants	34,160	0.1%
Savings & Loans	225,302	0.7%
Semiconductors	463,892	1.5%
Software	702,951	2.3%
Telecommunications	381,174	1.2%
Textiles	55,165	0.2%
Toys/Games/Hobbies	55,167	0.2%
Transportation	285,200	0.9%
Trucking & Leasing	25,006	0.1%
Water	48,328	0.2%
Other**	12,583,323	40.7%

Total	$30,937,873	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$18,354,550	$—	$18,354,550
Repurchase Agreements	—	5,923,000	5,923,000

Total Investment Securities	18,354,550	5,923,000	24,277,550

Other Financial Instruments^	(421,389)	(926,421)	(1,347,810)

Total Investments	$17,933,161	$4,996,579	$22,929,740

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (46.4%)
1st Source Corp. (Banks)	780	$11,560
3Com Corp.* (Telecommunications)	9,828	50,516
3PAR, Inc.* (Computers)	1,092	10,276
99 Cents Only Stores* (Retail)	1,560	17,737
AAON, Inc. (Building Materials)	1,560	28,096
AAR Corp.* (Aerospace/Defense)	1,560	30,592
ABIOMED, Inc.* (Healthcare - Products)	1,872	16,942
ABM Industries, Inc. (Commercial Services)	1,560	29,297
Acco Brands Corp.* (Household Products/Wares)	2,184	13,235
ACI Worldwide, Inc.* (Software)	1,248	20,080
Acme Packet, Inc.* (Telecommunications)	1,248	12,218
Acorda Therapeutics, Inc.* (Biotechnology)	1,092	23,729
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,340	36,527
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,404	44,451
Acxiom Corp.* (Software)	2,652	30,445
Adaptec, Inc.* (Telecommunications)	6,552	20,901
ADC Telecommunications, Inc.* (Telecommunications)	2,964	19,236
Administaff, Inc. (Commercial Services)	936	23,232
ADTRAN, Inc. (Telecommunications)	1,716	39,537
Advisory Board Co.* (Commercial Services)	780	19,219
Affymax, Inc.* (Biotechnology)	624	12,567
Affymetrix, Inc.* (Biotechnology)	2,808	14,686
Aircastle, Ltd. (Trucking & Leasing)	2,028	16,062
AirTran Holdings, Inc.* (Airlines)	3,276	13,857
Alaska Air Group, Inc.* (Airlines)	1,092	28,086
Alaska Communications Systems Group, Inc. (Telecommunications)	2,496	19,419
Albany International Corp. - Class A (Machinery - Diversified)	1,716	28,589
Alexander’s, Inc.* (REIT)	156	41,327
Align Technology, Inc.* (Healthcare - Products)	1,872	29,428
Alkermes, Inc.* (Pharmaceuticals)	2,496	19,893
Allied Capital Corp. (Investment Companies)	4,524	14,115
Allied Nevada Gold Corp.* (Mining)	1,248	11,918
Allos Therapeutics, Inc.* (Pharmaceuticals)	2,340	13,221
Altisource Portfolio Solutions S.A.* (Diversified Financial Services)	289	4,407
AMAG Pharmaceuticals, Inc.* (Biotechnology)	468	17,681
Ambac Financial Group, Inc. (Insurance)	9,672	11,123
AMCOL International Corp. (Mining)	936	24,373
American Campus Communities, Inc. (REIT)	1,716	46,366
American Dairy, Inc.* (Food)	312	9,029
American Ecology Corp. (Environmental Control)	1,092	18,149
American Greetings Corp. - Class A (Household Products/Wares)	1,092	22,211
American Italian Pasta Co. - Class A* (Food)	624	16,954
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,872	28,866
American Public Education, Inc.* (Commercial Services)	468	14,929
American Reprographics Co.* (Software)	1,872	11,232
AMERIGROUP Corp.* (Healthcare - Services)	1,404	30,958
Amerisafe, Inc.* (Insurance)	1,248	23,138
Ameristar Casinos, Inc. (Lodging)	780	11,482
Ameron International Corp. (Miscellaneous Manufacturing)	312	18,402
Amkor Technology, Inc.* (Semiconductors)	3,900	21,489
AMN Healthcare Services, Inc.* (Commercial Services)	3,588	29,852
ANADIGICS, Inc.* (Semiconductors)	2,652	8,513
Analogic Corp. (Electronics)	468	17,475
AngioDynamics, Inc.* (Healthcare - Products)	1,248	18,845
Anixter International, Inc.* (Telecommunications)	936	39,172
AnnTaylor Stores Corp.* (Retail)	1,716	22,257
Apogee Enterprises, Inc. (Building Materials)	1,560	20,654
Apollo Investment Corp. (Investment Companies)	4,836	43,524
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,248	25,247
Applied Micro Circuits Corp.* (Semiconductors)	2,340	18,299
Arch Chemicals, Inc. (Chemicals)	1,248	34,557
ArcSight, Inc.* (Telecommunications)	624	15,425
Ardea Biosciences, Inc.* (Pharmaceuticals)	780	10,530
Arena Pharmaceuticals, Inc.* (Biotechnology)	3,120	11,014
Arena Resources, Inc.* (Oil & Gas)	1,404	52,313
Ares Capital Corp. (Investment Companies)	2,964	30,944
Argo Group International Holdings, Ltd.* (Insurance)	1,560	52,978
Argon ST, Inc.* (Aerospace/Defense)	936	17,410
Ariba, Inc.* (Internet)	2,808	33,191
Arkansas Best Corp. (Transportation)	936	24,168
ArQule, Inc.* (Biotechnology)	2,340	7,839
Array BioPharma, Inc.* (Pharmaceuticals)	4,368	7,819
Arris Group, Inc.* (Telecommunications)	3,432	35,212
Art Technology Group, Inc.* (Internet)	4,212	17,353
Aruba Networks, Inc.* (Telecommunications)	1,560	12,199
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,652	20,712
Asbury Automotive Group, Inc.* (Retail)	1,092	10,636
Ashford Hospitality Trust* (REIT)	3,276	12,580
AsiaInfo Holdings, Inc.* (Internet)	936	20,648
Assured Guaranty, Ltd. (Insurance)	1,560	25,865

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Astec Industries, Inc.* (Machinery - Construction & Mining)	780	$17,940
Astoria Financial Corp. (Savings & Loans)	3,120	31,138
ATC Technology Corp.* (Auto Parts & Equipment)	1,092	22,823
athenahealth, Inc.* (Software)	780	29,336
Atheros Communications* (Telecommunications)	1,716	42,248
Atlantic Tele-Network, Inc. (Environmental Control)	312	14,302
Atlas Air Worldwide Holdings, Inc.* (Transportation)	624	16,405
Atlas Energy, Inc. (Oil & Gas)	1,560	40,841
ATMI, Inc.* (Semiconductors)	1,248	18,907
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	1,248	39,262
Avid Technology, Inc.* (Software)	1,560	19,703
Avis Budget Group, Inc.* (Commercial Services)	2,652	22,277
Avocent Corp.* (Internet)	1,716	42,677
AZZ, Inc.* (Miscellaneous Manufacturing)	624	21,378
Badger Meter, Inc. (Electronics)	468	17,442
Balchem Corp. (Chemicals)	936	25,824
Baldor Electric Co. (Hand/Machine Tools)	1,716	44,359
Baldwin & Lyons, Inc. - Class B (Insurance)	1,092	24,909
Bally Technologies, Inc.* (Entertainment)	1,404	55,304
BancFirst Corp. (Banks)	624	22,533
Bank Mutual Corp. (Banks)	3,744	26,283
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	2,184	27,584
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,872	29,671
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,560	22,402
Belden, Inc. (Electrical Components & Equipment)	1,716	39,382
Benchmark Electronics, Inc.* (Electronics)	2,184	36,691
Berry Petroleum Co. - Class A (Oil & Gas)	1,560	39,562
Bill Barrett Corp.* (Oil & Gas)	1,560	48,329
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	624	20,174
BioMed Realty Trust, Inc. (REIT)	2,808	38,105
Black Box Corp. (Telecommunications)	624	16,542
Blackbaud, Inc. (Software)	1,560	34,616
Blackboard, Inc.* (Software)	936	33,200
Blount International, Inc.* (Machinery - Diversified)	1,872	16,923
Blue Coat Systems, Inc.* (Internet)	1,248	27,805
Bob Evans Farms, Inc. (Retail)	1,248	32,785
Boston Private Financial Holdings, Inc. (Banks)	3,120	18,564
BPZ Resources, Inc.* (Oil & Gas)	2,496	15,725
Brady Corp. - Class A (Electronics)	1,560	42,245
Brigham Exploration Co.* (Oil & Gas)	3,744	35,568
Bristow Group, Inc.* (Transportation)	936	27,284
Brooks Automation, Inc.* (Semiconductors)	3,120	21,466
Brown Shoe Co., Inc. (Retail)	1,872	19,413
Bruker Corp.* (Healthcare - Products)	1,404	15,219
Brunswick Corp. (Leisure Time)	2,808	26,620
Brush Engineered Materials, Inc.* (Mining)	936	17,269
Buffalo Wild Wings, Inc.* (Retail)	624	25,590
CACI International, Inc. - Class A* (Computers)	936	44,572
Calamos Asset Management, Inc. (Diversified Financial Services)	936	9,922
Calgon Carbon Corp.* (Environmental Control)	1,404	22,239
California Water Service Group (Water)	936	34,230
Capella Education Co.* (Commercial Services)	468	32,245
Capstead Mortgage Corp. (REIT)	2,028	26,688
CardioNet, Inc.* (Healthcare - Products)	936	5,532
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,248	28,929
Carter’s, Inc.* (Apparel)	1,560	36,816
Casey’s General Stores, Inc. (Retail)	1,404	44,268
Cash America International, Inc. (Retail)	780	23,603
Cass Information Systems, Inc. (Banks)	624	18,552
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	1,092	34,256
Cathay Bancorp, Inc. (Banks)	1,716	15,152
Cavium Networks, Inc.* (Semiconductors)	1,092	20,704
CBIZ, Inc.* (Commercial Services)	4,680	32,947
CEC Entertainment, Inc.* (Retail)	780	22,784
Celera Corp.* (Biotechnology)	2,496	15,450
Centene Corp.* (Healthcare - Services)	1,248	22,252
Centennial Communications Corp.* (Telecommunications)	2,028	17,157
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,716	16,233
Century Aluminum Co.* (Mining)	1,872	16,230
Cenveo, Inc.* (Commercial Services)	2,808	19,881
Cepheid, Inc.* (Healthcare - Products)	2,028	26,912
Ceradyne, Inc.* (Miscellaneous Manufacturing)	936	15,088
Charming Shoppes, Inc.* (Retail)	3,432	15,547
Chart Industries, Inc.* (Machinery - Diversified)	936	18,505
Chattem, Inc.* (Cosmetics/Personal Care)	312	19,771
Checkpoint Systems, Inc.* (Electronics)	1,560	21,169
Cheesecake Factory, Inc.* (Retail)	1,716	31,197
Chemed Corp. (Commercial Services)	780	35,350
Chemical Financial Corp. (Banks)	1,560	34,242
Churchill Downs, Inc. (Entertainment)	624	19,581
Cincinnati Bell, Inc.* (Telecommunications)	7,800	24,024
CIRCOR International, Inc. (Metal Fabricate/Hardware)	780	21,255

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Cirrus Logic, Inc.* (Semiconductors)	3,120	$15,101
Citi Trends, Inc.* (Retail)	468	12,322
City Holding Co. (Banks)	936	28,614
CKE Restaurants, Inc. (Retail)	2,496	21,840
CKX, Inc.* (Media)	2,184	13,978
Clarcor, Inc. (Miscellaneous Manufacturing)	1,404	41,320
Clean Harbors, Inc.* (Environmental Control)	468	26,419
Clearwater Paper Corp.* (Forest Products & Paper)	468	21,186
Coeur d’Alene Mines Corp.* (Mining)	1,404	28,192
Coinstar, Inc.* (Commercial Services)	1,092	34,660
Coldwater Creek, Inc.* (Retail)	2,340	13,455
Collective Brands, Inc.* (Retail)	1,716	31,832
Colonial Properties Trust (REIT)	2,184	22,998
Community Bank System, Inc. (Banks)	2,028	37,741
Commvault Systems, Inc.* (Software)	1,248	24,586
Compellent Technologies, Inc.* (Computers)	780	14,305
Complete Production Services, Inc.* (Oil & Gas Services)	3,432	32,707
Computer Programs & Systems, Inc. (Software)	468	19,768
comScore, Inc.* (Internet)	780	11,957
Comtech Telecommunications Corp.* (Telecommunications)	780	25,054
Conceptus, Inc.* (Healthcare - Products)	1,092	19,154
Concur Technologies, Inc.* (Software)	1,092	38,919
CONMED Corp.* (Healthcare - Products)	1,404	29,751
Conseco, Inc.* (Insurance)	6,240	32,510
Consolidated Communications Holdings, Inc. (Telecommunications)	1,716	23,715
Contango Oil & Gas Co.* (Oil & Gas)	468	22,300
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	2,028	30,947
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	780	21,349
Corinthian Colleges, Inc.* (Commercial Services)	2,028	32,164
CRA International, Inc.* (Commercial Services)	624	15,444
Cracker Barrel Old Country Store, Inc. (Retail)	780	25,857
Crocs, Inc.* (Apparel)	2,184	13,279
CSG Systems International, Inc.* (Software)	1,716	28,039
Cubic Corp. (Electronics)	624	21,659
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,560	26,426
Curtiss-Wright Corp. (Aerospace/Defense)	1,248	37,215
Cyberonics, Inc.* (Healthcare - Products)	1,092	15,790
CyberSource Corp.* (Internet)	1,872	30,663
Cymer, Inc.* (Electronics)	936	32,049
Cypress Bioscience, Inc.* (Pharmaceuticals)	1,716	10,536
Darling International, Inc.* (Environmental Control)	2,964	20,600
DCT Industrial Trust, Inc. (REIT)	5,616	25,440
DealerTrack Holdings, Inc.* (Internet)	1,404	23,138
Deckers Outdoor Corp.* (Apparel)	312	27,977
Delphi Financial Group, Inc. - Class A (Insurance)	1,404	30,467
Delta Petroleum Corp.* (Oil & Gas)	5,772	7,504
Deluxe Corp. (Commercial Services)	1,872	26,639
Denny’s Corp.* (Retail)	6,240	13,728
Developers Diversified Realty Corp. (REIT)	4,524	38,861
Dexcom, Inc.* (Healthcare - Products)	1,560	10,702
DHT Maritime, Inc. (Transportation)	4,368	14,939
Diamond Foods, Inc. (Food)	624	18,814
DiamondRock Hospitality Co.* (REIT)	3,588	27,305
Digital River, Inc.* (Internet)	1,092	24,930
Dillards, Inc. - Class A (Retail)	1,716	23,372
DineEquity, Inc.* (Retail)	312	6,602
Diodes, Inc.* (Semiconductors)	936	15,332
Dionex Corp.* (Electronics)	624	42,357
Dolan Media* (Media)	936	11,176
Dollar Financial Corp.* (Commercial Services)	936	17,569
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	624	11,550
Domtar Corp.* (Forest Products & Paper)	1,404	58,814
Dress Barn, Inc.* (Retail)	1,716	30,974
Drew Industries, Inc.* (Building Materials)	1,248	23,887
Drill-Quip, Inc.* (Oil & Gas Services)	936	45,480
Durect Corp.* (Pharmaceuticals)	4,524	9,546
Dycom Industries, Inc.* (Engineering & Construction)	1,248	12,330
E* TRADE Financial Corp.* (Diversified Financial Services)	13,572	19,815
EarthLink, Inc. (Internet)	3,900	31,590
East West Bancorp, Inc. (Banks)	2,496	22,539
EastGroup Properties, Inc. (REIT)	936	34,454
Eastman Kodak Co.* (Miscellaneous Manufacturing)	8,580	32,175
Eclipsys Corp.* (Software)	1,560	29,250
eHealth, Inc.* (Insurance)	936	13,319
Electro Scientific Industries, Inc.* (Electronics)	1,716	18,773
Electronics for Imaging, Inc.* (Computers)	2,340	27,284
EMCOR Group, Inc.* (Engineering & Construction)	1,872	44,217
Emeritus Corp.* (Healthcare - Services)	936	17,466
Employers Holdings, Inc. (Insurance)	1,716	25,431
Emulex Corp.* (Semiconductors)	2,340	23,634
Encore Wire Corp. (Electrical Components & Equipment)	936	19,422
EnergySolutions, Inc. (Environmental Control)	2,184	18,215
EnerSys* (Electrical Components & Equipment)	1,248	27,581
Ennis, Inc. (Household Products/Wares)	1,716	25,997

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,092	$24,657
Entegris, Inc.* (Semiconductors)	4,992	18,770
Entertainment Properties Trust (REIT)	1,404	47,764
EPIQ Systems, Inc.* (Software)	1,248	15,737
Equity Lifestyle Properties, Inc. (REIT)	1,092	50,723
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	780	30,638
Esterline Technologies Corp.* (Aerospace/Defense)	1,092	45,984
Euronet Worldwide, Inc.* (Commercial Services)	1,716	40,583
ev3, Inc.* (Healthcare - Products)	2,028	23,890
Evercore Partners, Inc. - Class A (Diversified Financial Services)	624	20,367
Exelixis, Inc.* (Biotechnology)	3,744	22,764
Exponent, Inc.* (Commercial Services)	936	24,345
Extra Space Storage, Inc. (REIT)	3,276	31,351
F.N.B. Corp. (Banks)	3,276	23,194
Fair Isaac Corp. (Software)	1,716	34,886
Federal Signal Corp. (Miscellaneous Manufacturing)	2,496	15,325
FEI Co.* (Electronics)	1,092	26,001
FelCor Lodging Trust, Inc.* (REIT)	3,120	9,828
Financial Federal Corp. (Diversified Financial Services)	1,248	25,484
First BanCorp (Banks)	3,276	6,192
First Commonwealth Financial Corp. (Banks)	4,056	21,294
First Financial Bancorp (Banks)	2,340	29,671
First Financial Corp. (Banks)	624	17,304
First Merchants Corp. (Banks)	2,652	16,230
First Midwest Bancorp, Inc. (Banks)	2,496	25,958
FirstMerit Corp. (Banks)	2,340	44,343
Flagstone Reinsurance Holdings, Ltd. (Insurance)	2,652	29,039
Flushing Financial Corp. (Savings & Loans)	1,716	19,271
Force Protection, Inc.* (Auto Manufacturers)	1,872	8,237
Forestar Group, Inc.* (Real Estate)	1,248	18,420
FormFactor, Inc.* (Semiconductors)	1,716	29,155
Fossil, Inc.* (Household Products/Wares)	1,404	37,529
FPIC Insurance Group, Inc.* (Insurance)	780	26,387
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,092	29,790
Franklin Street Properties Corp. (REIT)	1,872	20,180
Fred’s, Inc. (Retail)	1,560	18,470
Fresh Del Monte Produce, Inc.* (Food)	1,248	27,094
Fuller (H.B.) Co. (Chemicals)	1,872	35,774
FX Energy, Inc.* (Oil & Gas)	2,964	7,884
Gartner Group, Inc.* (Commercial Services)	1,872	34,857
General Communication, Inc. - Class A* (Telecommunications)	2,184	13,432
General Maritime Corp. (Oil & Gas Services)	2,184	15,048
Genesco, Inc.* (Retail)	780	20,335
Genesee & Wyoming, Inc. - Class A* (Transportation)	1,092	31,679
Genoptix, Inc.* (Healthcare - Services)	624	21,709
GeoEye, Inc.* (Telecommunications)	624	15,831
GFI Group, Inc. (Diversified Financial Services)	2,028	10,444
Glacier Bancorp, Inc. (Banks)	2,028	26,547
Glatfelter (Forest Products & Paper)	2,496	26,383
Global Cash Access Holdings, Inc.* (Commercial Services)	1,404	8,887
Global Industries, Ltd.* (Oil & Gas Services)	3,744	27,294
Globecomm Systems, Inc.* (Telecommunications)	2,184	14,764
GMX Resources, Inc.* (Oil & Gas)	1,404	17,873
Golar LNG, Ltd. (Transportation)	1,716	20,695
Goodrich Petroleum Corp.* (Oil & Gas)	936	24,027
GrafTech International, Ltd.* (Electrical Components & Equipment)	3,588	48,438
Gran Tierra Energy, Inc.* (Oil & Gas)	6,396	30,445
Granite Construction, Inc. (Engineering & Construction)	936	26,732
Graphic Packaging Holding Co.* (Packaging & Containers)	4,524	10,360
Greatbatch, Inc.* (Electrical Components & Equipment)	936	18,411
Greenlight Capital Re, Ltd. - Class A* (Insurance)	78	1,455
Group 1 Automotive, Inc. (Retail)	780	19,828
GulfMark Offshore, Inc.* (Transportation)	1,092	30,216
Haemonetics Corp.* (Healthcare - Products)	624	32,136
Halozyme Therapeutics, Inc.* (Biotechnology)	3,120	18,907
Hancock Holding Co. (Banks)	780	28,291
Harleysville National Corp. (Banks)	3,432	19,768
Harmonic, Inc.* (Telecommunications)	3,900	20,475
Harris Stratex Networks, Inc. - Class A* (Telecommunications)	2,340	14,742
Harte-Hanks, Inc. (Advertising)	2,184	25,640
Hatteras Financial Corp. (REIT)	936	26,302
Haynes International, Inc.* (Metal Fabricate/Hardware)	624	17,672
Headwaters, Inc.* (Energy - Alternate Sources)	2,964	12,212
Healthcare Realty Trust, Inc. (REIT)	2,184	45,493
Healthcare Services Group, Inc. (Commercial Services)	1,560	30,810
HEALTHSOUTH Corp.* (Healthcare - Services)	2,028	29,629
HealthSpring, Inc.* (Healthcare - Services)	1,560	22,355
Healthways, Inc.* (Healthcare - Services)	1,092	17,559
Heartland Express, Inc. (Transportation)	1,872	25,459
Heartland Payment Systems, Inc. (Commercial Services)	1,404	17,255

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
HEICO Corp. (Aerospace/Defense)	780	$29,663
Heidrick & Struggles International, Inc. (Commercial Services)	1,092	29,877
Helen of Troy, Ltd.* (Household Products/Wares)	1,248	28,504
Hercules Offshore, Inc.* (Oil & Gas Services)	4,680	24,008
Herman Miller, Inc. (Office Furnishings)	1,716	26,512
Hexcel Corp.* (Aerospace/Defense Equipment)	3,120	34,320
Highwoods Properties, Inc. (REIT)	1,872	51,517
HMS Holdings Corp.* (Commercial Services)	780	33,485
Home Federal Bancorp, Inc. (Savings & Loans)	1,716	19,820
Home Properties, Inc. (REIT)	1,248	48,897
Horace Mann Educators Corp. (Insurance)	1,716	21,330
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,404	34,131
Horsehead Holding Corp.* (Mining)	1,716	16,353
Hot Topic, Inc.* (Retail)	1,872	14,414
HSN, Inc.* (Retail)	1,404	20,976
Hub Group, Inc. - Class A* (Transportation)	1,092	27,147
Human Genome Sciences, Inc.* (Biotechnology)	3,900	72,891
Huron Consulting Group, Inc.* (Commercial Services)	624	14,477
Iconix Brand Group, Inc.* (Apparel)	2,028	23,646
ICU Medical, Inc.* (Healthcare - Products)	624	21,840
II-VI, Inc.* (Electronics)	936	24,776
Immucor, Inc.* (Healthcare - Products)	1,872	33,471
ImmunoGen, Inc.* (Biotechnology)	2,340	15,655
Impax Laboratories, Inc.* (Pharmaceuticals)	1,716	15,238
Independent Bank Corp./MA (Banks)	1,404	29,863
Infinera Corp.* (Telecommunications)	2,028	15,068
Infinity Property & Casualty Corp. (Insurance)	936	36,195
Informatica Corp.* (Software)	2,340	49,678
Information Services Group, Inc.* (Commercial Services)	5,148	18,533
Inland Real Estate Corp. (REIT)	4,524	38,816
Innospec, Inc. (Chemicals)	1,092	12,907
Insight Enterprises, Inc.* (Retail)	1,404	14,770
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	936	19,843
Insteel Industries, Inc. (Miscellaneous Manufacturing)	1,560	17,347
InterDigital, Inc.* (Telecommunications)	1,248	25,659
Interface, Inc. - Class A (Office Furnishings)	1,872	14,527
Intermec, Inc.* (Machinery - Diversified)	2,340	28,829
Interval Leisure Group, Inc.* (Leisure Time)	1,248	13,928
Intevac, Inc.* (Machinery - Diversified)	1,716	17,503
Invacare Corp. (Healthcare - Products)	1,560	34,991
inVentiv Health, Inc.* (Advertising)	1,248	21,191
ION Geophysical Corp.* (Oil & Gas Services)	4,212	16,132
IPC The Hospitalist Co.* (Healthcare - Services)	468	14,180
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,496	31,624
J. Crew Group, Inc.* (Retail)	1,092	44,532
j2 Global Communications, Inc.* (Internet)	1,560	31,902
Jack Henry & Associates, Inc. (Computers)	2,496	57,583
Jack in the Box, Inc.* (Retail)	1,872	35,119
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,716	8,426
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,716	24,419
James River Coal Co.* (Coal)	1,092	20,737
JetBlue Airways Corp.* (Airlines)	6,708	33,272
Jo-Ann Stores, Inc.* (Retail)	936	24,916
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,092	17,931
Jones Apparel Group, Inc. (Apparel)	2,652	47,444
Jos. A. Bank Clothiers, Inc.* (Retail)	624	25,572
K-Swiss, Inc. - Class A (Apparel)	2,340	19,094
Kaiser Aluminum Corp. (Mining)	624	24,929
Kaman Corp. (Aerospace/Defense)	1,092	22,561
Kaydon Corp. (Metal Fabricate/Hardware)	936	32,751
KBW, Inc.* (Diversified Financial Services)	780	21,840
Kelly Services, Inc. - Class A (Commercial Services)	2,028	22,470
Kenexa Corp.* (Commercial Services)	1,092	13,759
Key Energy Services, Inc.* (Oil & Gas Services)	4,992	36,492
Keynote Systems, Inc.* (Internet)	1,716	17,538
Kforce, Inc.* (Commercial Services)	2,340	27,448
Kindred Healthcare, Inc.* (Healthcare - Services)	1,248	18,346
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	2,496	42,058
Knight Transportation, Inc. (Transportation)	1,872	30,027
Knightsbridge Tankers, Ltd. (Transportation)	1,248	15,775
Kopin Corp.* (Semiconductors)	3,276	14,545
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	780	20,374
L-1 Identity Solutions, Inc.* (Electronics)	2,652	15,673
L.B. Foster Co. - Class A* (Metal Fabricate/Hardware)	624	17,522
Laclede Group, Inc. (Gas)	936	28,745
Ladish Co., Inc.* (Metal Fabricate/Hardware)	1,092	14,152
Lakeland Financial Corp. (Banks)	936	19,254
Lancaster Colony Corp. (Miscellaneous Manufacturing)	624	30,314
Lance, Inc. (Food)	1,248	30,102
Landauer, Inc. (Commercial Services)	468	24,238

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
LaSalle Hotel Properties (REIT)	1,872	$32,124
Lawson Software, Inc.* (Software)	4,992	31,500
Lexington Realty Trust (REIT)	4,317	18,088
LHC Group, Inc.* (Healthcare - Services)	624	17,416
Ligand Pharmaceuticals, Inc. - Class B* (Pharmaceuticals)	4,212	7,160
Littelfuse, Inc.* (Electrical Components & Equipment)	1,092	30,096
Live Nation, Inc.* (Commercial Services)	3,276	21,818
Liz Claiborne, Inc. (Apparel)	4,836	27,759
Loral Space & Communications, Inc.* (Telecommunications)	312	8,243
Louisiana-Pacific Corp.* (Forest Products & Paper)	4,212	22,113
Lufkin Industries, Inc. (Oil & Gas Services)	624	35,599
Luminex Corp.* (Healthcare - Products)	1,248	18,371
M&F Worldwide Corp.* (Food)	624	13,279
Magellan Health Services, Inc.* (Healthcare - Services)	1,092	35,086
MainSource Financial Group, Inc. (Banks)	1,872	10,914
ManTech International Corp. - Class A* (Software)	624	27,369
Marcus Corp. (Lodging)	1,560	18,252
MarketAxess Holdings, Inc.* (Diversified Financial Services)	1,248	14,826
Martek Biosciences Corp.* (Biotechnology)	1,404	25,216
Masimo Corp.* (Healthcare - Products)	1,560	41,449
MasTec, Inc.* (Telecommunications)	1,560	18,408
Matrix Service Co.* (Oil & Gas Services)	1,248	11,070
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,092	40,109
Max Capital Group, Ltd. (Insurance)	1,404	28,993
MB Financial, Inc. (Banks)	2,184	39,050
McGrath Rentcorp (Commercial Services)	936	18,486
McMoRan Exploration Co.* (Oil & Gas)	2,964	22,793
Meadowbrook Insurance Group, Inc. (Insurance)	2,964	19,948
MedAssets, Inc.* (Software)	1,248	27,381
Mediacom Communications Corp. - Class A* (Media)	2,496	11,931
Medical Properties Trust, Inc. (REIT)	3,120	24,960
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,716	36,328
Mentor Graphics Corp.* (Computers)	3,276	23,915
MercadoLibre, Inc.* (Commercial Services)	624	22,333
Meridian Bioscience, Inc. (Healthcare - Products)	1,092	24,231
Merit Medical Systems, Inc.* (Healthcare - Products)	1,404	23,840
Meritage Homes Corp.* (Home Builders)	780	14,227
MF Global, Ltd.* (Diversified Financial Services)	1,404	9,996
MFA Financial, Inc. (REIT)	5,772	42,828
MGE Energy, Inc. (Electric)	1,248	43,705
MGIC Investment Corp.* (Insurance)	2,652	11,430
Microsemi Corp.* (Semiconductors)	2,340	31,145
Mid-America Apartment Communities, Inc. (REIT)	936	41,015
Middlesex Water Co. (Water)	2,028	31,211
MKS Instruments, Inc.* (Semiconductors)	2,184	34,158
Mobile Mini, Inc.* (Storage/Warehousing)	1,716	24,882
ModusLink Global Solutions, Inc.* (Internet)	1,872	15,388
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,248	11,382
Monolithic Power Systems, Inc.* (Semiconductors)	1,092	21,829
Montpelier Re Holdings, Ltd. (Insurance)	3,588	57,982
Moog, Inc. - Class A* (Aerospace/Defense)	1,248	31,163
Move, Inc.* (Internet)	5,616	11,513
MPS Group, Inc.* (Commercial Services)	4,368	59,055
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,248	29,528
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,900	17,472
Myriad Pharmaceuticals, Inc.* (Pharmaceuticals)	332	1,833
NATCO Group, Inc. - Class A* (Oil & Gas Services)	780	33,992
National CineMedia, Inc. (Entertainment)	1,248	19,968
National Financial Partners* (Diversified Financial Services)	1,248	10,171
National Penn Bancshares, Inc. (Banks)	4,368	24,548
National Presto Industries, Inc. (Housewares)	312	27,122
National Retail Properties, Inc. (REIT)	2,340	45,349
Natus Medical, Inc.* (Healthcare - Products)	1,560	21,668
Navigant Consulting Co.* (Commercial Services)	1,872	26,657
NBT Bancorp, Inc. (Banks)	1,404	30,607
Nektar Therapeutics* (Biotechnology)	2,808	22,801
Neogen Corp.* (Pharmaceuticals)	780	24,726
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,560	27,284
Netezza Corp.* (Computers)	1,872	17,297
NETGEAR, Inc.* (Telecommunications)	1,248	22,751
Netlogic Microsystems, Inc.* (Semiconductors)	624	23,718
Neutral Tandem, Inc.* (Telecommunications)	780	16,450
NewAlliance Bancshares, Inc. (Savings & Loans)	3,432	38,027
NewMarket Corp. (Chemicals)	312	29,172
Newpark Resources, Inc.* (Oil & Gas Services)	4,836	14,556
Newport Corp.* (Electronics)	3,120	23,213

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
NIC, Inc. (Internet)	2,496	$21,865
Nicor, Inc. (Gas)	1,404	52,060
Nordson Corp. (Machinery - Diversified)	936	49,393
Northwest Natural Gas Co. (Gas)	936	39,134
Novatel Wireless, Inc.* (Telecommunications)	1,404	12,524
NPS Pharmaceuticals, Inc.* (Biotechnology)	3,120	9,890
NTELOS Holdings Corp. (Telecommunications)	1,092	16,489
Nu Skin Enterprises, Inc. (Retail)	1,872	42,607
NuVasive, Inc.* (Healthcare - Products)	936	33,967
Ocwen Financial Corp.* (Diversified Financial Services)	1,092	11,936
OfficeMax, Inc.* (Retail)	2,808	32,095
Old Dominion Freight Line, Inc.* (Transportation)	780	20,272
Old National Bancorp (Banks)	3,120	32,354
Olin Corp. (Chemicals)	2,652	40,496
OM Group, Inc.* (Chemicals)	936	25,291
OMEGA Healthcare Investors, Inc. (REIT)	3,276	49,664
Omnicell, Inc.* (Software)	1,404	13,815
OmniVision Technologies, Inc.* (Semiconductors)	1,872	22,951
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,560	41,496
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	780	9,017
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,248	19,506
Orbital Sciences Corp.* (Aerospace/Defense)	2,184	28,130
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,872	16,099
Oriental Financial Group, Inc. (Banks)	1,092	11,630
Orion Marine Group, Inc.* (Engineering & Construction)	624	11,881
Orthofix International N.V.* (Healthcare - Products)	780	24,960
Orthovita, Inc.* (Healthcare - Products)	2,652	9,282
Otter Tail Corp. (Electric)	1,248	29,028
Owens & Minor, Inc. (Distribution/Wholesale)	1,092	44,652
Pacific Sunwear of California, Inc.* (Retail)	2,496	15,076
PacWest Bancorp (Banks)	1,092	18,542
PAETEC Holding Corp.* (Telecommunications)	4,524	14,658
Palm, Inc.* (Computers)	1,872	21,734
Palomar Medical Technologies, Inc.* (Healthcare - Products)	780	7,925
Papa John’s International, Inc.* (Retail)	936	21,060
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,248	26,171
Parametric Technology Corp.* (Software)	3,276	48,845
PAREXEL International Corp.* (Commercial Services)	1,560	19,531
Park Electrochemical Corp. (Electronics)	1,248	28,055
Parker Drilling Co.* (Oil & Gas)	4,992	25,958
PDL BioPharma, Inc. (Biotechnology)	3,588	30,175
Pegasystems, Inc. (Software)	624	17,890
Penn Virginia Corp. (Oil & Gas)	1,716	34,749
Perot Systems Corp. - Class A* (Computers)	2,496	74,730
PetMed Express, Inc. (Pharmaceuticals)	1,248	19,581
Petroleum Development* (Oil & Gas)	1,092	18,236
PetroQuest Energy, Inc.* (Oil & Gas)	2,184	13,388
Pharmasset, Inc.* (Pharmaceuticals)	1,248	23,437
PharMerica Corp.* (Pharmaceuticals)	1,248	19,257
Phase Forward, Inc.* (Software)	1,560	20,452
PHH Corp.* (Commercial Services)	1,404	22,689
PHI, Inc.* (Transportation)	624	10,720
PICO Holdings, Inc.* (Water)	780	26,473
Piedmont Natural Gas Co., Inc. (Gas)	2,028	47,212
Pinnacle Entertainment, Inc.* (Entertainment)	1,872	15,818
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	624	28,947
Plantronics, Inc. (Telecommunications)	1,560	37,612
Platinum Underwriters Holdings, Ltd. (Insurance)	1,404	50,221
Plexus Corp.* (Electronics)	1,404	35,521
PNM Resources, Inc. (Electric)	2,652	28,429
Polaris Industries, Inc. (Leisure Time)	780	32,815
Polycom, Inc.* (Telecommunications)	2,184	46,890
PolyOne Corp.* (Chemicals)	5,304	29,596
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,092	11,968
Portland General Electric Co. (Electric)	2,184	40,601
Post Properties, Inc. (REIT)	1,560	25,724
Potlatch Corp. (Forest Products & Paper)	1,404	39,186
Powell Industries, Inc.* (Electrical Components & Equipment)	468	17,213
Power Integrations, Inc. (Semiconductors)	936	29,203
Powerwave Technologies, Inc.* (Telecommunications)	5,772	7,215
Premiere Global Services, Inc.* (Telecommunications)	2,028	15,149
PrivateBancorp, Inc. (Banks)	780	7,121
ProAssurance Corp.* (Insurance)	1,092	54,906
Progress Software Corp.* (Software)	1,716	39,640
Prospect Capital Corp. (Investment Companies)	1,248	12,393
Prosperity Bancshares, Inc. (Banks)	1,248	44,666
Provident New York Bancorp (Savings & Loans)	3,588	30,606
PSS World Medical, Inc.* (Healthcare - Products)	1,872	37,852
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,248	25,759
Quanex Building Products Corp. (Building Materials)	1,716	25,517
Quantum Corp.* (Computers)	8,424	15,584
Quest Software, Inc.* (Software)	2,184	36,626

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	2,340	$10,624
Quidel Corp.* (Healthcare - Products)	1,248	17,846
Quiksilver, Inc.* (Apparel)	4,680	9,313
Rackspace Hosting, Inc.* (Internet)	1,716	28,743
Radian Group, Inc. (Insurance)	2,808	16,258
Raven Industries, Inc. (Miscellaneous Manufacturing)	780	19,266
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	1,092	23,489
RC2 Corp.* (Toys/Games/Hobbies)	624	8,149
RCN Corp.* (Telecommunications)	2,184	18,215
Redwood Trust, Inc. (REIT)	2,028	28,270
Regal-Beloit Corp. (Hand/Machine Tools)	1,716	80,446
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,560	24,492
Regis Corp. (Retail)	1,560	25,334
RehabCare Group, Inc.* (Healthcare - Services)	624	11,700
Renasant Corp. (Banks)	1,404	20,555
Rent-A-Center, Inc.* (Commercial Services)	1,872	34,370
Res-Care, Inc.* (Healthcare - Services)	1,560	18,767
Resources Connection, Inc.* (Commercial Services)	1,560	26,941
RF Micro Devices, Inc.* (Telecommunications)	6,864	27,319
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	1,092	7,000
Rimage Corp.* (Computers)	936	17,222
Riverbed Technology, Inc.* (Computers)	1,404	28,768
RLI Corp. (Insurance)	936	46,800
Robbins & Myers, Inc. (Machinery - Diversified)	936	21,715
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,092	47,830
Rockwood Holdings, Inc.* (Chemicals)	1,716	34,114
Rofin-Sinar Technologies, Inc.* (Electronics)	1,092	23,423
Rollins, Inc. (Commercial Services)	1,404	25,384
Rosetta Resources, Inc.* (Oil & Gas)	2,496	33,771
RTI Biologics, Inc.* (Healthcare - Products)	2,496	9,784
RTI International Metals, Inc.* (Mining)	1,092	22,615
Ruby Tuesday, Inc.* (Retail)	1,716	11,429
Ruddick Corp. (Food)	1,560	41,683
S.Y. Bancorp, Inc. (Banks)	780	17,433
S1 Corp.* (Internet)	2,808	16,848
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,872	34,426
Sally Beauty Holdings, Inc.* (Retail)	3,432	23,166
Sanderson Farms, Inc. (Food)	624	22,832
Sandy Spring Bancorp, Inc. (Banks)	1,248	14,427
Sapient Corp.* (Internet)	3,120	25,397
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,092	13,759
SAVVIS, Inc.* (Telecommunications)	1,404	20,765
ScanSource, Inc.* (Distribution/Wholesale)	1,092	27,726
SCBT Financial Corp. (Banks)	936	24,214
School Specialty, Inc.* (Retail)	1,248	27,768
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	624	32,230
Seattle Genetics, Inc.* (Biotechnology)	3,120	28,330
Selective Insurance Group, Inc. (Insurance)	2,184	33,459
Semtech Corp.* (Semiconductors)	2,184	33,786
Sensient Technologies Corp. (Chemicals)	1,716	43,398
Shenandoah Telecommunications Co. (Telecommunications)	936	15,622
ShoreTel, Inc.* (Telecommunications)	1,560	10,249
Shuffle Master, Inc.* (Entertainment)	2,028	15,839
Signature Bank* (Banks)	1,092	34,464
Silicon Graphics International Corp.* (Computers)	3,588	21,384
Simmons First National Corp. - Class A (Banks)	780	22,823
Simpson Manufacturing Co., Inc. (Building Materials)	1,404	32,840
Sinclair Broadcast Group, Inc. - Class A (Media)	6,240	24,586
Skechers U.S.A., Inc. - Class A* (Apparel)	1,560	34,039
SkyWest, Inc. (Airlines)	2,340	32,690
Skyworks Solutions, Inc.* (Semiconductors)	4,212	43,931
Smart Balance, Inc.* (Food)	2,496	13,179
Smith Corp. (Miscellaneous Manufacturing)	936	37,094
Smith Micro Software, Inc.* (Software)	1,560	14,165
Solera Holdings, Inc. (Software)	1,716	55,289
Solutia, Inc.* (Chemicals)	2,808	30,888
Sonic Automotive, Inc. (Retail)	780	6,973
Sonic Corp.* (Retail)	2,808	26,255
SONICWALL, Inc.* (Internet)	3,900	30,966
SonoSite, Inc.* (Healthcare - Products)	1,092	27,071
Sonus Networks, Inc.* (Telecommunications)	7,644	14,676
Sotheby’s (Commercial Services)	936	14,845
Southside Bancshares, Inc. (Banks)	1,092	22,703
Southwest Gas Corp. (Gas)	1,872	46,781
Spartan Motors, Inc. (Auto Parts & Equipment)	936	4,671
Spartech Corp. (Chemicals)	936	8,958
Spherion Corp.* (Commercial Services)	2,028	10,039
SRA International, Inc. - Class A* (Computers)	1,248	23,412
Stage Stores, Inc. (Retail)	1,560	18,408
Standard Microsystems Corp.* (Semiconductors)	1,248	24,036
Standard Pacific Corp.* (Home Builders)	4,368	13,104
Starent Networks Corp.* (Software)	780	26,317
Stein Mart, Inc.* (Retail)	936	8,892
StellarOne Corp. (Banks)	1,092	11,586
Stepan Co. (Chemicals)	468	26,788

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
STERIS Corp. (Healthcare - Products)	1,716	$50,210
Sterling Bancorp (Banks)	2,808	18,898
Sterling Bancshares, Inc. (Banks)	3,432	19,116
Steven Madden, Ltd.* (Apparel)	780	31,590
Stewart Enterprises, Inc. - Class A (Commercial Services)	3,120	14,290
Stifel Financial Corp.* (Diversified Financial Services)	780	40,529
Stone Energy Corp.* (Oil & Gas)	1,716	26,306
Sun Communities, Inc. (REIT)	1,560	27,206
Sun Healthcare Group, Inc.* (Healthcare - Services)	2,340	21,247
Sunstone Hotel Investors, Inc. (REIT)	2,965	22,386
Superior Industries International, Inc. (Auto Parts & Equipment)	1,404	18,645
Susquehanna Bancshares, Inc. (Banks)	4,836	26,646
SVB Financial Group* (Banks)	780	32,175
Swift Energy Co.* (Oil & Gas)	1,872	39,649
Sycamore Networks, Inc.* (Telecommunications)	7,020	20,007
Sykes Enterprises, Inc.* (Computers)	1,404	33,331
Symmetry Medical, Inc.* (Healthcare - Products)	1,872	14,976
Symyx Technologies, Inc.* (Chemicals)	1,560	9,157
Syniverse Holdings, Inc.* (Telecommunications)	1,716	29,395
SYNNEX Corp.* (Software)	780	20,069
Take-Two Interactive Software, Inc.* (Software)	2,028	22,247
Taleo Corp. - Class A* (Software)	1,092	23,740
Tanger Factory Outlet Centers, Inc. (REIT)	1,092	41,572
Technitrol, Inc. (Electronics)	1,560	12,152
Tekelec* (Telecommunications)	2,184	32,804
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,092	37,303
TeleTech Holdings, Inc.* (Commercial Services)	1,092	19,536
Tempur-Pedic International, Inc.* (Home Furnishings)	1,872	36,261
Tennant Co. (Machinery - Diversified)	1,092	29,113
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,560	21,247
Terremark Worldwide, Inc.* (Internet)	2,808	17,943
Tessera Technologies, Inc.* (Semiconductors)	1,248	27,593
Tetra Tech, Inc.* (Environmental Control)	1,560	40,139
TETRA Technologies, Inc.* (Oil & Gas Services)	3,120	29,515
Texas Capital Bancshares, Inc.* (Banks)	1,716	25,002
Texas Roadhouse, Inc. - Class A* (Retail)	1,872	17,728
The Andersons, Inc. (Agriculture)	624	19,363
The Buckle, Inc. (Retail)	780	23,408
The Cato Corp. - Class A (Retail)	1,248	24,598
The Children’s Place Retail Stores, Inc.* (Retail)	780	24,531
The Corporate Executive Board Co. (Commercial Services)	1,248	29,964
The Finish Line, Inc. - Class A (Retail)	1	10
The Geo Group, Inc.* (Commercial Services)	1,560	32,994
The Gymboree Corp.* (Apparel)	780	33,205
The Hain Celestial Group, Inc.* (Food)	1,560	27,362
The Men’s Wearhouse, Inc. (Retail)	1,716	39,760
The Pantry, Inc.* (Retail)	780	11,006
The Pep Boys - Manny, Moe & Jack (Retail)	1,716	15,049
The Phoenix Cos., Inc. (Insurance)	3,900	12,402
The Ryland Group, Inc. (Home Builders)	1,248	23,150
The Timberland Co. - Class A* (Apparel)	1,872	30,289
The Ultimate Software Group, Inc.* (Software)	936	23,877
The Warnaco Group, Inc.* (Apparel)	1,248	50,581
The Wet Seal, Inc. - Class A* (Retail)	4,524	14,432
Theravance, Inc.* (Pharmaceuticals)	1,560	21,793
Thoratec Corp.* (Healthcare - Products)	1,560	40,966
THQ, Inc.* (Software)	2,340	12,238
Tibco Software, Inc.* (Internet)	5,460	47,775
Ticketmaster Entertainment, Inc.* (Commercial Services)	1,716	16,559
Titan International, Inc. (Auto Parts & Equipment)	1,716	14,414
TiVo, Inc.* (Home Furnishings)	2,808	30,551
TNS, Inc.* (Commercial Services)	780	22,043
Tower Group, Inc. (Insurance)	1,248	30,676
Tractor Supply Co.* (Retail)	936	41,839
TradeStation Group, Inc.* (Diversified Financial Services)	2,808	21,678
Tredegar Corp. (Miscellaneous Manufacturing)	1,560	21,263
TreeHouse Foods, Inc.* (Food)	936	35,006
TriQuint Semiconductor, Inc.* (Semiconductors)	4,524	24,384
Triumph Group, Inc. (Aerospace/Defense)	624	29,209
True Religion Apparel, Inc.* (Apparel)	936	24,121
TrueBlue, Inc.* (Commercial Services)	2,652	32,089
TrustCo Bank Corp. NY (Banks)	4,368	25,990
Trustmark Corp. (Banks)	1,716	32,518
TTM Technologies, Inc.* (Electronics)	2,340	23,798
Tupperware Corp. (Household Products/Wares)	1,560	70,231
Tutor Perini Corp.* (Engineering & Construction)	780	13,767
Tyler Technologies, Inc.* (Computers)	1,716	32,638
UAL Corp.* (Airlines)	4,680	30,467
UIL Holdings Corp. (Electric)	1,404	36,055
UMB Financial Corp. (Banks)	1,092	43,429
Umpqua Holdings Corp. (Banks)	2,184	21,643
Union Bankshares Corp. (Banks)	780	9,610
Unisource Energy Corp. (Electric)	1,248	36,042

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Unisys Corp.* (Computers)	1,045	$30,457
United Fire & Casualty Co. (Insurance)	1,248	21,815
United Natural Foods, Inc.* (Food)	1,248	30,089
United Online, Inc. (Internet)	3,276	26,208
United Rentals, Inc.* (Commercial Services)	2,808	26,648
United Stationers, Inc.* (Distribution/Wholesale)	780	36,769
Universal Forest Products, Inc. (Building Materials)	780	27,830
Universal Health Realty Income Trust (REIT)	1,092	34,671
US Airways Group, Inc.* (Airlines)	5,772	17,662
USEC, Inc.* (Mining)	3,588	13,850
VAALCO Energy, Inc. (Oil & Gas)	3,588	15,285
Valassis Communications, Inc.* (Commercial Services)	1,560	28,439
ValueClick, Inc.* (Internet)	2,808	27,631
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	624	6,365
Varian, Inc.* (Electronics)	936	47,923
Veeco Instruments, Inc.* (Semiconductors)	1,404	34,187
VeriFone Holdings, Inc.* (Software)	2,340	31,122
ViaSat, Inc.* (Telecommunications)	936	27,284
ViroPharma, Inc.* (Pharmaceuticals)	2,652	19,996
VIVUS, Inc.* (Healthcare - Products)	2,652	20,951
Vocus, Inc.* (Internet)	780	14,118
Volcano Corp.* (Healthcare - Products)	1,560	22,386
W&T Offshore, Inc. (Oil & Gas)	2,184	25,444
W.R. Grace & Co.* (Chemicals)	2,028	44,393
Walter Investment Management Corp. (REIT)	468	6,093
Washington REIT (REIT)	1,716	45,817
Washington Trust Bancorp, Inc. (Banks)	1,092	16,402
Watsco, Inc. (Distribution/Wholesale)	468	23,971
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,092	47,589
Watts Water Technologies, Inc. - Class A (Electronics)	1,248	35,256
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,652	23,258
WD-40 Co. (Household Products/Wares)	936	29,475
Websense, Inc.* (Internet)	1,560	25,054
Webster Financial Corp. (Banks)	2,340	26,465
WellCare Health Plans, Inc.* (Healthcare - Services)	1,092	28,534
Werner Enterprises, Inc. (Transportation)	1,560	29,250
WesBanco, Inc. (Banks)	1,404	19,867
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,248	49,259
Westamerica Bancorp (Banks)	780	37,284
Westfield Financial, Inc. (Banks)	2,964	23,860
Weyco Group, Inc. (Apparel)	624	13,915
WGL Holdings, Inc. (Gas)	1,560	51,574
Willbros Group, Inc.* (Oil & Gas Services)	1,716	22,548
Winn-Dixie Stores, Inc.* (Food)	1,872	20,760
Wintrust Financial Corp. (Banks)	1,092	30,805
Wolverine World Wide, Inc. (Apparel)	1,872	47,886
Woodward Governor Co. (Electronics)	1,716	40,343
World Acceptance Corp.* (Diversified Financial Services)	624	15,656
World Fuel Services Corp. (Retail)	936	47,596
World Wrestling Entertainment, Inc. (Entertainment)	1,716	22,788
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,028	22,409
Wright Express Corp.* (Commercial Services)	1,248	34,832
Wright Medical Group, Inc.* (Healthcare - Products)	1,560	25,350
XenoPort, Inc.* (Pharmaceuticals)	1,092	18,247
Zenith National Insurance Corp. (Insurance)	1,560	44,507
Zep, Inc. (Chemicals)	936	16,006
Zoll Medical Corp.* (Healthcare - Products)	1,092	21,207
Zoran Corp.* (Semiconductors)	1,872	16,605

TOTAL COMMON STOCKS (Cost $17,050,128)		20,022,946

	Principal Amount
Repurchase Agreements (32.3%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,262,007 (Collateralized by $4,123,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $4,347,814)	$4,262,000	4,262,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,784,002 (Collateralized by $2,843,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $2,841,361)	2,784,000	2,784,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,245,009 (Collateralized by $4,931,000 of various U.S. Government Agency Obligations, 4.38%–6.00%, 6/21/10-3/5/12, market value $5,353,701)	5,245,000	5,245,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,649,003 (Collateralized by $1,665,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $1,693,293)	1,649,000	1,649,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,940,000)		13,940,000

TOTAL INVESTMENT SECURITIES (Cost $30,990,128)—78.7%		33,962,946
Net other assets (liabilities) — 21.3%		9,198,286

NET ASSETS — 100.0%		$43,161,232

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $6,580,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/18/09 (Underlying notional amount at value $19,877,100)	354	$(398,410)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$24,988,152	$(1,067,821)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$20,309,433	$(549,111)

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$46,831	0.1%
Aerospace/Defense	309,230	0.7%
Aerospace/Defense Equipment	34,320	0.1%
Agriculture	19,363	NM
Airlines	156,034	0.4%
Apparel	470,954	1.1%
Auto Manufacturers	8,237	NM
Auto Parts & Equipment	133,459	0.3%
Banks	1,341,036	3.1%
Biotechnology	399,228	0.9%
Building Materials	158,824	0.4%
Chemicals	447,319	1.0%
Coal	20,737	NM
Commercial Services	1,381,120	3.3%
Computers	494,492	1.1%
Cosmetics/Personal Care	47,355	0.1%
Distribution/Wholesale	176,869	0.4%
Diversified Financial Services	327,582	0.8%
Electric	213,860	0.5%
Electrical Components & Equipment	200,543	0.5%
Electronics	585,994	1.4%
Energy - Alternate Sources	12,212	NM
Engineering & Construction	128,770	0.3%
Entertainment	149,298	0.3%
Environmental Control	160,063	0.4%
Food	306,183	0.7%
Forest Products & Paper	271,000	0.6%
Gas	265,506	0.6%
Hand/Machine Tools	154,595	0.4%
Healthcare - Products	953,282	2.2%
Healthcare - Services	373,137	0.9%
Home Builders	50,481	0.1%
Home Furnishings	66,812	0.2%
Household Products/Wares	243,415	0.6%
Housewares	27,122	0.1%
Insurance	783,543	1.8%
Internet	622,841	1.4%
Investment Companies	100,976	0.2%
Leisure Time	73,363	0.2%
Lodging	45,833	0.1%
Machinery - Construction & Mining	17,940	NM
Machinery - Diversified	235,817	0.5%
Media	61,671	0.1%
Metal Fabricate/Hardware	196,250	0.5%
Mining	175,729	0.4%
Miscellaneous Manufacturing	525,298	1.2%
Office Furnishings	41,039	0.1%
Oil & Gas	626,879	1.5%
Oil & Gas Services	378,572	0.9%
Packaging & Containers	10,360	NM
Pharmaceuticals	499,546	1.2%
REIT	1,170,762	2.7%
Real Estate	18,420	NM
Retail	1,203,751	2.8%
Savings & Loans	138,862	0.3%
Semiconductors	593,441	1.4%
Software	912,057	2.1%
Storage/Warehousing	24,882	0.1%
Telecommunications	965,271	2.2%
Toys/Games/Hobbies	32,568	0.1%
Transportation	324,036	0.8%
Trucking & Leasing	16,062	NM
Water	91,914	0.2%
Other**	23,138,286	53.6%

Total	$43,161,232	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$20,022,946	$—	$20,022,946
Repurchase Agreements	—	13,940,000	13,940,000

Total Investment Securities	20,022,946	13,940,000	33,962,946

Other Financial Instruments^	(398,410)	(1,616,932)	(2,015,342)

Total Investments	$19,624,536	$12,323,068	$31,947,604

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (49.2%)
3M Co. (Miscellaneous Manufacturing)	7,906	$581,644
Alcoa, Inc. (Mining)	7,906	98,192
American Express Co. (Diversified Financial Services)	7,906	275,445
AT&T, Inc. (Telecommunications)	7,906	202,947
Bank of America Corp. (Banks)	7,906	115,269
Boeing Co. (Aerospace/Defense)	7,906	377,907
Caterpillar, Inc. (Machinery - Construction & Mining)	7,906	435,304
Chevron Corp. (Oil & Gas)	7,906	605,125
Cisco Systems, Inc.* (Telecommunications)	7,906	180,652
Coca-Cola Co. (Beverages)	7,906	421,469
E.I. du Pont de Nemours & Co. (Chemicals)	7,906	251,569
Exxon Mobil Corp. (Oil & Gas)	7,906	566,623
General Electric Co. (Miscellaneous Manufacturing)	7,906	112,740
Hewlett-Packard Co. (Computers)	7,906	375,219
Home Depot, Inc. (Retail)	7,906	198,362
Intel Corp. (Semiconductors)	7,906	151,084
International Business Machines Corp. (Computers)	7,906	953,543
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,906	330,234
Johnson & Johnson (Healthcare - Products)	7,906	466,849
Kraft Foods, Inc. (Food)	7,906	217,573
McDonald’s Corp. (Retail)	7,906	463,371
Merck & Co., Inc. (Pharmaceuticals)	7,906	244,533
Microsoft Corp. (Software)	7,906	219,233
Pfizer, Inc. (Pharmaceuticals)	7,906	134,639
Procter & Gamble Co. (Cosmetics/Personal Care)	7,906	458,548
The Travelers Cos., Inc. (Insurance)	7,906	393,640
United Technologies Corp. (Aerospace/Defense)	7,906	485,824
Verizon Communications, Inc. (Telecommunications)	7,906	233,938
Wal-Mart Stores, Inc. (Retail)	7,906	392,770
Walt Disney Co. (Media)	7,906	216,387

TOTAL COMMON STOCKS (Cost $7,128,684)		10,160,633

	Principal Amount
Repurchase Agreements (25.4%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,600,003 (Collateralized by $1,548,100 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,632,157)	$1,600,000	1,600,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,045,001 (Collateralized by $1,068,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,067,384)	1,045,000	1,045,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,970,003 (Collateralized by $1,919,000 of various Federal National Mortgage Association Securities, 4.38%–6.00%, 6/21/10-5/15/11, market value $2,019,143)	1,970,000	1,970,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $622,001 (Collateralized by $630,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $638,401)	622,000	622,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,237,000)		5,237,000

TOTAL INVESTMENT SECURITIES (Cost $12,365,684)—74.6%		15,397,633
Net other assets (liabilities) — 25.4%		5,232,464

NET ASSETS — 100.0%		$20,630,097

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $3,270,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring 12/18/09 (Underlying notional amount at value $241,350)	5	$(437)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$5,486,436	$(95,908)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	$25,043,276	$(421,914)

UltraDow 30 ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Aerospace/Defense	$863,731	4.2%
Banks	115,269	0.6%
Beverages	421,469	2.0%
Chemicals	251,569	1.2%
Computers	1,328,762	6.4%
Cosmetics/Personal Care	458,548	2.2%
Diversified Financial Services	605,679	2.9%
Food	217,573	1.1%
Healthcare - Products	466,849	2.3%
Insurance	393,640	1.9%
Machinery - Construction & Mining	435,304	2.1%
Media	216,387	1.0%

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	October 31, 2009
(unaudited)

Mining	98,192	0.5%
Miscellaneous Manufacturing	694,384	3.4%
Oil & Gas	1,171,748	5.7%
Pharmaceuticals	379,172	1.8%
Retail	1,054,503	5.1%
Semiconductors	151,084	0.7%
Software	219,233	1.1%
Telecommunications	617,537	3.0%
Other**	10,469,464	50.8%

Total	$20,630,097	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$10,160,633	$—	$10,160,633
Repurchase Agreements	—	5,237,000	5,237,000

Total Investment Securities	10,160,633	5,237,000	15,397,633

Other Financial Instruments^	(437)	(517,822)	(518,259)

Total Investments	$10,160,196	$4,719,178	$14,879,374

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (66.6%)
Activision Blizzard, Inc.* (Software)	66,505	$720,249
Adobe Systems, Inc.* (Software)	30,315	998,576
Akamai Technologies, Inc.* (Internet)	9,635	211,970
Altera Corp. (Semiconductors)	24,205	479,017
Amazon.com, Inc.* (Internet)	16,920	2,010,265
Amgen, Inc.* (Biotechnology)	27,730	1,489,933
Apollo Group, Inc. - Class A* (Commercial Services)	9,165	523,322
Apple Computer, Inc.* (Computers)	73,320	13,820,820
Applied Materials, Inc. (Semiconductors)	40,420	493,124
Autodesk, Inc.* (Software)	14,100	351,513
Automatic Data Processing, Inc. (Software)	20,915	832,417
Baidu, Inc.ADR* (Internet)	1,645	621,678
Bed Bath & Beyond, Inc.* (Retail)	20,680	728,143
Biogen Idec, Inc.* (Biotechnology)	18,330	772,243
Broadcom Corp. - Class A* (Semiconductors)	23,265	619,082
C.H. Robinson Worldwide, Inc. (Transportation)	9,870	543,936
CA, Inc. (Software)	29,610	619,441
Celgene Corp.* (Biotechnology)	26,790	1,367,629
Cephalon, Inc.* (Pharmaceuticals)	4,230	230,873
Cerner Corp.* (Software)	4,700	357,388
Check Point Software Technologies, Ltd.* (Internet)	11,985	372,374
Cintas Corp. (Textiles)	10,810	299,329
Cisco Systems, Inc.* (Telecommunications)	120,790	2,760,051
Citrix Systems, Inc.* (Software)	12,690	466,484
Cognizant Technology Solutions Corp.* (Computers)	16,685	644,875
Comcast Corp. - Class A (Media)	84,600	1,226,700
Costco Wholesale Corp. (Retail)	13,395	761,506
Dell, Inc.* (Computers)	42,065	609,522
DENTSPLY International, Inc. (Healthcare - Products)	8,460	278,842
DIRECTV Group, Inc.* (Media)	41,830	1,100,129
DISH Network Corp. - Class A* (Media)	12,690	220,806
eBay, Inc.* (Internet)	56,400	1,256,028
Electronic Arts, Inc.* (Software)	19,035	347,198
Expedia, Inc.* (Internet)	16,685	378,249
Expeditors International of Washington, Inc. (Transportation)	12,220	393,728
Express Scripts, Inc.* (Pharmaceuticals)	14,335	1,145,653
Fastenal Co. (Distribution/Wholesale)	8,225	283,763
First Solar, Inc.* (Energy - Alternate Sources)	4,465	544,417
Fiserv, Inc.* (Software)	11,280	517,414
Flextronics International, Ltd.* (Electronics)	51,700	335,016
FLIR Systems, Inc.* (Electronics)	9,400	261,414
Foster Wheeler AG* (Engineering & Construction)	7,755	217,062
Garmin, Ltd. (Electronics)	10,810	327,111
Genzyme Corp.* (Biotechnology)	19,975	1,010,735
Gilead Sciences, Inc.* (Pharmaceuticals)	52,170	2,219,833
Google, Inc. - Class A* (Internet)	8,695	4,661,563
Hansen Natural Corp.* (Beverages)	5,170	186,896
Henry Schein, Inc.* (Healthcare - Products)	5,170	273,131
Hologic, Inc.* (Healthcare - Products)	15,745	232,711
IAC/InterActiveCorp* (Internet)	7,990	151,331
Illumina, Inc.* (Biotechnology)	7,050	226,305
Infosys Technologies, Ltd.ADR (Software)	6,345	291,870
Intel Corp. (Semiconductors)	114,915	2,196,026
Intuit, Inc.* (Software)	23,970	696,808
Intuitive Surgical, Inc.* (Healthcare - Products)	2,115	521,030
J.B. Hunt Transport Services, Inc. (Transportation)	7,520	226,051
Joy Global, Inc. (Machinery - Construction & Mining)	5,875	296,159
KLA -Tencor Corp. (Semiconductors)	12,220	397,272
Lam Research Corp.* (Semiconductors)	7,755	261,499
Liberty Global, Inc. - Class A* (Media)	8,225	168,859
Liberty Media Holding Corp. - Interactive Series A* (Internet)	31,960	362,426
Life Technologies Corp.* (Biotechnology)	10,575	498,823
Linear Technology Corp. (Semiconductors)	17,390	450,053
Logitech International S.A.ADR* (Computers)	10,340	175,780
Marvell Technology Group, Ltd.* (Semiconductors)	34,780	477,182
Maxim Integrated Products, Inc. (Semiconductors)	17,625	293,809
Microchip Technology, Inc. (Semiconductors)	8,930	213,963
Microsoft Corp. (Software)	180,010	4,991,677
Millicom International Cellular S.A.* (Telecommunications)	6,110	382,853
NetApp, Inc.* (Computers)	20,680	559,394
News Corp. - Class A (Media)	83,425	961,056
NII Holdings, Inc. - Class B* (Telecommunications)	9,400	253,142
NVIDIA Corp.* (Semiconductors)	31,490	376,620
O’Reilly Automotive, Inc.* (Retail)	7,990	297,867
Oracle Corp. (Software)	122,670	2,588,337
PACCAR, Inc. (Auto Manufacturers)	23,970	896,718
Patterson Cos., Inc.* (Healthcare - Products)	6,815	173,987
Paychex, Inc. (Commercial Services)	20,210	574,166
Pharmaceutical Product Development, Inc. (Commercial Services)	6,815	146,863
Priceline.com, Inc.* (Internet)	2,585	407,887
Qualcomm, Inc. (Telecommunications)	117,735	4,875,406
Research In Motion, Ltd.* (Computers)	33,370	1,959,820
Ross Stores, Inc. (Retail)	7,520	330,955
Rovi Corp.* (Semiconductors)	609	16,778
Ryanair Holdings PLCADR* (Airlines)	6,815	185,845
Seagate Technology (Computers)	28,905	403,225
Sears Holdings Corp.* (Retail)	7,285	494,360
Sigma-Aldrich Corp. (Chemicals)	6,815	353,903
Staples, Inc. (Retail)	28,435	617,040

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Starbucks Corp.* (Retail)	60,160	$1,141,837
Steel Dynamics, Inc. (Iron/Steel)	12,925	173,066
Stericycle, Inc.* (Environmental Control)	5,170	270,753
Symantec Corp.* (Internet)	50,055	879,967
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	43,240	2,182,755
Urban Outfitters, Inc.* (Retail)	9,870	309,721
VeriSign, Inc.* (Internet)	10,575	241,216
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,045	370,670
Warner Chilcott PLC - Class A* (Pharmaceuticals)	14,805	327,931
Wynn Resorts, Ltd.* (Lodging)	7,990	433,218
Xilinx, Inc. (Semiconductors)	21,385	465,124
Yahoo!, Inc.* (Internet)	39,480	627,732

TOTAL COMMON STOCKS (Cost $53,189,647)		88,301,294

	Principal Amount
Repurchase Agreements (34.8%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $14,077,023 (Collateralized by $13,620,100 U.S. Treasury Notes, 3.75%, 11/15/18, market value $14,359,626)	$14,077,000	14,077,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $9,203,008 (Collateralized by $9,395,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $9,389,585)	9,203,000	9,203,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $17,324,029 (Collateralized by $17,027,000 of various U.S. Government Agency Obligations, 3.00%–6.00%, 6/11/10-5/15/11, market value $17,687,673)	17,324,000	17,324,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,428,009 (Collateralized by $5,531,000 of various U.S. Government Agency Obligations, 0.63%–4.00%, 4/23/10-3/6/13, market value $5,547,763)	5,428,000	5,428,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,032,000)		46,032,000

TOTAL INVESTMENT SECURITIES (Cost $99,221,647)—101.4%		134,333,294
Net other assets (liabilities) — (1.4)%		(1,816,325)

NET ASSETS — 100.0%		$132,516,969

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $29,513,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/18/09 (Underlying notional amount at value $8,980,200)	270	$(367,464)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$74,604,546	$(2,527,022)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$93,565,816	$(2,995,565)

UltraNASDAQ-100 ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Airlines	$185,845	0.1%
Auto Manufacturers	896,718	0.7%
Beverages	186,896	0.1%
Biotechnology	5,736,338	4.3%
Chemicals	353,903	0.3%
Commercial Services	1,244,351	0.9%
Computers	18,173,436	13.9%
Distribution/Wholesale	283,763	0.2%
Electronics	923,541	0.7%
Energy - Alternate Sources	544,417	0.4%
Engineering & Construction	217,062	0.2%
Environmental Control	270,753	0.2%
Healthcare - Products	1,479,701	1.1%
Internet	12,182,686	9.2%
Iron/Steel	173,066	0.1%
Lodging	433,218	0.3%
Machinery - Construction & Mining	296,159	0.2%
Media	3,677,550	2.8%
Pharmaceuticals	6,107,045	4.6%
Retail	4,681,429	3.5%
Semiconductors	6,739,549	5.1%
Software	13,779,372	10.4%
Telecommunications	8,271,452	6.2%
Textiles	299,329	0.2%
Transportation	1,163,715	0.9%
Other**	44,215,675	33.4%

Total	$132,516,969	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$88,301,294	$—	$88,301,294
Repurchase Agreements	—	46,032,000	46,032,000

Total Investment Securities	88,301,294	46,032,000	134,333,294

Other Financial Instruments^	(367,464)	(5,522,587)	(5,890,051)

Total Investments	$87,933,830	$40,509,413	$128,443,243

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (104.9%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $7,504,013 (Collateralized by $7,260,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $7,654,721)	$7,504,000	$7,504,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,905,004 (Collateralized by $5,008,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $5,005,114)	4,905,000	4,905,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $9,236,015 (Collateralized by $9,048,000 of various U.S. Government Agency Obligations, 3.00%–6.00%, 6/11/10-3/5/12, market value $9,424,300)	9,236,000	9,236,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,897,005 (Collateralized by $2,946,000 of various U.S. Treasury Securities, 0.82%–4.00%, 3/30/10-3/6/13, market value $2,971,988)	2,897,000	2,897,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,542,000)		24,542,000

TOTAL INVESTMENT SECURITIES (Cost $24,542,000)—104.9%		24,542,000
Net other assets (liabilities) — (4.9)%		(1,141,337)

NET ASSETS — 100.0%		$23,400,663

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $6,720,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 12/18/09 (Underlying notional amount at value $6,547,620)	87	$(168,650)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$12,385,475	$(438,369)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$27,848,829	$(1,062,761)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$24,542,000	$24,542,000

Total Investment Securities	—	24,542,000	24,542,000

Other Financial Instruments^	(168,650)	(1,501,130)	(1,669,780)

Total Investments	$(168,650)	$23,040,870	$22,872,220

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks † (54.2%)
America Movil S.A.B. de C.V. (Telecommunications)	52,212	$2,304,116
AngloGold Ashanti, Ltd. (Mining)	24,045	902,649
AU Optronics Corp. (Electronics)	55,663	491,504
Banco Bradesco S.A. (Banks)	104,424	2,057,153
BRF-Brazil Foods S.A.* (Food)	9,618	465,223
Cemex S.A.B. de C.V.* (Building Materials)	57,708	599,009
China Life Insurance Co., Ltd. (Insurance)	32,289	2,215,348
China Mobile, Ltd. (Telecommunications)	57,021	2,664,591
China Petroleum and Chemical Corp. (Oil & Gas)	11,679	985,240
China Telecom Corp., Ltd. (Telecommunications)	9,618	423,000
China Unicom, Ltd. (Telecommunications)	86,562	1,095,009
Chunghwa Telecom Co., Ltd. (Telecommunications)	35,724	620,883
CNOOC, Ltd. (Oil & Gas)	10,305	1,534,827
Companhia de Bebidas das Americas (AmBev) (Beverages)	10,992	990,159
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	24,045	379,671
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	28,167	934,018
Companhia Vale Do Rio Doce (Mining)	89,310	2,276,512
Compania de Minas Buenaventura S.A. (Mining)	10,992	369,001
Ecopetrol S.A. (Oil & Gas)	13,740	354,217
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	7,557	346,791
Enersis S.A. (Electric)	17,862	315,800
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	15,114	654,587
Gerdau S.A. (Iron/Steel)	44,655	674,290
Gold Fields, Ltd. (Mining)	44,655	569,351
Grupo Televisa S.A. (Media)	33,663	651,716
HDFC Bank, Ltd. (Banks)	6,870	759,891
ICICI Bank, Ltd. (Banks)	28,167	885,852
Infosys Technologies, Ltd. (Software)	39,159	1,801,314
Itau Unibanco Holding S.A. (Banks)	142,956	2,736,178
KB Financial Group, Inc.* (Banks)	26,106	1,238,469
Korea Electric Power Corp.* (Electric)	34,350	476,778
LG. Philips LCD Co., Ltd. (Electronics)	30,228	359,713
Mobile TeleSystems (Telecommunications)	13,053	591,301
PetroChina Co., Ltd. (Oil & Gas)	14,427	1,731,817
Petroleo Brasileiro S.A. (Oil & Gas)	76,944	3,556,352
POSCO (Iron/Steel)	19,236	1,964,380
PT Telekomunikasi Indonesia (Telecommunications)	16,488	559,108
Sasol, Ltd. (Oil & Gas Services)	29,541	1,104,538
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	15,114	1,143,374
Siliconware Precision Industries Co. (Semiconductors)	42,594	286,658
SK Telecom Co., Ltd. (Telecommunications)	21,984	367,353
Sterlite Industries (India), Ltd. (Mining)	25,419	400,858
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	302,967	2,890,305
Telefonos de Mexico S.A.B. de C.V. (Telecommunications)	18,549	308,099
Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	55,647	2,809,061
Turkcell Iletisim Hizmetleri AS (Telecommunications)	19,923	327,335
United Microelectronics Corp.* (Semiconductors)	178,620	587,660
Vimpel-Communications* (Telecommunications)	20,610	369,537

TOTAL COMMON STOCKS (Cost $54,196,691)		52,130,596

Preferred Stocks † (7.7%)
Companhia Vale Do Rio Doce (Mining)	138,774	3,205,679
Petroleo Brasileiro S.A. (Oil & Gas)	105,798	4,244,616

TOTAL PREFERRED STOCKS (Cost $7,807,400)		7,450,295

	Principal Amount
Repurchase Agreements (45.2%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $13,282,022 (Collateralized by $12,850,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $13,548,661)	$13,282,000	13,282,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $8,684,007 (Collateralized by $8,865,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $8,859,890)	8,684,000	8,684,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $16,347,027 (Collateralized by $15,921,000 of various U.S. Government Agency Obligations, 3.00%–4.75%, 6/11/10-1/18/11, market value $16,680,465)	16,347,000	16,347,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,120,009 (Collateralized by $5,200,000 of various Federal Home Loan Bank Securities, 0.63%–1.75%, 3/30/10-10/6/11, market value $5,238,350)	$5,120,000	$5,120,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,433,000)		43,433,000

TOTAL INVESTMENT SECURITIES (Cost $105,437,091)—107.1%		103,013,891
Net other assets (liabilities) — (7.1)%		(6,820,793)

NET ASSETS — 100.0%		$96,193,098

†	As of October 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $24,850,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$89,098,735	$(3,792,189)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$42,792,348	$(4,215,106)

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Banks	$7,677,543	8.0%
Beverages	1,644,746	1.7%
Building Materials	599,009	0.6%
Diversified Financial Services	1,143,374	1.2%
Electric	1,519,040	1.6%
Electronics	851,217	0.9%
Food	465,223	0.5%
Insurance	2,215,348	2.3%
Iron/Steel	3,572,688	3.7%
Media	651,716	0.7%
Mining	7,724,050	8.0%
Oil & Gas	12,407,069	12.9%
Oil & Gas Services	1,104,538	1.1%
Pharmaceuticals	2,809,061	2.9%
Semiconductors	3,764,623	3.9%
Software	1,801,314	1.9%
Telecommunications	9,630,332	10.0%
Other**	36,612,207	38.1%

Total	$96,193,098	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2009:

	Value	% of Net Assets
Brazil	$21,519,851	22.2%
Chile	662,591	0.7%
China	5,355,405	5.6%
Colombia	354,217	0.4%
Hong Kong	5,294,427	5.5%
India	3,847,915	4.0%
Indonesia	559,108	0.6%
Israel	2,809,061	2.9%
Mexico	4,517,527	4.7%
Peru	369,001	0.4%
Russia	960,838	1.0%
South Africa	2,576,538	2.7%
South Korea	5,550,067	5.8%
Taiwan	4,877,010	5.1%
Turkey	327,335	0.3%
Other**	36,612,207	38.1%

Total	$96,193,098	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$52,130,596	$—	$52,130,596
Preferred Stocks	7,450,295	—	7,450,295
Repurchase Agreements	—	43,433,000	43,433,000

Total Investment Securities	59,580,891	43,433,000	103,013,891

Other Financial Instruments^	—	(8,007,295)	(8,007,295)

Total Investments	$59,580,891	$35,425,705	$95,006,596

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks † (54.7%)
America Movil S.A.B. de C.V. (Telecommunications)	31,866	$1,406,247
Banco Bradesco S.A. (Banks)	129,837	2,557,789
Banco Santander Chile S.A. (Banks)	10,509	553,194
Bancolombia S.A. (Banks)	18,306	724,551
BRF-Brazil Foods S.A.* (Food)	46,104	2,230,050
Cemex S.A.B. de C.V.* (Building Materials)	62,376	647,463
Centrais Eletricas Brasileiras S.A. (Electric)	50,850	729,189
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	15,933	963,787
Companhia de Bebidas das Americas (AmBev) (Beverages)	23,391	2,107,061
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water)	13,899	535,389
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	64,410	1,017,034
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	70,173	2,326,937
Companhia Vale Do Rio Doce (Mining)	158,991	4,052,681
Compania de Minas Buenaventura S.A. (Mining)	33,561	1,126,643
Ecopetrol S.A. (Oil & Gas)	41,019	1,057,470
Empresa Brasileira de Aeronautica S.A. (Embraer)* (Aerospace/Defense)	21,696	439,344
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	21,018	964,516
Enersis S.A. (Electric)	49,833	881,047
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	34,917	1,512,255
Gerdau S.A. (Iron/Steel)	110,175	1,663,642
Grupo Televisa S.A. (Media)	72,207	1,397,928
Itau Unibanco Holding S.A. (Banks)	203,061	3,886,588
Lan Airlines S.A. (Airlines)	35,256	472,783
Net Servicos de Comunicacao S.A. (Media)	52,206	641,612
Petroleo Brasileiro S.A. (Oil & Gas)	103,734	4,794,585
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	18,984	697,662
Tele Norte Leste Participacoes S.A. (Telecommunications)	51,189	975,662
Telefonos de Mexico S.A.B. de C.V. (Telecommunications)	39,663	658,802
Telmex Internacional S.A.B. de C.V. (Telecommunications)	51,528	693,567
Ultrapar Participacoes S.A. (Gas)	19,323	851,758
Vivo Participacoes S.A. (Telecommunications)	41,358	1,002,932

TOTAL COMMON STOCKS (Cost $34,170,706)		43,570,168

Preferred Stocks † (15.5%)
Centrais Eletricas Brasileiras S.A. - Class B (Electric)	34,239	435,863
Companhia Paranaense De Energia-Copel (Electric)	26,781	471,346
Companhia Vale Do Rio Doce (Mining)	246,114	5,685,233
Petroleo Brasileiro S.A. (Oil & Gas)	142,719	5,725,886

TOTAL PREFERRED STOCKS (Cost $9,147,752)		12,318,328

	Principal Amount
Repurchase Agreements (37.3%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $9,077,015 (Collateralized by $8,782,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $9,259,360)	$9,077,000	9,077,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,935,005 (Collateralized by $6,058,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $6,054,508)	5,935,000	5,935,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $11,174,019 (Collateralized by $10,655,000 of various Federal Home Loan Mortgage Corp. Securities, 4.75%, 1/18/11-3/5/12, market value $11,398,956)	11,174,000	11,174,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,501,006 (Collateralized by $3,556,000 of various U.S. Government Agency Obligations, 0.63%–2.50%, 7/6/10-3/23/12, market value $3,576,178)	3,501,000	3,501,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,687,000)		29,687,000

TOTAL INVESTMENT SECURITIES (Cost $73,005,458)—107.5%		85,575,496
Net other assets (liabilities) — (7.5)%		(5,954,507)

NET ASSETS — 100.0%		$79,620,989

†	As of October 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $19,100,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$42,722,878	$(2,715,915)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	October 31, 2009
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	$59,552,614	$(2,563,475)

UltraLatin America ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Aerospace/Defense	$439,344	0.6%
Airlines	472,783	0.6%
Banks	7,722,122	9.7%
Beverages	3,619,316	4.5%
Building Materials	647,463	0.8%
Chemicals	697,662	0.9%
Electric	4,498,995	5.7%
Food	3,193,837	4.0%
Gas	851,758	1.1%
Iron/Steel	3,990,579	5.0%
Media	2,039,540	2.6%
Mining	10,864,557	13.6%
Oil & Gas	11,577,941	14.5%
Telecommunications	4,737,210	5.9%
Water	535,389	0.7%
Other**	23,732,493	29.8%

Total	$79,620,989	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2009:

	Value	% of Net Assets
Brazil	$43,094,368	54.1%
Chile	3,569,202	4.5%
Colombia	1,782,021	2.2%
Mexico	6,316,262	8.0%
Peru	1,126,643	1.4%
Other**	23,732,493	29.8%

Total	$79,620,989	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$43,570,168	$—	$43,570,168
Preferred Stocks	12,318,328	—	12,318,328
Repurchase Agreements	—	29,687,000	29,687,000

Total Investment Securities	55,888,496	29,687,000	85,575,496

Other Financial Instruments^	—	(5,279,390)	(5,279,390)

Total Investments	$55,888,496	$24,407,610	$80,296,106

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks † (71.2%)
Aluminum Corp. of China, Ltd.* (Mining)	22,935	$623,832
Baidu, Inc.* (Internet)	1,815	685,925
Changyou.com Ltd.* (Software)	4,125	124,286
China Digital TV Holding Co., Ltd. (Electronics)	22,275	151,470
China Eastern Airlines Corp., Ltd.* (Airlines)	6,435	173,295
China Life Insurance Co., Ltd. (Insurance)	25,905	1,777,342
China Medical Technologies, Inc. (Healthcare - Products)	11,385	178,744
China Mobile, Ltd. (Telecommunications)	39,930	1,865,929
China Petroleum and Chemical Corp. (Oil & Gas)	13,200	1,113,552
China Southern Airlines Co., Ltd.* (Airlines)	13,365	191,788
China Telecom Corp., Ltd. (Telecommunications)	16,005	703,900
China Unicom, Ltd. (Telecommunications)	90,915	1,150,075
CNinsure, Inc. (Insurance)	8,415	170,572
CNOOC, Ltd. (Oil & Gas)	10,065	1,499,081
Ctrip.com International, Ltd.* (Internet)	10,725	574,216
E-House China Holdings, Ltd.* (Real Estate)	14,025	239,968
Focus Media Holding, Ltd.* (Advertising)	26,895	323,816
Giant Interactive Group, Inc. (Internet)	34,815	254,498
Guangshen Railway Co., Ltd. (Transportation)	10,560	211,728
Home Inns & Hotels Management, Inc.* (Lodging)	8,415	223,671
Huaneng Power International, Inc. (Electric)	15,510	395,660
Hutchison Telecommunications International, Ltd. (Telecommunications)	49,170	145,543
JA Solar Holdings Co., Ltd.* (Energy - Alternate Sources)	52,140	199,696
Kongzhong Corp.* (Telecommunications)	11,550	154,770
LDK Solar Co., Ltd.* (Energy - Alternate Sources)	17,985	121,938
Longtop Financial Technologies, Ltd.* (Software)	7,590	201,135
Melco Crown Entertainment, Ltd.* (Lodging)	40,425	200,508
Mindray Medical International, Ltd. (Healthcare - Products)	15,015	461,411
Netease.com, Inc.* (Internet)	12,540	484,295
New Oriental Education & Technology Group, Inc.* (Commercial Services)	6,105	426,373
Perfect World Co., Ltd.* (Internet)	8,250	363,082
PetroChina Co., Ltd. (Oil & Gas)	13,035	1,564,721
Shanda Interactive Entertainment, Ltd.* (Internet)	8,580	374,774
Sinopec Shanghai Petrochemical Co., Ltd.* (Chemicals)	6,765	266,270
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	26,400	334,488
Trina Solar, Ltd.* (Energy - Alternate Sources)	9,570	310,834
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	20,625	264,619
Yanzhou Coal Mining Co., Ltd. (Coal)	35,310	540,243
Yingli Green Energy Holding Co., Ltd.* (Energy - Alternate Sources)	24,420	282,784

TOTAL COMMON STOCKS (Cost $14,732,291)		19,330,832

	Principal Amount
Repurchase Agreements (40.1%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,325,006 (Collateralized by $3,217,200 U.S. Treasury Notes, 3.75%, 11/15/18, market value $3,391,883)	$3,325,000	3,325,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,173,002 (Collateralized by $2,219,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $2,217,721)	2,173,000	2,173,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,093,007 (Collateralized by $3,772,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $4,176,639)	4,093,000	4,093,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,287,002 (Collateralized by $1,308,000 of various U.S. Treasury Notes, 0.88%–1.13%, 5/31/11-6/30/11, market value $1,318,545)	1,287,000	1,287,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,878,000)		10,878,000

TOTAL INVESTMENT SECURITIES (Cost $25,610,291)—111.3%		30,208,832
Net other assets (liabilities) — (11.3)%		(3,076,571)

NET ASSETS — 100.0%		$27,132,261

†	As of October 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $6,350,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	October 31, 2009
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$19,699,939	$(890,431)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	$15,297,695	$(913,334)

UltraChina ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$323,816	1.2%
Airlines	365,083	1.3%
Biotechnology	264,619	1.0%
Chemicals	266,270	1.0%
Coal	540,243	2.0%
Commercial Services	426,373	1.6%
Electric	395,660	1.5%
Electronics	151,470	0.6%
Energy - Alternate Sources	1,249,740	4.6%
Healthcare - Products	640,155	2.4%
Insurance	1,947,914	7.2%
Internet	2,736,790	10.1%
Lodging	424,179	1.6%
Mining	623,832	2.3%
Oil & Gas	4,177,354	15.1%
Real Estate	239,968	0.9%
Software	325,421	1.2%
Telecommunications	4,020,217	14.8%
Transportation	211,728	0.8%
Other**	7,801,429	28.8%

Total	$27,132,261	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2009:

	Value	% of Net Assets
China	$14,815,747	54.6%
Hong Kong	4,515,085	16.6%
Other**	7,801,429	28.8%

Total	$27,132,261	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$19,330,832	$—	$19,330,832
Repurchase Agreements	—	10,878,000	10,878,000

Total Investment Securities	19,330,832	10,878,000	30,208,832

Other Financial Instruments^	—	(1,803,765)	(1,803,765)

Total Investments	$19,330,832	$9,074,235	$28,405,067

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (76.8%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,094,008 (Collateralized by $4,928,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $5,196,312)	$5,094,000	$5,094,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,330,003 (Collateralized by $3,399,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $3,397,041)	3,330,000	3,330,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $6,270,010 (Collateralized by $6,166,000 of various U.S. Government Agency Obligations, 3.00%–6.00%, 6/11/10-5/15/11, market value $6,400,149)	6,270,000	6,270,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,966,003 (Collateralized by $1,999,000 of various U.S. Government Agency Obligations, 0.82%–4.00%, 4/23/10-3/6/13, market value $2,006,456)	1,966,000	1,966,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,660,000)		16,660,000

TOTAL INVESTMENT SECURITIES (Cost $16,660,000)—76.8%		16,660,000
Net other assets (liabilities) — 23.2%		5,019,537

NET ASSETS — 100.0%		$21,679,537

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $400,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 12/10/09 (Underlying notional amount at value $40,636,650)	834	$(1,893,269)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$2,369,746	$(95,902)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$16,660,000	$16,660,000

Total Investment Securities	—	16,660,000	16,660,000

Other Financial Instruments^	(1,893,269)	(95,902)	(1,989,171)

Total Investments	$(1,893,269)	$16,564,098	$14,670,829

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (98.4%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $24,623,041 (Collateralized by $23,823,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $25,117,353)	$24,623,000	$24,623,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $16,099,013 (Collateralized by $16,432,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $16,422,526)	16,099,000	16,099,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $30,306,051 (Collateralized by $30,364,000 of various U.S. Government Agency Obligations, 0.12%‡–4.75%, 1/29/10-3/5/12, market value $30,917,361)	30,306,000	30,306,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $9,488,016 (Collateralized by $9,533,000 of various U.S. Government Agency Obligations, 2.50%–4.00%, 11/18/11-3/6/13, market value $9,683,688)	9,488,000	9,488,000

TOTAL REPURCHASE AGREEMENTS (Cost $80,516,000)		80,516,000

	Contracts
Options Purchased(NM)
S&P 500 Futures Call Option, exercise @ 1450, expiring 11/20/09	90	369

TOTAL OPTIONS PURCHASED (Cost $1,530)		369

TOTAL INVESTMENT SECURITIES (Cost $80,517,530)—98.4%		80,516,369
Net other assets (liabilities) — 1.6%		1,292,655

NET ASSETS — 100.0%		$81,809,024

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $14,620,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

NM Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/18/09 (Underlying notional amount at value $6,601,600)	128	$225,492

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(33,040,238)	$160,295
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$(42,134,625)	$229,218

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$80,516,000	$80,516,000
Options Purchased	—	369	369

Total Investment Securities	—	80,516,369	80,516,369

Other Financial Instruments^	225,492	389,513	615,005

Total Investments	$225,492	$80,905,882	$81,131,374

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (67.8%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,753,010 (Collateralized by $5,566,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $5,868,637)	$5,753,000	$5,753,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,759,003 (Collateralized by $3,839,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $3,836,787)	3,759,000	3,759,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $7,081,012 (Collateralized by $6,795,400 of various U.S. Treasury Securities, 3.75%–6.00%, 1/18/11-11/15/18, market value $7,234,091)	7,081,000	7,081,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,223,004 (Collateralized by $2,236,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $2,270,510)	2,223,000	2,223,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,816,000)		18,816,000

	Contracts
Options Purchased(NM)
Russell 2000 Futures Call Option, exercise @ 840, expiring 11/20/09	50	202

TOTAL OPTIONS PURCHASED (Cost $613)		202

TOTAL INVESTMENT SECURITIES (Cost $18,816,613)—67.8%		18,816,202
Net other assets (liabilities) — 32.2%		8,951,344

NET ASSETS — 100.0%		$27,767,546

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $2,770,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 12/18/09 (Underlying notional amount at value $7,355,650)	131	$639,683

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(986,269)	$42,108
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$(19,485,809)	$122,267

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$18,816,000	$18,816,000
Options Purchased	—	202	202

Total Investment Securities	—	18,816,202	18,816,202

Other Financial Instruments^	639,683	164,375	804,058

Total Investments	$639,683	$18,980,577	$19,620,260

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (102.4%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,712,010 (Collateralized by $5,526,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $5,826,781)	$5,712,000	$5,712,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,733,003 (Collateralized by $3,811,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $3,808,803)	3,733,000	3,733,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $7,029,012 (Collateralized by $6,756,000 of various U.S. Government Agency Obligations, 4.38%–6.00%, 6/21/10-5/15/11, market value $7,181,829)	7,029,000	7,029,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,206,004 (Collateralized by $2,218,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $2,252,973)	2,206,000	2,206,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,680,000)		18,680,000

TOTAL INVESTMENT SECURITIES (Cost $18,680,000)—102.4%		18,680,000
Net other assets (liabilities) — (2.4)%		(438,765)

NET ASSETS — 100.0%		$18,241,235

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $3,160,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/18/09 (Underlying notional amount at value $1,164,100)	35	$56,021

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(12,094,892)	$106,818
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$(4,962,685)	$44,001

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$18,680,000	$18,680,000

Total Investment Securities	—	18,680,000	18,680,000

Other Financial Instruments^	56,021	150,819	206,840

Total Investments	$56,021	$18,830,819	$18,886,840

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (107.4%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $34,773,058 (Collateralized by $33,644,200 U.S. Treasury Notes, 3.75%, 11/15/18, market value $35,470,968)	$34,773,000	$34,773,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $22,736,019 (Collateralized by $23,206,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $23,192,621)	22,736,000	22,736,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $42,798,071 (Collateralized by $43,382,000 of various U.S. Government Agency Obligations, 0.12%‡–4.75%, 1/29/10-10/15/12, market value $43,656,702)	42,798,000	42,798,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $13,396,022 (Collateralized by $13,327,000 of various U.S. Government Agency Obligations, 0.65%–6.47%, 6/10/10-9/25/12, market value $13,666,531)	13,396,000	13,396,000

TOTAL REPURCHASE AGREEMENTS (Cost $113,703,000)		113,703,000

	Contracts
Options Purchased(NM)
S&P 500 Futures Call Option, exercise @ 1450, expiring 11/20/09	215	882

TOTAL OPTIONS PURCHASED (Cost $3,655)		882

TOTAL INVESTMENT SECURITIES (Cost $113,706,655)—107.4%		113,703,882
Net other assets (liabilities) — (7.4)%		(7,879,709)

NET ASSETS — 100.0%		$105,824,173

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $42,960,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/18/09 (Underlying notional amount at value $17,019,750)	330	$323,696

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(76,136,132)	$467,098
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	$(118,871,853)	$741,165

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$113,703,000	$113,703,000
Option Purchased	—	882	882

Total Investment Securities	—	113,703,882	113,703,882

Other Financial Instruments^	323,696	1,208,263	1,531,959

Total Investments	$323,696	$114,912,145	$115,235,841

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (115.6%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,980,003 (Collateralized by $1,915,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,019,927)	$1,980,000	$1,980,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,294,001 (Collateralized by $1,323,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,322,237)	1,294,000	1,294,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,438,004 (Collateralized by $2,282,200 of various U.S. Treasury Securities, 3.75%–6.00%, 5/15/11-11/15/18, market value $2,492,523)	2,438,000	2,438,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $769,001 (Collateralized by $777,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $789,444)	769,000	769,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,481,000)		6,481,000

TOTAL INVESTMENT SECURITIES (Cost $6,481,000)—115.6%		6,481,000
Net other assets (liabilities) — (15.6)%		(874,431)

NET ASSETS — 100.0%		$5,606,569

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $2,290,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 12/18/09 (Underlying notional amount at value $1,905,300)	29	$110,598

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(1,201,437)	$25,825
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	$(8,123,717)	$51,306

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$6,481,000	$6,481,000

Total Investment Securities	—	6,481,000	6,481,000

Other Financial Instruments^	110,598	77,131	187,729

Total Investments	$110,598	$6,558,131	$6,668,729

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (140.0%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $9,317,016 (Collateralized by $9,014,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $9,504,274)	$9,317,000	$9,317,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $6,090,005 (Collateralized by $6,217,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $6,213,417)	6,090,000	6,090,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $11,467,019 (Collateralized by $11,161,000 of various U.S. Government Agency Obligations, 3.00%–6.00%, 6/11/10-3/5/12, market value $11,714,093)	11,467,000	11,467,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,598,006 (Collateralized by $3,686,000 of various U.S. Treasury Securities, 1.00%–5.13%, 7/31/11-3/6/13, market value $3,700,203)	3,598,000	3,598,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,472,000)		30,472,000

	Contracts
Options Purchased(NM)
Russell 2000 Futures Call Option, exercise @ 840, expiring 11/20/09	300	1,212

TOTAL OPTIONS PURCHASED (Cost $3,675)		1,212

TOTAL INVESTMENT SECURITIES (Cost $30,475,675)—140.0%		30,473,212
Net other assets (liabilities) — (40.0)%		(8,707,279)

NET ASSETS — 100.0%		$21,765,933

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $10,290,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Russell 2000 Mini Futures Contract expiring 12/18/09 (Underlying notional amount at value $6,906,450)	123	$693,803

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(16,494,442)	$102,720
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	$(20,342,882)	$370,006

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$30,472,000	$30,472,000
Options Purchased	—	1,212	1,212

Total Investment Securities	—	30,473,212	30,473,212

Other Financial Instruments^	693,803	472,726	1,166,529

Total Investments	$693,803	$30,945,938	$31,639,741

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (149.7%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,997,007 (Collateralized by $3,867,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $4,077,387)	$3,997,000	$3,997,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,612,002 (Collateralized by $2,667,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $2,665,463)	2,612,000	2,612,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,920,008 (Collateralized by $4,620,800 of various U.S. Treasury Securities, 3.75%–6.00%, 6/21/10-11/15/18, market value $5,019,702)	4,920,000	4,920,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,544,003 (Collateralized by $1,563,000 of various U.S. Treasury Securities, 1.00%–2.50%, 6/30/11-3/23/12, market value $1,577,555)	1,544,000	1,544,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,073,000)		13,073,000

TOTAL INVESTMENT SECURITIES (Cost $13,073,000)—149.7%		13,073,000
Net other assets (liabilities) — (49.7)%		(4,341,349)

NET ASSETS — 100.0%		$8,731,651

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $5,110,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/18/09 (Underlying notional amount at value $386,160)	8	$1,780

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(10,570,808)	$54,387
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	$(6,515,969)	$71,200

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$13,073,000	$13,073,000

Total Investment Securities	—	13,073,000	13,073,000

Other Financial Instruments^	1,780	125,587	127,367

Total Investments	$1,780	$13,198,587	$13,200,367

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (104.9%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $11,267,019 (Collateralized by $10,901,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $11,493,310)	$11,267,000	$11,267,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $7,364,006 (Collateralized by $7,518,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $7,513,667)	7,364,000	7,364,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $13,867,023 (Collateralized by $13,425,000 of various U.S. Government Agency Obligations, 3.00%–6.00%, 6/11/10-3/5/12, market value $14,150,882)	13,867,000	13,867,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,349,007 (Collateralized by $4,429,000 of various U.S. Government Agency Obligations, 2.50%–5.13%, 3/23/12-3/6/13, market value $4,450,304)	4,349,000	4,349,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,847,000)		36,847,000

TOTAL INVESTMENT SECURITIES (Cost $36,847,000)—104.9%		36,847,000
Net other assets (liabilities) — (4.9)%		(1,723,067)

NET ASSETS — 100.0%		$35,123,933

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $14,750,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/18/09 (Underlying notional amount at value $11,973,600)	360	$516,376

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(25,109,932)	$120,744
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	$(32,694,396)	$289,880

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$36,847,000	$36,847,000

Total Investment Securities	—	36,847,000	36,847,000

Other Financial Instruments^	516,376	410,624	927,000

Total Investments	$516,376	$37,257,624	$37,774,000

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (94.7%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,260,005 (Collateralized by $3,154,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $3,325,568)	$3,260,000	$3,260,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,130,002 (Collateralized by $2,174,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $2,172,747)	2,130,000	2,130,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,013,007 (Collateralized by $3,751,000 of various U.S. Government Agency Obligations, 4.75%–6.00%, 5/15/11-3/5/12, market value $4,102,012)	4,013,000	4,013,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,261,002 (Collateralized by $1,275,000 of various U.S. Treasury Securities, 1.00%–4.00%, 7/31/11-3/6/13, market value $1,293,798)	1,261,000	1,261,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,664,000)		10,664,000

TOTAL INVESTMENT SECURITIES (Cost $10,664,000)—94.7%		10,664,000
Net other assets (liabilities) — 5.3%		591,060

NET ASSETS — 100.0%		$11,255,060

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $3,860,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 12/18/09 (Underlying notional amount at value $4,365,080)	58	$112,100

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(3,567,662)	$(35,044)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(14,615,746)	$41,370

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$10,664,000	$10,664,000

Total Investment Securities	—	10,664,000	10,664,000

Other Financial Instruments^	112,100	6,326	118,426

Total Investments	$112,100	$10,670,326	$10,782,426

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (102.9%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,890,005 (Collateralized by $2,796,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,948,130)	$2,890,000	$2,890,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,888,002 (Collateralized by $1,929,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,927,888)	1,888,000	1,888,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,557,006 (Collateralized by $3,322,000 of various U.S. Government Agency Obligations, 4.75%–6.00%, 5/15/11-3/5/12, market value $3,635,447)	3,557,000	3,557,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,119,002 (Collateralized by $1,133,000 of various U.S. Treasury Securities, 1.00%–4.00%, 7/31/11-3/6/13, market value $1,149,061)	1,119,000	1,119,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,454,000)		9,454,000

TOTAL INVESTMENT SECURITIES (Cost $9,454,000)—102.9%		9,454,000
Net other assets (liabilities) — (2.9)%		(263,727)

NET ASSETS — 100.0%		$9,190,273

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $3,770,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(2,763,707)	$(7,820)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(15,814,374)	$(81,650)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$9,454,000	$9,454,000

Total Investment Securities	9,454,000	9,454,000

Other Financial Instruments^	(89,470)	(89,470)

Total Investments	$9,364,530	$9,364,530

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (111.0%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,039,005 (Collateralized by $2,940,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $3,100,265)	$3,039,000	$3,039,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,986,002 (Collateralized by $2,028,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $2,026,831)	1,986,000	1,986,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,741,006 (Collateralized by $3,536,000 of various U.S. Government Agency Obligations, 4.38%–6.00%, 6/21/10-3/5/12, market value $3,830,909)	3,741,000	3,741,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,175,002 (Collateralized by $1,195,000 of various U.S. Treasury Notes, 0.88%–1.00%, 5/31/11-7/31/11, market value $1,203,348)	1,175,000	1,175,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,941,000)		9,941,000

TOTAL INVESTMENT SECURITIES (Cost $9,941,000)—111.0%		9,941,000
Net other assets (liabilities) — (11.0)%		(987,062)

NET ASSETS — 100.0%		$8,953,938

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $3,970,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(6,759,697)	$(238,590)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	$(11,253,130)	$(202,087)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$9,941,000	$9,941,000

Total Investment Securities	9,941,000	9,941,000

Other Financial Instruments^	(440,677)	(440,677)

Total Investments	$9,500,323	$9,500,323

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (89.7%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,377,002 (Collateralized by $1,332,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,404,745)	$1,377,000	$1,377,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $900,001 (Collateralized by $920,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $919,470)	900,000	900,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,697,003 (Collateralized by $1,579,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $1,748,386)	1,697,000	1,697,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $537,001 (Collateralized by $547,000 of various U.S. Treasury Notes, 0.88%–1.00%, 5/31/11-7/31/11, market value $550,837)	537,000	537,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,511,000)		4,511,000

TOTAL INVESTMENT SECURITIES (Cost $4,511,000)—89.7%		4,511,000
Net other assets (liabilities) — 10.3%		518,683

NET ASSETS — 100.0%		$5,029,683

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $1,516,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(3,637,486)	$27,019
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	$(6,479,290)	$63,918

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$4,511,000	$4,511,000

Total Investment Securities	4,511,000	4,511,000

Other Financial Instruments^	90,937	90,937

Total Investments	$4,601,937	$4,601,937

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (79.1%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,996,003 (Collateralized by $1,931,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,036,163)	$1,996,000	$1,996,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,304,001 (Collateralized by $1,332,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,331,232)	1,304,000	1,304,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,456,004 (Collateralized by $2,308,000 of various U.S. Government Agency Obligations, 4.75%–6.00%, 5/15/11-3/5/12, market value $2,507,824)	2,456,000	2,456,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $772,001 (Collateralized by $779,000 Federal Farm Credit Bank, 4.00%, 3/6/13, market value $793,140)	772,000	772,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,528,000)		6,528,000

	Contracts
Options Purchased (0.1%)
Nikkei 225 Call Option, exercise @ 15000, expiring 11/20/09	300	2,250

TOTAL OPTIONS PURCHASED (Cost $4,950)		2,250

TOTAL INVESTMENT SECURITIES (Cost $6,532,950)—79.2%		6,530,250
Net other assets (liabilities) — 20.8%		1,719,801

NET ASSETS — 100.0%		$8,250,051

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $200,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contract expiring 12/10/09 (Underlying notional amount at value $15,786,900)	324	$954,276

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(822,776)	$33,262

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$6,528,000	$6,528,000
Options Purchased	—	2,250	2,250

Total Investment Securities	—	6,530,250	6,530,250

Other Financial Instruments^	954,276	33,262	987,538

Total Investments	$954,276	$6,563,512	$7,517,788

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (63.2%)
Associated Banc-Corp (Banks)	1,230	$15,756
Astoria Financial Corp. (Savings & Loans)	984	9,820
BancorpSouth, Inc. (Banks)	861	19,441
Bank of America Corp. (Banks)	92,742	1,352,178
Bank of Hawaii Corp. (Banks)	492	21,845
BB&T Corp. (Banks)	7,257	173,515
BOK Financial Corp. (Banks)	246	10,571
CapitalSource, Inc. (Diversified Financial Services)	2,829	10,071
Capitol Federal Financial (Savings & Loans)	246	7,461
Cathay Bancorp, Inc. (Banks)	492	4,344
Citigroup, Inc. (Diversified Financial Services)	162,852	666,065
City National Corp. (Banks)	492	18,534
Comerica, Inc. (Banks)	1,599	44,372
Commerce Bancshares, Inc. (Banks)	738	28,310
Cullen/Frost Bankers, Inc. (Banks)	615	28,776
East West Bancorp, Inc. (Banks)	984	8,886
F.N.B. Corp. (Banks)	1,230	8,708
Fifth Third Bancorp (Banks)	8,487	75,874
First Financial Bankshares, Inc. (Banks)	246	11,919
First Horizon National Corp.* (Banks)	2,338	27,661
First Midwest Bancorp, Inc. (Banks)	492	5,117
First Niagara Financial Group, Inc. (Savings & Loans)	1,968	25,269
FirstMerit Corp. (Banks)	861	16,316
Fulton Financial Corp. (Banks)	1,845	15,240
Glacier Bancorp, Inc. (Banks)	615	8,050
Hancock Holding Co. (Banks)	246	8,922
Hudson City Bancorp, Inc. (Savings & Loans)	5,166	67,881
Huntington Bancshares, Inc. (Banks)	7,134	27,181
IBERIABANK Corp. (Banks)	246	10,654
International Bancshares Corp. (Banks)	615	9,133
J.P. Morgan Chase & Co. (Diversified Financial Services)	42,189	1,762,235
KeyCorp (Banks)	9,471	51,049
M&T Bank Corp. (Banks)	738	46,383
Marshall & Ilsley Corp. (Banks)	3,936	20,940
MB Financial, Inc. (Banks)	369	6,598
National Penn Bancshares, Inc. (Banks)	1,353	7,604
New York Community Bancorp (Savings & Loans)	3,690	39,852
NewAlliance Bancshares, Inc. (Savings & Loans)	1,107	12,266
Northern Trust Corp. (Banks)	2,583	129,796
Old National Bancorp (Banks)	738	7,653
PacWest Bancorp (Banks)	246	4,177
Park National Corp. (Banks)	123	7,144
People’s United Financial, Inc. (Banks)	1,845	29,575
PNC Financial Services Group (Banks)	4,920	240,785
Popular, Inc. (Banks)	2,829	6,111
PrivateBancorp, Inc. (Banks)	492	4,492
Prosperity Bancshares, Inc. (Banks)	492	17,609
Provident Financial Services, Inc. (Savings & Loans)	615	6,611
Regions Financial Corp. (Banks)	12,792	61,913
Sterling Bancshares, Inc. (Banks)	861	4,796
SunTrust Banks, Inc. (Banks)	5,289	101,073
Susquehanna Bancshares, Inc. (Banks)	861	4,744
SVB Financial Group* (Banks)	369	15,221
Synovus Financial Corp. (Banks)	4,551	10,103
TCF Financial Corp. (Banks)	1,353	16,006
TFS Financial Corp. (Savings & Loans)	984	11,473
TrustCo Bank Corp. NY (Banks)	861	5,123
Trustmark Corp. (Banks)	492	9,323
U.S. Bancorp (Banks)	20,541	476,962
UMB Financial Corp. (Banks)	369	14,675
Umpqua Holdings Corp. (Banks)	861	8,532
United Bankshares, Inc. (Banks)	492	8,782
Valley National Bancorp (Banks)	1,476	19,601
Washington Federal, Inc. (Savings & Loans)	1,230	21,094
Webster Financial Corp. (Banks)	738	8,347
Wells Fargo & Co. (Banks)	47,601	1,309,980
Westamerica Bancorp (Banks)	369	17,638
Whitney Holding Corp. (Banks)	738	5,926
Wilmington Trust Corp. (Banks)	738	8,893
Wintrust Financial Corp. (Banks)	246	6,940
Zions Bancorp (Banks)	1,353	19,158

TOTAL COMMON STOCKS (Cost $3,680,524)		7,305,053

	Principal Amount
Repurchase Agreements (46.7%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,650,003 (Collateralized by $1,596,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,683,290)	$1,650,000	1,650,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,077,001 (Collateralized by $1,101,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,100,365)	1,077,000	1,077,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,031,003 (Collateralized by $1,952,000 of various Federal National Mortgage Association Securities, 4.38%–6.00%, 6/21/10-5/15/11, market value $2,100,442)	2,031,000	2,031,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $642,001 (Collateralized by $650,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $660,492)	$642,000	$642,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,400,000)		5,400,000

TOTAL INVESTMENT SECURITIES (Cost $9,080,524)—109.9%		12,705,053
Net other assets (liabilities) — (9.9)%		(1,141,145)

NET ASSETS — 100.0%		$11,563,908

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $2,900,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$3,803,357	$(477,861)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	$6,219,624	$(517,782)

Banks UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Banks	$4,664,955	40.4%
Diversified Financial Services	2,438,371	21.1%
Savings & Loans	201,727	1.7%
Other**	4,258,855	36.8%

Total	$11,563,908	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$7,305,053	$—	$7,305,053
Repurchase Agreements	—	5,400,000	5,400,000

Total Investment Securities	7,305,053	5,400,000	12,705,053

Other Financial Instruments^	—	(995,643)	(995,643)

Total Investments	$7,305,053	$4,404,357	$11,709,410

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (76.0%)
Air Products & Chemicals, Inc. (Chemicals)	13,056	$1,007,009
Airgas, Inc. (Chemicals)	4,608	204,411
AK Steel Holding Corp. (Iron/Steel)	7,296	115,788
Albemarle Corp. (Chemicals)	5,952	187,964
Alcoa, Inc. (Mining)	64,320	798,854
Allegheny Technologies, Inc. (Iron/Steel)	6,144	189,604
Alpha Natural Resources, Inc.* (Coal)	10,368	352,201
Arch Coal, Inc. (Coal)	10,752	232,888
Ashland, Inc. (Chemicals)	4,416	152,529
Avery Dennison Corp. (Household Products/Wares)	7,488	266,947
Cabot Corp. (Chemicals)	3,264	71,580
Calgon Carbon Corp.* (Environmental Control)	3,648	57,784
Carpenter Technology Corp. (Iron/Steel)	2,880	60,566
Celanese Corp. - Series A (Chemicals)	9,408	258,250
CF Industries Holdings, Inc. (Chemicals)	3,648	303,696
Cliffs Natural Resources, Inc. (Iron/Steel)	8,640	307,325
Coeur d’Alene Mines Corp.* (Mining)	4,992	100,239
Commercial Metals Co. (Metal Fabricate/Hardware)	7,488	111,122
Compass Minerals International, Inc. (Mining)	2,112	131,620
CONSOL Energy, Inc. (Coal)	11,904	509,610
Cytec Industries, Inc. (Chemicals)	3,264	108,267
Domtar Corp.* (Forest Products & Paper)	2,688	112,600
E.I. du Pont de Nemours & Co. (Chemicals)	56,064	1,783,956
Eastman Chemical Co. (Chemicals)	4,608	241,966
Ecolab, Inc. (Chemicals)	15,552	683,666
FMC Corp. (Chemicals)	4,800	245,280
Freeport-McMoRan Copper & Gold, Inc. - Class B* (Mining)	27,264	2,000,087
Fuller (H.B.) Co. (Chemicals)	3,264	62,375
Hecla Mining Co.* (Mining)	15,552	63,919
Huntsman Corp. (Chemicals)	10,752	85,478
International Flavors & Fragrances, Inc. (Chemicals)	5,184	197,459
International Paper Co. (Forest Products & Paper)	26,304	586,842
Intrepid Potash, Inc.* (Chemicals)	2,880	74,189
Kaiser Aluminum Corp. (Mining)	960	38,352
Lubrizol Corp. (Chemicals)	4,416	293,929
Massey Energy Co. (Coal)	5,568	161,973
Minerals Technologies, Inc. (Chemicals)	1,152	56,748
NewMarket Corp. (Chemicals)	768	71,808
Newmont Mining Corp. (Mining)	31,488	1,368,468
Nucor Corp. (Iron/Steel)	18,816	749,818
Olin Corp. (Chemicals)	4,608	70,364
OM Group, Inc.* (Chemicals)	2,112	57,066
Patriot Coal Corp.* (Coal)	4,992	56,410
Peabody Energy Corp. (Coal)	17,664	699,318
PPG Industries, Inc. (Chemicals)	10,944	617,570
Praxair, Inc. (Chemicals)	20,352	1,616,763
Reliance Steel & Aluminum Co. (Iron/Steel)	4,224	154,092
Rockwood Holdings, Inc.* (Chemicals)	3,264	64,888
Royal Gold, Inc. (Mining)	2,688	118,729
RPM, Inc. (Chemicals)	8,448	148,854
RTI International Metals, Inc.* (Mining)	1,920	39,763
Schulman (A.), Inc. (Chemicals)	1,536	26,680
Sensient Technologies Corp. (Chemicals)	3,264	82,547
Sigma-Aldrich Corp. (Chemicals)	6,912	358,940
Solutia, Inc.* (Chemicals)	7,872	86,592
Southern Copper Corp. (Mining)	14,016	441,504
Steel Dynamics, Inc. (Iron/Steel)	14,208	190,245
Terra Industries, Inc. (Chemicals)	6,528	207,395
The Dow Chemical Co. (Chemicals)	75,648	1,776,215
The Mosaic Co. (Chemicals)	9,792	457,580
Titanium Metals Corp. (Mining)	5,568	47,885
Tredegar Corp. (Miscellaneous Manufacturing)	1,536	20,936
United States Steel Corp. (Iron/Steel)	9,408	324,482
USEC, Inc.* (Mining)	7,488	28,904
Valspar Corp. (Chemicals)	6,144	155,873
W.R. Grace & Co.* (Chemicals)	4,032	88,260
Walter Energy, Inc. (Holding Companies - Diversified)	3,456	202,176
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,264	28,625
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,224	46,675

TOTAL COMMON STOCKS (Cost $13,922,738)		22,622,498

	Principal Amount
Repurchase Agreements (47.8%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,347,007 (Collateralized by $4,206,100 U.S. Treasury Notes, 3.75%, 11/15/18, market value $4,434,477)	$4,347,000	4,347,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,841,002 (Collateralized by $2,901,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $2,899,328)	2,841,000	2,841,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,351,009 (Collateralized by $4,975,000 of various U.S. Government Agency Obligations, 4.75%–6.00%, 5/15/11-3/5/12, market value $5,459,793)	5,351,000	5,351,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,679,003 (Collateralized by $1,697,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $1,724,722)	$1,679,000	$1,679,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,218,000)		14,218,000

TOTAL INVESTMENT SECURITIES (Cost $28,140,738)—123.8%		36,840,498
Net other assets (liabilities) — (23.8)%		(7,092,194)

NET ASSETS — 100.0%		$29,748,304

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $7,743,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$6,195,043	$(1,154,945)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	$15,891,178	$(1,205,704)

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Chemicals	$11,906,147	40.0%
Coal	2,012,400	6.8%
Environmental Control	57,784	0.2%
Forest Products & Paper	728,067	2.4%
Holding Companies - Diversified	202,176	0.7%
Household Products/Wares	266,947	0.9%
Iron/Steel	2,091,920	7.0%
Metal Fabricate/Hardware	157,797	0.5%
Mining	5,178,324	17.4%
Miscellaneous Manufacturing	20,936	0.1%
Other**	7,125,806	24.0%

Total	$29,748,304	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$22,622,498	$—	$22,622,498
Repurchase Agreements	—	14,218,000	14,218,000

Total Investment Securities	22,622,498	14,218,000	36,840,498

Other Financial Instruments^	—	(2,360,649)	(2,360,649)

Total Investments	$22,622,498	$11,857,351	$34,479,849

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (70.3%)
Acorda Therapeutics, Inc.* (Biotechnology)	2,464	$53,543
Affymetrix, Inc.* (Biotechnology)	4,400	23,012
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,632	250,117
Amgen, Inc.* (Biotechnology)	64,592	3,470,528
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	8,976	99,095
Biogen Idec, Inc.* (Biotechnology)	18,480	778,562
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	6,336	98,588
Celera Corp.* (Biotechnology)	5,104	31,594
Celgene Corp.* (Biotechnology)	29,392	1,500,462
Charles River Laboratories International, Inc.* (Biotechnology)	4,224	154,260
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,696	62,610
Dendreon Corp.* (Biotechnology)	7,392	186,796
Gen-Probe, Inc.* (Healthcare - Products)	3,168	132,169
Genzyme Corp.* (Biotechnology)	17,248	872,749
Gilead Sciences, Inc.* (Pharmaceuticals)	58,080	2,471,304
Human Genome Sciences, Inc.* (Biotechnology)	10,208	190,788
Illumina, Inc.* (Biotechnology)	7,920	254,232
Incyte, Corp.* (Biotechnology)	7,216	42,502
InterMune, Inc.* (Biotechnology)	2,288	27,639
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	5,984	75,817
Life Technologies Corp.* (Biotechnology)	11,264	531,323
Myriad Genetics, Inc.* (Biotechnology)	6,160	149,565
Nektar Therapeutics* (Biotechnology)	5,808	47,161
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,872	102,995
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,696	119,085
PDL BioPharma, Inc. (Biotechnology)	7,568	63,647
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,048	63,554
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,872	48,787
Techne Corp. (Healthcare - Products)	2,464	154,025
United Therapeutics Corp.* (Pharmaceuticals)	2,816	119,793
Vertex Pharmaceuticals, Inc.* (Biotechnology)	11,440	383,926

TOTAL COMMON STOCKS (Cost $9,428,030)		12,560,228

	Principal Amount
Repurchase Agreements (32.5%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,772,003 (Collateralized by $1,714,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,807,802)	$1,772,000	1,772,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,157,001 (Collateralized by $1,183,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,182,318)	1,157,000	1,157,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,180,004 (Collateralized by $2,069,000 of various Federal National Mortgage Association Securities, 4.38%–6.00%, 6/21/10-5/15/11, market value $2,231,316)	2,180,000	2,180,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $687,001 (Collateralized by $694,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $706,082)	687,000	687,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,796,000)		5,796,000

TOTAL INVESTMENT SECURITIES (Cost $15,224,030)—102.8%		18,356,228
Net other assets (liabilities) — (2.8)%		(498,157)

NET ASSETS — 100.0%		$17,858,071

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $3,350,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$9,077,754	$(514,924)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	$5,246,310	$(244,313)

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Biotechnology	$9,124,747	51.1%
Healthcare - Products	286,194	1.6%
Pharmaceuticals	3,149,287	17.6%
Other**	5,297,843	29.7%

Total	$17,858,071	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$12,560,228	$—	$12,560,228
Repurchase Agreements	—	5,796,000	5,796,000

Total Investment Securities	12,560,228	5,796,000	18,356,228

Other Financial Instruments^	—	(759,237)	(759,237)

Total Investments	$12,560,228	$5,036,763	$17,596,991

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (65.8%)
Activision Blizzard, Inc.* (Software)	406	$4,397
Alberto-Culver Co. (Cosmetics/Personal Care)	63	1,690
Altria Group, Inc. (Agriculture)	1,456	26,368
Archer-Daniels-Midland Co. (Agriculture)	413	12,440
Avon Products, Inc. (Cosmetics/Personal Care)	301	9,647
Black & Decker Corp. (Hand/Machine Tools)	42	1,983
BorgWarner, Inc. (Auto Parts & Equipment)	84	2,547
Briggs & Stratton Corp. (Machinery - Diversified)	35	655
Brown-Forman Corp. (Beverages)	84	4,100
Brunswick Corp. (Leisure Time)	63	597
Bunge, Ltd. (Agriculture)	98	5,592
Callaway Golf Co. (Leisure Time)	49	335
Campbell Soup Co. (Food)	154	4,889
Carter’s, Inc.* (Apparel)	42	991
Central European Distribution Corp.* (Distribution/Wholesale)	35	1,089
Chattem, Inc.* (Cosmetics/Personal Care)	14	887
Chiquita Brands International, Inc.* (Food)	28	453
Church & Dwight, Inc. (Household Products/Wares)	49	2,787
Clorox Co. (Household Products/Wares)	98	5,805
Coach, Inc. (Apparel)	224	7,385
Coca-Cola Co. (Beverages)	1,505	80,232
Coca-Cola Enterprises, Inc. (Beverages)	224	4,272
Colgate-Palmolive Co. (Cosmetics/Personal Care)	357	28,071
ConAgra Foods, Inc. (Food)	315	6,615
Constellation Brands, Inc.* (Beverages)	140	2,215
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	42	641
Corn Products International, Inc. (Food)	49	1,381
D.R. Horton, Inc. (Home Builders)	196	2,148
Darling International, Inc.* (Environmental Control)	56	389
Dean Foods Co.* (Food)	126	2,297
Deckers Outdoor Corp.* (Apparel)	7	628
Del Monte Foods Co. (Food)	140	1,512
Dr. Pepper Snapple Group, Inc.* (Beverages)	168	4,580
Eastman Kodak Co.* (Miscellaneous Manufacturing)	182	683
Electronic Arts, Inc.* (Software)	231	4,213
Energizer Holdings, Inc.* (Electrical Components & Equipment)	49	2,983
Ethan Allen Interiors, Inc. (Home Furnishings)	21	262
Flowers Foods, Inc. (Food)	63	1,472
Ford Motor Co.* (Auto Manufacturers)	2,233	15,631
Fossil, Inc.* (Household Products/Wares)	35	936
Fresh Del Monte Produce, Inc.* (Food)	28	608
Garmin, Ltd. (Electronics)	84	2,542
General Mills, Inc. (Food)	217	14,305
Gentex Corp. (Electronics)	98	1,569
Genuine Parts Co. (Distribution/Wholesale)	112	3,919
Green Mountain Coffee Roasters, Inc.* (Beverages)	28	1,863
Hanesbrands, Inc.* (Apparel)	63	1,362
Hansen Natural Corp.* (Beverages)	49	1,771
Harley-Davidson, Inc. (Leisure Time)	168	4,187
Harman International Industries, Inc. (Home Furnishings)	49	1,843
Hasbro, Inc. (Toys/Games/Hobbies)	91	2,482
Heinz (H.J.) Co. (Food)	224	9,014
Herbalife, Ltd. (Pharmaceuticals)	42	1,413
Herman Miller, Inc. (Office Furnishings)	42	649
HNI Corp. (Office Furnishings)	28	737
Hormel Foods Corp. (Food)	49	1,787
Iconix Brand Group, Inc.* (Apparel)	49	571
Jarden Corp. (Household Products/Wares)	63	1,726
JM Smucker Co. (Food)	84	4,429
Johnson Controls, Inc. (Auto Parts & Equipment)	420	10,046
Jones Apparel Group, Inc. (Apparel)	63	1,127
KB Home (Home Builders)	56	794
Kellogg Co. (Food)	168	8,659
Kimberly-Clark Corp. (Household Products/Wares)	294	17,981
Kraft Foods, Inc. (Food)	952	26,199
Lancaster Colony Corp. (Miscellaneous Manufacturing)	14	680
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	112	2,165
Lennar Corp. - Class A (Home Builders)	105	1,323
LKQ Corp.* (Distribution/Wholesale)	98	1,692
Lorillard, Inc. (Agriculture)	119	9,249
M.D.C. Holdings, Inc. (Home Builders)	28	913
Martek Biosciences Corp.* (Biotechnology)	21	377
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	35	1,749
Mattel, Inc. (Toys/Games/Hobbies)	259	4,903
McCormick & Co., Inc. (Food)	77	2,696
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	21	883
Mohawk Industries, Inc.* (Textiles)	42	1,799
Molson Coors Brewing Co. - Class B (Beverages)	112	5,485
Monsanto Co. (Agriculture)	385	25,864
NBTY, Inc.* (Pharmaceuticals)	42	1,529
Newell Rubbermaid, Inc. (Housewares)	196	2,844
NIKE, Inc. - Class B (Apparel)	189	11,752
Nu Skin Enterprises, Inc. (Retail)	35	797
NVR, Inc.* (Home Builders)	7	4,636
PepsiAmericas, Inc. (Beverages)	42	1,228
PepsiCo, Inc. (Beverages)	1,106	66,968

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Philip Morris International, Inc. (Commercial Services)	1,372	$64,978
Phillips-Van Heusen Corp. (Apparel)	35	1,405
Polaris Industries, Inc. (Leisure Time)	21	883
Pool Corp. (Distribution/Wholesale)	35	685
Procter & Gamble Co. (Cosmetics/Personal Care)	2,079	120,582
Pulte Homes, Inc. (Home Builders)	238	2,144
Ralcorp Holdings, Inc.* (Food)	42	2,255
Reynolds American, Inc. (Agriculture)	119	5,769
Sara Lee Corp. (Food)	469	5,295
Smithfield Foods, Inc.* (Food)	98	1,307
Snap-on, Inc. (Hand/Machine Tools)	42	1,534
Take-Two Interactive Software, Inc.* (Software)	56	614
Tempur-Pedic International, Inc.* (Home Furnishings)	49	949
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	77	3,273
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	168	2,164
The Hain Celestial Group, Inc.* (Food)	28	491
The Hershey Co. (Food)	112	4,232
The Pepsi Bottling Group, Inc. (Beverages)	105	3,931
The Ryland Group, Inc. (Home Builders)	28	519
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	28	1,137
The Stanley Works (Hand/Machine Tools)	56	2,533
The Timberland Co. - Class A* (Apparel)	35	566
The Warnaco Group, Inc.* (Apparel)	35	1,419
Thor Industries, Inc. (Home Builders)	28	734
TiVo, Inc.* (Home Furnishings)	77	838
Toll Brothers, Inc.* (Home Builders)	91	1,576
Tootsie Roll Industries, Inc. (Food)	14	347
TreeHouse Foods, Inc.* (Food)	21	785
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	49	767
Tupperware Corp. (Household Products/Wares)	42	1,891
Tyson Foods, Inc. - Class A (Food)	217	2,717
Under Armour, Inc. - Class A* (Retail)	28	752
Universal Corp. (Agriculture)	21	873
V.F. Corp. (Apparel)	63	4,476
WABCO Holdings, Inc. (Auto Parts & Equipment)	42	996
WD-40 Co. (Household Products/Wares)	14	441
Whirlpool Corp. (Home Furnishings)	49	3,508
Wolverine World Wide, Inc. (Apparel)	35	895

TOTAL COMMON STOCKS (Cost $707,720)		777,174

	Principal Amount
Repurchase Agreements (26.3%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $94,000 (Collateralized by $91,100 U.S. Treasury Notes, 3.75%, 11/15/18, market value $96,046)	$94,000	94,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $60,000 (Collateralized by $63,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $62,964)	60,000	60,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $115,000 (Collateralized by $110,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $121,800)	115,000	115,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $42,000 (Collateralized by $45,000 of various U.S. Treasury Securities, 0.88%–4.00%, 5/31/11-3/6/13, market value $45,651)	42,000	42,000

TOTAL REPURCHASE AGREEMENTS (Cost $311,000)		311,000

TOTAL INVESTMENT SECURITIES (Cost $1,018,720)—92.1%		1,088,174
Net other assets (liabilities) — 7.9%		93,553

NET ASSETS — 100.0%		$1,181,727

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $190,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$619,765	$(9,467)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	$386,251	$(9,693)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	October 31, 2009
(unaudited)

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Agriculture	$86,155	7.3%
Apparel	32,577	2.8%
Auto Manufacturers	15,631	1.3%
Auto Parts & Equipment	17,161	1.5%
Beverages	176,645	14.9%
Biotechnology	377	NM
Commercial Services	64,978	5.5%
Cosmetics/Personal Care	164,150	13.9%
Distribution/Wholesale	7,385	0.6%
Electrical Components & Equipment	2,983	0.3%
Electronics	4,111	0.3%
Environmental Control	389	NM
Food	103,745	8.8%
Hand/Machine Tools	6,050	0.5%
Home Builders	14,787	1.3%
Home Furnishings	7,400	0.6%
Household Products/Wares	32,704	2.8%
Housewares	2,844	0.2%
Leisure Time	6,002	0.5%
Machinery - Diversified	655	0.1%
Miscellaneous Manufacturing	3,528	0.3%
Office Furnishings	1,386	0.1%
Pharmaceuticals	3,825	0.3%
Retail	1,549	0.1%
Software	9,224	0.8%
Textiles	1,799	0.2%
Toys/Games/Hobbies	9,134	0.8%
Other**	404,553	34.2%

Total	$1,181,727	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$777,174	$—	$777,174
Repurchase Agreements	—	311,000	311,000

Total Investment Securities	777,174	311,000	1,088,174

Other Financial Instruments^	—	(19,160)	(19,160)

Total Investments	$777,174	$291,840	$1,069,014

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (64.0%)
99 Cents Only Stores* (Retail)	28	$318
Aaron’s, Inc. (Commercial Services)	42	1,052
Abercrombie & Fitch Co. - Class A (Retail)	84	2,757
Acxiom Corp.* (Software)	70	804
Advance Auto Parts, Inc. (Retail)	84	3,130
Aeropostale, Inc.* (Retail)	56	2,102
Alaska Air Group, Inc.* (Airlines)	28	720
Amazon.com, Inc.* (Internet)	294	34,930
American Eagle Outfitters, Inc. (Retail)	168	2,938
AmerisourceBergen Corp. (Pharmaceuticals)	280	6,202
AMR Corp.* (Airlines)	266	1,434
AnnTaylor Stores Corp.* (Retail)	56	726
Apollo Group, Inc. - Class A* (Commercial Services)	112	6,395
Arbitron, Inc. (Commercial Services)	28	607
AutoNation, Inc.* (Retail)	70	1,207
AutoZone, Inc.* (Retail)	28	3,789
Avid Technology, Inc.* (Software)	28	354
Avis Budget Group, Inc.* (Commercial Services)	98	823
Bally Technologies, Inc.* (Entertainment)	56	2,206
Barnes & Noble, Inc. (Retail)	42	698
Bed Bath & Beyond, Inc.* (Retail)	238	8,380
Best Buy Co., Inc. (Retail)	322	12,294
Big Lots, Inc.* (Retail)	84	2,104
BJ’s Wholesale Club, Inc.* (Retail)	56	1,962
Bob Evans Farms, Inc. (Retail)	28	736
Boyd Gaming Corp.* (Lodging)	56	412
Brinker International, Inc. (Retail)	98	1,239
Burger King Holdings, Inc. (Retail)	84	1,441
Cablevision Systems Corp. - Class A (Media)	224	5,143
Cardinal Health, Inc. (Pharmaceuticals)	336	9,522
Career Education Corp.* (Commercial Services)	56	1,167
Carmax, Inc.* (Retail)	182	3,580
Carnival Corp. - Class A (Leisure Time)	392	11,415
Casey’s General Stores, Inc. (Retail)	42	1,324
CBS Corp. - Class B (Media)	546	6,426
CEC Entertainment, Inc.* (Retail)	28	818
Cheesecake Factory, Inc.* (Retail)	56	1,018
Chemed Corp. (Commercial Services)	14	634
Chico’s FAS, Inc.* (Retail)	168	2,008
Chipotle Mexican Grill, Inc. - Class A* (Retail)	14	1,141
Chipotle Mexican Grill, Inc. - Class B* (Retail)	14	1,119
Choice Hotels International, Inc. (Lodging)	28	835
Collective Brands, Inc.* (Retail)	56	1,039
Comcast Corp. - Class A (Media)	1,918	27,811
Comcast Corp. - Special Class A (Media)	742	10,403
Continental Airlines, Inc. - Class B* (Airlines)	126	1,449
Copart, Inc.* (Retail)	70	2,252
Corinthian Colleges, Inc.* (Commercial Services)	70	1,110
Costco Wholesale Corp. (Retail)	406	23,081
Cracker Barrel Old Country Store, Inc. (Retail)	14	464
CTC Media, Inc.* (Media)	42	675
CVS Corp. (Retail)	1,344	47,443
Darden Restaurants, Inc. (Retail)	126	3,819
Delta Air Lines, Inc.* (Airlines)	714	5,098
DeVry, Inc. (Commercial Services)	56	3,096
Dick’s Sporting Goods, Inc.* (Retail)	84	1,906
Dillards, Inc. - Class A (Retail)	56	763
DIRECTV Group, Inc.* (Media)	434	11,414
Discovery Communications, Inc. - Class A* (Media)	126	3,465
Discovery Communications, Inc. - Class C* (Media)	126	3,027
DISH Network Corp. - Class A* (Media)	196	3,410
Dolby Laboratories, Inc. - Class A* (Electronics)	42	1,762
Dollar Tree, Inc.* (Retail)	84	3,791
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	70	2,240
Dress Barn, Inc.* (Retail)	42	758
Dun & Bradstreet Corp. (Software)	56	4,287
eBay, Inc.* (Internet)	1,022	22,760
Expedia, Inc.* (Internet)	196	4,443
FactSet Research Systems, Inc. (Computers)	42	2,690
Family Dollar Stores, Inc. (Retail)	126	3,566
Foot Locker, Inc. (Retail)	140	1,467
Fred’s, Inc. (Retail)	28	332
GameStop Corp. - Class A* (Retail)	154	3,741
Gannett Co., Inc. (Media)	210	2,062
Gaylord Entertainment Co.* (Lodging)	28	421
Genesco, Inc.* (Retail)	14	365
Group 1 Automotive, Inc. (Retail)	28	712
GUESS?, Inc. (Apparel)	56	2,047
H & R Block, Inc. (Commercial Services)	322	5,906
Harte-Hanks, Inc. (Advertising)	42	493
Hertz Global Holdings, Inc.* (Commercial Services)	168	1,564
Hillenbrand, Inc. (Commercial Services)	56	1,119
Home Depot, Inc. (Retail)	1,582	39,692
HSN, Inc.* (Retail)	42	627
IHS, Inc. - Class A* (Computers)	42	2,174
Interactive Data Corp. (Commercial Services)	28	736
International Game Technology (Entertainment)	280	4,995
International Speedway Corp. (Entertainment)	28	714
Interpublic Group of Cos., Inc.* (Advertising)	448	2,697
Interval Leisure Group, Inc.* (Leisure Time)	42	469
ITT Educational Services, Inc.* (Commercial Services)	42	3,795
J. Crew Group, Inc.* (Retail)	42	1,713
J.C. Penney Co., Inc. (Retail)	196	6,494

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Jack in the Box, Inc.* (Retail)	56	$1,051
JetBlue Airways Corp.* (Airlines)	238	1,180
John Wiley & Sons, Inc. (Media)	42	1,479
Kohls Corp.* (Retail)	266	15,221
Kroger Co. (Food)	574	13,277
Lamar Advertising Co.* (Advertising)	56	1,361
Las Vegas Sands Corp.* (Lodging)	406	6,127
Liberty Global, Inc. - Class A* (Media)	112	2,299
Liberty Global, Inc. - Series C* (Media)	112	2,305
Liberty Media Corp. - Entertainment Series A* (Media)	462	14,239
Liberty Media Holding Corp. - Capital Series A* (Media)	84	1,738
Liberty Media Holding Corp. - Interactive Series A* (Internet)	532	6,033
Life Time Fitness, Inc.* (Leisure Time)	42	905
Limited, Inc. (Retail)	252	4,435
Live Nation, Inc.* (Commercial Services)	84	559
Lowe’s Cos., Inc. (Retail)	1,372	26,850
Macy’s, Inc. (Retail)	392	6,887
Marriott International, Inc. - Class A (Lodging)	294	7,368
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	28	1,028
McDonald’s Corp. (Retail)	1,022	59,899
McGraw-Hill Cos., Inc. (Media)	294	8,461
McKesson Corp. (Commercial Services)	252	14,800
Meredith Corp. (Media)	28	758
MGM Grand, Inc.* (Commercial Services)	238	2,206
Morningstar, Inc.* (Commercial Services)	14	714
Netflix, Inc.* (Internet)	42	2,245
News Corp. - Class A (Media)	1,694	19,515
News Corp. - Class B (Media)	406	5,522
Nordstrom, Inc. (Retail)	154	4,894
O’Reilly Automotive, Inc.* (Retail)	126	4,697
Office Depot, Inc.* (Retail)	252	1,525
OfficeMax, Inc.* (Retail)	70	800
Omnicare, Inc. (Pharmaceuticals)	112	2,427
Omnicom Group, Inc. (Advertising)	294	10,078
Orient-Express Hotels, Ltd. - Class A* (Lodging)	70	602
P.F. Chang’s China Bistro, Inc.* (Retail)	14	409
Panera Bread Co. - Class A* (Retail)	28	1,679
Papa John’s International, Inc.* (Retail)	14	315
Penn National Gaming* (Entertainment)	56	1,407
PetSmart, Inc. (Retail)	112	2,635
Pinnacle Entertainment, Inc.* (Entertainment)	56	473
Polo Ralph Lauren Corp. (Apparel)	56	4,168
Pre-Paid Legal Services, Inc. (Commercial Services)	14	554
Priceline.com, Inc.* (Internet)	42	6,627
RadioShack Corp. (Retail)	112	1,892
Regal Entertainment Group - Class A (Entertainment)	70	883
Regis Corp. (Retail)	56	909
Rent-A-Center, Inc.* (Commercial Services)	56	1,028
Rite Aid Corp.* (Retail)	560	722
Rollins, Inc. (Commercial Services)	42	759
Ross Stores, Inc. (Retail)	112	4,929
Royal Caribbean Cruises, Ltd.* (Leisure Time)	126	2,549
Ruddick Corp. (Food)	42	1,122
Safeway, Inc. (Food)	392	8,753
Saks, Inc.* (Retail)	112	628
Sally Beauty Holdings, Inc.* (Retail)	84	567
Scholastic Corp. (Media)	28	696
Scientific Games Corp. - Class A* (Entertainment)	70	985
Scripps Networks Interactive - Class A (Entertainment)	84	3,172
Sears Holdings Corp.* (Retail)	56	3,800
Service Corp. International (Commercial Services)	238	1,635
Signet Jewelers, Ltd.* (Retail)	84	2,118
SkyWest, Inc. (Airlines)	56	782
Sonic Corp.* (Retail)	56	524
Sotheby’s (Commercial Services)	56	888
Southwest Airlines Co. (Airlines)	686	5,762
Staples, Inc. (Retail)	672	14,582
Starbucks Corp.* (Retail)	686	13,020
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	154	4,475
Stewart Enterprises, Inc. - Class A (Commercial Services)	84	385
Strayer Education, Inc. (Commercial Services)	14	2,842
SuperValu, Inc. (Food)	196	3,111
Sysco Corp. (Food)	546	14,442
Target Corp. (Retail)	644	31,189
The Buckle, Inc. (Retail)	28	840
The Cato Corp. - Class A (Retail)	28	552
The Children’s Place Retail Stores, Inc.* (Retail)	28	881
The Gap, Inc. (Retail)	476	10,158
The Gymboree Corp.* (Apparel)	28	1,192
The Men’s Wearhouse, Inc. (Retail)	42	973
The New York Times Co. - Class A (Media)	84	669
Ticketmaster Entertainment, Inc.* (Commercial Services)	42	405
Tiffany & Co. (Retail)	112	4,401
Time Warner Cable, Inc. (Media)	336	13,252
Time Warner, Inc. (Media)	1,120	33,734
TJX Cos., Inc. (Retail)	392	14,641
Tractor Supply Co.* (Retail)	28	1,252
UAL Corp.* (Airlines)	140	911
United Natural Foods, Inc.* (Food)	42	1,013
Urban Outfitters, Inc.* (Retail)	126	3,954
Vail Resorts, Inc.* (Entertainment)	28	964
ValueClick, Inc.* (Internet)	84	827
VCA Antech, Inc.* (Pharmaceuticals)	84	2,001
Viacom, Inc. - Class B* (Media)	518	14,292
Wal-Mart Stores, Inc. (Retail)	2,044	101,546
Walgreen Co. (Retail)	924	34,955
Walt Disney Co. (Media)	1,624	44,449

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Washington Post Co. - Class B (Media)	14	$6,048
Weight Watchers International, Inc. (Commercial Services)	28	742
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	350	1,383
Whole Foods Market, Inc.* (Food)	126	4,040
Williams Sonoma, Inc. (Retail)	84	1,578
WMS Industries, Inc.* (Leisure Time)	42	1,679
Wyndham Worldwide Corp. (Lodging)	168	2,864
Wynn Resorts, Ltd.* (Lodging)	70	3,795
YUM! Brands, Inc. (Retail)	434	14,300

TOTAL COMMON STOCKS (Cost $909,246)		1,155,459

	Principal Amount
Repurchase Agreements (43.1%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $237,000 (Collateralized by $229,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $241,960)	$237,000	237,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $153,000 (Collateralized by $159,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $158,908)	153,000	153,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $292,000 (Collateralized by $277,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $306,715)	292,000	292,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $97,000 (Collateralized by $100,000 of various U.S. Treasury Securities, 0.88%–4.00%, 5/31/11-3/6/13, market value $101,749)	97,000	97,000

TOTAL REPURCHASE AGREEMENTS (Cost $779,000)		779,000

TOTAL INVESTMENT SECURITIES (Cost $1,688,246)—107.1%		1,934,459
Net other assets (liabilities) — (7.1)%		(127,634)

NET ASSETS — 100.0%		$1,806,825

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $280,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$727,403	$(45,619)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	$837,387	$(39,762)

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Advertising	$14,629	0.8%
Airlines	17,336	1.0%
Apparel	7,407	0.4%
Commercial Services	55,521	3.1%
Computers	4,864	0.3%
Electronics	1,762	0.1%
Entertainment	18,039	1.0%
Food	45,758	2.5%
Internet	77,865	4.3%
Leisure Time	17,017	0.9%
Lodging	26,899	1.5%
Media	243,292	13.5%
Miscellaneous Manufacturing	1,028	0.1%
Pharmaceuticals	20,152	1.1%
Retail	597,062	33.0%
Retail - Restaurants	1,383	0.1%
Software	5,445	0.3%
Other**	651,366	36.0%

Total	$1,806,825	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$1,155,459	$—	$1,155,459
Repurchase Agreements	—	779,000	779,000

Total Investment Securities	1,155,459	779,000	1,934,459

Other Financial Instruments^	—	(85,381)	(85,381)

Total Investments	$1,155,459	$693,619	$1,849,078

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (70.3%)
ACE, Ltd. (Insurance)	1,300	$66,768
Affiliated Managers Group, Inc.* (Diversified Financial Services)	130	8,254
AFLAC, Inc. (Insurance)	1,950	80,905
Alexandria Real Estate Equities, Inc. (REIT)	130	7,042
Allied World Assurance Holdings, Ltd. (Insurance)	130	5,819
Allstate Corp. (Insurance)	2,210	65,350
AMB Property Corp. (REIT)	650	14,287
Ambac Financial Group, Inc. (Insurance)	1,170	1,346
American Campus Communities, Inc. (REIT)	260	7,025
American Express Co. (Diversified Financial Services)	4,290	149,464
American Financial Group, Inc. (Insurance)	260	6,396
American International Group, Inc.* (Insurance)	520	17,482
American National Insurance Co. (Insurance)	130	10,854
AmeriCredit Corp.* (Diversified Financial Services)	260	4,589
Ameriprise Financial, Inc. (Diversified Financial Services)	1,040	36,057
Annaly Mortgage Management, Inc. (REIT)	2,210	37,371
AON Corp. (Insurance)	1,040	40,050
Apartment Investment and Management Co. - Class A (REIT)	520	6,422
Arch Capital Group, Ltd.* (Insurance)	260	17,516
Argo Group International Holdings, Ltd.* (Insurance)	130	4,415
Arthur J. Gallagher & Co. (Insurance)	390	8,701
Aspen Insurance Holdings, Ltd. (Insurance)	260	6,708
Associated Banc-Corp (Banks)	520	6,661
Assurant, Inc. (Insurance)	520	15,564
Assured Guaranty, Ltd. (Insurance)	520	8,622
Astoria Financial Corp. (Savings & Loans)	390	3,892
Avalonbay Communities, Inc. (REIT)	390	26,824
Axis Capital Holdings, Ltd. (Insurance)	650	18,779
BancorpSouth, Inc. (Banks)	260	5,871
Bank of America Corp. (Banks)	35,490	517,444
Bank of Hawaii Corp. (Banks)	260	11,544
Bank of New York Mellon Corp. (Banks)	4,940	131,700
BB&T Corp. (Banks)	2,730	65,274
BioMed Realty Trust, Inc. (REIT)	390	5,292
BlackRock, Inc. - Class A (Diversified Financial Services)	130	28,144
BOK Financial Corp. (Banks)	130	5,586
Boston Properties, Inc. (REIT)	520	31,600
Brandywine Realty Trust (REIT)	520	4,971
BRE Properties, Inc. - Class A (REIT)	260	7,080
Brookfield Properties Corp. (Real Estate)	1,040	10,566
Brown & Brown, Inc. (Insurance)	520	9,552
Camden Property Trust (REIT)	260	9,425
Capital One Financial Corp. (Diversified Financial Services)	1,820	66,612
CapitalSource, Inc. (Diversified Financial Services)	1,040	3,702
Capitol Federal Financial (Savings & Loans)	130	3,943
Cathay Bancorp, Inc. (Banks)	260	2,296
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	910	9,419
CBL & Associates Properties, Inc. (REIT)	520	4,243
Chimera Investment Corp. (REIT)	2,600	9,074
Chubb Corp. (Insurance)	1,430	69,384
Cincinnati Financial Corp. (Insurance)	650	16,484
Citigroup, Inc. (Diversified Financial Services)	62,270	254,684
City National Corp. (Banks)	130	4,897
CME Group, Inc. (Diversified Financial Services)	260	78,679
Colonial Properties Trust (REIT)	260	2,738
Comerica, Inc. (Banks)	650	18,038
Commerce Bancshares, Inc. (Banks)	260	9,974
Corporate Office Properties Trust (REIT)	260	8,629
Cullen/Frost Bankers, Inc. (Banks)	260	12,165
DCT Industrial Trust, Inc. (REIT)	780	3,533
Delphi Financial Group, Inc. - Class A (Insurance)	260	5,642
Developers Diversified Realty Corp. (REIT)	520	4,467
DiamondRock Hospitality Co.* (REIT)	390	2,968
Digital Realty Trust, Inc. (REIT)	260	11,734
Discover Financial Services (Diversified Financial Services)	2,210	31,249
Douglas Emmett, Inc. (REIT)	520	6,136
Duke-Weeks Realty Corp. (REIT)	910	10,228
E* TRADE Financial Corp.* (Diversified Financial Services)	4,550	6,643
East West Bancorp, Inc. (Banks)	390	3,522
EastGroup Properties, Inc. (REIT)	130	4,785
Eaton Vance Corp. (Diversified Financial Services)	520	14,763
Endurance Specialty Holdings, Ltd. (Insurance)	260	9,357
Entertainment Properties Trust (REIT)	130	4,423
Equifax, Inc. (Commercial Services)	520	14,238
Equity Lifestyle Properties, Inc. (REIT)	130	6,039
Equity Residential Properties Trust (REIT)	1,170	33,790
Erie Indemnity Co. - Class A (Insurance)	130	4,583
Essex Property Trust, Inc. (REIT)	130	9,773
Everest Re Group, Ltd. (Insurance)	260	22,747
F.N.B. Corp. (Banks)	520	3,682
Federal Realty Investment Trust (REIT)	260	15,348
Federated Investors, Inc. - Class B (Diversified Financial Services)	390	10,238
Fidelity National Title Group, Inc. - Class A (Insurance)	910	12,349

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Fifth Third Bancorp (Banks)	3,250	$29,055
First American Financial Corp. (Insurance)	390	11,852
First Financial Bankshares, Inc. (Banks)	130	6,299
First Horizon National Corp.* (Banks)	910	10,767
First Midwest Bancorp, Inc. (Banks)	260	2,704
First Niagara Financial Group, Inc. (Savings & Loans)	650	8,346
FirstMerit Corp. (Banks)	390	7,391
Forest City Enterprises, Inc. - Class A (Real Estate)	520	4,534
Forestar Group, Inc.* (Real Estate)	130	1,919
Franklin Resources, Inc. (Diversified Financial Services)	650	68,009
Franklin Street Properties Corp. (REIT)	260	2,803
Fulton Financial Corp. (Banks)	780	6,443
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	2,080	22,090
Glacier Bancorp, Inc. (Banks)	260	3,403
GLG Partners, Inc.* (Diversified Financial Services)	650	1,703
Hancock Holding Co. (Banks)	130	4,715
Hanover Insurance Group, Inc. (Insurance)	260	10,936
Hartford Financial Services Group, Inc. (Insurance)	1,560	38,251
Hatteras Financial Corp. (REIT)	130	3,653
HCC Insurance Holdings, Inc. (Insurance)	520	13,723
HCP, Inc. (REIT)	1,170	34,620
Health Care REIT, Inc. (REIT)	520	23,072
Healthcare Realty Trust, Inc. (REIT)	260	5,416
Highwoods Properties, Inc. (REIT)	260	7,155
Home Properties, Inc. (REIT)	130	5,093
Horace Mann Educators Corp. (Insurance)	130	1,616
Hospitality Properties Trust (REIT)	520	10,041
Host Marriott Corp. (REIT)	2,470	24,972
HRPT Properties Trust (REIT)	910	6,397
Hudson City Bancorp, Inc. (Savings & Loans)	1,950	25,623
Huntington Bancshares, Inc. (Banks)	2,340	8,915
IBERIABANK Corp. (Banks)	130	5,630
IntercontinentalExchange, Inc.* (Diversified Financial Services)	260	26,049
International Bancshares Corp. (Banks)	260	3,861
Invesco, Ltd. (Diversified Financial Services)	1,690	35,743
Investment Technology Group, Inc.* (Diversified Financial Services)	130	2,804
J.P. Morgan Chase & Co. (Diversified Financial Services)	16,120	673,332
Janus Capital Group, Inc. (Diversified Financial Services)	780	10,234
Jefferies Group, Inc.* (Diversified Financial Services)	520	13,572
Jones Lang LaSalle, Inc. (Real Estate)	130	6,091
KBW, Inc.* (Diversified Financial Services)	130	3,640
KeyCorp (Banks)	3,640	19,620
Kilroy Realty Corp. (REIT)	130	3,591
Kimco Realty Corp. (REIT)	1,560	19,718
LaSalle Hotel Properties (REIT)	260	4,462
Legg Mason, Inc. (Diversified Financial Services)	650	18,922
Lexington Realty Trust (REIT)	390	1,634
Liberty Property Trust (REIT)	520	15,272
Lincoln National Corp. (Insurance)	1,040	24,783
Loews Corp. (Insurance)	1,430	47,333
M&T Bank Corp. (Banks)	260	16,341
Mack-Cali Realty Corp. (REIT)	260	8,047
Marsh & McLennan Cos., Inc. (Insurance)	2,080	48,797
Marshall & Ilsley Corp. (Banks)	1,560	8,299
MasterCard, Inc. - Class A (Software)	390	85,418
Max Capital Group, Ltd. (Insurance)	130	2,685
MB Financial, Inc. (Banks)	130	2,324
MBIA, Inc.* (Insurance)	650	2,639
Mercury General Corp. (Insurance)	130	4,740
MetLife, Inc. (Insurance)	2,340	79,630
MF Global, Ltd.* (Diversified Financial Services)	390	2,777
MFA Financial, Inc. (REIT)	1,170	8,681
MGIC Investment Corp.* (Insurance)	520	2,241
Mid-America Apartment Communities, Inc. (REIT)	130	5,697
Montpelier Re Holdings, Ltd. (Insurance)	390	6,302
Moody’s Corp. (Commercial Services)	780	18,470
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,070	162,848
MSCI, Inc. - Class A* (Software)	390	11,856
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	650	11,739
National Penn Bancshares, Inc. (Banks)	520	2,922
National Retail Properties, Inc. (REIT)	390	7,558
Nationwide Health Properties, Inc. (REIT)	390	12,578
New York Community Bancorp (Savings & Loans)	1,430	15,444
NewAlliance Bancshares, Inc. (Savings & Loans)	390	4,321
Northern Trust Corp. (Banks)	1,040	52,260
NYSE Euronext (Diversified Financial Services)	1,040	26,884
Old National Bancorp (Banks)	260	2,696
Old Republic International Corp. (Insurance)	910	9,719
OMEGA Healthcare Investors, Inc. (REIT)	390	5,912
optionsXpress Holdings, Inc. (Diversified Financial Services)	130	2,032
PacWest Bancorp (Banks)	130	2,207
PartnerRe, Ltd. (Insurance)	260	19,885
People’s United Financial, Inc. (Banks)	650	10,420
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	130	6,031
Platinum Underwriters Holdings, Ltd. (Insurance)	260	9,300
Plum Creek Timber Co., Inc. (Forest Products & Paper)	650	20,338

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
PNC Financial Services Group (Banks)	1,950	$95,433
Popular, Inc. (Banks)	1,040	2,246
Post Properties, Inc. (REIT)	130	2,144
Potlatch Corp. (Forest Products & Paper)	130	3,628
Principal Financial Group, Inc. (Insurance)	1,170	29,297
PrivateBancorp, Inc. (Banks)	130	1,187
ProAssurance Corp.* (Insurance)	130	6,536
Progressive Corp.* (Insurance)	2,600	41,600
ProLogis (REIT)	1,820	20,621
Prosperity Bancshares, Inc. (Banks)	130	4,653
Protective Life Corp. (Insurance)	390	7,508
Provident Financial Services, Inc. (Savings & Loans)	260	2,795
Prudential Financial, Inc. (Insurance)	1,950	88,198
Public Storage, Inc. (REIT)	520	38,272
Raymond James Financial Corp. (Diversified Financial Services)	390	9,208
Rayonier, Inc. (Forest Products & Paper)	260	10,031
Realty Income Corp. (REIT)	390	9,040
Redwood Trust, Inc. (REIT)	260	3,624
Regency Centers Corp. (REIT)	390	13,085
Regions Financial Corp. (Banks)	4,810	23,280
Reinsurance Group of America, Inc. (Insurance)	260	11,986
RenaissanceRe Holdings (Insurance)	260	13,650
RLI Corp. (Insurance)	130	6,500
SEI Investments Co. (Software)	650	11,356
Selective Insurance Group, Inc. (Insurance)	260	3,983
Senior Housing Properties Trust (REIT)	520	10,026
Simon Property Group, Inc. (REIT)	1,170	79,431
SL Green Realty Corp. (REIT)	260	10,078
SLM Corp.* (Diversified Financial Services)	1,950	18,915
St. Joe Co.* (Real Estate)	390	9,337
StanCorp Financial Group, Inc. (Insurance)	260	9,545
State Street Corp. (Banks)	2,080	87,318
Sterling Bancshares, Inc. (Banks)	390	2,172
Stifel Financial Corp.* (Diversified Financial Services)	130	6,755
Sunstone Hotel Investors, Inc. (REIT)	260	1,963
SunTrust Banks, Inc. (Banks)	2,080	39,749
Susquehanna Bancshares, Inc. (Banks)	390	2,149
SVB Financial Group* (Banks)	130	5,363
Synovus Financial Corp. (Banks)	1,820	4,040
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,040	50,679
Tanger Factory Outlet Centers, Inc. (REIT)	130	4,949
Taubman Centers, Inc. (REIT)	260	7,933
TCF Financial Corp. (Banks)	520	6,152
TD Ameritrade Holding Corp.* (Diversified Financial Services)	910	17,563
TFS Financial Corp. (Savings & Loans)	390	4,547
The Charles Schwab Corp. (Diversified Financial Services)	3,900	67,626
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,820	309,709
The Macerich Co. (REIT)	390	11,622
The Travelers Cos., Inc. (Insurance)	2,340	116,509
Torchmark Corp. (Insurance)	390	15,834
Tower Group, Inc. (Insurance)	130	3,195
Transatlantic Holdings, Inc. (Insurance)	260	13,130
TrustCo Bank Corp. NY (Banks)	260	1,547
Trustmark Corp. (Banks)	260	4,927
U.S. Bancorp (Banks)	7,800	181,116
UDR, Inc. (REIT)	650	9,347
UMB Financial Corp. (Banks)	130	5,170
Umpqua Holdings Corp. (Banks)	390	3,865
United Bankshares, Inc. (Banks)	130	2,321
Unitrin, Inc. (Insurance)	130	2,548
UnumProvident Corp. (Insurance)	1,300	25,935
Validus Holdings, Ltd. (Insurance)	260	6,578
Valley National Bancorp (Banks)	520	6,906
Ventas, Inc. (REIT)	650	26,084
Visa, Inc. - Class A (Commercial Services)	1,820	137,883
Vornado Realty Trust (REIT)	780	46,457
W.R. Berkley Corp. (Insurance)	520	12,854
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	390	10,943
Washington Federal, Inc. (Savings & Loans)	390	6,689
Washington REIT (REIT)	260	6,942
Webster Financial Corp. (Banks)	260	2,941
Weingarten Realty Investors (REIT)	520	9,620
Wells Fargo & Co. (Banks)	18,200	500,864
Westamerica Bancorp (Banks)	130	6,214
Western Union Co. (Commercial Services)	2,860	51,966
Whitney Holding Corp. (Banks)	260	2,088
Willis Group Holdings, Ltd. (Insurance)	650	17,550
Wilmington Trust Corp. (Banks)	260	3,133
Wintrust Financial Corp. (Banks)	130	3,667
XL Capital, Ltd. - Class A (Insurance)	1,430	23,466
Zenith National Insurance Corp. (Insurance)	130	3,709
Zions Bancorp (Banks)	520	7,363

TOTAL COMMON STOCKS (Cost $4,340,568)		6,909,098

	Principal Amount
Repurchase Agreements (44.8%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,346,002 (Collateralized by $1,302,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,373,221)	$1,346,000	1,346,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $879,001 (Collateralized by $899,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $898,482)	$879,000	$879,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,657,003 (Collateralized by $1,608,700 of various U.S. Treasury Securities, 3.75%–6.00%, 6/21/10-11/15/18, market value $1,698,545)	1,657,000	1,657,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $524,001 (Collateralized by $532,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $539,598)	524,000	524,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,406,000)		4,406,000

TOTAL INVESTMENT SECURITIES (Cost $8,746,568)—115.1%		11,315,098
Net other assets (liabilities) — (15.1)%		(1,485,376)

NET ASSETS — 100.0%		$9,829,722

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $2,200,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$3,152,065	$(417,521)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	$4,728,206	$(313,513)

Financials UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Banks	$2,010,790	20.5%
Commercial Services	222,557	2.3%
Diversified Financial Services	2,272,885	23.1%
Forest Products & Paper	33,997	0.3%
Insurance	1,319,916	13.4%
REIT	822,857	8.4%
Real Estate	41,866	0.4%
Savings & Loans	75,600	0.8%
Software	108,630	1.1%
Other**	2,920,624	29.7%

Total	$9,829,722	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$6,909,098	$—	$6,909,098
Repurchase Agreements	—	4,406,000	4,406,000

Total Investment Securities	6,909,098	4,406,000	11,315,098

Other Financial Instruments^	—	(731,034)	(731,034)

Total Investments	$6,909,098	$3,674,966	$10,584,064

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (60.8%)
Abbott Laboratories (Pharmaceuticals)	4,368	$220,890
Acorda Therapeutics, Inc.* (Biotechnology)	96	2,086
Aetna, Inc. (Healthcare - Services)	1,248	32,485
Affymetrix, Inc.* (Biotechnology)	192	1,004
Alcon, Inc. (Healthcare - Products)	240	34,270
Alexion Pharmaceuticals, Inc.* (Biotechnology)	240	10,658
Alkermes, Inc.* (Pharmaceuticals)	288	2,295
Allergan, Inc. (Pharmaceuticals)	864	48,600
Amedisys, Inc.* (Healthcare - Services)	96	3,820
American Medical Systems Holdings, Inc.* (Healthcare - Products)	192	2,961
AMERIGROUP Corp.* (Healthcare - Services)	144	3,175
Amgen, Inc.* (Biotechnology)	2,880	154,742
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	384	4,239
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	144	4,530
Bard (C.R.), Inc. (Healthcare - Products)	288	21,620
Baxter International, Inc. (Healthcare - Products)	1,728	93,416
Beckman Coulter, Inc. (Healthcare - Products)	192	12,351
Becton, Dickinson & Co. (Healthcare - Products)	624	42,657
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	48	4,291
Biogen Idec, Inc.* (Biotechnology)	816	34,378
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	288	4,481
Boston Scientific Corp.* (Healthcare - Products)	4,320	35,078
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,616	122,429
Brookdale Senior Living, Inc.* (Healthcare - Services)	144	2,425
CareFusion Corp.* (Healthcare - Products)	528	11,811
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	96	3,012
Celera Corp.* (Biotechnology)	240	1,486
Celgene Corp.* (Biotechnology)	1,296	66,161
Centene Corp.* (Healthcare - Services)	144	2,568
Cephalon, Inc.* (Pharmaceuticals)	192	10,479
Cepheid, Inc.* (Healthcare - Products)	144	1,911
Charles River Laboratories International, Inc.* (Biotechnology)	192	7,012
CIGNA Corp. (Insurance)	768	21,381
Community Health Systems, Inc.* (Healthcare - Services)	288	9,009
Cooper Cos., Inc. (Healthcare - Products)	144	4,033
Covance, Inc.* (Healthcare - Services)	192	9,923
Coventry Health Care, Inc.* (Healthcare - Services)	432	8,567
Covidien PLC (Healthcare - Products)	1,440	60,653
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	144	2,439
DaVita, Inc.* (Healthcare - Services)	288	15,273
Dendreon Corp.* (Biotechnology)	336	8,491
DENTSPLY International, Inc. (Healthcare - Products)	432	14,239
Edwards Lifesciences Corp.* (Healthcare - Products)	144	11,079
Eli Lilly & Co. (Pharmaceuticals)	2,784	94,684
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	288	6,451
Express Scripts, Inc.* (Pharmaceuticals)	720	57,542
Forest Laboratories, Inc.* (Pharmaceuticals)	864	23,907
Gen-Probe, Inc.* (Healthcare - Products)	144	6,008
Genzyme Corp.* (Biotechnology)	768	38,861
Gilead Sciences, Inc.* (Pharmaceuticals)	2,592	110,290
Haemonetics Corp.* (Healthcare - Products)	96	4,944
Health Management Associates, Inc. - Class A* (Healthcare - Services)	720	4,392
Health Net, Inc.* (Healthcare - Services)	288	4,294
HEALTHSOUTH Corp.* (Healthcare - Services)	240	3,506
Healthways, Inc.* (Healthcare - Services)	96	1,544
Henry Schein, Inc.* (Healthcare - Products)	240	12,679
Hill-Rom Holdings, Inc. (Healthcare - Products)	192	3,761
HMS Holdings Corp.* (Commercial Services)	96	4,121
Hologic, Inc.* (Healthcare - Products)	720	10,642
Hospira, Inc.* (Pharmaceuticals)	432	19,284
Human Genome Sciences, Inc.* (Biotechnology)	432	8,074
Humana, Inc.* (Healthcare - Services)	480	18,038
IDEXX Laboratories, Inc.* (Healthcare - Products)	192	9,815
Illumina, Inc.* (Biotechnology)	336	10,786
Immucor, Inc.* (Healthcare - Products)	192	3,433
Incyte, Corp.* (Biotechnology)	240	1,414
InterMune, Inc.* (Biotechnology)	96	1,160
Intuitive Surgical, Inc.* (Healthcare - Products)	96	23,650
Invacare Corp. (Healthcare - Products)	96	2,153
Inverness Medical Innovations, Inc.* (Healthcare - Products)	240	9,122
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	288	3,649
Johnson & Johnson (Healthcare - Products)	7,872	464,842
Kinetic Concepts, Inc.* (Healthcare - Products)	192	6,372
King Pharmaceuticals, Inc.* (Pharmaceuticals)	720	7,294
Laboratory Corp. of America Holdings* (Healthcare - Services)	288	19,840

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Life Technologies Corp.* (Biotechnology)	480	$22,642
LifePoint Hospitals, Inc.* (Healthcare - Services)	144	4,080
Lincare Holdings, Inc.* (Healthcare - Services)	192	6,031
Magellan Health Services, Inc.* (Healthcare - Services)	96	3,084
Masimo Corp.* (Healthcare - Products)	144	3,826
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,344	75,425
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	144	3,048
Mednax, Inc.* (Healthcare - Services)	144	7,476
Medtronic, Inc. (Healthcare - Products)	3,168	113,098
Merck & Co., Inc. (Pharmaceuticals)	6,048	187,065
Millipore Corp.* (Biotechnology)	144	9,649
Mylan Laboratories, Inc.* (Pharmaceuticals)	864	14,031
Myriad Genetics, Inc.* (Biotechnology)	288	6,993
Nektar Therapeutics* (Biotechnology)	240	1,949
NuVasive, Inc.* (Healthcare - Products)	96	3,484
Odyssey Healthcare, Inc.* (Healthcare - Services)	96	1,338
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	192	5,107
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	144	4,640
Owens & Minor, Inc. (Distribution/Wholesale)	96	3,925
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	96	2,013
PAREXEL International Corp.* (Commercial Services)	144	1,803
Patterson Cos., Inc.* (Healthcare - Products)	288	7,353
PDL BioPharma, Inc. (Biotechnology)	336	2,826
Perrigo Co. (Pharmaceuticals)	240	8,926
Pfizer, Inc. (Pharmaceuticals)	22,992	391,554
Pharmaceutical Product Development, Inc. (Commercial Services)	336	7,241
PharMerica Corp.* (Pharmaceuticals)	96	1,481
PSS World Medical, Inc.* (Healthcare - Products)	192	3,882
Psychiatric Solutions, Inc.* (Healthcare - Services)	144	2,972
Quest Diagnostics, Inc. (Healthcare - Services)	432	24,162
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	192	3,014
ResMed, Inc.* (Healthcare - Products)	240	11,810
Savient Pharmaceuticals, Inc.* (Biotechnology)	192	2,419
Schering-Plough Corp. (Pharmaceuticals)	4,608	129,946
St. Jude Medical, Inc.* (Healthcare - Products)	960	32,717
STERIS Corp. (Healthcare - Products)	144	4,213
Stryker Corp. (Healthcare - Products)	864	39,744
Techne Corp. (Healthcare - Products)	96	6,001
Tenet Healthcare Corp.* (Healthcare - Services)	1,392	7,127
Theravance, Inc.* (Pharmaceuticals)	144	2,012
Thermo Fisher Scientific, Inc.* (Electronics)	1,152	51,840
Thoratec Corp.* (Healthcare - Products)	144	3,781
United Therapeutics Corp.* (Pharmaceuticals)	96	4,084
UnitedHealth Group, Inc. (Healthcare - Services)	3,312	85,946
Universal Health Services, Inc. - Class B (Healthcare - Services)	144	8,014
Valeant Pharmaceuticals International* (Pharmaceuticals)	192	5,645
Varian Medical Systems, Inc.* (Healthcare - Products)	336	13,769
Varian, Inc.* (Electronics)	96	4,915
Vertex Pharmaceuticals, Inc.* (Biotechnology)	528	17,720
Warner Chilcott PLC - Class A* (Pharmaceuticals)	288	6,379
Waters Corp.* (Electronics)	288	16,540
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	288	9,913
WellCare Health Plans, Inc.* (Healthcare - Services)	96	2,508
WellPoint, Inc.* (Healthcare - Services)	1,344	62,845
West Pharmaceutical Services, Inc. (Healthcare - Products)	96	3,789
Zimmer Holdings, Inc.* (Healthcare - Products)	624	32,804

TOTAL COMMON STOCKS (Cost $2,899,385)		3,665,559

	Principal Amount
Repurchase Agreements (41.9%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $772,001 (Collateralized by $747,100 U.S. Treasury Notes, 3.75%, 11/15/18, market value $787,665)	$772,000	772,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $503,000 (Collateralized by $514,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $513,704)	503,000	503,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $949,002 (Collateralized by $923,000 of various Federal National Mortgage Association Securities, 4.38%–6.00%, 6/21/10-5/15/11, market value $975,073)	949,000	949,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $302,001 (Collateralized by $306,000 of various U.S. Treasury Securities, 0.88%–4.00%, 5/31/11-3/6/13, market value $310,882)	$302,000	$302,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,526,000)		2,526,000

TOTAL INVESTMENT SECURITIES (Cost $5,425,385)—102.7%		6,191,559
Net other assets (liabilities) — (2.7)%		(164,926)

NET ASSETS — 100.0%		$6,026,633

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $600,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$1,437,320	$(39,604)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	$3,981,226	$(109,778)

Health Care UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Biotechnology	$417,816	6.9%
Commercial Services	13,165	0.2%
Distribution/Wholesale	3,925	0.1%
Electronics	73,295	1.2%
Healthcare - Products	1,188,301	19.7%
Healthcare - Services	354,442	5.9%
Insurance	21,381	0.4%
Pharmaceuticals	1,593,234	26.4%
Other**	2,361,074	39.2%

Total	$6,026,633	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$3,665,559	$—	$3,665,559
Repurchase Agreements	—	2,526,000	2,526,000

Total Investment Securities	3,665,559	2,526,000	6,191,559

Other Financial Instruments^	—	(149,382)	(149,382)

Total Investments	$3,665,559	$2,376,618	$6,042,177

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (64.5%)
3M Co. (Miscellaneous Manufacturing)	1,188	$87,401
AAR Corp.* (Aerospace/Defense)	66	1,294
ABM Industries, Inc. (Commercial Services)	66	1,239
Accenture PLC - Class A (Computers)	1,056	39,156
Actuant Corp. - Class A (Miscellaneous Manufacturing)	132	2,061
Acuity Brands, Inc. (Miscellaneous Manufacturing)	66	2,090
Administaff, Inc. (Commercial Services)	33	819
Aecom Technology Corp.* (Engineering & Construction)	165	4,165
Affiliated Computer Services, Inc. - Class A* (Computers)	165	8,595
AGCO Corp.* (Machinery - Diversified)	165	4,638
Agilent Technologies, Inc.* (Electronics)	627	15,512
Alexander & Baldwin, Inc. (Transportation)	66	1,903
Alliance Data Systems Corp.* (Commercial Services)	99	5,443
Alliant Techsystems, Inc.* (Aerospace/Defense)	66	5,133
American Superconductor Corp.* (Electrical Components & Equipment)	66	2,212
Ametek, Inc. (Electrical Components & Equipment)	198	6,908
Amphenol Corp. - Class A (Electronics)	330	13,240
Anixter International, Inc.* (Telecommunications)	66	2,762
AptarGroup, Inc. (Miscellaneous Manufacturing)	132	4,661
Arkansas Best Corp. (Transportation)	33	852
Arrow Electronics, Inc.* (Electronics)	231	5,854
Astec Industries, Inc.* (Machinery - Construction & Mining)	33	759
Automatic Data Processing, Inc. (Software)	924	36,775
Avnet, Inc.* (Electronics)	264	6,542
AVX Corp. (Electronics)	99	1,121
Baldor Electric Co. (Hand/Machine Tools)	66	1,706
Ball Corp. (Packaging & Containers)	165	8,139
BE Aerospace, Inc.* (Aerospace/Defense)	198	3,511
Belden, Inc. (Electrical Components & Equipment)	99	2,272
Bemis Co., Inc. (Packaging & Containers)	198	5,114
Benchmark Electronics, Inc.* (Electronics)	132	2,218
Black Box Corp. (Telecommunications)	33	875
Boeing Co. (Aerospace/Defense)	1,221	58,364
Brady Corp. - Class A (Electronics)	99	2,681
Brink’s Home Security Holdings, Inc.* (Commercial Services)	99	3,067
Broadridge Financial Solutions, Inc. (Software)	264	5,494
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	132	5,863
Burlington Northern Santa Fe Corp. (Transportation)	528	39,769
C.H. Robinson Worldwide, Inc. (Transportation)	330	18,186
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	99	3,073
Caterpillar, Inc. (Machinery - Construction & Mining)	1,155	63,594
Ceradyne, Inc.* (Miscellaneous Manufacturing)	33	532
Checkpoint Systems, Inc.* (Electronics)	66	896
Cintas Corp. (Textiles)	231	6,396
Clarcor, Inc. (Miscellaneous Manufacturing)	99	2,914
Clean Harbors, Inc.* (Environmental Control)	33	1,863
Cognex Corp. (Machinery - Diversified)	66	1,062
Commscope, Inc.* (Telecommunications)	165	4,458
Con-way, Inc. (Transportation)	99	3,266
Convergys Corp.* (Commercial Services)	231	2,506
Cooper Industries PLC - Class A (Miscellaneous Manufacturing)	330	12,768
Corrections Corp. of America* (Commercial Services)	198	4,740
Crane Co. (Miscellaneous Manufacturing)	99	2,757
Crown Holdings, Inc.* (Packaging & Containers)	297	7,915
CSX Corp. (Transportation)	726	30,623
Cummins, Inc. (Machinery - Diversified)	330	14,210
Curtiss-Wright Corp. (Aerospace/Defense)	99	2,952
CyberSource Corp.* (Internet)	132	2,162
Danaher Corp. (Miscellaneous Manufacturing)	462	31,522
Deere & Co. (Machinery - Diversified)	792	36,076
Deluxe Corp. (Commercial Services)	99	1,409
Dionex Corp.* (Electronics)	33	2,240
Donaldson Co., Inc. (Miscellaneous Manufacturing)	132	4,708
Dover Corp. (Miscellaneous Manufacturing)	330	12,434
Eagle Materials, Inc. - Class A (Building Materials)	66	1,640
Eaton Corp. (Miscellaneous Manufacturing)	297	17,954
EMCOR Group, Inc.* (Engineering & Construction)	132	3,118
Emerson Electric Co. (Electrical Components & Equipment)	1,419	53,567
EnerSys* (Electrical Components & Equipment)	66	1,459

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	33	$1,296
Esterline Technologies Corp.* (Aerospace/Defense)	66	2,779
Euronet Worldwide, Inc.* (Commercial Services)	99	2,341
Expeditors International of Washington, Inc. (Transportation)	396	12,759
Fastenal Co. (Distribution/Wholesale)	264	9,108
FedEx Corp. (Transportation)	528	38,380
Fidelity National Information Services, Inc. (Software)	594	12,925
Fiserv, Inc.* (Software)	297	13,623
Flextronics International, Ltd.* (Electronics)	1,518	9,837
FLIR Systems, Inc.* (Electronics)	264	7,342
Flowserve Corp. (Machinery - Diversified)	99	9,723
Fluor Corp. (Engineering & Construction)	330	14,659
Fortune Brands, Inc. (Household Products/Wares)	264	10,283
Forward Air Corp. (Transportation)	66	1,408
Foster Wheeler AG* (Engineering & Construction)	231	6,466
FTI Consulting, Inc.* (Commercial Services)	99	4,040
G & K Services, Inc. (Textiles)	33	731
Gardner Denver, Inc.* (Machinery - Diversified)	99	3,555
GATX Corp. (Trucking & Leasing)	66	1,794
Genco Shipping & Trading, Ltd. (Transportation)	66	1,313
General Cable Corp.* (Electrical Components & Equipment)	99	3,083
General Dynamics Corp. (Aerospace/Defense)	594	37,244
General Electric Co. (Miscellaneous Manufacturing)	19,635	279,995
General Maritime Corp. (Oil & Gas Services)	99	682
Genesee & Wyoming, Inc. - Class A* (Transportation)	66	1,915
Global Payments, Inc. (Software)	165	8,123
Goodrich Corp. (Aerospace/Defense)	231	12,555
Graco, Inc. (Machinery - Diversified)	99	2,726
GrafTech International, Ltd.* (Electrical Components & Equipment)	231	3,119
Granite Construction, Inc. (Engineering & Construction)	66	1,885
Greif, Inc. - Class A (Packaging & Containers)	33	1,766
Harsco Corp. (Miscellaneous Manufacturing)	165	5,196
Heartland Express, Inc. (Transportation)	99	1,346
Hewitt Associates, Inc.* (Commercial Services)	165	5,861
Hexcel Corp.* (Aerospace/Defense Equipment)	165	1,815
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,287	46,190
Hub Group, Inc. - Class A* (Transportation)	66	1,641
Hubbell, Inc. - Class B (Electrical Components & Equipment)	99	4,210
IDEX Corp. (Machinery - Diversified)	165	4,691
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	792	36,369
IMS Health, Inc. (Software)	330	5,409
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	594	18,764
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	66	1,399
Iron Mountain, Inc.* (Commercial Services)	330	8,062
Itron, Inc.* (Electronics)	66	3,963
ITT Industries, Inc. (Miscellaneous Manufacturing)	330	16,731
J.B. Hunt Transport Services, Inc. (Transportation)	165	4,960
Jabil Circuit, Inc. (Electronics)	363	4,857
Jack Henry & Associates, Inc. (Computers)	165	3,807
Jacobs Engineering Group, Inc.* (Engineering & Construction)	231	9,769
Joy Global, Inc. (Machinery - Construction & Mining)	198	9,981
Kaman Corp. (Aerospace/Defense)	33	682
Kansas City Southern Industries, Inc.* (Transportation)	165	3,998
Kaydon Corp. (Metal Fabricate/Hardware)	66	2,309
KBR, Inc. (Engineering & Construction)	297	6,080
Kennametal, Inc. (Hand/Machine Tools)	165	3,887
Kirby Corp.* (Transportation)	99	3,346
Knight Transportation, Inc. (Transportation)	99	1,588
L-3 Communications Holdings, Inc. (Aerospace/Defense)	231	16,699
Landstar System, Inc. (Transportation)	99	3,489
Lender Processing Services, Inc. (Diversified Financial Services)	165	6,567
Lennox International, Inc. (Building Materials)	99	3,333
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	66	3,131
Littelfuse, Inc.* (Electrical Components & Equipment)	33	909
Lockheed Martin Corp. (Aerospace/Defense)	561	38,591
Louisiana-Pacific Corp.* (Forest Products & Paper)	198	1,040
Manitowoc Co. (Machinery - Diversified)	231	2,111
Manpower, Inc. (Commercial Services)	132	6,258
ManTech International Corp. - Class A* (Software)	33	1,447
Martin Marietta Materials (Building Materials)	99	8,249
Masco Corp. (Building Materials)	660	7,755

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
McDermott International, Inc.* (Engineering & Construction)	429	$9,537
MDU Resources Group, Inc. (Electric)	330	6,847
MeadWestvaco Corp. (Forest Products & Paper)	264	6,027
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	66	6,435
Mine Safety Appliances Co. (Environmental Control)	66	1,682
Molex, Inc. (Electrical Components & Equipment)	132	2,464
Molex, Inc. - Class A (Electrical Components & Equipment)	132	2,185
Monster Worldwide, Inc.* (Internet)	231	3,354
Moog, Inc. - Class A* (Aerospace/Defense)	66	1,648
MPS Group, Inc.* (Commercial Services)	165	2,231
MSC Industrial Direct Co. - Class A (Retail)	66	2,841
Mueller Industries, Inc. (Metal Fabricate/Hardware)	66	1,562
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	198	887
Nalco Holding Co. (Environmental Control)	264	5,584
National Instruments Corp. (Computers)	99	2,643
Navigant Consulting Co.* (Commercial Services)	99	1,410
Navistar International Corp.* (Auto Manufacturers)	99	3,281
NeuStar, Inc.* (Telecommunications)	132	3,049
Nordson Corp. (Machinery - Diversified)	66	3,483
Norfolk Southern Corp. (Transportation)	693	32,308
Northrop Grumman Corp. (Aerospace/Defense)	561	28,123
Old Dominion Freight Line, Inc.* (Transportation)	66	1,715
Orbital Sciences Corp.* (Aerospace/Defense)	99	1,275
Oshkosh Truck Corp. (Auto Manufacturers)	165	5,158
Overseas Shipholding Group, Inc. (Transportation)	33	1,295
Owens Corning, Inc.* (Building Materials)	165	3,648
Owens-Illinois, Inc.* (Packaging & Containers)	297	9,468
PACCAR, Inc. (Auto Manufacturers)	627	23,456
Packaging Corp. of America (Packaging & Containers)	198	3,619
Pactiv Corp.* (Packaging & Containers)	231	5,334
Pall Corp. (Miscellaneous Manufacturing)	231	7,332
Parker Hannifin Corp. (Miscellaneous Manufacturing)	297	15,729
Paychex, Inc. (Commercial Services)	594	16,876
Pentair, Inc. (Miscellaneous Manufacturing)	198	5,762
PerkinElmer, Inc. (Electronics)	231	4,299
PHH Corp.* (Commercial Services)	99	1,600
Plexus Corp.* (Electronics)	66	1,670
Precision Castparts Corp. (Metal Fabricate/Hardware)	264	25,180
Quanex Building Products Corp. (Building Materials)	66	981
Quanta Services, Inc.* (Commercial Services)	363	7,696
R.R. Donnelley & Sons Co. (Commercial Services)	396	7,952
Raytheon Co. (Aerospace/Defense)	726	32,873
Regal-Beloit Corp. (Hand/Machine Tools)	66	3,094
Republic Services, Inc. (Environmental Control)	561	14,536
Resources Connection, Inc.* (Commercial Services)	99	1,710
Robert Half International, Inc. (Commercial Services)	297	6,890
Rock-Tenn Co. - Class A (Forest Products & Paper)	66	2,891
Rockwell Automation, Inc. (Machinery - Diversified)	231	9,459
Rockwell Collins, Inc. (Aerospace/Defense)	297	14,963
Roper Industries, Inc. (Miscellaneous Manufacturing)	165	8,341
Ryder System, Inc. (Transportation)	99	4,014
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	33	1,427
Sealed Air Corp. (Packaging & Containers)	297	5,711
Shaw Group, Inc.* (Engineering & Construction)	165	4,234
Sherwin-Williams Co. (Chemicals)	198	11,294
Silgan Holdings, Inc. (Packaging & Containers)	33	1,774
Simpson Manufacturing Co., Inc. (Building Materials)	66	1,544
Sonoco Products Co. (Packaging & Containers)	198	5,296
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	198	3,152
SPX Corp. (Miscellaneous Manufacturing)	99	5,225
Stericycle, Inc.* (Environmental Control)	165	8,641
Teekay Shipping Corp. (Transportation)	66	1,370
Teledyne Technologies, Inc.* (Aerospace/Defense)	66	2,255
Teleflex, Inc. (Miscellaneous Manufacturing)	66	3,284
TeleTech Holdings, Inc.* (Commercial Services)	66	1,181
Temple-Inland, Inc. (Forest Products & Paper)	198	3,059
Terex Corp.* (Machinery - Construction & Mining)	198	4,004
Tetra Tech, Inc.* (Environmental Control)	99	2,547

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2009
(unaudited)

	Shares		Value
Common Stocks, continued
Texas Industries, Inc. (Building Materials)	33		$1,099
Textron, Inc. (Miscellaneous Manufacturing)	495		8,801
The Brink’s Co. (Miscellaneous Manufacturing)	99		2,349
The Corporate Executive Board Co. (Commercial Services)	66		1,585
Thomas & Betts Corp.* (Electronics)	99		3,387
Timken Co. (Metal Fabricate/Hardware)	132		2,908
Toro Co. (Housewares)	66		2,443
Total System Services, Inc. (Software)	363		5,797
TransDigm Group, Inc. (Aerospace/Defense Equipment)	66		2,586
Trimble Navigation, Ltd.* (Electronics)	231		4,844
Trinity Industries, Inc. (Miscellaneous Manufacturing)	132		2,228
TrueBlue, Inc.* (Commercial Services)	66		799
Tyco Electronics, Ltd. (Electronics)	858		18,232
Tyco International, Ltd. (Miscellaneous Manufacturing)	891		29,893
Union Pacific Corp. (Transportation)	924		50,949
United Parcel Service, Inc. - Class B (Transportation)	1,287		69,086
United Rentals, Inc.* (Commercial Services)	99		940
United Stationers, Inc.* (Distribution/Wholesale)	33		1,556
United Technologies Corp. (Aerospace/Defense)	1,617		99,365
URS Corp.* (Engineering & Construction)	165		6,412
USG Corp.* (Building Materials)	132		1,734
UTI Worldwide, Inc. (Transportation)	198		2,469
Valmont Industries, Inc. (Metal Fabricate/Hardware)	33		2,385
Veeco Instruments, Inc.* (Semiconductors)	66		1,607
Vishay Intertechnology, Inc.* (Electronics)	330		2,056
VistaPrint N.V.* (Commercial Services)	66		3,369
Vulcan Materials Co. (Building Materials)	198		9,114
W.W. Grainger, Inc. (Distribution/Wholesale)	99		9,279
Wabtec Corp. (Machinery - Diversified)	99		3,639
Waste Connections, Inc.* (Environmental Control)	132		4,149
Waste Management, Inc. (Environmental Control)	924		27,609
Watsco, Inc. (Distribution/Wholesale)	66		3,381
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	66		2,876
WebMD Health Corp.* (Internet)	0	(a)	4
Werner Enterprises, Inc. (Transportation)	99		1,856
WESCO International, Inc.* (Distribution/Wholesale)	66		1,687
Weyerhaeuser Co. (Forest Products & Paper)	396		14,391
Woodward Governor Co. (Electronics)	99		2,327
World Fuel Services Corp. (Retail)	66		3,356
Wright Express Corp.* (Commercial Services)	66		1,842
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	99		2,475

TOTAL COMMON STOCKS (Cost $2,132,259)			2,446,412

	Principal Amount
Repurchase Agreements (32.6%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $378,001 (Collateralized by $365,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $385,662)	$378,000		378,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $246,000 (Collateralized by $252,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $251,855)	246,000		246,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $464,001 (Collateralized by $440,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $487,201)	464,000		464,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $149,000 (Collateralized by $151,000 Federal Farm Credit Bank, 4.00%, 3/6/13, market value $153,741)	149,000		149,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,237,000)			1,237,000

TOTAL INVESTMENT SECURITIES (Cost $3,369,259)—97.1%			3,683,412
Net other assets (liabilities) — 2.9%			110,037

NET ASSETS — 100.0%			$3,793,449

*	Non-income producing security
(a)	Amount is less than 0.50 shares.
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $520,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2009
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$1,732,113	$(103,157)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	$1,528,648	$(85,518)

Industrials UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Aerospace/Defense	$363,458	9.6%
Aerospace/Defense Equipment	4,401	0.1%
Auto Manufacturers	31,895	0.8%
Building Materials	39,097	1.0%
Chemicals	11,294	0.3%
Commercial Services	104,742	2.8%
Computers	54,201	1.4%
Distribution/Wholesale	25,011	0.7%
Diversified Financial Services	6,567	0.2%
Electric	6,847	0.2%
Electrical Components & Equipment	88,823	2.3%
Electronics	113,118	3.0%
Engineering & Construction	67,724	1.8%
Environmental Control	66,611	1.8%
Forest Products & Paper	27,408	0.7%
Hand/Machine Tools	11,818	0.3%
Household Products/Wares	10,283	0.3%
Housewares	2,443	0.1%
Internet	5,520	0.1%
Iron/Steel	1,427	NM
Machinery - Construction & Mining	84,201	2.2%
Machinery - Diversified	97,848	2.6%
Metal Fabricate/Hardware	35,231	0.9%
Miscellaneous Manufacturing	678,360	17.9%
Oil & Gas Services	682	NM
Packaging & Containers	54,136	1.4%
Retail	6,197	0.2%
Semiconductors	1,607	NM
Software	89,593	2.4%
Telecommunications	11,144	0.3%
Textiles	7,127	0.2%
Transportation	335,804	8.9%
Trucking & Leasing	1,794	NM
Other**	1,347,037	35.5%

Total	$3,793,449	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$2,446,412	$—	$2,446,412
Repurchase Agreements	—	1,237,000	1,237,000

Total Investment Securities	2,446,412	1,237,000	3,683,412

Other Financial Instruments^	—	(188,675)	(188,675)

Total Investments	$2,446,412	$1,048,325	$3,494,737

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (64.1%)
Akamai Technologies, Inc.* (Internet)	25,760	$566,720
Allscripts Healthcare Solutions, Inc.* (Software)	16,576	323,232
Amazon.com, Inc.* (Internet)	13,216	1,570,193
Ariba, Inc.* (Internet)	24,416	288,597
Art Technology Group, Inc.* (Internet)	53,984	222,414
Blue Nile, Inc.* (Internet)	4,480	269,024
Check Point Software Technologies, Ltd.* (Internet)	19,936	619,411
Concur Technologies, Inc.* (Software)	9,408	335,301
Constant Contact, Inc.* (Internet)	21,728	360,033
CyberSource Corp.* (Internet)	18,144	297,199
DealerTrack Holdings, Inc.* (Internet)	12,768	210,417
Digital River, Inc.* (Internet)	8,960	204,557
E* TRADE Financial Corp.* (Diversified Financial Services)	222,432	324,751
EarthLink, Inc. (Internet)	31,808	257,645
eBay, Inc.* (Internet)	47,264	1,052,569
Expedia, Inc.* (Internet)	24,640	558,589
Google, Inc. - Class A* (Internet)	3,584	1,921,454
IAC/InterActiveCorp* (Internet)	18,816	356,375
Internap Network Services Corp.* (Internet)	41,664	133,325
j2 Global Communications, Inc.* (Internet)	12,768	261,105
Juniper Networks, Inc.* (Telecommunications)	32,480	828,565
Monster Worldwide, Inc.* (Internet)	23,744	344,763
Netflix, Inc.* (Internet)	8,960	478,912
NETGEAR, Inc.* (Telecommunications)	12,320	224,594
Priceline.com, Inc.* (Internet)	4,032	636,209
Quest Software, Inc.* (Software)	17,024	285,492
RealNetworks, Inc.* (Internet)	47,712	170,332
Salesforce.com, Inc.* (Software)	10,752	610,176
Sapient Corp.* (Internet)	31,360	255,270
SONICWALL, Inc.* (Internet)	25,088	199,199
Sonus Networks, Inc.* (Telecommunications)	94,304	181,064
TD Ameritrade Holding Corp.* (Diversified Financial Services)	28,448	549,046
Tibco Software, Inc.* (Internet)	37,856	331,240
Ticketmaster Entertainment, Inc.* (Commercial Services)	18,592	179,413
United Online, Inc. (Internet)	30,016	240,128
ValueClick, Inc.* (Internet)	25,312	249,070
VeriSign, Inc.* (Internet)	24,192	551,819
Vocus, Inc.* (Internet)	9,408	170,285
WebMD Health Corp.* (Internet)	1	33
Websense, Inc.* (Internet)	14,784	237,431
Yahoo!, Inc.* (Internet)	64,736	1,029,302

TOTAL COMMON STOCKS (Cost $14,228,921)		17,885,254

	Principal Amount
Repurchase Agreements (44.9%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,825,006 (Collateralized by $3,701,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $3,901,952)	$3,825,000	3,825,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,500,002 (Collateralized by $2,553,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $2,551,529)	2,500,000	2,500,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,709,008 (Collateralized by $4,379,000 of various U.S. Government Agency Obligations, 4.75%–6.00%, 5/15/11-3/5/12, market value $4,804,940)	4,709,000	4,709,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,479,002 (Collateralized by $1,495,000 of various U.S. Treasury Securities, 0.88%–4.00%, 5/31/11-3/6/13, market value $1,518,517)	1,479,000	1,479,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,513,000)		12,513,000

TOTAL INVESTMENT SECURITIES (Cost $26,741,921)—109.0%		30,398,254
Net other assets (liabilities) — (9.0)%		(2,507,673)

NET ASSETS — 100.0%		$27,890,581

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $6,710,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$10,166,729	$(1,157,959)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	$13,966,960	$(891,782)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	October 31, 2009
(unaudited)

Internet UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Commercial Services	$179,413	0.6%
Diversified Financial Services	873,797	3.1%
Internet	14,043,620	50.4%
Software	1,554,201	5.6%
Telecommunications	1,234,223	4.4%
Other**	10,005,327	35.9%

Total	$27,890,581	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$17,885,254	$—	$17,885,254
Repurchase Agreements	—	12,513,000	12,513,000

Total Investment Securities	17,885,254	12,513,000	30,398,254

Other Financial Instruments^	—	(2,049,741)	(2,049,741)

Total Investments	$17,885,254	$10,463,259	$28,348,513

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (53.9%)
Leap Wireless International, Inc.* (Telecommunications)	4,978	$65,809
MetroPCS Communications, Inc.* (Telecommunications)	20,698	128,949
NII Holdings, Inc. - Class B* (Telecommunications)	13,624	366,894
Sprint Nextel Corp.* (Telecommunications)	196,036	580,267
Telephone & Data Systems, Inc. (Telecommunications)	1,792	53,079
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,568	43,277
US Cellular Corp.* (Telecommunications)	1,310	47,959

TOTAL COMMON STOCKS (Cost $1,138,648)		1,286,234

	Principal Amount
Repurchase Agreements (41.2%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $300,001 (Collateralized by $290,400 U.S. Treasury Notes, 3.75%, 11/15/18, market value $306,168)	$300,000	300,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $195,000 (Collateralized by $200,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $199,885)	195,000	195,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $369,001 (Collateralized by $350,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $387,546)	369,000	369,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $120,000 (Collateralized by $122,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $123,761)	120,000	120,000

TOTAL REPURCHASE AGREEMENTS (Cost $984,000)		984,000

TOTAL INVESTMENT SECURITIES (Cost $2,122,648)—95.1%		2,270,234
Net other assets (liabilities) — 4.9%		115,783

NET ASSETS — 100.0%		$2,386,017

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $470,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$1,350,386	$(145,058)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	$714,577	$(76,775)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Telecommunications	$1,286,234	53.9%
Other**	1,099,783	46.1%

Total	$2,386,017	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$1,286,234	$—	$1,286,234
Repurchase Agreements	—	984,000	984,000

Total Investment Securities	1,286,234	984,000	2,270,234

Other Financial Instruments^	—	(221,833)	(221,833)

Total Investments	$1,286,234	$762,167	$2,048,401

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (76.6%)
Anadarko Petroleum Corp. (Oil & Gas)	15,444	$941,003
Apache Corp. (Oil & Gas)	10,530	991,084
Arena Resources, Inc.* (Oil & Gas)	1,170	43,594
Atlas Energy, Inc. (Oil & Gas)	1,872	49,009
Atwood Oceanics, Inc.* (Oil & Gas)	1,872	66,437
Baker Hughes, Inc. (Oil & Gas Services)	9,828	413,464
Berry Petroleum Co. - Class A (Oil & Gas)	1,170	29,671
Bill Barrett Corp.* (Oil & Gas)	1,170	36,247
BJ Services Co. (Oil & Gas Services)	9,360	179,712
Bristow Group, Inc.* (Transportation)	936	27,284
Cabot Oil & Gas Corp. (Oil & Gas)	3,276	126,028
Cameron International Corp.* (Oil & Gas Services)	7,020	259,529
Carrizo Oil & Gas, Inc.* (Oil & Gas)	936	21,697
Chart Industries, Inc.* (Machinery - Diversified)	936	18,505
Chesapeake Energy Corp. (Oil & Gas)	19,890	487,305
Chevron Corp. (Oil & Gas)	63,180	4,835,797
Cimarex Energy Co. (Oil & Gas)	2,574	100,798
CNX Gas Corp.* (Oil & Gas)	936	26,077
Complete Production Services, Inc.* (Oil & Gas Services)	1,872	17,840
Comstock Resources, Inc.* (Oil & Gas)	1,404	57,690
Concho Resources, Inc.* (Oil & Gas)	2,340	89,177
ConocoPhillips (Oil & Gas)	41,184	2,066,613
Continental Resources, Inc.* (Oil & Gas)	936	34,829
Core Laboratories N.V. (Oil & Gas Services)	702	73,219
Denbury Resources, Inc.* (Oil & Gas)	7,956	116,158
Devon Energy Corp. (Oil & Gas)	13,338	863,102
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,106	200,597
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,574	75,856
Drill-Quip, Inc.* (Oil & Gas Services)	936	45,480
El Paso Corp. (Pipelines)	22,230	218,076
Encore Acquisition Co.* (Oil & Gas)	1,638	60,721
Energen Corp. (Gas)	2,340	102,679
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,404	15,121
Ensco International, Inc. (Oil & Gas)	4,446	203,582
EOG Resources, Inc. (Oil & Gas)	7,956	649,687
EXCO Resources, Inc. (Oil & Gas)	5,382	84,067
Exterran Holdings, Inc.* (Oil & Gas Services)	1,872	38,245
Exxon Mobil Corp. (Oil & Gas)	151,632	10,867,465
First Solar, Inc.* (Energy - Alternate Sources)	1,404	171,190
FMC Technologies, Inc.* (Oil & Gas Services)	3,978	209,243
Forest Oil Corp.* (Oil & Gas)	3,276	64,210
Frontier Oil Corp. (Oil & Gas)	3,276	45,405
Global Industries, Ltd.* (Oil & Gas Services)	3,276	23,882
Goodrich Petroleum Corp.* (Oil & Gas)	936	24,027
Halliburton Co. (Oil & Gas Services)	28,080	820,217
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,042	41,767
Helmerich & Payne, Inc. (Oil & Gas)	3,042	115,657
Hercules Offshore, Inc.* (Oil & Gas Services)	3,042	15,605
Hess Corp. (Oil & Gas)	9,360	512,366
Holly Corp. (Oil & Gas)	1,404	40,730
Key Energy Services, Inc.* (Oil & Gas Services)	3,978	29,079
Marathon Oil Corp. (Oil & Gas)	22,464	718,174
Mariner Energy, Inc.* (Oil & Gas)	3,276	41,736
Murphy Oil Corp. (Oil & Gas)	6,084	371,976
Nabors Industries, Ltd.* (Oil & Gas)	8,892	185,220
National-Oilwell Varco, Inc.* (Oil & Gas Services)	13,104	537,133
Newfield Exploration Co.* (Oil & Gas)	4,212	172,776
Noble Corp. (Oil & Gas)	8,190	333,661
Noble Energy, Inc. (Oil & Gas)	5,382	353,221
Occidental Petroleum Corp. (Oil & Gas)	25,506	1,935,395
Oceaneering International, Inc.* (Oil & Gas Services)	1,638	83,702
OGE Energy Corp. (Electric)	3,042	101,055
Oil States International, Inc.* (Oil & Gas Services)	1,638	56,413
Parker Drilling Co.* (Oil & Gas)	3,744	19,469
Patterson-UTI Energy, Inc. (Oil & Gas)	4,914	76,560
Penn Virginia Corp. (Oil & Gas)	1,404	28,431
Petrohawk Energy Corp.* (Oil & Gas)	9,594	225,651
Pioneer Natural Resources Co. (Oil & Gas)	3,510	144,296
Plains Exploration & Production Co.* (Oil & Gas)	4,212	111,618
Pride International, Inc.* (Oil & Gas)	4,914	145,258
Quicksilver Resources, Inc.* (Oil & Gas)	3,744	45,677
Range Resources Corp. (Oil & Gas)	4,914	245,946
Rowan Cos., Inc. (Oil & Gas)	3,276	76,167
SandRidge Energy, Inc.* (Oil & Gas)	4,680	47,876
Schlumberger, Ltd. (Oil & Gas Services)	37,674	2,343,323
SEACOR SMIT, Inc.* (Oil & Gas Services)	702	57,052
Smith International, Inc. (Oil & Gas Services)	7,020	194,665
Southern Union Co. (Gas)	3,276	64,111
Southwestern Energy Co.* (Oil & Gas)	10,764	469,095
St. Mary Land & Exploration Co. (Oil & Gas)	1,872	63,835
Sunoco, Inc. (Oil & Gas)	3,744	115,315
SunPower Corp. - Class A* (Energy - Alternate Sources)	1,638	40,639
SunPower Corp. - Class B* (Electrical Components & Equipment)	1,404	30,411
Superior Energy Services, Inc.* (Oil & Gas Services)	2,340	50,567
Swift Energy Co.* (Oil & Gas)	1,170	24,781
Tesoro Petroleum Corp. (Oil & Gas)	4,446	62,866
TETRA Technologies, Inc.* (Oil & Gas Services)	2,340	22,136
The Williams Cos., Inc. (Pipelines)	18,252	344,050

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Tidewater, Inc. (Oil & Gas Services)	1,638	$68,256
Transocean, Ltd.* (Oil & Gas)	10,062	844,302
Ultra Petroleum Corp.* (Oil & Gas)	4,680	227,214
Unit Corp.* (Oil & Gas)	1,404	54,868
Valero Energy Corp. (Oil & Gas)	17,784	321,890
W&T Offshore, Inc. (Oil & Gas)	1,170	13,631
Weatherford International, Ltd.* (Oil & Gas Services)	21,996	385,590
Whiting Petroleum Corp.* (Oil & Gas)	1,638	92,383
XTO Energy, Inc. (Oil & Gas)	18,252	758,553

TOTAL COMMON STOCKS (Cost $19,728,910)		39,353,767

	Principal Amount
Repurchase Agreements (27.4%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,302,007 (Collateralized by $4,162,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $4,388,510)	$4,302,000	4,302,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,811,002 (Collateralized by $2,871,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $2,869,345)	2,811,000	2,811,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,295,009 (Collateralized by $4,981,000 of various U.S. Government Agency Obligations, 4.38%–6.00%, 6/21/10-3/5/12, market value $5,407,449)	5,295,000	5,295,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,663,003 (Collateralized by $1,680,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $1,708,581)	1,663,000	1,663,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,071,000)		14,071,000

TOTAL INVESTMENT SECURITIES (Cost $33,799,910)—104.0%		53,424,767
Net other assets (liabilities) — (4.0)%		(2,065,643)

NET ASSETS — 100.0%		$51,359,124

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $10,070,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$25,585,963	$(1,479,314)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	$12,226,049	$(650,526)

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Electric	$101,055	0.2%
Electrical Components & Equipment	45,532	0.1%
Energy - Alternate Sources	211,829	0.4%
Gas	166,790	0.3%
Machinery - Diversified	18,505	NM
Oil & Gas	32,178,671	62.6%
Oil & Gas Services	6,041,975	11.8%
Pipelines	562,126	1.1%
Transportation	27,284	0.1%
Other**	12,005,357	23.4%

Total	$51,359,124	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$39,353,767	$—	$39,353,767
Repurchase Agreements	—	14,071,000	14,071,000

Total Investment Securities	39,353,767	14,071,000	53,424,767

Other Financial Instruments^	—	(2,129,840)	(2,129,840)

Total Investments	$39,353,767	$11,941,160	$51,294,927

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (62.5%)
Atwood Oceanics, Inc.* (Oil & Gas)	2,548	$90,429
Baker Hughes, Inc. (Oil & Gas Services)	14,560	612,539
BJ Services Co. (Oil & Gas Services)	13,832	265,574
Bristow Group, Inc.* (Transportation)	1,274	37,137
Cameron International Corp.* (Oil & Gas Services)	10,374	383,527
Chart Industries, Inc.* (Machinery - Diversified)	1,274	25,187
Complete Production Services, Inc.* (Oil & Gas Services)	2,912	27,751
Core Laboratories N.V. (Oil & Gas Services)	1,092	113,896
Diamond Offshore Drilling, Inc. (Oil & Gas)	3,094	294,704
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,822	112,634
Drill-Quip, Inc.* (Oil & Gas Services)	1,456	70,747
El Paso Corp. (Pipelines)	33,488	328,517
Ensco International, Inc. (Oil & Gas)	6,734	308,350
Exterran Holdings, Inc.* (Oil & Gas Services)	2,912	59,492
FMC Technologies, Inc.* (Oil & Gas Services)	5,824	306,342
Global Industries, Ltd.* (Oil & Gas Services)	4,914	35,823
Halliburton Co. (Oil & Gas Services)	42,406	1,238,679
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,550	62,472
Helmerich & Payne, Inc. (Oil & Gas)	4,550	172,991
Hercules Offshore, Inc.* (Oil & Gas Services)	4,550	23,342
Key Energy Services, Inc.* (Oil & Gas Services)	5,824	42,573
Nabors Industries, Ltd.* (Oil & Gas)	13,468	280,538
National-Oilwell Varco, Inc.* (Oil & Gas Services)	19,838	813,160
Noble Corp. (Oil & Gas)	12,376	504,198
Oceaneering International, Inc.* (Oil & Gas Services)	2,366	120,903
OGE Energy Corp. (Electric)	4,550	151,151
Oil States International, Inc.* (Oil & Gas Services)	2,366	81,485
Parker Drilling Co.* (Oil & Gas)	5,460	28,392
Patterson-UTI Energy, Inc. (Oil & Gas)	7,280	113,422
Pride International, Inc.* (Oil & Gas)	7,462	220,577
Rowan Cos., Inc. (Oil & Gas)	4,914	114,251
Schlumberger, Ltd. (Oil & Gas Services)	56,420	3,509,324
SEACOR SMIT, Inc.* (Oil & Gas Services)	910	73,956
Smith International, Inc. (Oil & Gas Services)	10,374	287,671
Superior Energy Services, Inc.* (Oil & Gas Services)	3,640	78,660
TETRA Technologies, Inc.* (Oil & Gas Services)	3,640	34,434
The Williams Cos., Inc. (Pipelines)	27,300	514,605
Tidewater, Inc. (Oil & Gas Services)	2,366	98,591
Transocean, Ltd.* (Oil & Gas)	15,106	1,267,544
Unit Corp.* (Oil & Gas)	2,184	85,351
Weatherford International, Ltd.* (Oil & Gas Services)	33,124	580,664

TOTAL COMMON STOCKS (Cost $9,674,658)		13,571,583

	Principal Amount
Repurchase Agreements (39.1%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,599,004 (Collateralized by $2,514,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,651,345)	$2,599,000	2,599,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,698,001 (Collateralized by $1,735,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,734,000)	1,698,000	1,698,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,198,005 (Collateralized by $3,049,000 of various Federal National Mortgage Association Securities, 4.38%–6.00%, 6/21/10-5/15/11, market value $3,264,148)	3,198,000	3,198,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,004,002 (Collateralized by $1,015,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $1,031,403)	1,004,000	1,004,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,499,000)		8,499,000

TOTAL INVESTMENT SECURITIES (Cost $18,173,658)—101.6%		22,070,583
Net other assets (liabilities) — (1.6)%		(352,754)

NET ASSETS — 100.0%		$21,717,829

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $4,591,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$8,120,011	$(569,051)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	October 31, 2009
(unaudited)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements, continued
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$10,901,069	$(846,150)

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Electric	$151,151	0.7%
Machinery - Diversified	25,187	0.1%
Oil & Gas	3,480,747	16.0%
Oil & Gas Services	9,034,239	41.6%
Pipelines	843,122	3.9%
Transportation	37,137	0.2%
Other**	8,146,246	37.5%

Total	$21,717,829	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$13,571,583	$—	$13,571,583
Repurchase Agreements	—	8,499,000	8,499,000

Total Investment Securities	13,571,583	8,499,000	22,070,583

Other Financial Instruments^	—	(1,415,201)	(1,415,201)

Total Investments	$13,571,583	$7,083,799	$20,655,382

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (49.9%)
Abbott Laboratories (Pharmaceuticals)	3,266	$165,162
Alkermes, Inc.* (Pharmaceuticals)	207	1,650
Allergan, Inc. (Pharmaceuticals)	644	36,225
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	92	2,894
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,186	91,255
Cephalon, Inc.* (Pharmaceuticals)	161	8,787
Eli Lilly & Co. (Pharmaceuticals)	2,093	71,183
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	230	5,152
Forest Laboratories, Inc.* (Pharmaceuticals)	644	17,819
Hospira, Inc.* (Pharmaceuticals)	345	15,401
Johnson & Johnson (Healthcare - Products)	5,888	347,686
King Pharmaceuticals, Inc.* (Pharmaceuticals)	529	5,359
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	115	2,434
Merck & Co., Inc. (Pharmaceuticals)	4,485	138,721
Mylan Laboratories, Inc.* (Pharmaceuticals)	644	10,459
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	69	1,447
Perrigo Co. (Pharmaceuticals)	184	6,843
Pfizer, Inc. (Pharmaceuticals)	17,112	291,417
Schering-Plough Corp. (Pharmaceuticals)	3,450	97,290
Theravance, Inc.* (Pharmaceuticals)	115	1,607
Valeant Pharmaceuticals International* (Pharmaceuticals)	138	4,057
Warner Chilcott PLC - Class A* (Pharmaceuticals)	207	4,585
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	230	7,917

TOTAL COMMON STOCKS (Cost $1,176,402)		1,335,350

	Principal Amount
Repurchase Agreements (50.2%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $410,001 (Collateralized by $396,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $418,450)	$410,000	410,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $266,000 (Collateralized by $272,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $271,843)	266,000	266,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $504,001 (Collateralized by $478,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $529,277)	504,000	504,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $164,000 (Collateralized by $167,000 of various U.S. Treasury Securities, 0.88%–4.00%, 5/31/11-3/6/13, market value $169,478)	164,000	164,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,344,000)		1,344,000

TOTAL INVESTMENT SECURITIES (Cost $2,520,402)—100.1%		2,679,350
Net other assets (liabilities) — (0.1)%		(2,389)

NET ASSETS — 100.0%		$2,676,961

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $630,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$909,418	$(18,427)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	$1,775,659	$(37,648)

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Healthcare - Products	$350,580	13.1%
Pharmaceuticals	984,770	36.8%
Other**	1,341,611	50.1%

Total	$2,676,961	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$1,335,350	$—	$1,335,350
Repurchase Agreements	—	1,344,000	1,344,000

Total Investment Securities	1,335,350	1,344,000	2,679,350

Other Financial Instruments^	—	(56,075)	(56,075)

Total Investments	$1,335,350	$1,287,925	$2,623,275

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (110.2%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $22,072,037 (Collateralized by $21,355,500 U.S. Treasury Notes, 3.75%, 11/15/18, market value $22,515,032)	$22,072,000	$22,072,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $14,430,012 (Collateralized by $14,729,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $14,720,509)	14,430,000	14,430,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $27,164,045 (Collateralized by $27,004,000 of various U.S. Government Agency Obligations, 1.25%–4.75%, 12/30/10-1/18/11, market value $27,711,349)	27,164,000	27,164,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $8,505,014 (Collateralized by $8,521,000 of various U.S. Government Agency Obligations, 0.63%–6.47%, 7/6/10-9/25/12, market value $8,679,698)	8,505,000	8,505,000

TOTAL REPURCHASE AGREEMENTS (Cost $72,171,000)		72,171,000

TOTAL INVESTMENT SECURITIES (Cost $72,171,000)—110.2%		72,171,000
Net other assets (liabilities) — (10.2)%		(6,665,294)

NET ASSETS — 100.0%		$65,505,706

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $26,607,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$38,184,521	$(3,473,827)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	$59,863,064	$(5,530,777)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$72,171,000	$72,171,000

Total Investment Securities	72,171,000	72,171,000

Other Financial Instruments^	(9,004,604)	(9,004,604)

Total Investments	$63,166,396	$63,166,396

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (68.6%)
Alexandria Real Estate Equities, Inc. (REIT)	1,428	$77,355
AMB Property Corp. (REIT)	4,692	103,130
American Campus Communities, Inc. (REIT)	1,700	45,934
Annaly Mortgage Management, Inc. (REIT)	17,476	295,519
Apartment Investment and Management Co. - Class A (REIT)	3,740	46,189
Avalonbay Communities, Inc. (REIT)	2,584	177,728
BioMed Realty Trust, Inc. (REIT)	3,128	42,447
Boston Properties, Inc. (REIT)	4,488	272,736
Brandywine Realty Trust (REIT)	4,148	39,655
BRE Properties, Inc. - Class A (REIT)	1,700	46,291
Brookfield Properties Corp. (Real Estate)	8,296	84,287
Camden Property Trust (REIT)	2,040	73,950
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	7,208	74,603
CBL & Associates Properties, Inc. (REIT)	4,420	36,067
Chimera Investment Corp. (REIT)	20,196	70,484
Colonial Properties Trust (REIT)	1,972	20,765
Corporate Office Properties Trust (REIT)	1,836	60,937
DCT Industrial Trust, Inc. (REIT)	6,596	29,880
Developers Diversified Realty Corp. (REIT)	4,080	35,047
DiamondRock Hospitality Co.* (REIT)	3,468	26,391
Digital Realty Trust, Inc. (REIT)	2,244	101,272
Douglas Emmett, Inc. (REIT)	3,876	45,737
Duke-Weeks Realty Corp. (REIT)	7,208	81,018
EastGroup Properties, Inc. (REIT)	816	30,037
Entertainment Properties Trust (REIT)	1,156	39,327
Equity Lifestyle Properties, Inc. (REIT)	884	41,062
Equity Residential Properties Trust (REIT)	8,772	253,335
Essex Property Trust, Inc. (REIT)	884	66,459
Federal Realty Investment Trust (REIT)	1,972	116,407
Forest City Enterprises, Inc. - Class A (Real Estate)	3,808	33,206
Forestar Group, Inc.* (Real Estate)	1,156	17,063
Franklin Street Properties Corp. (REIT)	2,244	24,190
Hatteras Financial Corp. (REIT)	1,156	32,484
HCP, Inc. (REIT)	9,316	275,660
Health Care REIT, Inc. (REIT)	3,876	171,978
Healthcare Realty Trust, Inc. (REIT)	1,904	39,660
Highwoods Properties, Inc. (REIT)	2,244	61,755
Home Properties, Inc. (REIT)	1,088	42,628
Hospitality Properties Trust (REIT)	3,944	76,159
Host Marriott Corp. (REIT)	19,176	193,869
HRPT Properties Trust (REIT)	7,276	51,150
Jones Lang LaSalle, Inc. (Real Estate)	1,292	60,530
Kilroy Realty Corp. (REIT)	1,360	37,563
Kimco Realty Corp. (REIT)	12,104	152,995
LaSalle Hotel Properties (REIT)	2,040	35,006
Lexington Realty Trust (REIT)	2,992	12,536
Liberty Property Trust (REIT)	3,604	105,850
Mack-Cali Realty Corp. (REIT)	2,516	77,870
MFA Financial, Inc. (REIT)	8,772	65,088
Mid-America Apartment Communities, Inc. (REIT)	884	38,737
National Retail Properties, Inc. (REIT)	2,584	50,078
Nationwide Health Properties, Inc. (REIT)	3,400	109,650
OMEGA Healthcare Investors, Inc. (REIT)	2,652	40,204
Plum Creek Timber Co., Inc. (Forest Products & Paper)	5,236	163,834
Post Properties, Inc. (REIT)	1,428	23,548
Potlatch Corp. (Forest Products & Paper)	1,292	36,060
ProLogis (REIT)	14,212	161,022
Public Storage, Inc. (REIT)	4,148	305,293
Rayonier, Inc. (Forest Products & Paper)	2,516	97,067
Realty Income Corp. (REIT)	3,332	77,236
Redwood Trust, Inc. (REIT)	2,244	31,281
Regency Centers Corp. (REIT)	2,584	86,693
Senior Housing Properties Trust (REIT)	4,080	78,662
Simon Property Group, Inc. (REIT)	8,976	609,381
SL Green Realty Corp. (REIT)	2,448	94,885
St. Joe Co.* (Real Estate)	2,924	70,001
Sunstone Hotel Investors, Inc. (REIT)	3,128	23,616
Tanger Factory Outlet Centers, Inc. (REIT)	1,292	49,186
Taubman Centers, Inc. (REIT)	1,700	51,867
The Macerich Co. (REIT)	2,992	89,162
UDR, Inc. (REIT)	4,760	68,449
Ventas, Inc. (REIT)	5,032	201,934
Vornado Realty Trust (REIT)	5,780	344,257
Washington REIT (REIT)	1,904	50,837
Weingarten Realty Investors (REIT)	3,876	71,706

TOTAL COMMON STOCKS (Cost $4,963,001)		7,025,935

	Principal Amount
Repurchase Agreements (30.8%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $965,002 (Collateralized by $933,900 U.S. Treasury Notes, 3.75%, 11/15/18, market value $984,608)	$965,000	965,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $630,001 (Collateralized by $644,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $643,629)	630,000	630,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,189,002 (Collateralized by $1,137,200 of various U.S. Treasury Securities, 3.75%–6.00%, 5/15/11-11/15/18, market value $1,229,461)	1,189,000	1,189,000

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements, continued
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $376,001 (Collateralized by $382,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $387,612)	$376,000	$376,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,160,000)		3,160,000

TOTAL INVESTMENT SECURITIES (Cost $8,123,001)—99.4%		10,185,935
Net other assets (liabilities) — 0.6%		62,508

NET ASSETS — 100.0%		$10,248,443

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $1,619,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$448,437	$(23,681)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	$7,844,481	$(328,392)

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Forest Products & Paper	$296,961	2.9%
REIT	6,389,284	62.4%
Real Estate	339,690	3.3%
Other**	3,222,508	31.4%

Total	$10,248,443	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$7,025,935	$—	$7,025,935
Repurchase Agreements	—	3,160,000	3,160,000

Total Investment Securities	7,025,935	3,160,000	10,185,935

Other Financial Instruments^	—	(352,073)	(352,073)

Total Investments	$7,025,935	$2,807,927	$9,833,862

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (61.9%)
Advanced Micro Devices, Inc.* (Semiconductors)	12,561	$57,781
Altera Corp. (Semiconductors)	6,162	121,946
Amkor Technology, Inc.* (Semiconductors)	2,370	13,059
Analog Devices, Inc. (Semiconductors)	5,925	151,858
Applied Materials, Inc. (Semiconductors)	27,729	338,294
Applied Micro Circuits Corp.* (Semiconductors)	1,422	11,120
Atheros Communications* (Telecommunications)	1,185	29,175
Atmel Corp.* (Semiconductors)	8,295	30,857
ATMI, Inc.* (Semiconductors)	711	10,772
Broadcom Corp. - Class A* (Semiconductors)	9,006	239,650
Cabot Microelectronics Corp.* (Chemicals)	474	15,158
Cree Research, Inc.* (Semiconductors)	1,896	79,822
Cymer, Inc.* (Electronics)	711	24,345
Cypress Semiconductor Corp.* (Semiconductors)	3,081	25,973
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,607	19,500
FormFactor, Inc.* (Semiconductors)	948	16,106
Integrated Device Technology, Inc.* (Semiconductors)	3,318	19,510
Intel Corp. (Semiconductors)	114,708	2,192,070
InterDigital, Inc.* (Telecommunications)	948	19,491
International Rectifier Corp.* (Semiconductors)	1,422	25,994
Intersil Corp. - Class A (Semiconductors)	2,607	32,718
KLA -Tencor Corp. (Semiconductors)	3,555	115,573
Lam Research Corp.* (Semiconductors)	2,607	87,908
Linear Technology Corp. (Semiconductors)	4,266	110,404
LSI Logic Corp.* (Semiconductors)	13,272	67,953
Marvell Technology Group, Ltd.* (Semiconductors)	9,954	136,569
Maxim Integrated Products, Inc. (Semiconductors)	6,399	106,671
MEMC Electronic Materials, Inc.* (Semiconductors)	4,503	55,927
Microchip Technology, Inc. (Semiconductors)	3,792	90,856
Micron Technology, Inc.* (Semiconductors)	17,538	119,083
Microsemi Corp.* (Semiconductors)	1,659	22,081
National Semiconductor Corp. (Semiconductors)	4,977	64,402
Novellus Systems, Inc.* (Semiconductors)	2,133	43,897
NVIDIA Corp.* (Semiconductors)	11,139	133,222
OmniVision Technologies, Inc.* (Semiconductors)	948	11,622
ON Semiconductor Corp.* (Semiconductors)	8,769	58,665
PMC-Sierra, Inc.* (Semiconductors)	4,503	38,366
Rambus, Inc.* (Semiconductors)	2,133	34,128
RF Micro Devices, Inc.* (Telecommunications)	4,977	19,808
SanDisk Corp.* (Computers)	4,740	97,075
Semtech Corp.* (Semiconductors)	1,185	18,332
Silicon Laboratories, Inc.* (Semiconductors)	948	39,721
Skyworks Solutions, Inc.* (Semiconductors)	3,555	37,079
STEC, Inc.* (Computers)	711	15,159
Teradyne, Inc.* (Semiconductors)	3,555	29,755
Tessera Technologies, Inc.* (Semiconductors)	948	20,960
Texas Instruments, Inc. (Semiconductors)	26,307	616,899
TriQuint Semiconductor, Inc.* (Semiconductors)	3,081	16,607
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,422	40,371
Xilinx, Inc. (Semiconductors)	5,688	123,714
Zoran Corp.* (Semiconductors)	948	8,409

TOTAL COMMON STOCKS (Cost $4,552,428)		5,856,415

	Principal Amount
Repurchase Agreements (46.5%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,342,002 (Collateralized by $1,298,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,369,110)	$1,342,000	1,342,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $876,001 (Collateralized by $896,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $895,484)	876,000	876,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,652,003 (Collateralized by $1,618,000 of various Federal National Mortgage Association Securities, 4.38%–6.00%, 6/21/10-5/15/11, market value $1,687,638)	1,652,000	1,652,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $524,001 (Collateralized by $532,000 of various U.S. Treasury Securities, 0.88%–4.00%, 5/31/11-3/6/13, market value $539,587)	524,000	524,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,394,000)		4,394,000

TOTAL INVESTMENT SECURITIES (Cost $8,946,428)—108.4%		10,250,415
Net other assets (liabilities) — (8.4)%		(795,642)

NET ASSETS — 100.0%		$9,454,773

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	October 31, 2009
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $2,130,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$6,495,137	$(413,601)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	$1,817,237	$(96,508)

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Chemicals	$15,158	0.2%
Computers	112,234	1.2%
Electronics	24,345	0.3%
Semiconductors	5,636,204	59.5%
Telecommunications	68,474	0.7%
Other**	3,598,358	38.1%

Total	$9,454,773	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$5,856,415	$—	$5,856,415
Repurchase Agreements	—	4,394,000	4,394,000

Total Investment Securities	5,856,415	4,394,000	10,250,415

Other Financial Instruments^	—	(510,109)	(510,109)

Total Investments	$5,856,415	$3,883,891	$9,740,306

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (74.3%)
3Com Corp.* (Telecommunications)	1,784	$9,170
ACI Worldwide, Inc.* (Software)	223	3,588
ADC Telecommunications, Inc.* (Telecommunications)	446	2,895
Adobe Systems, Inc.* (Software)	2,453	80,802
ADTRAN, Inc. (Telecommunications)	223	5,138
Advanced Micro Devices, Inc.* (Semiconductors)	2,899	13,335
Akamai Technologies, Inc.* (Internet)	892	19,624
Allscripts Healthcare Solutions, Inc.* (Software)	223	4,348
Altera Corp. (Semiconductors)	1,338	26,479
Amdocs, Ltd.* (Telecommunications)	892	22,478
American Tower Corp.* (Telecommunications)	1,784	65,687
Amkor Technology, Inc.* (Semiconductors)	446	2,457
Analog Devices, Inc. (Semiconductors)	1,338	34,293
ANSYS, Inc.* (Software)	446	18,099
Apple Computer, Inc.* (Computers)	4,237	798,674
Applied Materials, Inc. (Semiconductors)	6,467	78,897
Applied Micro Circuits Corp.* (Semiconductors)	223	1,744
Ariba, Inc.* (Internet)	446	5,272
Arris Group, Inc.* (Telecommunications)	669	6,864
athenahealth, Inc.* (Software)	223	8,387
Atheros Communications* (Telecommunications)	223	5,490
Atmel Corp.* (Semiconductors)	2,007	7,466
ATMI, Inc.* (Semiconductors)	223	3,378
Autodesk, Inc.* (Software)	1,115	27,797
Avocent Corp.* (Internet)	223	5,546
Blackboard, Inc.* (Software)	223	7,910
BMC Software, Inc.* (Software)	892	33,147
Brightpoint, Inc.* (Distribution/Wholesale)	223	1,643
Broadcom Corp. - Class A* (Semiconductors)	2,007	53,406
Brocade Communications Systems, Inc.* (Computers)	1,784	15,307
CA, Inc. (Software)	2,007	41,986
Cabot Microelectronics Corp.* (Chemicals)	223	7,132
CACI International, Inc. - Class A* (Computers)	223	10,619
Cadence Design Systems, Inc.* (Computers)	1,338	8,175
Cerner Corp.* (Software)	223	16,957
Check Point Software Technologies, Ltd.* (Internet)	892	27,714
Ciena Corp.* (Telecommunications)	446	5,232
Cisco Systems, Inc.* (Telecommunications)	27,429	626,753
Citrix Systems, Inc.* (Software)	892	32,790
Cognizant Technology Solutions Corp.* (Computers)	1,338	51,714
Computer Sciences Corp.* (Computers)	669	33,925
Compuware Corp.* (Software)	1,115	7,872
Comtech Telecommunications Corp.* (Telecommunications)	223	7,163
Concur Technologies, Inc.* (Software)	223	7,948
Corning, Inc. (Telecommunications)	7,359	107,515
Cree Research, Inc.* (Semiconductors)	446	18,777
Crown Castle International Corp.* (Telecommunications)	1,115	33,695
CSG Systems International, Inc.* (Software)	223	3,644
Cymer, Inc.* (Electronics)	223	7,636
Cypress Semiconductor Corp.* (Semiconductors)	669	5,640
Dell, Inc.* (Computers)	8,251	119,557
Diebold, Inc. (Computers)	223	6,744
Digital River, Inc.* (Internet)	223	5,091
DST Systems, Inc.* (Computers)	223	9,301
Dycom Industries, Inc.* (Engineering & Construction)	223	2,203
EarthLink, Inc. (Internet)	446	3,613
Echostar Holding Corp.* (Telecommunications)	223	4,050
Electronics for Imaging, Inc.* (Computers)	223	2,600
EMC Corp.* (Computers)	9,589	157,931
Emulex Corp.* (Semiconductors)	446	4,505
Equinix, Inc.* (Internet)	223	19,026
F5 Networks, Inc.* (Internet)	446	20,021
Fair Isaac Corp. (Software)	223	4,534
Fairchild Semiconductor International, Inc.* (Semiconductors)	669	5,004
FormFactor, Inc.* (Semiconductors)	223	3,789
Gartner Group, Inc.* (Commercial Services)	223	4,152
Google, Inc. - Class A* (Internet)	1,115	597,774
Harmonic, Inc.* (Telecommunications)	446	2,341
Harris Corp. (Telecommunications)	669	27,911
Hewlett-Packard Co. (Computers)	11,373	539,763
IAC/InterActiveCorp* (Internet)	446	8,447
Informatica Corp.* (Software)	446	9,469
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	669	11,808
Insight Enterprises, Inc.* (Retail)	223	2,346
Integrated Device Technology, Inc.* (Semiconductors)	892	5,245
Intel Corp. (Semiconductors)	26,537	507,122
InterDigital, Inc.* (Telecommunications)	223	4,585
Intermec, Inc.* (Machinery - Diversified)	223	2,747
International Business Machines Corp. (Computers)	6,244	753,089
International Rectifier Corp.* (Semiconductors)	446	8,153
Intersil Corp. - Class A (Semiconductors)	669	8,396
Intuit, Inc.* (Software)	1,338	38,896
j2 Global Communications, Inc.* (Internet)	223	4,560
JDA Software Group, Inc.* (Software)	223	4,424

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
JDS Uniphase Corp.* (Telecommunications)	1,115	$6,233
Juniper Networks, Inc.* (Telecommunications)	2,453	62,576
KLA -Tencor Corp. (Semiconductors)	892	28,999
Lam Research Corp.* (Semiconductors)	669	22,559
Lexmark International, Inc. - Class A* (Computers)	446	11,373
Linear Technology Corp. (Semiconductors)	892	23,085
LSI Logic Corp.* (Semiconductors)	3,122	15,985
Marvell Technology Group, Ltd.* (Semiconductors)	2,230	30,596
Maxim Integrated Products, Inc. (Semiconductors)	1,561	26,022
McAfee, Inc.* (Internet)	669	28,018
MEMC Electronic Materials, Inc.* (Semiconductors)	1,115	13,848
Mentor Graphics Corp.* (Computers)	446	3,256
Microchip Technology, Inc. (Semiconductors)	892	21,372
Micron Technology, Inc.* (Semiconductors)	4,014	27,255
Micros Systems, Inc.* (Computers)	446	12,006
Microsemi Corp.* (Semiconductors)	446	5,936
Microsoft Corp. (Software)	37,687	1,045,060
Motorola, Inc. (Telecommunications)	10,258	87,911
National Semiconductor Corp. (Semiconductors)	1,115	14,428
NCR Corp.* (Computers)	669	6,790
NetApp, Inc.* (Computers)	1,561	42,225
Novell, Inc.* (Software)	1,561	6,384
Novellus Systems, Inc.* (Semiconductors)	446	9,179
Nuance Communications, Inc.* (Software)	1,115	14,618
NVIDIA Corp.* (Semiconductors)	2,676	32,005
OmniVision Technologies, Inc.* (Semiconductors)	223	2,734
ON Semiconductor Corp.* (Semiconductors)	2,007	13,427
Oracle Corp. (Software)	18,286	385,835
Palm, Inc.* (Computers)	669	7,767
Parametric Technology Corp.* (Software)	446	6,650
Perot Systems Corp. - Class A* (Computers)	446	13,353
Pitney Bowes, Inc. (Office/Business Equipment)	892	21,854
Plantronics, Inc. (Telecommunications)	223	5,377
PMC-Sierra, Inc.* (Semiconductors)	1,115	9,500
Polycom, Inc.* (Telecommunications)	446	9,576
Progress Software Corp.* (Software)	223	5,151
QLogic Corp.* (Semiconductors)	669	11,734
Qualcomm, Inc. (Telecommunications)	7,805	323,205
Quest Software, Inc.* (Software)	223	3,740
Rackspace Hosting, Inc.* (Internet)	446	7,470
Rambus, Inc.* (Semiconductors)	446	7,136
Red Hat, Inc.* (Software)	892	23,022
RF Micro Devices, Inc.* (Telecommunications)	1,115	4,438
Riverbed Technology, Inc.* (Computers)	223	4,569
Rovi Corp.* (Semiconductors)	446	12,287
SAIC, Inc.* (Commercial Services)	892	15,797
Salesforce.com, Inc.* (Software)	446	25,310
SanDisk Corp.* (Computers)	1,115	22,835
SAVVIS, Inc.* (Telecommunications)	223	3,298
SBA Communications Corp. - Class A* (Telecommunications)	446	12,582
Seagate Technology (Computers)	2,230	31,108
Semtech Corp.* (Semiconductors)	223	3,450
Silicon Laboratories, Inc.* (Semiconductors)	223	9,344
Skyworks Solutions, Inc.* (Semiconductors)	892	9,304
Solera Holdings, Inc. (Software)	223	7,185
Sonus Networks, Inc.* (Telecommunications)	892	1,713
SRA International, Inc. - Class A* (Computers)	223	4,183
STEC, Inc.* (Computers)	223	4,754
Sun Microsystems, Inc.* (Computers)	3,568	29,186
Sybase, Inc.* (Software)	446	17,644
Sycamore Networks, Inc.* (Telecommunications)	892	2,542
Symantec Corp.* (Internet)	4,014	70,566
Synaptics, Inc.* (Computers)	223	5,017
Syniverse Holdings, Inc.* (Telecommunications)	223	3,820
Synopsys, Inc.* (Computers)	669	14,718
Tech Data Corp.* (Distribution/Wholesale)	223	8,570
Tekelec* (Telecommunications)	223	3,349
Tellabs, Inc.* (Telecommunications)	1,784	10,740
Teradata Corp.* (Computers)	892	24,869
Teradyne, Inc.* (Semiconductors)	892	7,466
Tessera Technologies, Inc.* (Semiconductors)	223	4,931
Texas Instruments, Inc. (Semiconductors)	6,021	141,192
Tibco Software, Inc.* (Internet)	892	7,805
TriQuint Semiconductor, Inc.* (Semiconductors)	669	3,606
Unisys Corp.* (Computers)	224	6,519
United Online, Inc. (Internet)	446	3,568
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	446	12,662
VeriFone Holdings, Inc.* (Software)	446	5,932
VeriSign, Inc.* (Internet)	892	20,347
VMware, Inc. - Class A* (Software)	223	8,570
Websense, Inc.* (Internet)	223	3,581
Western Digital Corp.* (Computers)	1,115	37,553
Xerox Corp. (Office/Business Equipment)	4,237	31,862
Xilinx, Inc. (Semiconductors)	1,338	29,101
Yahoo!, Inc.* (Internet)	6,244	99,280

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks, continued
Zoran Corp.* (Semiconductors)	223	$1,978

TOTAL COMMON STOCKS (Cost $6,941,033)		8,585,786

	Principal Amount
Repurchase Agreements (28.3%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $998,002 (Collateralized by $965,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,018,134)	$998,000	998,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $651,001 (Collateralized by $666,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $665,616)	651,000	651,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,229,002 (Collateralized by $1,175,900 of various U.S. Treasury Securities, 3.75%–6.00%, 5/15/11-11/15/18, market value $1,271,799)	1,229,000	1,229,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $390,001 (Collateralized by $395,000 of various U.S. Treasury Securities, 1.13%–4.00%, 6/30/11-3/6/13, market value $401,417)	390,000	390,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,268,000)		3,268,000

TOTAL INVESTMENT SECURITIES (Cost $10,209,033)—102.6%		11,853,786
Net other assets (liabilities) — (2.6)%		(295,660)

NET ASSETS — 100.0%		$11,558,126

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $1,700,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$3,337,697	$(118,526)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	$5,435,650	$(213,671)

Technology UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Chemicals	$7,132	0.1%
Commercial Services	19,949	0.2%
Computers	2,789,480	24.0%
Distribution/Wholesale	22,021	0.2%
Electronics	7,636	0.1%
Engineering & Construction	2,203	NM
Internet	957,323	8.3%
Machinery - Diversified	2,747	NM
Office/Business Equipment	53,716	0.5%
Retail	2,346	NM
Semiconductors	1,339,207	11.6%
Software	1,907,699	16.5%
Telecommunications	1,474,327	12.8%
Other**	2,972,340	25.7%

Total	$11,558,126	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$8,585,786	$—	$8,585,786
Repurchase Agreements	—	3,268,000	3,268,000

Total Investment Securities	8,585,786	3,268,000	11,853,786

Other Financial Instruments^	—	(332,197)	(332,197)

Total Investments	$8,585,786	$2,935,803	$11,521,589

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (53.7%)
AT&T, Inc. (Telecommunications)	16,516	$423,966
CenturyTel, Inc. (Telecommunications)	1,144	37,134
Cincinnati Bell, Inc.* (Telecommunications)	836	2,575
Frontier Communications Corp. (Telecommunications)	1,188	8,518
Leap Wireless International, Inc.* (Telecommunications)	220	2,908
Leucadia National Corp.* (Holding Companies - Diversified)	748	16,807
Level 3 Communications, Inc.* (Telecommunications)	6,116	7,217
MetroPCS Communications, Inc.* (Telecommunications)	968	6,031
NII Holdings, Inc. - Class B* (Telecommunications)	616	16,589
Qwest Communications International, Inc. (Telecommunications)	5,324	19,113
Sprint Nextel Corp.* (Telecommunications)	10,560	31,258
Telephone & Data Systems, Inc. (Telecommunications)	176	5,213
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	176	4,858
tw telecom, Inc.* (Telecommunications)	572	7,207
US Cellular Corp.* (Telecommunications)	44	1,611
Verizon Communications, Inc. (Telecommunications)	10,912	322,886
Virgin Media, Inc. (Telecommunications)	1,100	15,367
Windstream Corp. (Telecommunications)	1,672	16,118

TOTAL COMMON STOCKS (Cost $792,252)		945,376

	Principal Amount
Repurchase Agreements (30.1%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $161,000 (Collateralized by $156,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $164,470)	$161,000	161,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $103,000 (Collateralized by $107,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $106,938)	103,000	103,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $198,000 (Collateralized by $189,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $209,275)	198,000	198,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $68,000 (Collateralized by $71,000 of various U.S. Treasury Securities, 0.88%–4.00%, 5/31/11-3/6/13, market value $71,887)	68,000	68,000

TOTAL REPURCHASE AGREEMENTS (Cost $530,000)		530,000

TOTAL INVESTMENT SECURITIES (Cost $1,322,252)—83.8%		1,475,376
Net other assets (liabilities) — 16.2%		285,119

NET ASSETS — 100.0%		$1,760,495

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $350,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$1,036,691	$(5,423)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	$494,277	$(2,595)

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Holding Companies - Diversified	$16,806	1.0%
Telecommunications	928,570	52.7%
Other**	815,119	46.3%

Total	$1,760,495	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$945,376	$—	$945,376
Repurchase Agreements	—	530,000	530,000

Total Investment Securities	945,376	530,000	1,475,376

Other Financial Instruments^	—	(8,018)	(8,018)

Total Investments	$945,376	$521,982	$1,467,358

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	October 31, 2009
(unaudited)

	Shares	Value
Common Stocks (76.5%)
AGL Resources, Inc. (Gas)	1,170	$40,903
Allegheny Energy, Inc. (Electric)	2,652	60,519
ALLETE, Inc. (Electric)	468	15,842
Alliant Energy Corp. (Electric)	1,716	45,577
Ameren Corp. (Electric)	3,276	79,738
American Electric Power, Inc. (Electric)	7,410	223,930
American Water Works Co., Inc. (Water)	1,404	26,634
Aqua America, Inc. (Water)	2,106	32,538
Atmos Energy Corp. (Gas)	1,404	39,101
Avista Corp. (Electric)	858	16,268
Black Hills Corp. (Electric)	624	15,207
California Water Service Group (Water)	312	11,410
Calpine Corp.* (Electric)	5,772	64,877
CenterPoint Energy, Inc. (Electric)	4,992	62,899
Cleco Corp. (Electric)	936	23,166
CMS Energy Corp. (Electric)	3,510	46,683
Consolidated Edison, Inc. (Electric)	4,212	171,344
Constellation Energy Group, Inc. (Electric)	2,808	86,823
Covanta Holding Corp.* (Energy - Alternate Sources)	2,028	34,841
Dominion Resources, Inc. (Electric)	9,126	311,105
DPL, Inc. (Electric)	1,794	45,460
DTE Energy Co. (Electric)	2,574	95,187
Duke Energy Corp. (Electric)	19,968	315,894
Dynegy, Inc. - Class A* (Electric)	7,800	15,600
Edison International (Electric)	4,602	146,436
El Paso Electric Co.* (Electric)	702	13,162
Entergy Corp. (Electric)	3,042	233,382
EQT Corp. (Oil & Gas)	1,872	78,362
Exelon Corp. (Electric)	10,218	479,837
FirstEnergy Corp. (Electric)	4,758	205,926
FPL Group, Inc. (Electric)	5,850	287,235
Great Plains Energy, Inc. (Electric)	2,106	36,434
Hawaiian Electric Industries, Inc. (Electric)	1,404	25,061
IDACORP, Inc. (Electric)	702	19,719
Integrys Energy Group, Inc. (Electric)	1,170	40,482
ITC Holdings Corp. (Electric)	780	34,648
Laclede Group, Inc. (Gas)	312	9,582
Mirant Corp.* (Electric)	2,262	31,623
National Fuel Gas Co. (Pipelines)	1,014	45,975
New Jersey Resources Corp. (Gas)	624	21,965
Nicor, Inc. (Gas)	702	26,030
NiSource, Inc. (Electric)	4,212	54,419
Northeast Utilities System (Electric)	2,730	62,926
Northwest Natural Gas Co. (Gas)	390	16,306
NorthWestern Corp. (Electric)	546	13,186
NRG Energy, Inc.* (Electric)	4,134	95,041
NSTAR (Electric)	1,638	50,696
NV Energy, Inc. (Electric)	3,588	41,118
ONEOK, Inc. (Gas)	1,560	56,488
Pepco Holdings, Inc. (Electric)	3,432	51,240
PG&E Corp. (Electric)	5,772	236,017
Piedmont Natural Gas Co., Inc. (Gas)	1,092	25,422
Pinnacle West Capital Corp. (Electric)	1,560	48,859
PNM Resources, Inc. (Electric)	1,248	13,379
Portland General Electric Co. (Electric)	1,170	21,750
PPL Corp. (Electric)	5,772	169,928
Progress Energy, Inc. (Electric)	4,290	161,004
Public Service Enterprise Group, Inc. (Electric)	7,878	234,764
Questar Corp. (Pipelines)	2,652	105,656
RRI Energy, Inc.* (Electric)	5,460	28,774
SCANA Corp. (Electric)	1,716	58,069
Sempra Energy (Gas)	3,510	180,589
South Jersey Industries, Inc. (Gas)	468	16,516
Southern Co. (Electric)	12,324	384,386
Southwest Gas Corp. (Gas)	702	17,543
Spectra Energy Corp. (Pipelines)	9,906	189,403
TECO Energy, Inc. (Electric)	3,120	44,741
The AES Corp.* (Electric)	10,374	135,588
UGI Corp. (Gas)	1,638	39,115
Unisource Energy Corp. (Electric)	546	15,768
Vectren Corp. (Gas)	1,248	28,130
Westar Energy, Inc. (Electric)	1,716	32,861
WGL Holdings, Inc. (Gas)	780	25,787
Wisconsin Energy Corp. (Electric)	1,794	78,344
Xcel Energy, Inc. (Electric)	7,098	133,726

TOTAL COMMON STOCKS (Cost $5,252,365)		6,484,944

	Principal Amount
Repurchase Agreements (30.1%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $778,001 (Collateralized by $752,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $793,675)	$778,000	778,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $508,000 (Collateralized by $519,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $518,701)	508,000	508,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $959,002 (Collateralized by $937,000 of various U.S. Treasury Securities, 0.14%‡–4.38%, 4/1/10-11/15/18, market value $978,392)	959,000	959,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $303,001 (Collateralized by $307,000 Federal Farm Credit Bank, 4.00%, 3/6/13, market value $312,572)	303,000	303,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,548,000)		2,548,000

TOTAL INVESTMENT SECURITIES (Cost $7,800,365)—106.6%		9,032,944
Net other assets (liabilities) — (6.6)%		(555,435)

NET ASSETS — 100.0%		$8,477,509

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	October 31, 2009
(unaudited)

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $1,100,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$3,842,106	$(141,124)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	$2,433,502	$(92,836)

Utilities UltraSector ProFund invested in the following industries as of October 31, 2009:

	Value	% of Net Assets
Electric	$5,416,648	64.0%
Energy - Alternate Sources	34,841	0.4%
Gas	543,477	6.4%
Oil & Gas	78,362	0.9%
Pipelines	341,034	4.0%
Water	70,582	0.8%
Other**	1,992,565	23.5%

Total	$8,477,509	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Common Stocks	$6,484,944	$—	$6,484,944
Repurchase Agreements	—	2,548,000	2,548,000

Total Investment Securities	6,484,944	2,548,000	9,032,944

Other Financial Instruments^	—	(233,960)	(233,960)

Total Investments	$6,484,944	$2,314,040	$8,798,984

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.7%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,004,002 (Collateralized by $971,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $1,024,355)	$1,004,000	$1,004,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $656,001 (Collateralized by $671,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $670,613)	656,000	656,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,238,002 (Collateralized by $1,205,000 of various Federal National Mortgage Association Securities, 4.38%–6.00%, 6/21/10-5/15/11, market value $1,272,317)	1,238,000	1,238,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $393,001 (Collateralized by $398,000 of various U.S. Treasury Securities, 0.88%–4.00%, 5/31/11-3/6/13, market value $405,080)	393,000	393,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,291,000)		3,291,000

TOTAL INVESTMENT SECURITIES (Cost $3,291,000)—97.7%		3,291,000
Net other assets (liabilities) — 2.3%		77,028

NET ASSETS — 100.0%		$3,368,028

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $751,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(2,570,530)	$15,758
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	$(788,341)	$41,825

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$3,291,000	$3,291,000

Total Investment Securities	3,291,000	3,291,000

Other Financial Instruments^	57,583	57,583

Total Investments	$3,348,583	$3,348,583

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (89.6%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $2,788,005 (Collateralized by $2,697,700 U.S. Treasury Notes, 3.75%, 11/15/18, market value $2,844,176)	$2,788,000	$2,788,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,822,002 (Collateralized by $1,861,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $1,859,927)	1,822,000	1,822,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,432,006 (Collateralized by $3,241,500 of various U.S. Treasury Securities, 3.75%–6.00%, 5/15/11-11/15/18, market value $3,504,157)	3,432,000	3,432,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,080,002 (Collateralized by $1,090,000 of various U.S. Treasury Securities, 0.88%–4.00%, 5/31/11-3/6/13, market value $1,109,298)	1,080,000	1,080,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,122,000)		9,122,000

TOTAL INVESTMENT SECURITIES (Cost $9,122,000)—89.6%		9,122,000
Net other assets (liabilities) — 10.4%		1,056,680

NET ASSETS — 100.0%		$10,178,680

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $1,940,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(6,896,996)	$(85,580)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	$(3,346,498)	$(30,831)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$9,122,000	$9,122,000

Total Investment Securities	9,122,000	9,122,000

Other Financial Instruments^	(116,411)	(116,411)

Total Investments	$9,005,589	$9,005,589

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.6%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $8,536,014 (Collateralized by $8,259,000 U.S. Treasury Notes, 3.75%, 11/15/18, market value $8,707,436)	$8,536,000	$8,536,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,580,005 (Collateralized by $5,697,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $5,693,716)	5,580,000	5,580,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $10,506,018 (Collateralized by $10,305,400 of various U.S. Treasury Securities, 3.00%–4.75%, 6/11/10-11/15/18, market value $10,717,863)	10,506,000	10,506,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,294,005 (Collateralized by $3,381,000 of various U.S. Treasury Securities, 0.88%–5.13%, 5/31/11-3/6/13, market value $3,394,014)	3,294,000	3,294,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,916,000)		27,916,000

TOTAL INVESTMENT SECURITIES (Cost $27,916,000)—101.6%		27,916,000
Net other assets (liabilities) — (1.6)%		(427,223)

NET ASSETS — 100.0%		$27,488,777

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $6,930,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(19,657,502)	$(309,878)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	$(7,686,588)	$(170,521)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$27,916,000	$27,916,000

Total Investment Securities	27,916,000	27,916,000

Other Financial Instruments^	(480,399)	(480,399)

Total Investments	$27,435,601	$27,435,601

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (51.8%)
U.S. Treasury Bonds, 4.50%, 8/15/39	$8,100,000	$8,459,438

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,264,449)		8,459,438

Repurchase Agreements (93.9%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $4,683,008 (Collateralized by $4,531,100 U.S. Treasury Notes, 3.75%, 11/15/18, market value $4,777,124)	4,683,000	4,683,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,061,003 (Collateralized by $3,125,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $3,123,199)	3,061,000	3,061,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,764,010 (Collateralized by $5,492,000 of various U.S. Government Agency Obligations, 4.75%–6.00%, 1/18/11-5/15/11, market value $5,879,773)	5,764,000	5,764,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $1,807,003 (Collateralized by $1,658,000 of various U.S. Government Agency Obligations, 4.00%–6.47%, 9/25/12-3/6/13, market value $1,845,997)	1,807,000	1,807,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,315,000)		15,315,000

TOTAL INVESTMENT SECURITIES (Cost $23,579,449)—145.7%		23,774,438
Net other assets (liabilities) — (45.7)%		(7,459,868)

NET ASSETS — 100.0%		$16,314,570

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $2,700,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 12/21/09 (Underlying notional amount at value $1,561,219)	13	$28,011

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Credit Suisse Capital, based on the 30-Year U.S. Treasury Bond, 4.50% due 8/15/39	$11,174,813	$496,692

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
U.S. Treasury Obligations	$8,459,438	$—	$8,459,438
Repurchase Agreements	—	15,315,000	15,315,000

Total Investment Securities	8,459,438	15,315,000	23,774,438

Other Financial Instruments^	28,011	496,692	524,703

Total Investments	$8,487,449	$15,811,692	$24,299,141

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.1%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $27,438,046 (Collateralized by $26,547,300 U.S. Treasury Notes, 3.75%, 11/15/18, market value $27,988,730)	$27,438,000	$27,438,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $17,940,015 (Collateralized by $18,311,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $18,300,443)	17,940,000	17,940,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $33,770,056 (Collateralized by $34,173,000 of various U.S. Government Agency Obligations, 0.12%‡–4.75%, 1/29/10-3/5/12, market value $34,446,304)	33,770,000	33,770,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $10,570,018 (Collateralized by $10,609,000 of various U.S. Government Agency Obligations, 1.38%–4.12%, 8/24/11-5/6/13, market value $10,783,502)	10,570,000	10,570,000

TOTAL REPURCHASE AGREEMENTS (Cost $89,718,000)		89,718,000

	Contracts
Options Purchased(NM)
10-Year U.S. Treasury Note Call Option, exercise @ 185, expiring 11/20/09	50	92

TOTAL OPTIONS PURCHASED (Cost $897)		92

TOTAL INVESTMENT SECURITIES (Cost $89,718,897)—100.1%		89,718,092
Net other assets (liabilities) — (0.1)%		(58,595)

NET ASSETS — 100.0%		$89,659,497

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $9,300,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
10-Year U.S. Treasury Bond Futures Contract expiring 12/21/09 (Underlying notional amount at value $3,201,609)	27	$(16,699)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Credit Suisse Capital, based on the 10-Year U.S. Treasury Note, 3.625% due 8/15/19	$(87,408,750)	$(1,235,415)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$89,718,000	$89,718,000
Options Purchased	—	92	92

Total Investment Securities	—	89,718,092	89,718,092

Other Financial Instruments^	(16,699)	(1,235,415)	(1,252,114)

Total Investments	$(16,699)	$88,482,677	$88,465,978

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.5%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $60,263,100 (Collateralized by $58,306,600 U.S. Treasury Notes, 3.75%, 11/15/18, market value $61,472,454)	$60,263,000	$60,263,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $39,402,033 (Collateralized by $40,214,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $40,190,815)	39,402,000	39,402,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $74,169,124 (Collateralized by $75,689,000 of various U.S. Government Agency Obligations, 0.11%‡–2.05%, 11/27/09-10/15/12, market value $75,657,369)	74,169,000	74,169,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $23,211,039 (Collateralized by $23,239,000 of various Federal National Mortgage Association Securities, 4.15%–4.80%, 1/13/12-11/27/12, market value $23,676,138)	23,211,000	23,211,000

TOTAL REPURCHASE AGREEMENTS (Cost $197,045,000)		197,045,000

	Contracts
Options Purchased(NM)
30-Year U.S. Treasury Bond Call Option, exercise @ 195, expiring 11/20/09	200	370

TOTAL OPTIONS PURCHASED (Cost $3,589)		370

TOTAL INVESTMENT SECURITIES (Cost $197,048,589)—101.5%		197,045,370
Net other assets (liabilities) — (1.5)%		(2,979,625)

NET ASSETS — 100.0%		$194,065,745

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $25,400,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 12/21/09 (Underlying notional amount at value $7,565,906)	63	$88,495

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Credit Suisse Capital, based on the 30-Year U.S. Treasury Bond, 4.50% due 8/15/39	$(238,221,938)	$(5,347,669)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$197,045,000	$197,045,000
Options Purchased	—	370	370

Total Investment Securities	—	197,045,370	197,045,370

Other Financial Instrutments^	88,495	(5,347,669)	(5,259,174)

Total Investments	$88,495	$191,697,701	$191,786,196

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (88.8%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $8,451,014 (Collateralized by $8,176,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $8,620,773)	$8,451,000	$8,451,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $5,525,005 (Collateralized by $5,641,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $5,637,749)	5,525,000	5,525,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $10,402,017 (Collateralized by $10,561,400 of various U.S. Treasury Securities, 2.05%–3.75%, 10/15/12-11/15/18, market value $10,610,840)	10,402,000	10,402,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,261,005 (Collateralized by $3,256,000 of various U.S. Treasury Securities, 1.00%–4.80%, 7/31/11-3/6/13, market value $3,328,803)	3,261,000	3,261,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,639,000)		27,639,000

TOTAL INVESTMENT SECURITIES (Cost $27,639,000)—88.8%		27,639,000
Net other assets (liabilities) — 11.2%		3,497,019

NET ASSETS — 100.0%		$31,136,019

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $3,340,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
U.S. Dollar Index Futures Contract expiring 12/14/09 (Underlying notional amount at value $1,760,305)	23	$(12,711)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	October 31, 2009
(unaudited)

At October 31, 2009, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	11/6/09	1,218,678	$2,000,631	$1,999,780	$851
Canadian Dollar vs. U.S. Dollar	11/6/09	1,716,089	1,591,639	1,586,336	5,303
Euro vs. U.S. Dollar	11/6/09	6,561,142	9,659,248	9,654,588	4,660
Japanese Yen vs. U.S. Dollar	11/6/09	212,985,851	2,349,100	2,366,586	(17,486)
Swedish Krona vs. U.S. Dollar	11/6/09	4,862,561	688,034	685,855	2,179
Swiss Franc vs. U.S. Dollar	11/6/09	621,626	605,496	606,134	(638)

Total Short Contracts			$16,894,148	$16,899,279	$(5,131)

At October 31, 2009, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	11/6/09	912,034	$1,497,441	$1,496,596	$845
Canadian Dollar vs. U.S. Dollar	11/6/09	1,177,301	1,091,959	1,088,285	3,674
Euro vs. U.S. Dollar	11/6/09	4,944,496	7,279,454	7,275,726	3,728
Japanese Yen vs. U.S. Dollar	11/6/09	146,747,618	1,619,350	1,630,582	(11,232)
Swedish Krona vs. U.S. Dollar	11/6/09	3,890,487	550,412	548,746	1,666
Swiss Franc vs. U.S. Dollar	11/6/09	463,747	451,688	452,190	(502)

Total Short Contracts			$12,490,304	$12,492,125	$(1,821)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

	LEVEL 1	LEVEL 2	Total
Description
Investment Securities:
Repurchase Agreements	$—	$27,639,000	$27,639,000

Total Investment Securities	—	27,639,000	27,639,000

Other Financial Instruments^	(12,711)	(6,952)	(19,663)

Total Investments	$(12,711)	$27,632,048	$27,619,337

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	October 31, 2009
(unaudited)

	Principal Amount	Value
Repurchase Agreements (103.4%)
Bank of America, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $9,315,016 (Collateralized by $9,012,800 U.S. Treasury Notes, 3.75%, 11/15/18, market value $9,502,165)	$9,315,000	$9,315,000
Deutsche Bank, 0.01%, 11/2/09+, dated 10/30/09, with a repurchase price of $6,089,005 (Collateralized by $6,217,000 Federal National Mortgage Association, 0.14%‡, 4/1/10, market value $6,213,416)	6,089,000	6,089,000
HSBC, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $11,465,019 (Collateralized by $11,649,000 of various U.S. Government Agency Obligations, 2.05%–6.00%, 6/21/10-10/15/12, market value $11,706,383)	11,465,000	11,465,000
UMB, 0.02%, 11/2/09+, dated 10/30/09, with a repurchase price of $3,594,006 (Collateralized by $3,564,000 of various U.S. Government Agency Obligations, 0.65%–4.80%, 6/10/10-3/6/13, market value $3,607,415)	3,594,000	3,594,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,463,000)		30,463,000

TOTAL INVESTMENT SECURITIES (Cost $30,463,000)—103.4%		30,463,000
Net other assets (liabilities) — (3.4)%		(990,257)

NET ASSETS — 100.0%		$29,472,743

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2009, the aggregate amount held in a segregated account was $3,431,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2009.

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 12/14/09 (Underlying notional amount at value $2,449,120)	32	$17,515

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	October 31, 2009
(unaudited)

At October 31, 2009, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	11/6/09	41,598	$68,146	$68,259	$(113)
Canadian Dollar vs. U.S. Dollar	11/6/09	24,906	23,085	23,023	62
Euro vs. U.S. Dollar	11/6/09	166,301	244,675	244,708	(33)
Japanese Yen vs. U.S. Dollar	11/6/09	11,093,965	122,184	123,270	(1,086)
Swedish Krona vs. U.S. Dollar	11/6/09	67,800	9,591	9,563	28
Swiss Franc vs. U.S. Dollar	11/6/09	17,179	16,731	16,751	(20)

Total Short Contracts			$484,412	$485,574	$(1,162)

Long:
British Sterling Pound vs. U.S. Dollar	11/6/09	1,790,681	$2,939,654	$2,938,404	$(1,250)
Canadian Dollar vs. U.S. Dollar	11/6/09	2,319,598	2,151,381	2,144,214	(7,167)
Euro vs. U.S. Dollar	11/6/09	9,510,674	14,001,519	13,994,764	(6,755)
Japanese Yen vs. U.S. Dollar	11/6/09	305,147,995	3,365,591	3,390,643	25,052
Swedish Krona vs. U.S. Dollar	11/6/09	7,250,192	1,025,874	1,022,626	(3,248)
Swiss Franc vs. U.S. Dollar	11/6/09	902,004	878,598	879,525	927

Total Long Contracts			$24,362,617	$24,370,176	$7,559

At October 31, 2009, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British Sterling Pound vs. U.S. Dollar	11/6/09	241,442	$396,887	$396,193	$(694)
Canadian Dollar vs. U.S. Dollar	11/6/09	388,775	361,274	359,380	(1,894)
Euro vs. U.S. Dollar	11/6/09	1,393,174	2,053,744	2,050,028	(3,716)
Japanese Yen vs. U.S. Dollar	11/6/09	49,733,732	547,371	552,615	5,244
Swedish Krona vs. U.S. Dollar	11/6/09	910,125	129,113	128,371	(742)
Swiss Franc vs. U.S. Dollar	11/6/09	128,794	125,606	125,584	(22)

Total Long Contracts			$3,613,995	$3,612,171	$(1,824)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	October 31, 2009
(unaudited)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at October 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Schedules of Portfolio Investments.

Description	LEVEL 1	LEVEL 2	Total
Investment Securities:
Repurchase Agreements	$—	$30,463,000	$30,463,000

Total Investment Securities	—	30,463,000	30,463,000

Other Financial Instruments^	17,515	4,573	22,088

Total Investments	$17,515	$30,467,573	$30,485,088

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

October 31, 2009

(Unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offer three classes of shares: the Investor Class, Service Class and Class A.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2009

(Unaudited)

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of October 31, 2009, based upon the three levels defined above, is included in each ProFund’s Schedule of Portfolio Investments.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds is monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2009

(Unaudited)

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of October 31, 2009, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records. As of October 31, 2009, the ProFunds did not hold any when-issued or delayed-delivery securities.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options and swap agreements, that a ProFund should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2009

(Unaudited)

on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts and foreign currency risk related to U.S. dollar futures contracts) and exposure to loss in excess of the amounts of variation margin. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of October 31, 2009 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of October 31, 2009, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2009

(Unaudited)

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount,

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2009

(Unaudited)

if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the return, the ProFund pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at October 31, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund is entitled to pay or receive the “unrealized gain or loss” amount.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2009

(Unaudited)

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3. Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2009

(Unaudited)

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index may cause a decrease in the performance relative to the index performance times the stated fund multiple. Investors should monitor their holdings consistent with their strategies, as frequently as daily.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. The ProFunds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on stock indexes and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the ProFunds, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

October 31, 2009

(Unaudited)

4. Federal Income Tax Information

At October 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$47,389,690	$10,452,102	$(9,190,874)	$1,261,228
Mid-Cap ProFund	11,853,180	1,012,916	(405,724)	607,192
Small-Cap ProFund	30,548,877	1,907,197	(549,642)	1,357,555
NASDAQ-100 ProFund	79,373,087	10,399,995	(4,388,700)	6,011,295
Large-Cap Value ProFund	9,906,781	2,442,617	(1,959,442)	483,175
Large-Cap Growth ProFund	11,112,128	3,537,857	(1,732,742)	1,805,115
Mid-Cap Value ProFund	15,869,187	2,505,309	(3,606,109)	(1,100,800)
Mid-Cap Growth ProFund	9,860,816	2,820,472	(2,079,235)	741,237
Small-Cap Value ProFund	9,376,742	2,439,900	(3,596,143)	(1,156,243)
Small-Cap Growth ProFund	12,845,568	2,322,676	(3,428,508)	(1,105,832)
Europe 30 ProFund	15,331,933	2,563,082	(4,122,169)	(1,559,087)
UltraBull ProFund	60,626,484	8,596,000	(12,323,640)	(3,727,640)
UltraMid-Cap ProFund	24,888,873	4,836,182	(5,447,505)	(611,323)
UltraSmall-Cap ProFund	33,060,980	3,374,081	(2,472,115)	901,966
UltraDow 30 ProFund	14,652,730	3,038,466	(2,293,563)	744,903
UltraNASDAQ-100 ProFund	140,621,095	35,240,596	(41,528,397)	(6,287,801)
UltraInternational ProFund	24,542,000	—	—	—
UltraEmerging Markets ProFund	114,483,499	2,438,095	(13,907,703)	(11,469,608)
UltraLatin America ProFund	82,901,699	12,623,348	(9,949,551)	2,673,797
UltraChina ProFund	29,467,003	4,895,166	(4,153,337)	741,829
UltraJapan ProFund	16,660,000	—	—	—
Bear ProFund	80,517,530	—	(1,161)	(1,161)
Short Small-Cap ProFund	18,817,024	—	(411)	(411)
Short NASDAQ-100 ProFund	18,680,000	—	—	—
UltraBear ProFund	113,706,655	—	(2,773)	(2,773)
UltraShort Mid-Cap ProFund	6,481,000	—	—	—
UltraShort Small-Cap ProFund	30,475,675	—	—	—
UltraShort Dow 30 ProFund	13,073,000	—	—	—
UltraShort NASDAQ-100 ProFund	36,847,000	—	—	—
UltraShort International ProFund	10,664,000	—	—	—
UltraShort Emerging Markets ProFund	9,454,000	—	—	—
UltraShort Latin America ProFund	9,941,000	—	—	—
UltraShort China ProFund	4,511,000	—	—	—
UltraShort Japan ProFund	6,532,950	—	—	—
Banks UltraSector ProFund	14,009,507	3,628,828	(4,933,282)	(1,304,454)
Basic Materials UltraSector ProFund	47,216,034	8,715,547	(19,091,083)	(10,375,536)
Biotechnology UltraSector ProFund	18,842,743	3,134,115	(3,620,630)	(486,515)
Consumer Goods UltraSector ProFund	1,055,698	70,804	(38,328)	32,476
Consumer Services UltraSector ProFund	1,997,291	248,212	(311,044)	(62,832)
Financials UltraSector ProFund	15,155,163	2,573,838	(6,413,903)	(3,840,065)
Health Care UltraSector ProFund	6,551,999	766,848	(1,127,288)	(360,440)
Industrials UltraSector ProFund	3,728,892	315,322	(360,802)	(45,480)
Internet UltraSector ProFund	29,508,288	3,703,245	(2,813,279)	889,966
Mobile Telecommunications UltraSector ProFund	5,186,270	202,032	(3,118,068)	(2,916,036)
Oil & Gas UltraSector ProFund	36,575,848	19,921,690	(3,072,771)	16,848,919
Oil Equipment, Services & Distribution UltraSector ProFund	23,587,156	3,896,925	(5,413,498)	(1,516,573)
Pharmaceuticals UltraSector ProFund	2,872,944	158,964	(352,558)	(193,594)
Precious Metals UltraSector ProFund	72,171,000	—	—	—
Real Estate UltraSector ProFund	9,893,127	2,066,316	(1,773,508)	292,808
Semiconductor UltraSector ProFund	12,733,342	1,312,000	(3,794,927)	(2,482,927)
Telecommunications UltraSector ProFund	1,863,547	154,305	(542,476)	(388,171)
Utilities UltraSector ProFund	9,235,900	1,232,768	(1,435,724)	(202,956)
Short Oil & Gas ProFund	3,291,000	—	—	—
Short Precious Metals ProFund	9,122,000	—	—	—
Short Real Estate ProFund	27,916,000	—	—	—
U.S. Government Plus ProFund	24,045,925	194,989	(466,476)	(271,487)
Rising Rates Opportunity 10 ProFund	89,718,897	—	—	—
Rising Rates Opportunity ProFund	197,048,589	—	—	—
Rising U.S. Dollar ProFund	27,639,000	—	—	—
Falling U.S. Dollar ProFund	30,463,000	—	—	—

5. Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman, and/or the Securities Investor Protection Corporation (“SIPC”) (the “Potential Bankruptcy Paying Parties”) fail to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. Management, on behalf of the ProFunds, is pursuing collecting the full amounts directly from the Potential Bankruptcy Paying Parties. Any shortfall in payments from the Potential Bankruptcy Paying Parties will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the ProFunds’ financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from Lehman, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the ProFunds.

As of October 31, 2009, the ProFunds’ custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ Schedule of Portfolio Investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	December 23, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 23, 2009

*	Print the name and title of each signing officer under his or her signature.